UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05511

Variable Insurance Products Fund II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP International Capital Appreciation Portfolio VIP International Capital Appreciation Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 56	1.03%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$878,254,250
Number of Holdings	63
Portfolio Turnover	100%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	29.3
Financials	27.3
Information Technology	17.6
Consumer Discretionary	8.5
Communication Services	8.2
Materials	6.0
Utilities	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 24.7
Germany - 13.8
United Kingdom - 9.8
India - 7.9
France - 6.7
Canada - 6.2
Japan - 5.7
Netherlands - 5.5
Taiwan - 4.6
Others - 15.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.6
Tencent Holdings Ltd	2.9
Schneider Electric SE	2.4
Rolls-Royce Holdings PLC	2.4
ASML Holding NV	2.4
SAP SE	2.3
Hitachi Ltd	2.2
Siemens Energy AG	2.1
Spotify Technology SA	2.1
Safran SA	2.1
25.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916067.101    1392-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP International Capital Appreciation Portfolio VIP International Capital Appreciation Portfolio Service Class

This semi-annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 48	0.88%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$878,254,250
Number of Holdings	63
Portfolio Turnover	100%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	29.3
Financials	27.3
Information Technology	17.6
Consumer Discretionary	8.5
Communication Services	8.2
Materials	6.0
Utilities	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 24.7
Germany - 13.8
United Kingdom - 9.8
India - 7.9
France - 6.7
Canada - 6.2
Japan - 5.7
Netherlands - 5.5
Taiwan - 4.6
Others - 15.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.6
Tencent Holdings Ltd	2.9
Schneider Electric SE	2.4
Rolls-Royce Holdings PLC	2.4
ASML Holding NV	2.4
SAP SE	2.3
Hitachi Ltd	2.2
Siemens Energy AG	2.1
Spotify Technology SA	2.1
Safran SA	2.1
25.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916066.101    1391-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP International Capital Appreciation Portfolio VIP International Capital Appreciation Portfolio Investor Class

This semi-annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 47	0.86%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$878,254,250
Number of Holdings	63
Portfolio Turnover	100%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	29.3
Financials	27.3
Information Technology	17.6
Consumer Discretionary	8.5
Communication Services	8.2
Materials	6.0
Utilities	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 24.7
Germany - 13.8
United Kingdom - 9.8
India - 7.9
France - 6.7
Canada - 6.2
Japan - 5.7
Netherlands - 5.5
Taiwan - 4.6
Others - 15.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.6
Tencent Holdings Ltd	2.9
Schneider Electric SE	2.4
Rolls-Royce Holdings PLC	2.4
ASML Holding NV	2.4
SAP SE	2.3
Hitachi Ltd	2.2
Siemens Energy AG	2.1
Spotify Technology SA	2.1
Safran SA	2.1
25.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916068.101    1473-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP International Capital Appreciation Portfolio VIP International Capital Appreciation Portfolio Initial Class

This semi-annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 42	0.78%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$878,254,250
Number of Holdings	63
Portfolio Turnover	100%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	29.3
Financials	27.3
Information Technology	17.6
Consumer Discretionary	8.5
Communication Services	8.2
Materials	6.0
Utilities	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 24.7
Germany - 13.8
United Kingdom - 9.8
India - 7.9
France - 6.7
Canada - 6.2
Japan - 5.7
Netherlands - 5.5
Taiwan - 4.6
Others - 15.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.6
Tencent Holdings Ltd	2.9
Schneider Electric SE	2.4
Rolls-Royce Holdings PLC	2.4
ASML Holding NV	2.4
SAP SE	2.3
Hitachi Ltd	2.2
Siemens Energy AG	2.1
Spotify Technology SA	2.1
Safran SA	2.1
25.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916065.101    1390-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Emerging Markets Portfolio VIP Emerging Markets Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 61	1.13%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,222,277,924
Number of Holdings	55
Portfolio Turnover	60%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.6
Information Technology	18.0
Communication Services	11.4
Materials	11.0
Consumer Discretionary	10.8
Industrials	9.9
Health Care	5.0
Consumer Staples	5.0
Energy	3.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 29.4
Taiwan - 13.0
India - 9.2
Korea (South) - 9.2
Mexico - 8.7
Brazil - 7.8
South Africa - 4.8
Greece - 3.7
Hungary - 3.2
Others - 11.0

TOP HOLDINGS (% of Fund's net assets)
Tencent Holdings Ltd	8.3
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Samsung Electronics Co Ltd	6.2
Wal-Mart de Mexico SAB de CV Series V	3.6
China Life Insurance Co Ltd H Shares	3.4
HDFC Bank Ltd	2.7
National Bank of Greece SA	2.3
Impala Platinum Holdings Ltd	2.3
Shenzhen Inovance Technology Co Ltd A Shares (China)	2.2
Credicorp Ltd	2.2
41.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916129.101    2023-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Emerging Markets Portfolio VIP Emerging Markets Portfolio Service Class

This semi-annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 52	0.98%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,222,277,924
Number of Holdings	55
Portfolio Turnover	60%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.6
Information Technology	18.0
Communication Services	11.4
Materials	11.0
Consumer Discretionary	10.8
Industrials	9.9
Health Care	5.0
Consumer Staples	5.0
Energy	3.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 29.4
Taiwan - 13.0
India - 9.2
Korea (South) - 9.2
Mexico - 8.7
Brazil - 7.8
South Africa - 4.8
Greece - 3.7
Hungary - 3.2
Others - 11.0

TOP HOLDINGS (% of Fund's net assets)
Tencent Holdings Ltd	8.3
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Samsung Electronics Co Ltd	6.2
Wal-Mart de Mexico SAB de CV Series V	3.6
China Life Insurance Co Ltd H Shares	3.4
HDFC Bank Ltd	2.7
National Bank of Greece SA	2.3
Impala Platinum Holdings Ltd	2.3
Shenzhen Inovance Technology Co Ltd A Shares (China)	2.2
Credicorp Ltd	2.2
41.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916128.101    2022-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Emerging Markets Portfolio VIP Emerging Markets Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 51	0.96%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,222,277,924
Number of Holdings	55
Portfolio Turnover	60%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.6
Information Technology	18.0
Communication Services	11.4
Materials	11.0
Consumer Discretionary	10.8
Industrials	9.9
Health Care	5.0
Consumer Staples	5.0
Energy	3.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 29.4
Taiwan - 13.0
India - 9.2
Korea (South) - 9.2
Mexico - 8.7
Brazil - 7.8
South Africa - 4.8
Greece - 3.7
Hungary - 3.2
Others - 11.0

TOP HOLDINGS (% of Fund's net assets)
Tencent Holdings Ltd	8.3
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Samsung Electronics Co Ltd	6.2
Wal-Mart de Mexico SAB de CV Series V	3.6
China Life Insurance Co Ltd H Shares	3.4
HDFC Bank Ltd	2.7
National Bank of Greece SA	2.3
Impala Platinum Holdings Ltd	2.3
Shenzhen Inovance Technology Co Ltd A Shares (China)	2.2
Credicorp Ltd	2.2
41.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916130.101    2024-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Emerging Markets Portfolio VIP Emerging Markets Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 47	0.88%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,222,277,924
Number of Holdings	55
Portfolio Turnover	60%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.6
Information Technology	18.0
Communication Services	11.4
Materials	11.0
Consumer Discretionary	10.8
Industrials	9.9
Health Care	5.0
Consumer Staples	5.0
Energy	3.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 29.4
Taiwan - 13.0
India - 9.2
Korea (South) - 9.2
Mexico - 8.7
Brazil - 7.8
South Africa - 4.8
Greece - 3.7
Hungary - 3.2
Others - 11.0

TOP HOLDINGS (% of Fund's net assets)
Tencent Holdings Ltd	8.3
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Samsung Electronics Co Ltd	6.2
Wal-Mart de Mexico SAB de CV Series V	3.6
China Life Insurance Co Ltd H Shares	3.4
HDFC Bank Ltd	2.7
National Bank of Greece SA	2.3
Impala Platinum Holdings Ltd	2.3
Shenzhen Inovance Technology Co Ltd A Shares (China)	2.2
Credicorp Ltd	2.2
41.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916127.101    2021-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Total Market Index Portfolio VIP Total Market Index Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 18	0.36%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,320,805,506
Number of Holdings	2,600
Portfolio Turnover	10%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.9
Financials	14.1
Consumer Discretionary	10.2
Industrials	9.5
Health Care	9.3
Communication Services	9.0
Consumer Staples	5.1
Energy	3.0
Real Estate	2.4
Utilities	2.3
Materials	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.3
Ireland - 0.4
United Kingdom - 0.1
Netherlands - 0.1
Switzerland - 0.1
Canada - 0.0
Puerto Rico - 0.0
Bailiwick Of Jersey - 0.0
Bermuda - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.4
Microsoft Corp	6.2
Apple Inc	5.1
Amazon.com Inc	3.4
Meta Platforms Inc Class A	2.7
Broadcom Inc	2.2
Alphabet Inc Class A	1.8
Berkshire Hathaway Inc Class B	1.6
Tesla Inc	1.5
Alphabet Inc Class C	1.4
32.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916180.101    3077-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Total Market Index Portfolio VIP Total Market Index Portfolio Service Class

This semi-annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.21%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,320,805,506
Number of Holdings	2,600
Portfolio Turnover	10%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.9
Financials	14.1
Consumer Discretionary	10.2
Industrials	9.5
Health Care	9.3
Communication Services	9.0
Consumer Staples	5.1
Energy	3.0
Real Estate	2.4
Utilities	2.3
Materials	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.3
Ireland - 0.4
United Kingdom - 0.1
Netherlands - 0.1
Switzerland - 0.1
Canada - 0.0
Puerto Rico - 0.0
Bailiwick Of Jersey - 0.0
Bermuda - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.4
Microsoft Corp	6.2
Apple Inc	5.1
Amazon.com Inc	3.4
Meta Platforms Inc Class A	2.7
Broadcom Inc	2.2
Alphabet Inc Class A	1.8
Berkshire Hathaway Inc Class B	1.6
Tesla Inc	1.5
Alphabet Inc Class C	1.4
32.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916178.101    1018-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Total Market Index Portfolio VIP Total Market Index Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 6	0.11%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,320,805,506
Number of Holdings	2,600
Portfolio Turnover	10%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.9
Financials	14.1
Consumer Discretionary	10.2
Industrials	9.5
Health Care	9.3
Communication Services	9.0
Consumer Staples	5.1
Energy	3.0
Real Estate	2.4
Utilities	2.3
Materials	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.3
Ireland - 0.4
United Kingdom - 0.1
Netherlands - 0.1
Switzerland - 0.1
Canada - 0.0
Puerto Rico - 0.0
Bailiwick Of Jersey - 0.0
Bermuda - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.4
Microsoft Corp	6.2
Apple Inc	5.1
Amazon.com Inc	3.4
Meta Platforms Inc Class A	2.7
Broadcom Inc	2.2
Alphabet Inc Class A	1.8
Berkshire Hathaway Inc Class B	1.6
Tesla Inc	1.5
Alphabet Inc Class C	1.4
32.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916179.101    3076-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP International Index Portfolio VIP International Index Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 22	0.41%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$839,697,040
Number of Holdings	2,182
Portfolio Turnover	3%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.8
Industrials	15.3
Information Technology	13.0
Consumer Discretionary	10.2
Health Care	7.3
Consumer Staples	6.4
Communication Services	5.9
Materials	5.8
Energy	4.0
Utilities	3.0
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 16.3
United States - 7.8
Canada - 7.5
United Kingdom - 7.2
China - 7.0
Germany - 6.0
Taiwan - 5.7
France - 5.3
Australia - 4.6
Others - 32.6

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	2.9
Tencent Holdings Ltd	1.3
ASML Holding NV	1.0
SAP SE	1.0
Nestle SA	0.8
Novartis AG	0.8
Roche Holding AG	0.8
Alibaba Group Holding Ltd	0.8
Novo Nordisk A/S Series B	0.8
Astrazeneca PLC	0.7
10.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916177.101    3075-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP International Index Portfolio VIP International Index Portfolio Service Class

This semi-annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 14	0.26%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$839,697,040
Number of Holdings	2,182
Portfolio Turnover	3%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.8
Industrials	15.3
Information Technology	13.0
Consumer Discretionary	10.2
Health Care	7.3
Consumer Staples	6.4
Communication Services	5.9
Materials	5.8
Energy	4.0
Utilities	3.0
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 16.3
United States - 7.8
Canada - 7.5
United Kingdom - 7.2
China - 7.0
Germany - 6.0
Taiwan - 5.7
France - 5.3
Australia - 4.6
Others - 32.6

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	2.9
Tencent Holdings Ltd	1.3
ASML Holding NV	1.0
SAP SE	1.0
Nestle SA	0.8
Novartis AG	0.8
Roche Holding AG	0.8
Alibaba Group Holding Ltd	0.8
Novo Nordisk A/S Series B	0.8
Astrazeneca PLC	0.7
10.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916175.101    1017-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP International Index Portfolio VIP International Index Portfolio Initial Class

This semi-annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 9	0.16%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$839,697,040
Number of Holdings	2,182
Portfolio Turnover	3%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.8
Industrials	15.3
Information Technology	13.0
Consumer Discretionary	10.2
Health Care	7.3
Consumer Staples	6.4
Communication Services	5.9
Materials	5.8
Energy	4.0
Utilities	3.0
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 16.3
United States - 7.8
Canada - 7.5
United Kingdom - 7.2
China - 7.0
Germany - 6.0
Taiwan - 5.7
France - 5.3
Australia - 4.6
Others - 32.6

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	2.9
Tencent Holdings Ltd	1.3
ASML Holding NV	1.0
SAP SE	1.0
Nestle SA	0.8
Novartis AG	0.8
Roche Holding AG	0.8
Alibaba Group Holding Ltd	0.8
Novo Nordisk A/S Series B	0.8
Astrazeneca PLC	0.7
10.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916176.101    3074-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Index 500 Portfolio VIP Index 500 Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 17	0.34%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$17,084,894,566
Number of Holdings	508
Portfolio Turnover	4%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.9
Financials	13.9
Consumer Discretionary	10.3
Communication Services	9.7
Health Care	9.3
Industrials	8.5
Consumer Staples	5.5
Energy	3.0
Utilities	2.4
Real Estate	2.0
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.4
Ireland - 0.4
Netherlands - 0.1
Switzerland - 0.1
Bailiwick Of Jersey - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.4
Microsoft Corp	7.1
Apple Inc	5.9
Amazon.com Inc	3.9
Meta Platforms Inc Class A	3.0
Broadcom Inc	2.5
Alphabet Inc Class A	2.0
Berkshire Hathaway Inc Class B	1.8
Tesla Inc	1.7
Alphabet Inc Class C	1.6
36.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915965.101    366-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Index 500 Portfolio VIP Index 500 Portfolio Service Class

This semi-annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.19%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$17,084,894,566
Number of Holdings	508
Portfolio Turnover	4%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.9
Financials	13.9
Consumer Discretionary	10.3
Communication Services	9.7
Health Care	9.3
Industrials	8.5
Consumer Staples	5.5
Energy	3.0
Utilities	2.4
Real Estate	2.0
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.4
Ireland - 0.4
Netherlands - 0.1
Switzerland - 0.1
Bailiwick Of Jersey - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.4
Microsoft Corp	7.1
Apple Inc	5.9
Amazon.com Inc	3.9
Meta Platforms Inc Class A	3.0
Broadcom Inc	2.5
Alphabet Inc Class A	2.0
Berkshire Hathaway Inc Class B	1.8
Tesla Inc	1.7
Alphabet Inc Class C	1.6
36.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915966.101    822-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Index 500 Portfolio VIP Index 500 Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 5	0.09%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$17,084,894,566
Number of Holdings	508
Portfolio Turnover	4%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.9
Financials	13.9
Consumer Discretionary	10.3
Communication Services	9.7
Health Care	9.3
Industrials	8.5
Consumer Staples	5.5
Energy	3.0
Utilities	2.4
Real Estate	2.0
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.4
Ireland - 0.4
Netherlands - 0.1
Switzerland - 0.1
Bailiwick Of Jersey - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.4
Microsoft Corp	7.1
Apple Inc	5.9
Amazon.com Inc	3.9
Meta Platforms Inc Class A	3.0
Broadcom Inc	2.5
Alphabet Inc Class A	2.0
Berkshire Hathaway Inc Class B	1.8
Tesla Inc	1.7
Alphabet Inc Class C	1.6
36.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915964.101    157-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Extended Market Index Portfolio VIP Extended Market Index Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 18	0.37%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$328,452,039
Number of Holdings	2,095
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.4
Financials	17.5
Information Technology	12.5
Consumer Discretionary	11.8
Health Care	10.9
Real Estate	6.3
Materials	4.5
Consumer Staples	4.0
Communication Services	3.6
Energy	3.3
Utilities	2.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.1
United Kingdom - 0.6
Puerto Rico - 0.3
Bermuda - 0.2
Thailand - 0.2
Sweden - 0.2
Canada - 0.1
Switzerland - 0.1
Japan - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
EMCOR Group Inc	0.5
SoFi Technologies Inc Class A	0.4
Guidewire Software Inc	0.4
Anglogold Ashanti Plc	0.4
Flex Ltd	0.4
Nutanix Inc Class A	0.4
Casey's General Stores Inc	0.4
Curtiss-Wright Corp	0.4
Toast Inc Class A	0.4
Comfort Systems USA Inc	0.3
4.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916174.101    3073-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Extended Market Index Portfolio VIP Extended Market Index Portfolio Service Class

This semi-annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.22%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$328,452,039
Number of Holdings	2,095
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.4
Financials	17.5
Information Technology	12.5
Consumer Discretionary	11.8
Health Care	10.9
Real Estate	6.3
Materials	4.5
Consumer Staples	4.0
Communication Services	3.6
Energy	3.3
Utilities	2.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.1
United Kingdom - 0.6
Puerto Rico - 0.3
Bermuda - 0.2
Thailand - 0.2
Sweden - 0.2
Canada - 0.1
Switzerland - 0.1
Japan - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
EMCOR Group Inc	0.5
SoFi Technologies Inc Class A	0.4
Guidewire Software Inc	0.4
Anglogold Ashanti Plc	0.4
Flex Ltd	0.4
Nutanix Inc Class A	0.4
Casey's General Stores Inc	0.4
Curtiss-Wright Corp	0.4
Toast Inc Class A	0.4
Comfort Systems USA Inc	0.3
4.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916172.101    1016-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Extended Market Index Portfolio VIP Extended Market Index Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 6	0.12%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$328,452,039
Number of Holdings	2,095
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.4
Financials	17.5
Information Technology	12.5
Consumer Discretionary	11.8
Health Care	10.9
Real Estate	6.3
Materials	4.5
Consumer Staples	4.0
Communication Services	3.6
Energy	3.3
Utilities	2.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.1
United Kingdom - 0.6
Puerto Rico - 0.3
Bermuda - 0.2
Thailand - 0.2
Sweden - 0.2
Canada - 0.1
Switzerland - 0.1
Japan - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
EMCOR Group Inc	0.5
SoFi Technologies Inc Class A	0.4
Guidewire Software Inc	0.4
Anglogold Ashanti Plc	0.4
Flex Ltd	0.4
Nutanix Inc Class A	0.4
Casey's General Stores Inc	0.4
Curtiss-Wright Corp	0.4
Toast Inc Class A	0.4
Comfort Systems USA Inc	0.3
4.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916173.101    3072-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Disciplined Small Cap Portfolio VIP Disciplined Small Cap Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 28	0.57%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$429,347,867
Number of Holdings	566
Portfolio Turnover	76%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	19.0
Industrials	16.3
Information Technology	15.7
Health Care	15.2
Consumer Discretionary	10.0
Real Estate	5.1
Materials	4.8
Energy	4.3
Communication Services	3.1
Consumer Staples	2.6
Utilities	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.3
Thailand - 0.6
Puerto Rico - 0.3
Ireland - 0.2
Monaco - 0.2
Canada - 0.2
Switzerland - 0.1
Bermuda - 0.1
Bailiwick Of Guernsey - 0.0
Brazil - 0.0

TOP HOLDINGS (% of Fund's net assets)
Guardant Health Inc	0.9
Q2 Holdings Inc	0.8
CareTrust REIT Inc	0.8
Sensient Technologies Corp	0.8
Credo Technology Group Holding Ltd	0.8
Coeur Mining Inc	0.7
Option Care Health Inc	0.7
Dave Inc Class A	0.7
SkyWest Inc	0.7
Sanmina Corp	0.7
7.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916102.101    1531-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Disciplined Small Cap Portfolio VIP Disciplined Small Cap Portfolio Service Class

This semi-annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 21	0.42%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$429,347,867
Number of Holdings	566
Portfolio Turnover	76%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	19.0
Industrials	16.3
Information Technology	15.7
Health Care	15.2
Consumer Discretionary	10.0
Real Estate	5.1
Materials	4.8
Energy	4.3
Communication Services	3.1
Consumer Staples	2.6
Utilities	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.3
Thailand - 0.6
Puerto Rico - 0.3
Ireland - 0.2
Monaco - 0.2
Canada - 0.2
Switzerland - 0.1
Bermuda - 0.1
Bailiwick Of Guernsey - 0.0
Brazil - 0.0

TOP HOLDINGS (% of Fund's net assets)
Guardant Health Inc	0.9
Q2 Holdings Inc	0.8
CareTrust REIT Inc	0.8
Sensient Technologies Corp	0.8
Credo Technology Group Holding Ltd	0.8
Coeur Mining Inc	0.7
Option Care Health Inc	0.7
Dave Inc Class A	0.7
SkyWest Inc	0.7
Sanmina Corp	0.7
7.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916101.101    1530-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Disciplined Small Cap Portfolio VIP Disciplined Small Cap Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 20	0.40%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$429,347,867
Number of Holdings	566
Portfolio Turnover	76%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	19.0
Industrials	16.3
Information Technology	15.7
Health Care	15.2
Consumer Discretionary	10.0
Real Estate	5.1
Materials	4.8
Energy	4.3
Communication Services	3.1
Consumer Staples	2.6
Utilities	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.3
Thailand - 0.6
Puerto Rico - 0.3
Ireland - 0.2
Monaco - 0.2
Canada - 0.2
Switzerland - 0.1
Bermuda - 0.1
Bailiwick Of Guernsey - 0.0
Brazil - 0.0

TOP HOLDINGS (% of Fund's net assets)
Guardant Health Inc	0.9
Q2 Holdings Inc	0.8
CareTrust REIT Inc	0.8
Sensient Technologies Corp	0.8
Credo Technology Group Holding Ltd	0.8
Coeur Mining Inc	0.7
Option Care Health Inc	0.7
Dave Inc Class A	0.7
SkyWest Inc	0.7
Sanmina Corp	0.7
7.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916103.101    1532-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Disciplined Small Cap Portfolio VIP Disciplined Small Cap Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 16	0.32%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$429,347,867
Number of Holdings	566
Portfolio Turnover	76%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	19.0
Industrials	16.3
Information Technology	15.7
Health Care	15.2
Consumer Discretionary	10.0
Real Estate	5.1
Materials	4.8
Energy	4.3
Communication Services	3.1
Consumer Staples	2.6
Utilities	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.3
Thailand - 0.6
Puerto Rico - 0.3
Ireland - 0.2
Monaco - 0.2
Canada - 0.2
Switzerland - 0.1
Bermuda - 0.1
Bailiwick Of Guernsey - 0.0
Brazil - 0.0

TOP HOLDINGS (% of Fund's net assets)
Guardant Health Inc	0.9
Q2 Holdings Inc	0.8
CareTrust REIT Inc	0.8
Sensient Technologies Corp	0.8
Credo Technology Group Holding Ltd	0.8
Coeur Mining Inc	0.7
Option Care Health Inc	0.7
Dave Inc Class A	0.7
SkyWest Inc	0.7
Sanmina Corp	0.7
7.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916100.101    1529-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Contrafund℠ Portfolio VIP Contrafund℠ Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 42	0.80%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$27,065,183,614
Number of Holdings	376
Portfolio Turnover	37%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.1
Communication Services	19.6
Financials	16.2
Industrials	10.3
Consumer Discretionary	9.8
Health Care	8.5
Consumer Staples	2.8
Utilities	1.3
Materials	0.9
Energy	0.8
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Preferred Stocks - 1.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.7
Canada - 1.7
Taiwan - 1.1
Korea (South) - 0.8
Netherlands - 0.6
Brazil - 0.5
United Kingdom - 0.4
China - 0.2
Japan - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	10.2
NVIDIA Corp	9.7
Microsoft Corp	5.9
Amazon.com Inc	5.1
Berkshire Hathaway Inc Class B	4.3
Alphabet Inc Class C	4.2
Netflix Inc	3.1
Eli Lilly & Co	2.2
Apple Inc	2.2
Amphenol Corp Class A	1.8
48.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915969.101    365-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Contrafund℠ Portfolio VIP Contrafund℠ Portfolio Service Class

This semi-annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 34	0.65%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$27,065,183,614
Number of Holdings	376
Portfolio Turnover	37%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.1
Communication Services	19.6
Financials	16.2
Industrials	10.3
Consumer Discretionary	9.8
Health Care	8.5
Consumer Staples	2.8
Utilities	1.3
Materials	0.9
Energy	0.8
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Preferred Stocks - 1.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.7
Canada - 1.7
Taiwan - 1.1
Korea (South) - 0.8
Netherlands - 0.6
Brazil - 0.5
United Kingdom - 0.4
China - 0.2
Japan - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	10.2
NVIDIA Corp	9.7
Microsoft Corp	5.9
Amazon.com Inc	5.1
Berkshire Hathaway Inc Class B	4.3
Alphabet Inc Class C	4.2
Netflix Inc	3.1
Eli Lilly & Co	2.2
Apple Inc	2.2
Amphenol Corp Class A	1.8
48.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915970.101    470-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Contrafund℠ Portfolio VIP Contrafund℠ Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 32	0.62%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$27,065,183,614
Number of Holdings	376
Portfolio Turnover	37%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.1
Communication Services	19.6
Financials	16.2
Industrials	10.3
Consumer Discretionary	9.8
Health Care	8.5
Consumer Staples	2.8
Utilities	1.3
Materials	0.9
Energy	0.8
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Preferred Stocks - 1.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.7
Canada - 1.7
Taiwan - 1.1
Korea (South) - 0.8
Netherlands - 0.6
Brazil - 0.5
United Kingdom - 0.4
China - 0.2
Japan - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	10.2
NVIDIA Corp	9.7
Microsoft Corp	5.9
Amazon.com Inc	5.1
Berkshire Hathaway Inc Class B	4.3
Alphabet Inc Class C	4.2
Netflix Inc	3.1
Eli Lilly & Co	2.2
Apple Inc	2.2
Amphenol Corp Class A	1.8
48.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915967.101    1459-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Contrafund℠ Portfolio VIP Contrafund℠ Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 29	0.55%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$27,065,183,614
Number of Holdings	376
Portfolio Turnover	37%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.1
Communication Services	19.6
Financials	16.2
Industrials	10.3
Consumer Discretionary	9.8
Health Care	8.5
Consumer Staples	2.8
Utilities	1.3
Materials	0.9
Energy	0.8
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Preferred Stocks - 1.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.7
Canada - 1.7
Taiwan - 1.1
Korea (South) - 0.8
Netherlands - 0.6
Brazil - 0.5
United Kingdom - 0.4
China - 0.2
Japan - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	10.2
NVIDIA Corp	9.7
Microsoft Corp	5.9
Amazon.com Inc	5.1
Berkshire Hathaway Inc Class B	4.3
Alphabet Inc Class C	4.2
Netflix Inc	3.1
Eli Lilly & Co	2.2
Apple Inc	2.2
Amphenol Corp Class A	1.8
48.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915968.101    158-TSRS-0825

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Variable Insurance Products:

VIP International Capital Appreciation Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP International Capital Appreciation Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
AUSTRIA - 1.3%
Financials - 1.3%
Banks - 1.3%
Erste Group Bank AG	137,600	11,718,812
BRAZIL - 1.6%
Consumer Discretionary - 1.6%
Broadline Retail - 1.6%
MercadoLibre Inc (a)	5,226	13,658,830
CANADA - 6.2%
Financials - 1.4%
Capital Markets - 1.4%
Brookfield Asset Management Ltd Class A (United States)	226,309	12,510,362
Industrials - 1.2%
Professional Services - 1.2%
Thomson Reuters Corp	54,366	10,932,685
Information Technology - 3.6%
IT Services - 1.9%
Shopify Inc Class A (United States) (a)	137,384	15,847,245
Software - 1.7%
Constellation Software Inc/Canada	4,103	15,044,685
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	4,999	0
		15,044,685
TOTAL INFORMATION TECHNOLOGY		30,891,930

TOTAL CANADA		54,334,977
CHINA - 2.9%
Communication Services - 2.9%
Interactive Media & Services - 2.9%
Tencent Holdings Ltd	388,961	25,062,941
DENMARK - 1.7%
Industrials - 1.7%
Air Freight & Logistics - 1.7%
DSV A/S	61,329	14,710,027
FRANCE - 6.7%
Consumer Discretionary - 1.5%
Textiles, Apparel & Luxury Goods - 1.5%
Hermes International SCA	5,007	13,559,491
Industrials - 3.7%
Aerospace & Defense - 2.1%
Safran SA	53,451	17,431,665
Building Products - 1.6%
Cie de Saint-Gobain SA	121,068	14,222,493
TOTAL INDUSTRIALS		31,654,158

Materials - 1.5%
Chemicals - 1.5%
Air Liquide SA	65,870	13,582,469
TOTAL FRANCE		58,796,118
GERMANY - 13.8%
Communication Services - 1.6%
Diversified Telecommunication Services - 1.6%
Deutsche Telekom AG	406,028	14,862,087
Financials - 4.4%
Banks - 1.4%
Commerzbank AG	401,341	12,660,503
Capital Markets - 1.4%
Deutsche Boerse AG	38,159	12,466,146
Insurance - 1.6%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	20,282	13,169,802
TOTAL FINANCIALS		38,296,451

Industrials - 3.6%
Aerospace & Defense - 1.5%
MTU Aero Engines AG	28,705	12,754,284
Electrical Equipment - 2.1%
Siemens Energy AG (a)	159,076	18,592,950
TOTAL INDUSTRIALS		31,347,234

Information Technology - 2.3%
Software - 2.3%
SAP SE	66,273	20,264,922
Materials - 1.9%
Construction Materials - 1.9%
Heidelberg Materials AG	70,058	16,498,435
TOTAL GERMANY		121,269,129
INDIA - 7.9%
Communication Services - 1.6%
Wireless Telecommunication Services - 1.6%
Bharti Airtel Ltd	601,273	14,099,396
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 1.3%
MakeMyTrip Ltd (a)	116,606	11,429,720
Financials - 3.5%
Banks - 3.5%
HDFC Bank Ltd	685,140	16,001,257
ICICI Bank Ltd	874,254	14,785,012
		30,786,269
Industrials - 1.5%
Construction & Engineering - 1.5%
Larsen & Toubro Ltd	314,250	13,456,647
TOTAL INDIA		69,772,032
ISRAEL - 2.9%
Financials - 2.9%
Banks - 2.9%
Bank Hapoalim BM	663,909	12,736,929
Bank Leumi Le-Israel BM	663,686	12,338,574

TOTAL ISRAEL		25,075,503
ITALY - 1.2%
Consumer Discretionary - 1.2%
Automobiles - 1.2%
Ferrari NV (Italy)	21,991	10,778,779
JAPAN - 5.7%
Consumer Discretionary - 1.7%
Household Durables - 1.7%
Sony Group Corp	559,617	14,550,225
Industrials - 4.0%
Industrial Conglomerates - 2.2%
Hitachi Ltd	672,787	19,554,119
Machinery - 1.8%
Mitsubishi Heavy Industries Ltd	629,512	15,753,153
TOTAL INDUSTRIALS		35,307,272

TOTAL JAPAN		49,857,497
NETHERLANDS - 5.5%
Industrials - 1.4%
Professional Services - 1.4%
Wolters Kluwer NV	75,481	12,621,178
Information Technology - 4.1%
Semiconductors & Semiconductor Equipment - 4.1%
ASM International NV	23,207	14,854,755
ASML Holding NV	25,556	20,478,964
		35,333,719
TOTAL NETHERLANDS		47,954,897
SPAIN - 1.7%
Utilities - 1.7%
Electric Utilities - 1.7%
Iberdrola SA	793,044	15,256,605
SWITZERLAND - 1.8%
Financials - 1.8%
Capital Markets - 0.2%
Partners Group Holding AG	1,289	1,681,410
Insurance - 1.6%
Zurich Insurance Group AG	20,481	14,331,031
TOTAL SWITZERLAND		16,012,441
TAIWAN - 4.6%
Information Technology - 4.6%
Semiconductors & Semiconductor Equipment - 4.6%
Taiwan Semiconductor Manufacturing Co Ltd	1,112,991	40,691,611
UNITED KINGDOM - 9.8%
Consumer Discretionary - 1.2%
Hotels, Restaurants & Leisure - 1.2%
InterContinental Hotels Group PLC	93,863	10,731,844
Financials - 3.0%
Capital Markets - 3.0%
3i Group PLC	240,501	13,610,484
London Stock Exchange Group PLC	89,048	13,023,022
		26,633,506
Industrials - 5.6%
Aerospace & Defense - 4.0%
BAE Systems PLC	559,216	14,513,269
Rolls-Royce Holdings PLC	1,565,743	20,750,241
		35,263,510
Professional Services - 1.6%
RELX PLC	255,124	13,827,129
TOTAL INDUSTRIALS		49,090,639

TOTAL UNITED KINGDOM		86,455,989
UNITED STATES - 23.3%
Communication Services - 2.1%
Entertainment - 2.1%
Spotify Technology SA (a)	24,172	18,548,142
Financials - 9.0%
Capital Markets - 2.5%
Moody's Corp	21,899	10,984,320
S&P Global Inc	20,305	10,706,623
		21,690,943
Financial Services - 2.6%
Mastercard Inc Class A	20,179	11,339,387
Visa Inc Class A	33,161	11,773,813
		23,113,200
Insurance - 3.9%
Aon PLC	29,210	10,420,960
Arthur J Gallagher & Co	36,725	11,756,407
Marsh & McLennan Cos Inc	55,735	12,185,900
		34,363,267
TOTAL FINANCIALS		79,167,410

Industrials - 6.6%
Building Products - 1.5%
Trane Technologies PLC	30,252	13,232,527
Commercial Services & Supplies - 1.2%
Waste Connections Inc	58,466	10,921,668
Construction & Engineering - 1.5%
Ferrovial SE	243,756	12,995,611
Electrical Equipment - 2.4%
Schneider Electric SE	77,509	20,809,996
TOTAL INDUSTRIALS		57,959,802

Information Technology - 3.0%
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom Inc	50,867	14,021,489
Software - 1.4%
Synopsys Inc (a)	23,315	11,953,134
TOTAL INFORMATION TECHNOLOGY		25,974,623

Materials - 2.6%
Chemicals - 1.2%
Linde PLC	23,195	10,882,630
Construction Materials - 1.4%
Amrize Ltd	16,680	832,055
Holcim AG	152,716	11,340,560
		12,172,615
TOTAL MATERIALS		23,055,245

TOTAL UNITED STATES		204,705,222
TOTAL COMMON STOCKS (Cost $573,453,852)		866,111,410

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $17,536,059)	4.32	17,532,552	17,536,059

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $590,989,911)	883,647,469
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(5,393,219)
NET ASSETS - 100.0%	878,254,250

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,912,417	147,916,835	135,293,193	164,530	-	-	17,536,059	17,532,552	0.0%
Fidelity Securities Lending Cash Central Fund	-	50,958,279	50,958,279	7,413	-	-	-	-	0.0%
Total	4,912,417	198,875,114	186,251,472	171,943	-	-	17,536,059

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	72,572,566	32,647,538	39,925,028	-
Consumer Discretionary	74,708,889	49,426,820	25,282,069	-
Financials	240,200,754	158,815,257	81,385,497	-
Industrials	257,079,642	86,914,600	170,165,042	-
Information Technology	153,156,805	71,721,308	81,435,497	-
Materials	53,136,149	11,714,685	41,421,464	-
Utilities	15,256,605	-	15,256,605	-

Money Market Funds	17,536,059	17,536,059	-	-
Total Investments in Securities:	883,647,469	428,776,267	454,871,202	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $573,453,852)	$866,111,410
Fidelity Central Funds (cost $17,536,059)	17,536,059

Total Investment in Securities (cost $590,989,911)		$883,647,469
Foreign currency held at value (cost $150,905)		150,905
Receivable for investments sold		5,371,064
Receivable for fund shares sold		2,317,343
Dividends receivable		399,525
Reclaims receivable		1,228,230
Distributions receivable from Fidelity Central Funds		48,554
Other receivables		164,473
Total assets		893,327,563
Liabilities
Payable for investments purchased	$11,227,079
Payable for fund shares redeemed	522,693
Accrued management fee	540,191
Distribution and service plan fees payable	34,499
Deferred taxes	2,685,269
Other payables and accrued expenses	63,582
Total liabilities		15,073,313
Net Assets		$878,254,250
Net Assets consist of:
Paid in capital		$574,916,660
Total accumulated earnings (loss)		303,337,590
Net Assets		$878,254,250

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($241,789,739 ÷ 8,960,715 shares)		$26.98
Service Class :
Net Asset Value, offering price and redemption price per share ($10,033,717 ÷ 374,278 shares)		$26.81
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($168,067,298 ÷ 6,320,710 shares)		$26.59
Investor Class :
Net Asset Value, offering price and redemption price per share ($458,363,496 ÷ 17,156,070 shares)		$26.72
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$8,069,749
Interest		649
Income from Fidelity Central Funds (including $7,413 from security lending)		171,943
Income before foreign taxes withheld		$8,242,341
Less foreign taxes withheld		(1,035,713)
Total income		7,206,628
Expenses
Management fee	$2,926,839
Distribution and service plan fees	190,307
Custodian fees and expenses	61,145
Independent trustees' fees and expenses	1,369
Audit fees	70,273
Legal	1,861
Interest	14,135
Miscellaneous	1,630
Total expenses		3,267,559
Net Investment income (loss)		3,939,069
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $168,607)	13,738,661
Foreign currency transactions	171,695
Total net realized gain (loss)		13,910,356
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $540,453)	117,125,989
Assets and liabilities in foreign currencies	146,097
Total change in net unrealized appreciation (depreciation)		117,272,086
Net gain (loss)		131,182,442
Net increase (decrease) in net assets resulting from operations		$135,121,511
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,939,069	$2,696,134
Net realized gain (loss)	13,910,356	60,247,494
Change in net unrealized appreciation (depreciation)	117,272,086	(12,326,775)
Net increase (decrease) in net assets resulting from operations	135,121,511	50,616,853
Distributions to shareholders	(4,766,049)	(4,835,175)

Share transactions - net increase (decrease)	51,872,903	16,924,137
Total increase (decrease) in net assets	182,228,365	62,705,815

Net Assets
Beginning of period	696,025,885	633,320,070
End of period	$878,254,250	$696,025,885

Financial Highlights
VIP International Capital Appreciation Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.77	$21.20	$16.69	$24.37	$23.03	$19.50
Income from Investment Operations
Net investment income (loss) A,B	.14	.11	.08	.06	.02	.08
Net realized and unrealized gain (loss)	4.23	1.64	4.51	(6.24)	2.75	4.13
Total from investment operations	4.37	1.75	4.59	(6.18)	2.77	4.21
Distributions from net investment income	(.03)	(.18)	(.08)	(.05)	-	(.06)
Distributions from net realized gain	(.12)	-	-	(1.45)	(1.43)	(.61)
Total distributions	(.16) C	(.18)	(.08)	(1.50)	(1.43)	(.68) C
Net asset value, end of period	$26.98	$22.77	$21.20	$16.69	$24.37	$23.03
Total Return D,E,F	19.26%	8.19%	27.50%	(26.40)%	12.39%	22.18%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.78% I	.78%	.83%	.82%	.82%	.85%
Expenses net of fee waivers, if any	.78 % I	.78%	.82%	.82%	.82%	.85%
Expenses net of all reductions, if any	.78% I	.78%	.82%	.82%	.82%	.80%
Net investment income (loss)	1.14% I	.48%	.39%	.33%	.08%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$241,790	$199,022	$184,496	$144,579	$185,777	$162,289
Portfolio turnover rate J	100 % I	74%	72%	104%	147%	158%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP International Capital Appreciation Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.63	$21.13	$16.62	$24.28	$22.97	$19.46
Income from Investment Operations
Net investment income (loss) A,B	.13	.08	.06	.04	- C	.06
Net realized and unrealized gain (loss)	4.21	1.63	4.50	(6.22)	2.73	4.12
Total from investment operations	4.34	1.71	4.56	(6.18)	2.73	4.18
Distributions from net investment income	(.03)	(.21)	(.05)	(.03)	-	(.06)
Distributions from net realized gain	(.12)	-	-	(1.45)	(1.42)	(.61)
Total distributions	(.16) D	(.21)	(.05)	(1.48)	(1.42)	(.67)
Net asset value, end of period	$26.81	$22.63	$21.13	$16.62	$24.28	$22.97
Total Return E,F,G	19.25%	8.04%	27.46%	(26.49)%	12.21%	22.11%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.88% J	.92%	.93%	.92%	.92%	.94%
Expenses net of fee waivers, if any	.88 % J	.91%	.92%	.92%	.92%	.94%
Expenses net of all reductions, if any	.88% J	.91%	.92%	.92%	.92%	.90%
Net investment income (loss)	1.04% J	.35%	.29%	.23%	(.02)%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$10,034	$10,714	$4,053	$3,877	$5,064	$3,298
Portfolio turnover rate K	100 % J	74%	72%	104%	147%	158%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP International Capital Appreciation Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.47	$20.94	$16.49	$24.11	$22.81	$19.33
Income from Investment Operations
Net investment income (loss) A,B	.11	.05	.03	.01	(.04)	.03
Net realized and unrealized gain (loss)	4.16	1.62	4.45	(6.16)	2.73	4.09
Total from investment operations	4.27	1.67	4.48	(6.15)	2.69	4.12
Distributions from net investment income	(.03)	(.14)	(.03)	(.02)	-	(.03)
Distributions from net realized gain	(.12)	-	-	(1.45)	(1.39)	(.61)
Total distributions	(.15)	(.14)	(.03)	(1.47)	(1.39)	(.64)
Net asset value, end of period	$26.59	$22.47	$20.94	$16.49	$24.11	$22.81
Total Return C,D,E	19.11%	7.92%	27.18%	(26.57)%	12.11%	21.91%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.03% H	1.04%	1.08%	1.07%	1.07%	1.09%
Expenses net of fee waivers, if any	1.03 % H	1.04%	1.07%	1.07%	1.07%	1.09%
Expenses net of all reductions, if any	1.03% H	1.04%	1.07%	1.07%	1.07%	1.05%
Net investment income (loss)	.89% H	.22%	.14%	.08%	(.17)%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$168,067	$133,452	$102,350	$67,491	$68,271	$41,512
Portfolio turnover rate I	100 % H	74%	72%	104%	147%	158%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP International Capital Appreciation Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.56	$21.00	$16.53	$24.15	$22.85	$19.35
Income from Investment Operations
Net investment income (loss) A,B	.13	.09	.06	.04	- C	.06
Net realized and unrealized gain (loss)	4.19	1.62	4.47	(6.17)	2.72	4.10
Total from investment operations	4.32	1.71	4.53	(6.13)	2.72	4.16
Distributions from net investment income	(.03)	(.15)	(.06)	(.03)	-	(.05)
Distributions from net realized gain	(.12)	-	-	(1.45)	(1.42)	(.61)
Total distributions	(.16) D	(.15)	(.06)	(1.49) D	(1.42)	(.66)
Net asset value, end of period	$26.72	$22.56	$21.00	$16.53	$24.15	$22.85
Total Return E,F,G	19.22%	8.12%	27.42%	(26.45)%	12.24%	22.14%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.86% J	.86%	.90%	.90%	.90%	.92%
Expenses net of fee waivers, if any	.86 % J	.86%	.90%	.90%	.90%	.92%
Expenses net of all reductions, if any	.86% J	.86%	.90%	.90%	.90%	.88%
Net investment income (loss)	1.06% J	.40%	.32%	.25%	-% K	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$458,363	$352,838	$342,421	$277,031	$426,865	$378,864
Portfolio turnover rate L	100 % J	74%	72%	104%	147%	158%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount represents less than .005%.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$288,764,542
Gross unrealized depreciation	(477,260)
Net unrealized appreciation (depreciation)	$288,287,282
Tax cost	$595,360,187

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP International Capital Appreciation Portfolio	415,718,788	373,392,049
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.74
Service Class	.74
Service Class 2.74
Investor Class	.82

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.74
Service Class	.74
Service Class 2.74
Investor Class	.82

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$4,904
Service Class 2	185,403
$190,307

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP International Capital Appreciation Portfolio	307

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, VIP International Capital Appreciation Portfolio had no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP International Capital Appreciation Portfolio	Borrower	6,946,438	4.58%	14,135

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP International Capital Appreciation Portfolio	25,145,644	20,687,146	2,209,817
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP International Capital Appreciation Portfolio	570
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP International Capital Appreciation Portfolio	1,619	-	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP International Capital Appreciation Portfolio
Distributions to shareholders
Initial Class	$1,349,567	$1,533,340
Service Class	74,190	97,243
Service Class 2	930,821	786,004
Investor Class	2,411,471	2,418,588
Total	$4,766,049	$4,835,175

9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP International Capital Appreciation Portfolio
Initial Class
Shares sold	558,480	436,160	$13,864,054	$10,192,579
Reinvestment of distributions	56,728	63,889	1,349,567	1,533,340
Shares redeemed	(395,665)	(460,910)	(9,273,795)	(10,548,026)
Net increase (decrease)	219,543	39,139	$5,939,826	$1,177,893
Service Class
Shares sold	57,677	403,551	$1,368,836	$9,334,527
Reinvestment of distributions	3,102	4,029	73,360	96,124
Shares redeemed	(159,887)	(126,017)	(3,819,773)	(2,933,153)
Net increase (decrease)	(99,108)	281,563	$(2,377,577)	$6,497,498
Service Class 2
Shares sold	824,819	1,862,507	$19,582,990	$42,363,949
Reinvestment of distributions	39,660	33,193	930,821	786,004
Shares redeemed	(484,092)	(843,360)	(11,450,155)	(18,850,051)
Net increase (decrease)	380,387	1,052,340	$9,063,656	$24,299,902
Investor Class
Shares sold	1,932,644	763,377	$48,982,578	$17,354,121
Reinvestment of distributions	102,311	101,750	2,411,471	2,418,588
Shares redeemed	(522,223)	(1,526,071)	(12,147,051)	(34,823,865)
Net increase (decrease)	1,512,732	(660,944)	$39,246,998	$(15,051,156)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP International Capital Appreciation Portfolio	55%	1	23%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP International Capital Appreciation Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered the effective management fee rate for Initial Class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Initial Class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Initial Class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Initial Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Initial Class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.818378.120
VIPCAP-SANN-0825
Fidelity® Variable Insurance Products:

VIP Emerging Markets Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Emerging Markets Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
BRAZIL - 7.8%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Petroleo Brasileiro SA - Petrobras ADR	1,576,647	19,723,854
Financials - 1.9%
Banks - 1.9%
Itau Unibanco Holding SA	3,504,295	23,832,379
Industrials - 1.4%
Ground Transportation - 1.4%
Localiza Rent a Car SA	2,284,700	17,039,267
Materials - 2.9%
Metals & Mining - 2.9%
Gerdau SA ADR	5,633,560	16,449,995
Vale SA ADR	1,936,900	18,807,300
		35,257,295
TOTAL BRAZIL		95,852,795
CHILE - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
Antofagasta PLC	531,800	13,208,903
CHINA - 29.4%
Communication Services - 8.3%
Interactive Media & Services - 8.3%
Tencent Holdings Ltd	1,567,005	100,970,929
Consumer Discretionary - 8.0%
Broadline Retail - 3.8%
Alibaba Group Holding Ltd ADR	182,700	20,720,007
PDD Holdings Inc Class A ADR (a)	240,500	25,170,730
		45,890,737
Diversified Consumer Services - 1.0%
TAL Education Group Class A ADR (a)	1,181,100	12,070,842
Hotels, Restaurants & Leisure - 2.0%
Meituan B Shares (a)(b)(c)	1,116,560	17,961,031
Shangri-La Asia Ltd	12,920,000	7,027,866
		24,988,897
Household Durables - 1.2%
Haier Smart Home Co Ltd A Shares (China)	4,310,897	14,911,539
TOTAL CONSUMER DISCRETIONARY		97,862,015

Financials - 6.3%
Banks - 1.7%
China Construction Bank Corp H Shares	20,439,000	20,621,390
Insurance - 4.6%
China Life Insurance Co Ltd H Shares	17,370,863	41,690,337
PICC Property & Casualty Co Ltd H Shares	7,422,000	14,371,352
		56,061,689
TOTAL FINANCIALS		76,683,079

Health Care - 3.5%
Life Sciences Tools & Services - 1.9%
Wuxi Apptec Co Ltd H Shares (b)(c)(d)	2,277,100	22,814,657
Pharmaceuticals - 1.6%
Hansoh Pharmaceutical Group Co Ltd (b)(c)	5,336,000	20,222,549
TOTAL HEALTH CARE		43,037,206

Industrials - 3.3%
Ground Transportation - 1.1%
Full Truck Alliance Co Ltd ADR	1,131,800	13,366,558
Machinery - 2.2%
Shenzhen Inovance Technology Co Ltd A Shares (China)	3,031,035	27,319,658
TOTAL INDUSTRIALS		40,686,216

TOTAL CHINA		359,239,445
GREECE - 3.7%
Financials - 3.7%
Banks - 3.7%
Eurobank Ergasias Services and Holdings SA	4,909,800	16,910,735
National Bank of Greece SA	2,249,100	28,692,215

TOTAL GREECE		45,602,950
HUNGARY - 3.2%
Financials - 1.7%
Banks - 1.7%
OTP Bank Nyrt	256,500	20,489,473
Health Care - 1.5%
Pharmaceuticals - 1.5%
Richter Gedeon Nyrt	642,841	18,948,625
TOTAL HUNGARY		39,438,098
INDIA - 9.2%
Financials - 4.6%
Banks - 4.6%
HDFC Bank Ltd	1,395,815	32,598,877
ICICI Bank Ltd	1,377,000	23,287,238
		55,886,115
Industrials - 1.8%
Construction & Engineering - 1.8%
Larsen & Toubro Ltd	519,608	22,250,379
Information Technology - 1.3%
IT Services - 1.3%
Tata Consultancy Services Ltd	412,200	16,651,533
Materials - 1.5%
Construction Materials - 1.5%
JK Cement Ltd	254,500	18,263,419
TOTAL INDIA		113,051,446
KOREA (SOUTH) - 9.2%
Consumer Discretionary - 1.3%
Automobile Components - 1.3%
Hyundai Mobis Co Ltd	78,430	16,634,761
Industrials - 1.7%
Aerospace & Defense - 1.7%
Korea Aerospace Industries Ltd	304,750	20,224,254
Information Technology - 6.2%
Technology Hardware, Storage & Peripherals - 6.2%
Samsung Electronics Co Ltd	1,720,710	76,043,364
TOTAL KOREA (SOUTH)		112,902,379
MALAYSIA - 1.0%
Financials - 1.0%
Banks - 1.0%
CIMB Group Holdings Bhd	7,620,200	12,284,226
MEXICO - 8.7%
Communication Services - 1.6%
Wireless Telecommunication Services - 1.6%
America Movil SAB de CV ADR	1,070,000	19,195,800
Consumer Staples - 5.0%
Beverages - 1.4%
Fomento Economico Mexicano SAB de CV ADR	161,100	16,590,078
Consumer Staples Distribution & Retail - 3.6%
Wal-Mart de Mexico SAB de CV Series V	13,413,200	44,425,931
TOTAL CONSUMER STAPLES		61,016,009

Financials - 0.9%
Banks - 0.9%
Grupo Financiero Banorte SAB de CV	1,179,668	10,782,949
Materials - 1.2%
Construction Materials - 1.2%
Cemex SAB de CV ADR	2,128,300	14,749,119
TOTAL MEXICO		105,743,877
PERU - 2.2%
Financials - 2.2%
Banks - 2.2%
Credicorp Ltd	117,700	26,308,304
POLAND - 1.3%
Financials - 1.3%
Banks - 1.3%
Powszechna Kasa Oszczednosci Bank Polski SA	746,700	15,587,195
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC ADR (a)(e)	437,463	4
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC ADR (a)(e)	1,813,510	18
TOTAL RUSSIA		22
SOUTH AFRICA - 4.8%
Communication Services - 1.5%
Wireless Telecommunication Services - 1.5%
MTN Group Ltd	2,352,219	18,712,788
Financials - 1.0%
Financial Services - 1.0%
FirstRand Ltd	2,894,000	12,372,907
Materials - 2.3%
Metals & Mining - 2.3%
Impala Platinum Holdings Ltd (a)	3,076,816	27,645,971
TOTAL SOUTH AFRICA		58,731,666
TAIWAN - 13.0%
Consumer Discretionary - 1.5%
Textiles, Apparel & Luxury Goods - 1.5%
Eclat Textile Co Ltd (a)	1,305,000	18,311,715
Industrials - 1.0%
Machinery - 1.0%
Hiwin Technologies Corp	1,685,967	12,117,221
Information Technology - 10.5%
Electronic Equipment, Instruments & Components - 0.9%
Yageo Corp	658,051	10,922,849
Semiconductors & Semiconductor Equipment - 9.6%
MediaTek Inc	391,000	16,727,130
Taiwan Semiconductor Manufacturing Co Ltd	2,746,175	100,401,787
		117,128,917
TOTAL INFORMATION TECHNOLOGY		128,051,766

TOTAL TAIWAN		158,480,702
TURKEY - 0.7%
Industrials - 0.7%
Electrical Equipment - 0.7%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	3,753,270	8,761,580
UNITED ARAB EMIRATES - 1.5%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Adnoc Gas PLC	20,024,300	18,647,036
UNITED KINGDOM - 2.0%
Materials - 2.0%
Metals & Mining - 2.0%
Anglogold Ashanti Plc	530,200	24,161,214
TOTAL COMMON STOCKS (Cost $934,060,005)		1,208,001,838

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.32	19,876,878	19,880,854
Fidelity Securities Lending Cash Central Fund (f)(g)	4.32	19,003,650	19,005,551
TOTAL MONEY MARKET FUNDS (Cost $38,886,405)			38,886,405

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $972,946,410)	1,246,888,243
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(24,610,319)
NET ASSETS - 100.0%	1,222,277,924

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,998,237 or 5.0% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $60,998,237 or 5.0% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,945,511	238,831,596	225,896,253	333,684	-	-	19,880,854	19,876,878	0.0%
Fidelity Securities Lending Cash Central Fund	5,794,050	166,426,689	153,215,188	86,964	-	-	19,005,551	19,003,650	0.1%
Total	12,739,561	405,258,285	379,111,441	420,648	-	-	38,886,405

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	138,879,517	37,908,588	100,970,929	-
Consumer Discretionary	132,808,491	114,847,460	17,961,031	-
Consumer Staples	61,016,009	61,016,009	-	-
Energy	38,370,894	38,370,890	-	4
Financials	299,829,595	259,631,604	40,197,973	18
Health Care	61,985,831	61,985,831	-	-
Industrials	121,078,917	121,078,917	-	-
Information Technology	220,746,663	120,344,876	100,401,787	-
Materials	133,285,921	105,639,950	27,645,971	-

Money Market Funds	38,886,405	38,886,405	-	-
Total Investments in Securities:	1,246,888,243	959,710,530	287,177,691	22
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,049,278) - See accompanying schedule:
Unaffiliated issuers (cost $934,060,005)	$1,208,001,838
Fidelity Central Funds (cost $38,886,405)	38,886,405

Total Investment in Securities (cost $972,946,410)		$1,246,888,243
Cash		206,663
Foreign currency held at value (cost $1,252)		1,273
Receivable for investments sold		346,446
Receivable for fund shares sold		6,764,343
Dividends receivable		2,546,414
Distributions receivable from Fidelity Central Funds		78,974
Other receivables		600,635
Total assets		1,257,432,991
Liabilities
Payable for investments purchased	$12,501,592
Payable for fund shares redeemed	294,254
Accrued management fee	843,325
Distribution and service plan fees payable	60,985
Deferred taxes	2,312,858
Other payables and accrued expenses	136,502
Collateral on securities loaned	19,005,551
Total liabilities		35,155,067
Net Assets		$1,222,277,924
Net Assets consist of:
Paid in capital		$1,010,992,537
Total accumulated earnings (loss)		211,285,387
Net Assets		$1,222,277,924

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($547,135,967 ÷ 41,157,191 shares)		$13.29
Service Class :
Net Asset Value, offering price and redemption price per share ($226,018,050 ÷ 16,965,245 shares)		$13.32
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($208,586,278 ÷ 15,727,195 shares)		$13.26
Investor Class :
Net Asset Value, offering price and redemption price per share ($240,537,629 ÷ 18,198,905 shares)		$13.22
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$18,066,909
Income from Fidelity Central Funds (including $86,964 from security lending)		420,648
Income before foreign taxes withheld		$18,487,557
Less foreign taxes withheld		(1,389,417)
Total income		17,098,140
Expenses
Management fee	$4,826,349
Distribution and service plan fees	344,983
Custodian fees and expenses	139,722
Independent trustees' fees and expenses	2,098
Audit fees	53,818
Legal	3,079
Interest	20,952
Miscellaneous	4,353
Total expenses		5,395,354
Net Investment income (loss)		11,702,786
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $274,246)	(3,302,731)
Foreign currency transactions	(237,432)
Total net realized gain (loss)		(3,540,163)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $3,458)	157,375,914
Assets and liabilities in foreign currencies	45,835
Total change in net unrealized appreciation (depreciation)		157,421,749
Net gain (loss)		153,881,586
Net increase (decrease) in net assets resulting from operations		$165,584,372
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,702,786	$17,230,614
Net realized gain (loss)	(3,540,163)	50,771,590
Change in net unrealized appreciation (depreciation)	157,421,749	35,555,949
Net increase (decrease) in net assets resulting from operations	165,584,372	103,558,153
Distributions to shareholders	-	(13,550,279)
Distributions to shareholders from tax return of capital	-	(1,405,712)

Total Distributions	-	(14,955,991)
Share transactions - net increase (decrease)	(36,441,338)	(29,240,317)
Total increase (decrease) in net assets	129,143,034	59,361,845

Net Assets
Beginning of period	1,093,134,890	1,033,773,045
End of period	$1,222,277,924	$1,093,134,890

Financial Highlights
VIP Emerging Markets Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.48	$10.58	$9.87	$12.59	$14.75	$12.68
Income from Investment Operations
Net investment income (loss) A,B	.13	.19	.21 C	.24	.21	.11
Net realized and unrealized gain (loss)	1.68	.88	.74	(2.78)	(.47)	3.46
Total from investment operations	1.81	1.07	.95	(2.54)	(.26)	3.57
Distributions from net investment income	-	(.15)	(.24)	(.18)	(.31)	(.10)
Distributions from net realized gain	-	-	-	-	(1.59)	(1.39)
Distributions from tax return of capital	-	(.02)	-	-	-	-
Total distributions	-	(.17)	(.24)	(.18)	(1.90)	(1.50) D
Net asset value, end of period	$13.29	$11.48	$10.58	$9.87	$12.59	$14.75
Total Return E,F,G	15.77%	10.04%	9.66%	(20.17)%	(2.17)%	31.27%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.88% J	.88%	.92%	.92%	.91%	.92%
Expenses net of fee waivers, if any	.88 % J	.88%	.91%	.91%	.91%	.92%
Expenses net of all reductions, if any	.88% J	.88%	.91%	.91%	.91%	.90%
Net investment income (loss)	2.16% J	1.65%	2.04% C	2.29%	1.47%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$547,136	$502,778	$487,596	$413,887	$484,510	$399,283
Portfolio turnover rate K	60 % J	59%	39%	62%	46%	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.57%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Emerging Markets Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.51	$10.61	$9.89	$12.61	$14.77	$12.70
Income from Investment Operations
Net investment income (loss) A,B	.13	.18	.20 C	.23	.20	.11
Net realized and unrealized gain (loss)	1.68	.87	.74	(2.78)	(.47)	3.45
Total from investment operations	1.81	1.05	.94	(2.55)	(.27)	3.56
Distributions from net investment income	-	(.14)	(.22)	(.17)	(.29)	(.10)
Distributions from net realized gain	-	-	-	-	(1.59)	(1.39)
Distributions from tax return of capital	-	(.01)	-	-	-	-
Total distributions	-	(.15)	(.22)	(.17)	(1.89) D	(1.49)
Net asset value, end of period	$13.32	$11.51	$10.61	$9.89	$12.61	$14.77
Total Return E,F,G	15.73%	9.87%	9.61%	(20.26)%	(2.28)%	31.17%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.98% J	.99%	1.02%	1.02%	1.01%	1.02%
Expenses net of fee waivers, if any	.98 % J	.99%	1.01%	1.01%	1.01%	1.02%
Expenses net of all reductions, if any	.98% J	.99%	1.01%	1.01%	1.01%	1.00%
Net investment income (loss)	2.06% J	1.54%	1.94% C	2.19%	1.37%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$226,018	$192,922	$177,698	$197,602	$319,731	$316,596
Portfolio turnover rate K	60 % J	59%	39%	62%	46%	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.47%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Emerging Markets Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.47	$10.58	$9.86	$12.58	$14.74	$12.69
Income from Investment Operations
Net investment income (loss) A,B	.12	.16	.18 C	.21	.18	.09
Net realized and unrealized gain (loss)	1.67	.87	.75	(2.77)	(.47)	3.44
Total from investment operations	1.79	1.03	.93	(2.56)	(.29)	3.53
Distributions from net investment income	-	(.13)	(.21)	(.16)	(.28)	(.08)
Distributions from net realized gain	-	-	-	-	(1.59)	(1.39)
Distributions from tax return of capital	-	(.01)	-	-	-	-
Total distributions	-	(.14)	(.21)	(.16)	(1.87)	(1.48) D
Net asset value, end of period	$13.26	$11.47	$10.58	$9.86	$12.58	$14.74
Total Return E,F,G	15.61%	9.71%	9.49%	(20.37)%	(2.41)%	30.88%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.13% J	1.14%	1.17%	1.17%	1.16%	1.17%
Expenses net of fee waivers, if any	1.13 % J	1.14%	1.16%	1.17%	1.16%	1.17%
Expenses net of all reductions, if any	1.13% J	1.14%	1.16%	1.17%	1.16%	1.15%
Net investment income (loss)	1.91% J	1.40%	1.79% C	2.04%	1.22%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$208,586	$180,147	$157,772	$137,866	$145,374	$91,103
Portfolio turnover rate K	60 % J	59%	39%	62%	46%	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.32%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Emerging Markets Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.42	$10.53	$9.82	$12.52	$14.68	$12.63
Income from Investment Operations
Net investment income (loss) A,B	.13	.18	.20 C	.23	.20	.10
Net realized and unrealized gain (loss)	1.67	.87	.74	(2.76)	(.47)	3.44
Total from investment operations	1.80	1.05	.94	(2.53)	(.27)	3.54
Distributions from net investment income	-	(.15)	(.23)	(.17)	(.30)	(.10)
Distributions from net realized gain	-	-	-	-	(1.59)	(1.39)
Distributions from tax return of capital	-	(.01)	-	-	-	-
Total distributions	-	(.16)	(.23)	(.17)	(1.89)	(1.49)
Net asset value, end of period	$13.22	$11.42	$10.53	$9.82	$12.52	$14.68
Total Return D,E,F	15.76%	9.90%	9.61%	(20.20)%	(2.28)%	31.16%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.96% I	.97%	.99%	.99%	.99%	1.00%
Expenses net of fee waivers, if any	.96 % I	.96%	.99%	.99%	.99%	1.00%
Expenses net of all reductions, if any	.96% I	.96%	.99%	.99%	.99%	.98%
Net investment income (loss)	2.08% I	1.57%	1.96% C	2.22%	1.39%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$240,538	$217,287	$210,708	$220,389	$303,059	$293,751
Portfolio turnover rate J	60 % I	59%	39%	62%	46%	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.49%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$349,240,464
Gross unrealized depreciation	(88,225,178)
Net unrealized appreciation (depreciation)	$261,015,286
Tax cost	$985,872,957

The Fund elected to defer to its next fiscal year approximately $2,578,331 of ordinary losses recognized during the period January 1, 2024 to December 31, 2024.

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(46,698,292)
Long-term	(3,266,998)
Total capital loss carryforward	$(49,965,290)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Emerging Markets Portfolio	333,593,721	361,253,241

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.85
Service Class	.85
Service Class 2.85
Investor Class	.93

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.84
Service Class	.84
Service Class 2.84
Investor Class	.92

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$103,285
Service Class 2	241,698
$344,983
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Emerging Markets Portfolio	2,005

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Emerging Markets Portfolio	Borrower	9,702,471	4.57%	20,952

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Emerging Markets Portfolio	10,980,715	8,084,882	693,805
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Emerging Markets Portfolio	895
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Emerging Markets Portfolio	9,587	-	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Emerging Markets Portfolio
Distributions to shareholders
Initial Class	$ -	$6,587,374
Service Class	-	2,253,424
Service Class 2	-	1,931,349
Investor Class	-	2,778,132
Total	$ -	$13,550,279
Tax Return of Capital
Initial Class	$ -	$ 685,021
Service Class	-	279,738
Service Class 2	-	237,818
Investor Class	-	203,135
Total	$ -	$1,405,712
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Emerging Markets Portfolio
Initial Class
Shares sold	9,485,749	14,364,200	$115,449,338	$165,607,016
Reinvestment of distributions	-	614,004	-	7,272,395
Shares redeemed	(12,133,711)	(17,242,432)	(145,697,664)	(198,562,615)
Net increase (decrease)	(2,647,962)	(2,264,228)	$(30,248,326)	$(25,683,204)
Service Class
Shares sold	1,217,621	6,140,549	$14,860,633	$68,289,613
Reinvestment of distributions	-	213,451	-	2,533,162
Shares redeemed	(1,016,522)	(6,338,882)	(12,410,755)	(73,170,254)
Net increase (decrease)	201,099	15,118	$2,449,878	$(2,347,479)
Service Class 2
Shares sold	2,009,769	3,501,387	$24,376,743	$40,277,123
Reinvestment of distributions	-	183,454	-	2,169,167
Shares redeemed	(1,995,233)	(2,889,926)	(24,397,823)	(33,225,651)
Net increase (decrease)	14,536	794,915	$(21,080)	$9,220,639
Investor Class
Shares sold	3,109,406	3,818,109	$38,343,557	$45,356,414
Reinvestment of distributions	-	253,135	-	2,981,267
Shares redeemed	(3,944,269)	(5,052,854)	(46,965,367)	(58,767,954)
Net increase (decrease)	(834,863)	(981,610)	$(8,621,810)	$(10,430,273)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Emerging Markets Portfolio	20%	1	17%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Emerging Markets Portfolio	34%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Emerging Markets Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered the effective management fee rate for Initial Class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Initial Class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Initial Class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Initial Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Initial Class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.858138.117
VIPEM-SANN-0825
Fidelity® Variable Insurance Products:

VIP Total Market Index Portfolio
VIP Extended Market Index Portfolio
VIP International Index Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). A fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Total Market Index Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	2,260	46,081
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	4,963	338,576
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	3,989	39,930
Liberty Global Ltd Class C (b)	3,028	31,219

TOTAL BELGIUM		71,149
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	1,242	10,247
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	1,066	258,931
TOTAL BERMUDA		269,178
CANADA - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	2,043	11,849
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	552	23,029
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	3,990	423,699
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	4,487	65,690
Hut 8 Corp (United States) (b)(c)	1,762	32,773
		98,463
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Mining Inc (b)(c)	1,071	10,292
TOTAL CANADA		567,332
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	3,891	13,852
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	1,189	12,473
Paper & Forest Products - 0.0%
Mercer International Inc	886	3,101
TOTAL GERMANY		15,574
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	10,060	17,303
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	571	11,294
IRELAND - 0.4%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	910	8,736
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	777	4,716
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	327	15,369
Information Technology - 0.4%
IT Services - 0.4%
Accenture PLC Class A	13,537	4,046,074
TOTAL IRELAND		4,074,895
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	2,189	39,358
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	2,827	96,655
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	853	33,378
NETHERLANDS - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	1,087	15,152
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	5,499	1,201,477
TOTAL NETHERLANDS		1,216,629
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	411	6,888
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (b)	3,475	21,615
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	3,557	74,092
Ofg Bancorp	1,013	43,356
Popular Inc	1,514	166,859
		284,307
Financial Services - 0.0%
EVERTEC Inc	1,368	49,316
TOTAL FINANCIALS		333,623

TOTAL PUERTO RICO		355,238
SINGAPORE - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	1,172	40,551
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	1,547	173,109
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	2,022	41,229
TOTAL SWEDEN		214,338
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	2,665	28,009
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	1,855	90,227
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	6,457	1,089,103
TOTAL SWITZERLAND		1,207,339
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	331	7,983
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	779	229,556
TOTAL THAILAND		237,539
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	3,853	1,101,034
Soho House & Co Inc Class A (b)(c)	664	4,880
		1,105,914
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	9,203	316,951
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	563	6,857
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	9,261	422,024
TOTAL UNITED KINGDOM		1,851,746
UNITED STATES - 97.2%
Communication Services - 9.0%
Diversified Telecommunication Services - 0.7%
Anterix Inc (b)	388	9,952
AST SpaceMobile Inc Class A (b)(c)	3,468	162,060
AT&T Inc	155,349	4,495,800
Atn International Inc	209	3,395
Bandwidth Inc Class A (b)	574	9,127
Cogent Communications Holdings Inc	917	44,209
Frontier Communications Parent Inc (b)	4,779	173,956
Globalstar Inc (b)	1,132	26,659
IDT Corp Class B	454	31,017
Iridium Communications Inc	2,355	71,050
Lumen Technologies Inc (b)	21,953	96,154
Shenandoah Telecommunications Co	992	13,551
Verizon Communications Inc	91,115	3,942,546
		9,079,476
Entertainment - 1.7%
AMC Entertainment Holdings Inc Class A (b)(c)	8,296	25,718
Atlanta Braves Holdings Inc Class A (b)(c)	224	11,023
Atlanta Braves Holdings Inc Class C (b)	826	38,632
Cinemark Holdings Inc (c)	2,306	69,595
Electronic Arts Inc	5,132	819,580
Eventbrite Inc Class A (b)	1,601	4,211
Liberty Media Corp-Liberty Formula One Class A (b)	558	52,987
Liberty Media Corp-Liberty Formula One Class C (b)	4,775	498,988
Liberty Media Corp-Liberty Live Class A (b)	493	39,183
Liberty Media Corp-Liberty Live Class C (b)	935	75,885
Live Nation Entertainment Inc (b)	3,392	513,142
Madison Square Garden Entertainment Corp Class A (b)	883	35,294
Madison Square Garden Sports Corp Class A (b)	360	75,222
Marcus Corp/The	533	8,986
Netflix Inc (b)	9,257	12,396,326
ROBLOX Corp Class A (b)	11,770	1,238,204
Roku Inc Class A (b)	2,786	244,862
Sphere Entertainment Co Class A (b)(c)	602	25,164
Starz Entertainment Corp	271	4,355
Take-Two Interactive Software Inc (b)	3,551	862,360
TKO Group Holdings Inc Class A	1,441	262,190
Vivid Seats Inc Class A (b)(c)	1,854	3,133
Walt Disney Co/The	39,123	4,851,643
Warner Bros Discovery Inc (b)	48,309	553,621
Warner Music Group Corp Class A	3,132	85,316
		22,795,620
Interactive Media & Services - 5.9%
Alphabet Inc Class A	126,228	22,245,161
Alphabet Inc Class C	102,313	18,149,304
Angi Inc Class A (b)	1,010	15,413
Bumble Inc Class A (b)	1,691	11,144
Cargurus Inc Class A (b)	1,899	63,560
Cars.com Inc (b)	1,276	15,121
EverQuote Inc Class A (b)	549	13,275
fuboTV Inc (b)(c)	7,520	29,027
IAC Inc Class A (b)	1,533	57,242
Match Group Inc	5,428	167,671
MediaAlpha Inc Class A (b)	777	8,508
Meta Platforms Inc Class A	47,392	34,979,561
Nextdoor Holdings Inc Class A (b)	4,276	7,098
Pinterest Inc Class A (b)	12,877	461,769
QuinStreet Inc (b)	1,209	19,465
Reddit Inc Class A (b)	2,309	347,666
Rumble Inc Class A (b)(c)	2,576	23,132
Shutterstock Inc	567	10,750
Snap Inc Class A (b)	23,406	203,398
Teads Holding Co (b)	843	2,091
TripAdvisor Inc Class A	2,407	31,411
Trump Media & Technology Group Corp (b)(c)	1,954	35,250
Vimeo Inc Class A (b)	3,160	12,766
Yelp Inc Class A (b)	1,433	49,109
Ziff Davis Inc (b)	938	28,393
ZipRecruiter Inc Class A (b)(c)	1,546	7,745
ZoomInfo Technologies Inc (b)	5,845	59,151
		77,054,181
Media - 0.5%
Altice USA Inc Class A (b)(c)	5,162	11,047
AMC Networks Inc Class A (b)	710	4,451
Boston Omaha Corp (b)	451	6,332
Cable One Inc (c)	102	13,853
Cardlytics Inc (b)(c)	930	1,529
Charter Communications Inc Class A (b)	2,088	853,595
Clear Channel Outdoor Holdings Inc (b)	7,052	8,251
Comcast Corp Class A	81,625	2,913,196
DoubleVerify Holdings Inc (b)	3,034	45,419
EchoStar Corp Class A (b)(c)	2,615	72,436
EW Scripps Co/The Class A (b)	1,613	4,742
Fox Corp Class A	4,727	264,902
Fox Corp Class B	2,834	146,319
Gannett Co Inc (b)	2,758	9,874
Gray Media Inc	1,714	7,764
Ibotta Inc Class A (b)	143	5,234
iHeartMedia Inc Class A (b)	2,343	4,123
Integral Ad Science Holding Corp (b)	1,691	14,052
Interpublic Group of Cos Inc/The	8,068	197,505
John Wiley & Sons Inc Class A	903	40,301
Liberty Broadband Corp Class A (b)	441	43,139
Liberty Broadband Corp Class C (b)	2,342	230,406
Magnite Inc (b)	2,709	65,341
National CineMedia Inc (c)	2,004	9,709
New York Times Co/The Class A	3,531	197,665
News Corp Class A	8,630	256,484
News Corp Class B (c)	1,995	68,448
Nexstar Media Group Inc	631	109,131
Omnicom Group Inc	4,253	305,961
Paramount Global Class B (c)	12,874	166,075
PubMatic Inc Class A (b)	793	9,865
Scholastic Corp	574	12,043
Sinclair Inc Class A	875	12,093
Sirius XM Holdings Inc (c)	4,768	109,521
Stagwell Inc Class A (b)	2,122	9,549
TechTarget Inc	513	3,985
TEGNA Inc	3,474	58,224
Thryv Holdings Inc (b)	835	10,154
Trade Desk Inc (The) Class A (b)	9,731	700,535
WideOpenWest Inc (b)	1,144	4,645
		7,007,898
Wireless Telecommunication Services - 0.2%
Gogo Inc (b)(c)	1,259	18,482
NII Holdings Inc (b)(d)	363	0
Spok Holdings Inc	452	7,991
T-Mobile US Inc	10,378	2,472,663
Telephone and Data Systems Inc	2,105	74,896
United States Cellular Corp (b)	298	19,063
		2,593,095
TOTAL COMMUNICATION SERVICES		118,530,270

Consumer Discretionary - 10.1%
Automobile Components - 0.1%
Adient PLC (b)	1,811	35,242
American Axle & Manufacturing Holdings Inc (b)	2,722	11,106
BorgWarner Inc	4,725	158,193
Cooper-Standard Holdings Inc (b)	381	8,192
Dana Inc	2,823	48,414
Dorman Products Inc (b)	586	71,885
Fox Factory Holding Corp (b)	874	22,672
Gentex Corp	4,921	108,213
Gentherm Inc (b)	641	18,134
Goodyear Tire & Rubber Co/The (b)	6,144	63,713
LCI Industries	558	50,884
Lear Corp	1,161	110,272
Luminar Technologies Inc Class A (b)(c)	520	1,491
Modine Manufacturing Co (b)	1,137	111,995
Patrick Industries Inc	725	66,896
Phinia Inc	876	38,973
QuantumScape Corp Class A (b)(c)	8,192	55,050
Solid Power Inc (b)(c)	3,164	6,929
Standard Motor Products Inc	474	14,561
Stoneridge Inc (b)	495	3,485
Visteon Corp (b)	604	56,353
XPEL Inc (b)(e)	471	16,909
		1,079,562
Automobiles - 1.6%
Ford Motor Co	84,217	913,754
General Motors Co	21,526	1,059,294
Harley-Davidson Inc	2,509	59,212
Lucid Group Inc Class A (b)(c)	25,528	53,864
Rivian Automotive Inc Class A (b)(c)	15,781	216,831
Tesla Inc (b)	60,560	19,237,490
Thor Industries Inc (c)	1,150	102,132
Winnebago Industries Inc	625	18,125
		21,660,702
Broadline Retail - 3.5%
Amazon.com Inc (b)	204,121	44,782,107
Dillard's Inc Class A	66	27,577
eBay Inc	10,364	771,704
Etsy Inc (b)	2,432	121,989
Groupon Inc (b)(c)	516	17,260
Kohl's Corp (c)	2,443	20,717
Macy's Inc	6,011	70,088
Ollie's Bargain Outlet Holdings Inc (b)	1,326	174,740
Savers Value Village Inc (b)(c)	585	5,967
		45,992,149
Distributors - 0.1%
A-Mark Precious Metals Inc	354	7,852
Genuine Parts Co	3,011	365,264
LKQ Corp	5,627	208,255
Pool Corp	824	240,180
		821,551
Diversified Consumer Services - 0.1%
ADT Inc	8,777	74,341
Adtalem Global Education Inc (b)	805	102,420
American Public Education Inc (b)	375	11,423
Bright Horizons Family Solutions Inc (b)	1,259	155,600
Carriage Services Inc	274	12,533
Coursera Inc (b)	2,754	24,125
Duolingo Inc Class A (b)	820	336,216
European Wax Center Inc Class A (b)	725	4,082
Frontdoor Inc (b)	1,639	96,603
Graham Holdings Co Class B	72	68,124
Grand Canyon Education Inc (b)	621	117,369
H&R Block Inc	2,896	158,961
KinderCare Learning Cos Inc (b)	526	5,313
Laureate Education Inc (b)	2,917	68,199
Lincoln Educational Services Corp (b)	620	14,291
Matthews International Corp Class A	642	15,350
Mister Car Wash Inc (b)(c)	2,099	12,615
Nerdy Inc Class A (b)	1,972	3,214
Perdoceo Education Corp	1,345	43,968
Service Corp International/US	3,119	253,887
Strategic Education Inc	525	44,693
Stride Inc (b)	924	134,156
Udemy Inc (b)	2,028	14,257
Universal Technical Institute Inc (b)	937	31,755
		1,803,495
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment Inc Class A (b)	1,178	13,865
Airbnb Inc Class A (b)	9,368	1,239,761
Aramark	5,736	240,166
Biglari Holdings Inc Class B (b)	14	4,090
BJ's Restaurants Inc (b)	478	21,319
Bloomin' Brands Inc	1,659	14,284
Booking Holdings Inc	716	4,145,096
Boyd Gaming Corp	1,430	111,869
Brinker International Inc (b)	960	173,117
Caesars Entertainment Inc (b)	4,595	130,452
Carnival Corp (b)	22,670	637,480
Cava Group Inc (b)	1,761	148,329
Cheesecake Factory Inc/The (c)	1,031	64,602
Chipotle Mexican Grill Inc (b)	29,330	1,646,880
Choice Hotels International Inc (c)	478	60,649
Churchill Downs Inc	1,588	160,388
Cracker Barrel Old Country Store Inc (c)	495	30,235
Darden Restaurants Inc	2,534	552,336
Dave & Buster's Entertainment Inc (b)(c)	684	20,575
Denny's Corp (b)(c)	976	4,001
Dine Brands Global Inc	357	8,686
Domino's Pizza Inc	747	336,598
DoorDash Inc Class A (b)	7,342	1,809,876
DraftKings Inc Class A (b)	10,603	454,763
Dutch Bros Inc Class A (b)	2,516	172,019
El Pollo Loco Holdings Inc (b)	479	5,274
Everi Holdings Inc (b)	1,875	26,700
Expedia Group Inc Class A	2,668	450,038
First Watch Restaurant Group Inc (b)(c)	838	13,442
Global Business Travel Group I Class A (b)	1,819	11,460
Golden Entertainment Inc	442	13,008
Hilton Grand Vacations Inc (b)(c)	1,355	56,273
Hilton Worldwide Holdings Inc	5,204	1,386,033
Hyatt Hotels Corp Class A	921	128,618
Jack in the Box Inc (c)	399	6,967
Krispy Kreme Inc (c)	1,713	4,985
Kura Sushi USA Inc Class A (b)	123	10,588
Las Vegas Sands Corp	7,438	323,627
Life Time Group Holdings Inc (b)	2,084	63,208
Light & Wonder Inc Class A (b)	1,911	183,953
Lindblad Expeditions Holdings Inc (b)	886	10,340
Lucky Strike Entertainment Corp Class A (c)	539	4,921
Marriott International Inc/MD Class A1	4,951	1,352,663
Marriott Vacations Worldwide Corp (c)	699	50,545
McDonald's Corp	15,508	4,530,972
MGM Resorts International (b)	4,833	166,207
Monarch Casino & Resort Inc	281	24,290
Norwegian Cruise Line Holdings Ltd (b)	9,507	192,802
Papa John's International Inc	710	34,747
Penn Entertainment Inc (b)	3,228	57,684
Planet Fitness Inc Class A (b)	1,820	198,471
PlayAGS Inc (b)	784	9,792
Portillo's Inc Class A (b)(c)	1,278	14,914
Potbelly Corp (b)	596	7,301
Pursuit Attractions and Hospitality Inc (b)	484	13,954
Rci Hospitality Holdings Inc	195	7,433
Red Rock Resorts Inc Class A	1,088	56,609
Royal Caribbean Cruises Ltd	5,358	1,677,804
Rush Street Interactive Inc Class A (b)	1,867	27,818
Sabre Corp (b)(c)	8,404	26,557
Serve Robotics Inc (b)(c)	579	6,624
Shake Shack Inc Class A (b)	866	121,760
Six Flags Entertainment Corp (b)	2,014	61,286
Starbucks Corp	24,581	2,252,357
Sweetgreen Inc Class A (b)	2,279	33,912
Target Hospitality Corp (b)	680	4,841
Texas Roadhouse Inc	1,444	270,620
Travel + Leisure Co	1,475	76,125
United Parks & Resorts Inc (b)(c)	624	29,422
Vail Resorts Inc (c)	810	127,275
Viking Holdings Ltd (b)	1,974	105,194
Wendy's Co/The	3,682	42,048
Wingstop Inc	632	212,820
Wyndham Hotels & Resorts Inc	1,679	136,352
Wynn Resorts Ltd	1,938	181,532
Xponential Fitness Inc Class A (b)	511	3,826
Yum! Brands Inc	6,037	894,563
		27,911,991
Household Durables - 0.4%
Beazer Homes USA Inc (b)	646	14,451
Cavco Industries Inc (b)	173	75,156
Century Communities Inc	596	33,567
Champion Homes Inc (b)	1,138	71,250
Cricut Inc Class A	1,157	7,833
DR Horton Inc	6,136	791,053
Dream Finders Homes Inc Class A (b)(c)	608	15,279
Ethan Allen Interiors Inc	522	14,538
Flexsteel Industries Inc	74	2,665
Garmin Ltd	3,324	693,785
Green Brick Partners Inc (b)	664	41,752
Helen of Troy Ltd (b)	510	14,474
Hovnanian Enterprises Inc Class A (b)	94	9,828
Installed Building Products Inc (c)	503	90,701
KB Home	1,512	80,091
La-Z-Boy Inc	903	33,565
Legacy Housing Corp (b)	230	5,212
Leggett & Platt Inc	2,953	26,341
Lennar Corp Class A	5,087	562,673
Lennar Corp Class B	198	20,840
LGI Homes Inc (b)	452	23,287
Lovesac Co/The (b)	317	5,769
M/I Homes Inc (b)	585	65,590
Meritage Homes Corp	1,565	104,808
Mohawk Industries Inc (b)	1,132	118,679
Newell Brands Inc	8,997	48,584
NVR Inc (b)	65	480,068
PulteGroup Inc	4,379	461,809
SharkNinja Inc (b)	1,426	141,160
Smith Douglas Homes Corp Class A (b)(c)	181	3,515
Somnigroup International Inc (c)	4,135	281,387
Sonos Inc (b)	2,529	27,338
Taylor Morrison Home Corp (b)	2,232	137,089
Toll Brothers Inc	2,160	246,521
TopBuild Corp (b)	634	205,251
Tri Pointe Homes Inc (b)	2,026	64,731
Whirlpool Corp (c)	1,199	121,603
		5,142,243
Leisure Products - 0.1%
Acushnet Holdings Corp (c)	596	43,401
Brunswick Corp/DE	1,426	78,772
Funko Inc Class A (b)	750	3,570
Hasbro Inc	2,838	209,502
JAKKS Pacific Inc	199	4,135
Johnson Outdoors Inc Class A	114	3,451
Latham Group Inc (b)	829	5,289
Malibu Boats Inc Class A (b)	404	12,661
MasterCraft Boat Holdings Inc (b)	301	5,593
Mattel Inc (b)	7,283	143,621
Peloton Interactive Inc Class A (b)	7,992	55,464
Polaris Inc (c)	1,156	46,991
Smith & Wesson Brands Inc (c)	884	7,673
Sturm Ruger & Co Inc	378	13,570
Topgolf Callaway Brands Corp (b)(c)	3,124	25,148
YETI Holdings Inc (b)	1,817	57,272
		716,113
Specialty Retail - 1.8%
1-800-Flowers.com Inc Class A (b)(c)	501	2,465
Abercrombie & Fitch Co Class A (b)	1,090	90,307
Academy Sports & Outdoors Inc	1,500	67,215
Advance Auto Parts Inc (c)	1,283	59,647
America's Car-Mart Inc/TX (b)	163	9,135
American Eagle Outfitters Inc	3,788	36,441
Arhaus Inc Class A (b)	1,234	10,699
Arko Corp (c)	1,643	6,950
Asbury Automotive Group Inc (b)	423	100,902
AutoNation Inc (b)	555	110,251
AutoZone Inc (b)	363	1,347,539
BARK Inc (b)	2,524	2,219
Barnes & Noble Education Inc (b)	364	4,284
Bath & Body Works Inc	4,686	140,393
Best Buy Co Inc	4,213	282,819
Beyond Inc (b)	861	5,924
Boot Barn Holdings Inc (b)	662	100,624
Buckle Inc/The	664	30,112
Build-A-Bear Workshop Inc	243	12,529
Burlington Stores Inc (b)	1,359	316,158
Caleres Inc	758	9,263
Camping World Holdings Inc Class A	1,342	23,069
CarMax Inc (b)	3,325	223,473
Carvana Co Class A (b)	2,559	862,281
Chewy Inc Class A (b)	3,586	152,835
Children's Place Inc/The (b)(c)	364	1,612
Citi Trends Inc (b)	173	5,776
Designer Brands Inc Class A (c)	868	2,065
Dick's Sporting Goods Inc	1,253	247,856
EVgo Inc Class A (b)	2,298	8,388
Five Below Inc (b)	1,190	156,104
Floor & Decor Holdings Inc Class A (b)	2,321	176,303
Foot Locker Inc (b)(c)	1,740	42,630
GameStop Corp Class A (b)(c)	8,799	214,608
Gap Inc/The	4,817	105,059
Genesco Inc (b)	196	3,859
Group 1 Automotive Inc	281	122,716
Guess? Inc (c)	597	7,218
Haverty Furniture Cos Inc	283	5,759
Home Depot Inc/The	21,498	7,882,027
J Jill Inc	150	2,195
Lands' End Inc (b)(c)	241	2,581
Leslie's Inc (b)	3,885	1,630
Lithia Motors Inc Class A	576	194,584
Lowe's Cos Inc	12,219	2,711,030
MarineMax Inc (b)	425	10,685
Monro Inc	619	9,229
Murphy USA Inc	394	160,279
National Vision Holdings Inc (b)	1,746	40,175
O'Reilly Automotive Inc (b)	18,657	1,681,555
ODP Corp/The (b)	614	11,132
OneWater Marine Inc Class A (b)(c)	322	4,312
Penske Automotive Group Inc	406	69,755
Petco Health & Wellness Co Inc Class A (b)	1,766	4,998
RealReal Inc/The (b)(c)	1,897	9,087
Revolve Group Inc Class A (b)	792	15,880
RH (b)	326	61,617
Ross Stores Inc	7,140	910,921
Sally Beauty Holdings Inc (b)	2,255	20,881
Shoe Carnival Inc (c)	387	7,241
Signet Jewelers Ltd	941	74,857
Sleep Number Corp (b)	466	3,148
Sonic Automotive Inc Class A	314	25,098
Stitch Fix Inc Class A (b)	2,174	8,044
ThredUp Inc Class A (b)	2,024	15,160
TJX Cos Inc/The	24,329	3,004,388
Tractor Supply Co	11,560	610,021
Ulta Beauty Inc (b)	1,004	469,691
Upbound Group Inc	1,100	27,610
Urban Outfitters Inc (b)	1,218	88,354
Valvoline Inc (b)	2,745	103,953
Victoria's Secret & Co (b)	1,712	31,706
Warby Parker Inc Class A (b)	1,915	41,996
Wayfair Inc Class A (b)(c)	2,156	110,258
Williams-Sonoma Inc	2,664	435,218
Winmark Corp	64	24,167
Zumiez Inc (b)(c)	354	4,694
		23,997,644
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd (b)	2,570	45,489
Carter's Inc	786	23,682
Columbia Sportswear Co (c)	690	42,145
Crocs Inc (b)	1,212	122,751
Deckers Outdoor Corp (b)	3,284	338,482
Figs Inc Class A (b)(c)	2,932	16,536
G-III Apparel Group Ltd (b)	789	17,674
Hanesbrands Inc (b)	7,668	35,119
Kontoor Brands Inc	1,073	70,786
Lakeland Industries Inc (c)	178	2,423
Levi Strauss & Co Class A	2,142	39,606
Lululemon Athletica Inc (b)	2,424	575,894
Movado Group Inc	359	5,475
NIKE Inc Class B	25,563	1,815,996
Oxford Industries Inc	323	13,001
PVH Corp	1,200	82,320
Ralph Lauren Corp Class A	862	236,429
Skechers USA Inc Class A (b)	2,844	179,456
Steven Madden Ltd	1,591	38,152
Tapestry Inc	4,477	393,125
Under Armour Inc Class A (b)	5,390	36,814
Under Armour Inc Class C (b)	1,478	9,592
VF Corp	7,161	84,142
Wolverine World Wide Inc	1,773	32,056
		4,257,145
TOTAL CONSUMER DISCRETIONARY		133,382,595

Consumer Staples - 5.1%
Beverages - 1.0%
Boston Beer Co Inc/The Class A (b)	187	35,681
Brown-Forman Corp Class A (c)	1,164	31,975
Brown-Forman Corp Class B (c)	3,950	106,295
Celsius Holdings Inc (b)	3,408	158,097
Coca-Cola Co/The	83,790	5,928,144
Coca-Cola Consolidated Inc	1,275	142,354
Constellation Brands Inc Class A	3,362	546,930
Keurig Dr Pepper Inc	25,824	853,741
MGP Ingredients Inc	323	9,680
Molson Coors Beverage Co Class B	3,723	179,039
Monster Beverage Corp (b)	15,149	948,933
National Beverage Corp (b)	516	22,312
PepsiCo Inc	29,683	3,919,343
Primo Brands Corp Class A	4,312	127,721
Vita Coco Co Inc/The (b)	837	30,216
		13,040,461
Consumer Staples Distribution & Retail - 1.9%
Albertsons Cos Inc Class A	8,772	188,686
Andersons Inc/The	701	25,762
BJ's Wholesale Club Holdings Inc (b)	2,858	308,178
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	142	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	142	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	142	0
Casey's General Stores Inc	803	409,747
Chefs' Warehouse Inc/The (b)	757	48,304
Costco Wholesale Corp	9,607	9,510,355
Dollar General Corp	4,759	544,334
Dollar Tree Inc (b)	4,374	433,201
Grocery Outlet Holding Corp (b)	2,102	26,107
Guardian Pharmacy Services Inc Class A (b)	199	4,241
Ingles Markets Inc Class A	324	20,535
Kroger Co/The	14,404	1,033,199
Maplebear Inc (b)	3,502	158,430
Natural Grocers by Vitamin Cottage Inc	225	8,831
Performance Food Group Co (b)	3,379	295,561
PriceSmart Inc	536	56,301
SpartanNash Co	759	20,106
Sprouts Farmers Market Inc (b)	2,163	356,116
Sysco Corp	10,586	801,784
Target Corp	9,917	978,312
United Natural Foods Inc (b)	1,288	30,023
US Foods Holding Corp (b)	4,982	383,664
Walgreens Boots Alliance Inc	15,525	178,227
Walmart Inc	93,881	9,179,685
Weis Markets Inc	358	25,951
		25,025,640
Food Products - 0.6%
Alico Inc	111	3,627
Archer-Daniels-Midland Co	10,356	546,590
B&G Foods Inc (c)	1,897	8,024
Beyond Meat Inc (b)(c)	1,971	6,879
BRC Inc Class A (b)(c)	874	1,145
Bunge Global SA	2,888	231,849
Cal-Maine Foods Inc	881	87,774
Calavo Growers Inc	391	10,397
Conagra Brands Inc	10,340	211,660
Darling Ingredients Inc (b)	3,440	130,514
Flowers Foods Inc (c)	4,238	67,723
Fresh Del Monte Produce Inc	737	23,894
Freshpet Inc (b)	1,050	71,358
General Mills Inc	11,927	617,938
Hain Celestial Group Inc (b)	1,854	2,818
Hershey Co/The	3,197	530,542
Hormel Foods Corp	6,303	190,666
Ingredion Inc	1,395	189,190
J & J Snack Foods Corp	337	38,219
JM Smucker Co	2,303	226,155
John B Sanfilippo & Son Inc	210	13,280
Kellanova	5,813	462,308
Kraft Heinz Co/The	18,883	487,559
Lamb Weston Holdings Inc	3,086	160,009
Lancaster Colony Corp	418	72,218
Limoneira Co	335	5,243
Mama's Creations Inc (b)	727	6,034
McCormick & Co Inc/MD	5,461	414,053
Mission Produce Inc (b)	930	10,900
Mondelez International Inc	27,993	1,887,848
Pilgrim's Pride Corp	878	39,492
Post Holdings Inc (b)	992	108,158
Seaboard Corp	5	14,306
Seneca Foods Corp Class A (b)	90	9,129
Simply Good Foods Co/The (b)	1,982	62,611
The Campbell's Company	4,259	130,538
Tootsie Roll Industries Inc Class A	361	12,075
TreeHouse Foods Inc (b)	971	18,857
Tyson Foods Inc Class A	6,194	346,492
Utz Brands Inc Class A	1,522	19,101
Vital Farms Inc (b)(c)	681	26,232
Westrock Coffee Co (b)	862	4,939
WK Kellogg Co (c)	1,447	23,065
		7,531,409
Household Products - 0.9%
Central Garden & Pet Co (b)	89	3,131
Central Garden & Pet Co Class A (b)	1,210	37,861
Church & Dwight Co Inc	5,321	511,401
Clorox Co/The	2,666	320,107
Colgate-Palmolive Co	17,563	1,596,477
Energizer Holdings Inc	1,414	28,506
Kimberly-Clark Corp	7,181	925,775
Oil-Dri Corp of America	220	12,977
Procter & Gamble Co/The	50,753	8,085,968
Reynolds Consumer Products Inc	1,202	25,747
Spectrum Brands Holdings Inc	560	29,680
WD-40 Co	293	66,830
		11,644,460
Personal Care Products - 0.1%
BellRing Brands Inc (b)	2,776	160,814
Coty Inc Class A (b)	7,966	37,042
Edgewell Personal Care Co	1,055	24,698
elf Beauty Inc (b)	1,221	151,941
Estee Lauder Cos Inc/The Class A	5,069	409,575
Herbalife Ltd (b)	2,105	18,145
Honest Co Inc/The (b)	1,422	7,238
Interparfums Inc	389	51,080
Kenvue Inc	41,503	868,658
Medifast Inc (b)(c)	198	2,781
Nu Skin Enterprises Inc Class A	1,129	9,021
Olaplex Holdings Inc (b)	2,144	3,001
USANA Health Sciences Inc (b)	224	6,839
		1,750,833
Tobacco - 0.6%
Altria Group Inc	36,679	2,150,490
Philip Morris International Inc	33,647	6,128,128
Turning Point Brands Inc	391	29,626
Universal Corp/VA	539	31,391
		8,339,635
TOTAL CONSUMER STAPLES		67,332,438

Energy - 3.0%
Energy Equipment & Services - 0.2%
Archrock Inc	3,786	94,006
Aris Water Solutions Inc Class A (c)	553	13,078
Atlas Energy Solutions Inc (c)	1,541	20,603
Baker Hughes Co Class A	21,425	821,435
Bristow Group Inc (b)	528	17,408
Cactus Inc Class A	1,440	62,957
ChampionX Corp	4,140	102,838
Core Laboratories Inc (c)	983	11,324
DMC Global Inc (b)	373	3,006
Expro Group Holdings NV (b)	2,252	19,345
Halliburton Co	18,786	382,859
Helix Energy Solutions Group Inc (b)	3,164	19,743
Helmerich & Payne Inc	2,155	32,670
Innovex International Inc (b)	860	13,433
Kodiak Gas Services Inc	857	29,369
Liberty Energy Inc Class A	3,458	39,698
Nabors Industries Ltd (b)(c)	192	5,380
Natural Gas Services Group Inc (b)	212	5,472
Noble Corp PLC	2,853	75,747
NOV Inc (c)	8,273	102,833
Oceaneering International Inc (b)	2,174	45,045
Oil States International Inc (b)	1,346	7,215
Patterson-UTI Energy Inc	7,621	45,193
ProPetro Holding Corp (b)	1,644	9,815
Ranger Energy Services Inc Class A	402	4,800
RPC Inc	1,803	8,528
Schlumberger NV	30,316	1,024,681
Select Water Solutions Inc Class A	2,133	18,429
Solaris Energy Infrastructure Inc Class A	765	21,642
TETRA Technologies Inc (b)	2,539	8,531
Tidewater Inc (b)	1,056	48,713
Transocean Ltd (b)(c)	16,941	43,877
Valaris Ltd (b)(c)	1,413	59,501
Weatherford International PLC	1,576	79,289
		3,298,463
Oil, Gas & Consumable Fuels - 2.8%
Amplify Energy Corp (b)	709	2,269
Antero Midstream Corp	7,267	137,710
Antero Resources Corp (b)	6,332	255,053
APA Corp	8,018	146,649
Berry Corp	1,655	4,584
California Resources Corp	1,543	70,469
Calumet Inc (c)	1,472	23,191
Centrus Energy Corp Class A (b)(c)	321	58,801
Cheniere Energy Inc	4,856	1,182,533
Chevron Corp	36,177	5,180,185
Chord Energy Corp	1,330	128,811
Civitas Resources Inc	1,956	53,829
Clean Energy Fuels Corp (b)	3,574	6,969
CNX Resources Corp (b)	3,221	108,483
Comstock Resources Inc (b)	1,961	54,261
ConocoPhillips	27,619	2,478,529
Core Natural Resources Inc	1,099	76,644
Coterra Energy Inc	15,952	404,862
Crescent Energy Co Class A	3,930	33,798
CVR Energy Inc	732	19,654
Delek US Holdings Inc	1,415	29,970
Devon Energy Corp	14,226	452,529
Diamondback Energy Inc	4,047	556,058
Dorian LPG Ltd	771	18,797
DT Midstream Inc	2,194	241,143
EOG Resources Inc	12,179	1,456,730
EQT Corp	12,915	753,203
Excelerate Energy Inc Class A	501	14,689
Expand Energy Corp	4,551	532,194
Exxon Mobil Corp	94,216	10,156,485
FutureFuel Corp	509	1,975
Gevo Inc (b)(c)	4,584	6,051
Granite Ridge Resources Inc	1,385	8,822
Green Plains Inc (b)(c)	1,280	7,718
Gulfport Energy Corp (b)	270	54,316
Hess Corp	5,985	829,162
HF Sinclair Corp	3,470	142,548
HighPeak Energy Inc Class A (c)	552	5,410
International Seaways Inc	879	32,066
Kinder Morgan Inc	41,845	1,230,243
Kinetik Holdings Inc Class A	818	36,033
Magnolia Oil & Gas Corp Class A	4,146	93,202
Marathon Petroleum Corp	6,840	1,136,192
Matador Resources Co	2,516	120,064
Murphy Oil Corp	2,978	67,005
New Fortress Energy Inc Class A (c)	2,786	9,250
NextDecade Corp (b)	2,900	25,839
Northern Oil & Gas Inc (c)	2,157	61,151
Occidental Petroleum Corp	14,628	614,522
ONEOK Inc	13,434	1,096,617
Ovintiv Inc	5,642	214,678
Par Pacific Holdings Inc (b)	1,264	33,534
PBF Energy Inc Class A (c)	2,143	46,439
Peabody Energy Corp	2,675	35,899
Permian Resources Corp Class A	13,883	189,086
Phillips 66	8,941	1,066,661
Range Resources Corp	5,226	212,541
REX American Resources Corp (b)	334	16,269
Riley Exploration Permian Inc	188	4,931
Ring Energy Inc (b)	2,319	1,840
Sable Offshore Corp (b)	1,352	29,717
SandRidge Energy Inc	695	7,520
Sitio Royalties Corp Class A	1,785	32,808
SM Energy Co	2,477	61,207
Summit Midstream Corp Class A (c)	198	4,857
Talos Energy Inc (b)	2,798	23,727
Targa Resources Corp	4,720	821,658
Texas Pacific Land Corp	408	431,007
Uranium Energy Corp (b)(c)	9,095	61,846
VAALCO Energy Inc	2,189	7,902
Valero Energy Corp	6,854	921,315
Viper Energy Inc Class A	2,858	108,976
Vital Energy Inc (b)(c)	563	9,059
Vitesse Energy Inc (c)	614	13,563
W&T Offshore Inc (c)	1,749	2,886
Williams Cos Inc/The	26,385	1,657,242
World Kinect Corp	1,278	36,231
		36,270,667
TOTAL ENERGY		39,569,130

Financials - 14.1%
Banks - 3.7%
1st Source Corp	362	22,469
Amalgamated Financial Corp	450	14,040
Amerant Bancorp Inc Class A	763	13,909
Ameris Bancorp	1,408	91,098
Associated Banc-Corp	3,529	86,072
Atlantic Union Bankshares Corp	2,840	88,835
Axos Financial Inc (b)	1,168	88,815
Banc of California Inc	2,978	41,841
BancFirst Corp	428	52,909
Bancorp Inc/The (b)	1,029	58,622
Bank First Corp	194	22,824
Bank of America Corp	143,284	6,780,199
Bank of Hawaii Corp (c)	855	57,738
Bank of Marin Bancorp	305	6,966
Bank OZK	2,281	107,344
BankUnited Inc	1,639	58,332
Banner Corp	741	47,535
Bar Harbor Bankshares	328	9,827
Berkshire Hills Bancorp Inc	1,006	25,190
BOK Financial Corp	484	47,253
Brookline Bancorp Inc	1,936	20,425
Burke & Herbert Financial Services Corp	283	16,904
Business First Bancshares Inc	596	14,691
Byline Bancorp Inc	561	14,996
Cadence Bank	4,006	128,112
California BanCorp (b)	494	7,785
Camden National Corp	359	14,568
Capital Bancorp Inc	250	8,395
Capitol Federal Financial Inc	2,627	16,025
Cathay General Bancorp	1,555	70,799
Central Pacific Financial Corp	581	16,285
Citigroup Inc	40,614	3,457,064
Citizens Financial Group Inc	9,455	423,111
City Holding Co	325	39,787
CNB Financial Corp/PA	446	10,196
Coastal Financial Corp/WA Class A (b)	258	24,992
Columbia Banking System Inc (c)	4,544	106,239
Columbia Financial Inc (b)	568	8,242
Comerica Inc	2,842	169,525
Commerce Bancshares Inc/MO	2,635	163,818
Community Financial System Inc	1,155	65,685
Community Trust Bancorp Inc	327	17,305
Connectone Bancorp Inc	741	17,162
Cullen/Frost Bankers Inc	1,388	178,414
Customers Bancorp Inc (b)	634	37,241
CVB Financial Corp	2,829	55,986
Dime Community Bancshares Inc	840	22,630
Eagle Bancorp Inc	672	13,091
East West Bancorp Inc	2,998	302,738
Eastern Bankshares Inc	4,182	63,859
Enterprise Bancorp Inc/MA	201	7,968
Enterprise Financial Services Corp	790	43,529
Equity Bancshares Inc Class A	332	13,546
Esquire Financial Holdings Inc	137	12,968
Farmers National Banc Corp (c)	806	11,115
FB Bancorp Inc	405	4,556
FB Financial Corp	750	33,975
Fifth Third Bancorp	14,486	595,809
Financial Institutions Inc	409	10,503
First Bancorp/Southern Pines NC	895	39,461
First Busey Corp	1,774	40,598
First Business Financial Services Inc	154	7,802
First Citizens BancShares Inc/NC Class A	250	489,118
First Commonwealth Financial Corp	2,184	35,446
First Community Bankshares Inc	350	13,710
First Financial Bancorp	2,062	50,024
First Financial Bankshares Inc	2,780	100,024
First Financial Corp	245	13,277
First Foundation Inc (b)	1,618	8,252
First Hawaiian Inc	2,723	67,966
First Horizon Corp	11,327	240,132
First Interstate BancSystem Inc Class A	1,894	54,585
First Merchants Corp	1,293	49,522
First Mid Bancshares Inc	465	17,433
Firstsun Capital Bancorp (b)	238	8,271
Five Star Bancorp	339	9,675
Flagstar Financial Inc	6,610	70,066
Flushing Financial Corp	727	8,637
FNB Corp/PA	7,751	113,010
Fulton Financial Corp	3,949	71,240
German American Bancorp Inc	800	30,808
Glacier Bancorp Inc	2,452	105,632
Great Southern Bancorp Inc	202	11,874
Hancock Whitney Corp	1,855	106,477
Hanmi Financial Corp	640	15,795
Harborone Northeast Bancorp Inc	823	9,613
Heritage Commerce Corp	1,317	13,078
Heritage Financial Corp Wash	725	17,284
Hilltop Holdings Inc	989	30,016
Hingham Institution For Savings The	39	9,686
Home BancShares Inc/AR	4,033	114,779
HomeStreet Inc (b)	395	5,163
HomeTrust Bancshares Inc	298	11,148
Hope Bancorp Inc	2,715	29,132
Horizon Bancorp Inc/IN	996	15,318
Huntington Bancshares Inc/OH	31,412	526,465
Independent Bank Corp	931	58,546
Independent Bank Corp/MI	449	14,552
International Bancshares Corp	1,169	77,809
JPMorgan Chase & Co	60,510	17,542,454
Kearny Financial Corp/MD	1,217	7,862
KeyCorp	21,555	375,488
Lakeland Financial Corp	556	34,166
Live Oak Bancshares Inc	758	22,588
M&T Bank Corp	3,587	695,842
Mercantile Bank Corp	347	16,104
Metropolitan Bank Holding Corp (b)	210	14,700
Mid Penn Bancorp Inc	388	10,942
Midland States Bancorp Inc	516	8,937
MidWestOne Financial Group Inc	405	11,652
National Bank Holdings Corp Class A	821	30,878
NB Bancorp Inc (b)	820	14,645
Nbt Bancorp Inc	1,010	41,966
Nicolet Bankshares Inc (c)	291	35,933
Northeast Bank	149	13,260
Northeast Community Bancorp Inc	279	6,485
Northfield Bancorp Inc	769	8,828
Northrim BanCorp Inc	117	10,911
Northwest Bancshares Inc	2,845	36,359
OceanFirst Financial Corp	1,306	22,999
Old National Bancorp/IN	6,892	147,075
Old Second Bancorp Inc	957	16,977
Origin Bancorp Inc	630	22,516
Orrstown Financial Services Inc	411	13,082
Pacific Premier Bancorp Inc	2,087	44,015
Park National Corp	320	53,523
Pathward Financial Inc	521	41,222
Peapack-Gladstone Financial Corp	334	9,436
Peoples Bancorp Inc/OH	754	23,027
Peoples Financial Services Corp	204	10,071
Pinnacle Financial Partners Inc	1,652	182,397
PNC Financial Services Group Inc/The	8,565	1,596,687
Preferred Bank/Los Angeles CA	275	23,800
Prosperity Bancshares Inc	2,055	144,343
Provident Financial Services Inc	2,878	50,451
QCR Holdings Inc	365	24,784
Regions Financial Corp	19,662	462,450
Renasant Corp	2,004	72,004
Republic Bancorp Inc/KY Class A	204	14,914
S&T Bancorp Inc	828	31,315
Seacoast Banking Corp of Florida	1,816	50,158
ServisFirst Bancshares Inc	1,094	84,796
Shore Bancshares Inc	643	10,108
Simmons First National Corp Class A	2,712	51,420
SmartFinancial Inc	303	10,235
Southern Missouri Bancorp Inc	201	11,011
Southside Bancshares Inc	605	17,805
SouthState Corp	2,122	195,288
Stellar Bancorp Inc	1,037	29,015
Stock Yards Bancorp Inc	586	46,282
Synovus Financial Corp	3,051	157,889
Texas Capital Bancshares Inc (b)	988	78,447
TFS Financial Corp	1,250	16,188
Third Coast Bancshares Inc (b)	272	8,886
Tompkins Financial Corp	285	17,878
Towne Bank/Portsmouth VA	1,502	51,338
TriCo Bancshares	715	28,950
Triumph Financial Inc (b)	486	26,783
Truist Financial Corp	28,473	1,224,054
TrustCo Bank Corp NY	397	13,268
Trustmark Corp	1,320	48,127
UMB Financial Corp	1,469	154,480
United Bankshares Inc/WV	3,087	112,459
United Community Banks Inc/GA	2,613	77,841
Unity Bancorp Inc	130	6,120
Univest Financial Corp	656	19,706
US Bancorp	33,758	1,527,550
Valley National Bancorp	10,262	91,640
Veritex Holdings Inc	1,182	30,850
WaFd Inc	1,756	51,416
Washington Trust Bancorp Inc	433	12,245
Webster Financial Corp	3,706	202,348
Wells Fargo & Co	71,170	5,702,140
WesBanco Inc	2,092	66,170
Westamerica BanCorp	580	28,095
Western Alliance Bancorp	2,358	183,877
Wintrust Financial Corp	1,435	177,911
WSFS Financial Corp	1,257	69,135
Zions Bancorp NA	3,195	165,948
		49,478,226
Capital Markets - 3.5%
Acadian Asset Management Inc	623	21,955
Affiliated Managers Group Inc	631	124,162
Ameriprise Financial Inc	2,081	1,110,692
Ares Management Corp Class A	4,035	698,862
Artisan Partners Asset Management Inc Class A	1,548	68,623
Bank of New York Mellon Corp/The	15,528	1,414,756
BGC Group Inc Class A	8,092	82,781
Blackrock Inc	3,151	3,306,187
Blackstone Inc	15,841	2,369,497
Blue Owl Capital Inc Class A	11,329	217,630
Bridge Investment Group Holdings Inc Class A	790	7,907
Carlyle Group Inc/The	4,565	234,641
Cboe Global Markets Inc	2,265	528,221
Charles Schwab Corp/The	36,878	3,364,749
CME Group Inc Class A	7,799	2,149,560
Cohen & Steers Inc	591	44,532
Coinbase Global Inc Class A (b)	4,548	1,594,029
Diamond Hill Investment Group Inc	66	9,590
DigitalBridge Group Inc Class A	3,414	35,335
Donnelley Financial Solutions Inc (b)	571	35,202
Evercore Inc Class A	766	206,835
FactSet Research Systems Inc	823	368,111
Federated Hermes Inc Class B	1,700	75,344
Franklin Resources Inc	6,715	160,153
GCM Grosvenor Inc Class A	936	10,820
Goldman Sachs Group Inc/The	6,751	4,778,020
Hamilton Lane Inc Class A	938	133,309
Houlihan Lokey Inc Class A	1,169	210,362
Interactive Brokers Group Inc Class A	9,425	522,239
Intercontinental Exchange Inc	12,433	2,281,083
Invesco Ltd	9,698	152,937
Janus Henderson Group PLC	2,755	107,004
Jefferies Financial Group Inc	3,519	192,454
KKR & Co Inc Class A	14,608	1,943,302
Lazard Inc	2,442	117,167
LPL Financial Holdings Inc	1,715	643,074
MarketAxess Holdings Inc	816	182,245
Moelis & Co Class A	1,531	95,412
Moody's Corp	3,350	1,680,327
Morgan Stanley	26,776	3,771,667
Morningstar Inc	585	183,649
MSCI Inc	1,680	968,923
Nasdaq Inc	8,947	800,041
Northern Trust Corp	4,239	537,463
Open Lending Corp (b)	2,086	4,046
Oppenheimer Holdings Inc Class A	140	9,208
P10 Inc Class A	1,150	11,753
Perella Weinberg Partners Class A	1,259	24,450
Piper Sandler Cos	351	97,557
PJT Partners Inc Class A (c)	513	84,650
Raymond James Financial Inc	3,989	611,793
Robinhood Markets Inc Class A (b)	15,394	1,441,340
S&P Global Inc	6,817	3,594,536
SEI Investments Co	2,085	187,358
State Street Corp	6,237	663,243
StepStone Group Inc Class A	1,425	79,088
Stifel Financial Corp	2,209	229,250
StoneX Group Inc (b)	923	84,122
T Rowe Price Group Inc	4,821	465,227
TPG Inc Class A	2,023	106,106
Tradeweb Markets Inc Class A	2,513	367,903
Victory Capital Holdings Inc Class A	963	61,314
Virtu Financial Inc Class A	1,745	78,159
Virtus Invt Partners Inc	145	26,303
WisdomTree Inc	2,392	27,532
		45,795,790
Consumer Finance - 0.6%
Ally Financial Inc	5,951	231,791
American Express Co	12,011	3,831,270
Atlanticus Holdings Corp (b)	100	5,475
Bread Financial Holdings Inc	1,067	60,947
Capital One Financial Corp	8,249	1,755,057
Credit Acceptance Corp (b)(c)	134	68,264
Dave Inc Class A (b)	161	43,214
Encore Capital Group Inc (b)	495	19,161
Enova International Inc (b)	555	61,894
EZCORP Inc Class A (b)	1,109	15,393
FirstCash Holdings Inc	843	113,923
Green Dot Corp Class A (b)	1,203	12,968
LendingClub Corp (b)	2,408	28,968
Lendingtree Inc (b)	226	8,378
Navient Corp (c)	1,612	22,729
Nelnet Inc Class A	375	45,420
NerdWallet Inc Class A (b)	721	7,909
OneMain Holdings Inc	2,587	147,459
Oportun Financial Corp (b)	636	4,554
PRA Group Inc (b)	893	13,172
PROG Holdings Inc	924	27,119
SLM Corp	4,548	149,129
SoFi Technologies Inc Class A (b)	23,700	431,577
Synchrony Financial	8,410	561,283
Upstart Holdings Inc (b)(c)	1,764	114,096
World Acceptance Corp (b)	75	12,384
		7,793,534
Financial Services - 4.1%
Affirm Holdings Inc Class A (b)	5,460	377,504
Alerus Financial Corp	498	10,777
Apollo Global Management Inc	9,673	1,372,309
AvidXchange Holdings Inc (b)	4,106	40,198
Berkshire Hathaway Inc Class B (b)	39,667	19,269,039
Block Inc Class A (b)	12,113	822,836
Cannae Holdings Inc	1,216	25,354
Cantaloupe Inc (b)(c)	1,279	14,056
Cass Information Systems Inc	262	11,384
Corebridge Financial Inc	5,535	196,493
Corpay Inc (b)	1,508	500,385
Enact Holdings Inc	648	24,073
Equitable Holdings Inc	6,705	376,151
Essent Group Ltd	2,270	137,857
Euronet Worldwide Inc (b)	892	90,431
Federal Agricultural Mortgage Corp Class C	203	39,439
Fidelity National Information Services Inc	11,463	933,203
Fiserv Inc (b)	12,311	2,122,540
Flywire Corp (b)	2,410	28,197
Global Payments Inc	5,356	428,694
HA Sustainable Infrastructure Capital Inc	2,577	69,218
International Money Express Inc (b)	635	6,407
Jack Henry & Associates Inc	1,578	284,308
Jackson Financial Inc	1,599	141,975
loanDepot Inc Class A (b)	1,786	2,267
Marqeta Inc Class A (b)	8,952	52,190
Mastercard Inc Class A	17,625	9,904,193
Merchants Bancorp/IN	610	20,173
MGIC Investment Corp	5,370	149,501
Mr Cooper Group Inc (b)	1,376	205,313
NCR Atleos Corp (b)	1,560	44,507
NewtekOne Inc (c)	535	6,035
NMI Holdings Inc (b)	1,690	71,301
Onity Group Inc (b)	127	4,847
Paymentus Holdings Inc Class A (b)	458	15,000
Payoneer Global Inc (b)	5,609	38,422
PayPal Holdings Inc (b)	21,406	1,590,894
PennyMac Financial Services Inc	686	68,353
Radian Group Inc	3,132	112,815
Remitly Global Inc (b)	3,211	60,270
Repay Holdings Corp Class A (b)	1,464	7,056
Rocket Cos Inc Class A (c)	2,970	42,115
Sezzle Inc (b)	328	58,794
Shift4 Payments Inc Class A (b)(c)	1,485	147,178
Toast Inc Class A (b)	8,970	397,281
UWM Holdings Corp Class A	2,186	9,050
Velocity Financial Inc (b)	178	3,299
Visa Inc Class A	37,296	13,241,945
Voya Financial Inc	2,081	147,751
Walker & Dunlop Inc	705	49,688
Western Union Co/The	7,327	61,693
WEX Inc (b)	755	110,902
		53,945,661
Insurance - 2.1%
Abacus Global Management Inc Class A (b)(c)	563	2,894
AFLAC Inc	10,711	1,129,582
Allstate Corp/The	5,735	1,154,513
Ambac Financial Group Inc (b)	1,000	7,100
American Coastal Insurance Corp	510	5,671
American Financial Group Inc/OH	1,564	197,392
American International Group Inc	12,838	1,098,804
Amerisafe Inc	428	18,716
Aon PLC	4,679	1,669,280
Arch Capital Group Ltd	8,111	738,507
Arthur J Gallagher & Co	5,505	1,762,261
Assurant Inc	1,109	219,016
Assured Guaranty Ltd	1,029	89,626
Axis Capital Holdings Ltd	1,646	170,888
Baldwin Insurance Group Inc/The Class A (b)	1,463	62,631
Bowhead Specialty Holdings Inc (b)	165	6,192
Brighthouse Financial Inc (b)	1,265	68,019
Brown & Brown Inc	5,132	568,985
Chubb Ltd	8,065	2,336,592
Cincinnati Financial Corp	3,384	503,945
CNO Financial Group Inc	2,210	85,262
Donegal Group Inc Class A	326	6,528
eHealth Inc (b)	559	2,432
Employers Holdings Inc	535	25,241
Enstar Group Ltd (b)	269	90,481
Erie Indemnity Co Class A	540	187,267
Everest Group Ltd	930	316,061
F&G Annuities & Life Inc	460	14,711
Fidelity National Financial Inc/US	5,631	315,674
First American Financial Corp	2,231	136,961
Genworth Financial Inc Class A (b)	9,176	71,389
Globe Life Inc	1,815	225,586
Goosehead Insurance Inc Class A	535	56,448
Hanover Insurance Group Inc/The	780	132,499
Hartford Insurance Group Inc/The	6,222	789,385
HCI Group Inc	187	28,461
Heritage Insurance Holdings Inc (b)	467	11,647
Hippo Holdings Inc (b)	397	11,088
Horace Mann Educators Corp	880	37,814
Investors Title Co	31	6,550
James River Group Holdings Ltd	664	3,891
Kemper Corp	1,297	83,708
Kinsale Capital Group Inc	479	231,788
Lemonade Inc (b)(c)	1,190	52,134
Lincoln National Corp	3,687	127,570
Loews Corp	3,820	350,141
Markel Group Inc (b)	277	553,269
Marsh & McLennan Cos Inc	10,629	2,323,925
MBIA Inc (b)(c)	942	4,088
Mercury General Corp	572	38,518
MetLife Inc	12,530	1,007,663
Old Republic International Corp	5,048	194,045
Oscar Health Inc Class A (b)(c)	4,367	93,628
Palomar Hldgs Inc (b)	574	88,540
Primerica Inc	722	197,590
Principal Financial Group Inc	4,558	362,042
ProAssurance Corp (b)	1,105	25,227
Progressive Corp/The	12,679	3,383,518
Prudential Financial Inc	7,664	823,420
Reinsurance Group of America Inc	1,426	282,861
RLI Corp	1,805	130,357
Root Inc/OH Class A (b)(c)	164	20,987
Ryan Specialty Holdings Inc Class A	2,304	156,649
Safety Insurance Group Inc	326	25,881
Selective Insurance Group Inc	1,317	114,118
Selectquote Inc (b)	3,079	7,328
Skyward Specialty Insurance Group Inc (b)	706	40,800
Stewart Information Services Corp	600	39,060
Tiptree Inc Class A	471	11,106
Travelers Companies Inc/The	4,906	1,312,551
Trupanion Inc (b)	732	40,516
TWFG Inc Class A	258	9,030
United Fire Group Inc	488	14,006
Universal Insurance Holdings Inc	583	16,167
Unum Group	3,553	286,940
W R Berkley Corp	6,496	477,261
White Mountains Insurance Group Ltd	55	98,765
Willis Towers Watson PLC	2,159	661,734
		28,052,921
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AG Mortgage Investment Trust Inc	606	4,575
AGNC Investment Corp (c)	19,443	178,681
Annaly Capital Management Inc	12,536	235,928
Apollo Commercial Real Estate Finance Inc	2,818	27,278
Arbor Realty Trust Inc (c)	4,181	44,737
Ares Commercial Real Estate Corp (c)	1,365	6,511
ARMOUR Residential REIT Inc (c)	1,699	28,560
Blackstone Mortgage Trust Inc Class A (c)	3,725	71,706
Brightspire Capital Inc Class A	2,872	14,504
Chimera Investment Corp	1,770	24,550
Claros Mortgage Trust Inc	2,333	6,649
Dynex Capital Inc (c)	1,865	22,790
Ellington Financial Inc (c)	2,002	26,006
Franklin BSP Realty Trust Inc	1,840	19,670
Invesco Mortgage Capital Inc (c)	1,288	10,098
Kkr Real Estate Finance Trust Inc	1,255	11,006
Ladder Capital Corp Class A	2,442	26,252
MFA Financial Inc	2,211	20,916
New York Mortgage Trust Inc	2,051	13,742
Orchid Island Capital Inc (c)	1,960	13,740
Pennymac Mortgage Investment Trust	1,905	24,498
Ready Capital Corp (c)	3,584	15,662
Redwood Trust Inc	2,973	17,570
Rithm Capital Corp	11,233	126,821
Starwood Property Trust Inc	6,948	139,446
TPG RE Finance Trust Inc	1,485	11,464
Two Harbors Investment Corp	2,280	24,556
		1,167,916
TOTAL FINANCIALS		186,234,048

Health Care - 9.3%
Biotechnology - 1.9%
4D Molecular Therapeutics Inc (b)	767	2,846
89bio Inc (b)	2,708	26,593
AbbVie Inc	38,205	7,091,612
Abeona Therapeutics Inc (b)(c)	883	5,015
Absci Corp (b)(c)	1,604	4,122
ACADIA Pharmaceuticals Inc (b)	2,666	57,506
ADMA Biologics Inc (b)	5,119	93,217
Agios Pharmaceuticals Inc (b)	1,226	40,777
Akebia Therapeutics Inc (b)	4,200	15,288
Akero Therapeutics Inc (b)	1,517	80,947
Alector Inc (b)	1,727	2,418
Alkermes PLC (b)	3,520	100,707
Allogene Therapeutics Inc (b)(c)	2,955	3,339
Alnylam Pharmaceuticals Inc (b)	2,801	913,378
Altimmune Inc (b)(c)	1,603	6,204
Amgen Inc	11,626	3,246,095
Amicus Therapeutics Inc (b)	5,833	33,423
AnaptysBio Inc (b)(c)	456	10,123
Anavex Life Sciences Corp (b)(c)	1,787	16,476
Anika Therapeutics Inc (b)	292	3,089
Annexon Inc (b)	1,703	4,087
Apellis Pharmaceuticals Inc (b)	2,298	39,778
Apogee Therapeutics Inc (b)	685	29,750
Arbutus Biopharma Corp (b)(c)	3,345	10,336
Arcellx Inc (b)	842	55,446
Arcturus Therapeutics Holdings Inc (b)(c)	522	6,791
Arcus Biosciences Inc (b)	1,452	11,819
Arcutis Biotherapeutics Inc (b)	2,293	32,148
Ardelyx Inc (b)	5,178	20,298
ArriVent Biopharma Inc (b)	488	10,624
Arrowhead Pharmaceuticals Inc (b)	2,706	42,755
ARS Pharmaceuticals Inc (b)(c)	1,167	20,364
Astria Therapeutics Inc (b)	775	4,154
aTyr Pharma Inc (b)(c)	1,794	9,096
Aura Biosciences Inc (b)	817	5,114
Avidity Biosciences Inc (b)	2,581	73,300
Avita Medical Inc (b)(c)	476	2,518
Beam Therapeutics Inc (b)(c)	1,928	32,795
Bicara Therapeutics Inc	402	3,735
BioCryst Pharmaceuticals Inc (b)	4,396	39,388
Biogen Inc (b)	3,168	397,869
Biohaven Ltd (b)	1,838	25,934
BioMarin Pharmaceutical Inc (b)	4,125	226,751
Blueprint Medicines Corp (b)	1,382	177,145
Bridgebio Pharma Inc (b)	3,189	137,701
C4 Therapeutics Inc (b)	1,011	1,445
Candel Therapeutics Inc (b)	674	3,410
Capricor Therapeutics Inc (b)(c)	897	8,907
Cardiff Oncology Inc (b)(c)	1,320	4,158
CareDx Inc (b)	1,187	23,194
Cargo Therapeutics Inc (b)(c)	713	2,938
Carisma Therapeutics Inc rights (b)(d)	1,904	0
Cartesian Therapeutics Inc rights (b)(d)	1,985	555
Catalyst Pharmaceuticals Inc (b)	2,464	53,469
Celcuity Inc (b)	536	7,156
Celldex Therapeutics Inc (b)	1,454	29,589
CG oncology Inc (b)	1,160	30,160
Cogent Biosciences Inc (b)	2,209	15,861
Coherus Oncology Inc (b)(c)	2,789	2,040
Compass Therapeutics Inc (b)	2,135	5,551
Corvus Pharmaceuticals Inc (b)(c)	1,093	4,372
Crinetics Pharmaceuticals Inc (b)	2,006	57,693
Cullinan Therapeutics Inc (b)	1,216	9,156
Cytokinetics Inc (b)(c)	2,550	84,252
Day One Biopharmaceuticals Inc (b)	1,481	9,627
Denali Therapeutics Inc (b)	2,705	37,843
Dianthus Therapeutics Inc (b)	389	7,247
Disc Medicine Inc (b)	521	27,592
Dynavax Technologies Corp (b)	2,653	26,318
Dyne Therapeutics Inc (b)	1,739	16,555
Editas Medicine Inc (b)	1,669	3,672
Emergent BioSolutions Inc (b)(c)	1,170	7,465
Enanta Pharmaceuticals Inc (b)	414	3,130
Entrada Therapeutics Inc (b)	514	3,454
Erasca Inc (b)	4,223	5,363
Exact Sciences Corp (b)	4,006	212,879
Exelixis Inc (b)	6,057	266,962
Geron Corp (b)	11,633	16,403
Gilead Sciences Inc	26,972	2,990,386
Gossamer Bio Inc (b)	3,718	4,573
GRAIL Inc (b)(c)	639	32,857
Halozyme Therapeutics Inc (b)	2,753	143,211
Heron Therapeutics Inc (b)(c)	2,984	6,177
Humacyte Inc Class A (b)(c)	2,082	4,351
Ideaya Biosciences Inc (b)	1,901	39,959
ImmunityBio Inc (b)(c)	3,870	10,217
Immunome Inc (b)	1,675	15,578
Immunovant Inc (b)	1,643	26,288
Incyte Corp (b)	3,477	236,784
Inmune Bio Inc (b)(c)	330	761
Insmed Inc (b)	3,871	389,577
Intellia Therapeutics Inc (b)(c)	2,150	20,167
Ionis Pharmaceuticals Inc (b)	3,416	134,966
Iovance Biotherapeutics Inc (b)(c)	5,065	8,712
Ironwood Pharmaceuticals Inc Class A (b)	2,716	1,948
iTeos Therapeutics Inc (b)	534	5,324
Janux Therapeutics Inc (b)	721	16,655
KalVista Pharmaceuticals Inc (b)(c)	814	9,202
Keros Therapeutics Inc (b)	748	9,986
Kodiak Sciences Inc (b)	733	2,734
Korro Bio Inc (b)	149	1,860
Krystal Biotech Inc (b)	554	76,153
Kura Oncology Inc (b)	1,680	9,694
Kymera Therapeutics Inc (b)	1,007	43,945
Lexicon Pharmaceuticals Inc (b)(c)	3,462	3,274
Madrigal Pharmaceuticals Inc (b)(c)	368	111,372
MannKind Corp (b)	6,011	22,481
MiMedx Group Inc (b)	2,628	16,057
Mineralys Therapeutics Inc (b)	781	10,567
Mirum Pharmaceuticals Inc (b)	874	44,478
Moderna Inc (b)	7,331	202,262
Monte Rosa Therapeutics Inc (b)	954	4,303
Myriad Genetics Inc (b)	2,063	10,955
Natera Inc (b)	2,857	482,662
Neurocrine Biosciences Inc (b)	2,158	271,239
Neurogene Inc (b)	224	3,349
Nkarta Inc (b)	1,170	1,942
Novavax Inc (b)(c)	3,555	22,397
Nurix Therapeutics Inc (b)	1,551	17,666
Nuvalent Inc Class A (b)	823	62,795
Ocugen Inc (b)(c)	5,208	5,054
Olema Pharmaceuticals Inc (b)	1,218	5,189
OmniAb Operations Inc (b)(d)	93	37
OmniAb Operations Inc (b)(d)	93	28
Organogenesis Holdings Inc Class A (b)	1,355	4,959
ORIC Pharmaceuticals Inc (b)(c)	935	9,490
PDL BioPharma Inc (b)(d)	644	0
Perspective Therapeutics Inc (b)	1,156	3,977
Praxis Precision Medicines Inc (b)	394	16,568
Precigen Inc (b)(c)	2,875	4,083
Prime Medicine Inc (b)(c)	1,158	2,860
Protagonist Therapeutics Inc (b)	1,290	71,298
PTC Therapeutics Inc (b)	1,668	81,465
Puma Biotechnology Inc (b)	695	2,384
RAPT Therapeutics Inc (b)	142	1,135
Recursion Pharmaceuticals Inc Class A (b)(c)	6,245	31,600
Regeneron Pharmaceuticals Inc	2,277	1,195,425
REGENXBIO Inc (b)	1,053	8,645
Relay Therapeutics Inc (b)	2,975	10,294
Replimune Group Inc (b)	1,489	13,833
Revolution Medicines Inc (b)	3,758	138,257
Rezolute Inc (b)	1,095	4,884
Rhythm Pharmaceuticals Inc (b)	1,143	72,226
Rigel Pharmaceuticals Inc (b)	346	6,481
Rocket Pharmaceuticals Inc (b)	1,959	4,800
Roivant Sciences Ltd (b)	9,112	102,692
Sage Therapeutics Inc (b)	1,150	10,488
Sana Biotechnology Inc (b)(c)	2,543	6,942
Sangamo Therapeutics Inc (b)(c)	4,205	2,276
Sarepta Therapeutics Inc (b)	2,090	35,739
Savara Inc (b)(c)	2,598	5,923
Scholar Rock Holding Corp (b)	1,595	56,495
Seres Therapeutics Inc (b)(c)	216	2,400
Soleno Therapeutics Inc (b)	565	47,336
SpringWorks Therapeutics Inc (b)	1,609	75,607
Spyre Therapeutics Inc (b)	1,076	16,108
Stoke Therapeutics Inc (b)	936	10,624
Summit Therapeutics Inc (b)(c)	3,058	65,074
Syndax Pharmaceuticals Inc (b)	1,883	17,634
Tango Therapeutics Inc (b)(c)	1,297	6,641
Taysha Gene Therapies Inc (b)	3,089	7,136
Tectonic Therapeutic Inc (b)(c)	147	2,921
TG Therapeutics Inc (b)	2,890	104,011
Tourmaline Bio Inc (b)	403	6,444
Travere Therapeutics Inc (b)	1,660	24,568
Twist Bioscience Corp (b)	1,292	47,533
Tyra Biosciences Inc (b)	387	3,704
Ultragenyx Pharmaceutical Inc (b)	1,996	72,575
United Therapeutics Corp (b)	966	277,580
Upstream Bio Inc (c)	339	3,722
Vanda Pharmaceuticals Inc (b)	1,267	5,980
Vaxcyte Inc (b)	2,482	80,690
Vera Therapeutics Inc Class A (b)	1,245	29,332
Veracyte Inc (b)	1,664	44,978
Verastem Inc (b)(c)	953	3,955
Vericel Corp (b)	1,069	45,486
Vertex Pharmaceuticals Inc (b)	5,557	2,473,976
Verve Therapeutics Inc (b)	1,359	15,262
Viking Therapeutics Inc (b)(c)	2,443	64,740
Vir Biotechnology Inc (b)	1,934	9,747
Viridian Therapeutics Inc (b)	1,497	20,928
Voyager Therapeutics Inc (b)	903	2,808
Xencor Inc (b)	1,439	11,311
Y-mAbs Therapeutics Inc (b)	664	2,995
		25,210,484
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	37,539	5,105,680
Accuray Inc Del (b)	2,208	3,025
Align Technology Inc (b)	1,519	287,592
Alphatec Holdings Inc (b)	2,249	24,964
AngioDynamics Inc (b)	929	9,216
Artivion Inc (b)	798	24,818
AtriCure Inc (b)	1,039	34,048
Avanos Medical Inc (b)	955	11,689
Axogen Inc (b)	979	10,622
Baxter International Inc	11,055	334,745
Becton Dickinson & Co	6,215	1,070,534
Bioventus Inc (b)	874	5,786
Boston Scientific Corp (b)	31,896	3,425,949
Butterfly Network Inc Class A (b)(c)	3,595	7,190
Ceribell Inc	239	4,476
Cerus Corp (b)	3,738	5,271
ClearPoint Neuro Inc (b)	558	6,663
CONMED Corp	660	34,373
Cooper Cos Inc/The (b)	4,320	307,411
CVRx Inc (b)(c)	310	1,823
Delcath Systems Inc (b)	560	7,616
DENTSPLY SIRONA Inc	4,308	68,411
Dexcom Inc (b)	8,456	738,124
Edwards Lifesciences Corp (b)	12,764	998,272
Electromed Inc (b)	136	2,991
Embecta Corp	1,205	11,676
Enovis Corp (b)	1,229	38,541
Envista Holdings Corp (b)	3,723	72,747
GE HealthCare Technologies Inc	9,896	732,997
Glaukos Corp (b)	1,193	123,225
Globus Medical Inc Class A (b)	2,463	145,366
Haemonetics Corp (b)	1,086	81,026
Hologic Inc (b)	4,856	316,417
ICU Medical Inc (b)	529	69,907
IDEXX Laboratories Inc (b)	1,772	950,394
Inogen Inc (b)	498	3,501
Inspire Medical Systems Inc (b)(c)	643	83,442
Insulet Corp (b)	1,518	476,925
Integer Holdings Corp (b)	725	89,153
Integra LifeSciences Holdings Corp (b)	1,386	17,006
Intuitive Surgical Inc (b)	7,719	4,194,582
iRadimed Corp	169	10,105
iRhythm Technologies Inc (b)	677	104,231
Lantheus Holdings Inc (b)	1,505	123,199
LeMaitre Vascular Inc	440	36,542
LivaNova PLC (b)	1,186	53,394
Masimo Corp (b)	962	161,828
Medtronic PLC	27,755	2,419,403
Merit Medical Systems Inc (b)	1,261	117,878
Myomo Inc (b)(c)	519	1,121
Neogen Corp (b)(c)	4,370	20,889
NeuroPace Inc (b)	313	3,487
Novocure Ltd (b)	2,161	38,466
Omnicell Inc (b)	1,005	29,547
OraSure Technologies Inc (b)	1,843	5,529
Orthofix Medical Inc (b)	796	8,875
OrthoPediatrics Corp (b)	338	7,260
Penumbra Inc (b)	831	213,260
PROCEPT BioRobotics Corp (b)	1,171	67,450
Pulmonx Corp (b)	833	2,157
Pulse Biosciences Inc (b)(c)	394	5,945
QuidelOrtho Corp (b)	1,427	41,126
ResMed Inc	3,179	820,182
RxSight Inc (b)	719	9,347
Semler Scientific Inc (b)(c)	167	6,470
Senseonics Holdings Inc (b)	12,868	6,130
SI-BONE Inc (b)	791	14,887
Solventum Corp (b)	2,990	226,762
STAAR Surgical Co (b)(c)	1,093	18,341
STERIS PLC	2,127	510,948
Stryker Corp	7,433	2,940,718
Surmodics Inc (b)	336	9,983
Tactile Systems Technology Inc (b)	466	4,725
Tandem Diabetes Care Inc (b)	1,452	27,065
Teleflex Inc	1,006	119,070
TransMedics Group Inc (b)(c)	727	97,425
Treace Medical Concepts Inc (b)	927	5,451
UFP Technologies Inc (b)	160	39,066
Utah Medical Products Inc	67	3,814
Varex Imaging Corp (b)	856	7,422
Zimmer Biomet Holdings Inc	4,309	393,024
Zimvie Inc (b)	515	4,815
		28,675,531
Health Care Providers & Services - 1.8%
Acadia Healthcare Co Inc (b)	1,994	45,244
AdaptHealth Corp (b)	2,225	20,982
Addus HomeCare Corp (b)	395	45,500
agilon health Inc (b)	6,430	14,789
Alignment Healthcare Inc (b)	2,152	30,128
Amedisys Inc (b)	707	69,562
AMN Healthcare Services Inc (b)	800	16,536
Astrana Health Inc (b)	893	22,218
Aveanna Healthcare Holdings Inc (b)	1,239	6,480
BrightSpring Health Services Inc (b)	1,154	27,223
Brookdale Senior Living Inc (b)	4,374	30,443
Cardinal Health Inc	5,229	878,472
Castle Biosciences Inc (b)	569	11,619
Cencora Inc	3,735	1,119,940
Centene Corp (b)	10,732	582,533
Chemed Corp	324	157,765
Cigna Group/The	5,926	1,959,017
Clover Health Investments Corp Class A (b)(c)	8,952	24,976
Community Health Systems Inc (b)	2,881	9,795
Concentra Group Holdings Parent Inc (c)	2,336	48,052
CorVel Corp (b)	597	61,360
Cross Country Healthcare Inc (b)	713	9,305
CVS Health Corp	27,287	1,882,257
DaVita Inc (b)	951	135,470
DocGo Inc Class A (b)	1,936	3,039
Elevance Health Inc	5,020	1,952,579
Encompass Health Corp	2,181	267,456
Enhabit Inc (b)	1,033	9,958
Ensign Group Inc/The	1,234	190,357
Fulgent Genetics Inc (b)(c)	397	7,892
GeneDx Holdings Corp Class A (b)	435	40,155
Guardant Health Inc (b)	2,674	139,155
HCA Healthcare Inc	3,870	1,482,597
HealthEquity Inc (b)	1,876	196,530
Henry Schein Inc (b)	2,698	197,089
Hims & Hers Health Inc Class A (b)(c)	4,138	206,279
Humana Inc	2,611	638,337
Labcorp Holdings Inc	1,805	473,831
LifeStance Health Group Inc (b)	2,868	14,828
McKesson Corp	2,713	1,988,032
Molina Healthcare Inc (b)	1,201	357,778
National HealthCare Corp	274	29,321
National Research Corp Class A	270	4,535
NeoGenomics Inc (b)	2,757	20,154
OPKO Health Inc (b)	7,835	10,342
Option Care Health Inc (b)	3,684	119,656
Owens & Minor Inc (b)	1,520	13,832
PACS Group Inc (b)	800	10,336
Pediatrix Medical Group Inc (b)	1,833	26,304
Pennant Group Inc/The (b)	764	22,805
Premier Inc Class A (c)	1,967	43,136
Privia Health Group Inc (b)	2,238	51,474
Progyny Inc (b)	1,606	35,332
Quest Diagnostics Inc	2,402	431,471
RadNet Inc (b)	1,410	80,243
Select Medical Holdings Corp	2,270	34,459
Sonida Senior Living Inc (b)	216	5,389
Surgery Partners Inc (b)	1,625	36,124
Talkspace Inc Class A (b)	2,987	8,304
Tenet Healthcare Corp (b)	2,058	362,208
UnitedHealth Group Inc	19,917	6,213,506
Universal Health Services Inc Class B	1,271	230,242
US Physical Therapy Inc	324	25,337
		23,190,068
Health Care Technology - 0.0%
Certara Inc (b)	2,352	27,518
Claritev Corp Class A (b)(c)	116	5,235
Definitive Healthcare Corp Class A (b)	1,083	4,224
Doximity Inc Class A (b)	2,892	177,395
Evolent Health Inc Class A (b)	2,250	25,335
GoodRx Holdings Inc Class A (b)(c)	1,903	9,477
Health Catalyst Inc (b)	1,186	4,471
HealthStream Inc	541	14,969
LifeMD Inc (b)	812	11,059
OptimizeRx Corp (b)	382	5,157
Phreesia Inc (b)	1,186	33,754
Schrodinger Inc/United States (b)	1,219	24,526
Simulations Plus Inc	347	6,055
Teladoc Health Inc (b)	3,781	32,933
TruBridge Inc (b)	263	6,159
Veeva Systems Inc Class A (b)	3,234	931,328
Waystar Holding Corp (b)	1,457	59,548
		1,379,143
Life Sciences Tools & Services - 0.8%
10X Genomics Inc Class A (b)	2,398	27,769
Adaptive Biotechnologies Corp (b)	2,448	28,519
Agilent Technologies Inc	6,176	728,830
Avantor Inc (b)	14,738	198,373
Azenta Inc (b)	1,009	31,057
Bio-Rad Laboratories Inc Class A (b)	417	100,630
Bio-Techne Corp	3,426	176,268
BioLife Solutions Inc (b)	755	16,263
Bruker Corp	2,397	98,756
Charles River Laboratories International Inc (b)	1,107	167,965
Codexis Inc (b)	1,773	4,326
CryoPort Inc (b)	974	7,266
Cytek Biosciences Inc (b)	2,223	7,558
Danaher Corp	13,852	2,736,324
Fortrea Holdings Inc (b)	1,934	9,554
Illumina Inc (b)	3,428	327,065
IQVIA Holdings Inc (b)	3,620	570,476
Lifecore Biomedical Inc (b)(c)	894	7,259
Maravai LifeSciences Holdings Inc Class A (b)	2,341	5,642
MaxCyte Inc (United States) (b)(c)	2,235	4,872
Medpace Holdings Inc (b)	541	169,798
Mesa Laboratories Inc	116	10,930
Mettler-Toledo International Inc (b)	453	532,148
Niagen Bioscience Inc (b)	1,133	16,327
OmniAb Inc (b)	1,941	3,377
Pacific Biosciences of California Inc (b)(c)	5,169	6,410
Personalis Inc (b)	967	6,344
Quanterix Corp (b)	767	5,101
Quantum-Si Inc Class A (b)(c)	2,959	5,800
Repligen Corp (b)	1,128	140,301
Revvity Inc	2,635	254,857
Sotera Health Co (b)	3,312	36,829
Standard BioTools Inc (b)	6,291	7,549
Thermo Fisher Scientific Inc	8,278	3,356,399
Waters Corp (b)	1,285	448,516
West Pharmaceutical Services Inc	1,568	343,078
		10,598,536
Pharmaceuticals - 2.6%
Aclaris Therapeutics Inc (b)	2,303	3,270
Alumis Inc (b)(c)	289	866
Amneal Intermediate Inc Class A (b)	3,290	26,616
Amphastar Pharmaceuticals Inc (b)	844	19,378
Amylyx Pharmaceuticals Inc (b)	1,373	8,801
ANI Pharmaceuticals Inc (b)	354	23,099
Aquestive Therapeutics Inc (b)(c)	1,504	4,978
Arvinas Inc (b)	1,341	9,870
Axsome Therapeutics Inc (b)	880	91,863
Bristol-Myers Squibb Co	43,920	2,033,057
Collegium Pharmaceutical Inc (b)	720	21,290
Corcept Therapeutics Inc (b)	2,018	148,121
CorMedix Inc (b)	1,278	15,745
Edgewise Therapeutics Inc (b)	1,223	16,034
Elanco Animal Health Inc (b)	10,695	152,725
Eli Lilly & Co	17,052	13,292,546
Enliven Therapeutics Inc (b)	642	12,879
Esperion Therapeutics Inc (b)(c)	3,439	3,385
Evolus Inc (b)	1,024	9,431
EyePoint Pharmaceuticals Inc (b)	1,403	13,202
Fulcrum Therapeutics Inc (b)	990	6,811
Harmony Biosciences Holdings Inc (b)	843	26,639
Harrow Inc (b)	641	19,576
Innoviva Inc (b)(c)	1,227	24,650
Jazz Pharmaceuticals PLC (b)	1,307	138,699
Johnson & Johnson	52,107	7,959,344
LENZ Therapeutics Inc (b)(c)	347	10,171
Ligand Pharmaceuticals Inc (b)	408	46,381
Liquidia Corp (b)(c)	1,061	13,220
Merck & Co Inc	54,749	4,333,931
Mind Medicine MindMed Inc (b)(c)	1,488	9,657
Nektar Therapeutics (b)	235	6,072
Nuvation Bio Inc Class A (b)	5,244	10,226
Ocular Therapeutix Inc (b)	2,693	24,991
Omeros Corp (b)(c)	1,200	3,600
Organon & Co	5,576	53,976
Pacira BioSciences Inc (b)	1,014	24,235
Perrigo Co PLC	2,953	78,904
Pfizer Inc	122,663	2,973,351
Phathom Pharmaceuticals Inc (b)(c)	918	8,804
Phibro Animal Health Corp Class A	438	11,187
Prestige Consumer Healthcare Inc (b)	1,069	85,360
Royalty Pharma PLC Class A	8,064	290,546
Septerna Inc (c)	366	3,869
SIGA Technologies Inc	1,005	6,553
Supernus Pharmaceuticals Inc (b)	1,190	37,509
Tarsus Pharmaceuticals Inc (b)	751	30,423
Terns Pharmaceuticals Inc (b)	1,223	4,562
Theravance Biopharma Inc (b)	767	8,460
Third Harmonic Bio Inc (b)	456	2,476
Trevi Therapeutics Inc (b)	1,376	7,527
Veru Inc (b)(c)	3,806	2,213
Viatris Inc	25,851	230,849
WaVe Life Sciences Ltd (b)	2,649	17,219
Xeris Biopharma Holdings Inc (b)	3,239	15,126
Xeris Biopharma Holdings Inc rights (b)(d)	400	0
Zevra Therapeutics Inc (b)(c)	1,148	10,114
Zoetis Inc Class A	9,691	1,511,311
		33,955,698
TOTAL HEALTH CARE		123,009,460

Industrials - 9.5%
Aerospace & Defense - 2.2%
AAR Corp (b)	760	52,280
AeroVironment Inc (b)	606	172,680
AerSale Corp (b)	732	4,399
Archer Aviation Inc Class A (b)	8,801	95,491
Astronics Corp (b)	663	22,197
ATI Inc (b)	3,086	266,445
Axon Enterprise Inc (b)	1,568	1,298,210
Boeing Co (b)	16,232	3,401,091
BWX Technologies Inc	1,978	284,951
Byrna Technologies Inc (b)(c)	383	11,827
Cadre Holdings Inc	577	18,377
Curtiss-Wright Corp	814	397,680
Ducommun Inc (b)	306	25,285
GE Aerospace	23,226	5,978,140
General Dynamics Corp	5,491	1,601,505
HEICO Corp	884	289,952
HEICO Corp Class A	1,595	412,706
Hexcel Corp	1,752	98,970
Howmet Aerospace Inc	8,764	1,631,243
Huntington Ingalls Industries Inc	847	204,517
Intuitive Machines Inc Class A (b)(c)	1,728	18,783
Kratos Defense & Security Solutions Inc (b)	3,307	153,610
L3Harris Technologies Inc	4,074	1,021,922
Leonardo DRS Inc	1,621	75,344
Loar Holdings Inc (b)	381	32,831
Lockheed Martin Corp	4,534	2,099,877
Mercury Systems Inc (b)	1,095	58,977
Moog Inc Class A	613	110,935
National Presto Industries Inc	121	11,853
Northrop Grumman Corp	2,944	1,471,941
Redwire Corp Class A (b)(c)	515	8,395
Rocket Lab Corp (c)	7,572	270,850
RTX Corp	28,828	4,209,465
Spirit AeroSystems Holdings Inc Class A (b)	2,530	96,520
StandardAero Inc	2,228	70,516
Textron Inc	3,947	316,905
TransDigm Group Inc	1,213	1,844,536
Triumph Group Inc (b)	1,663	42,822
V2X Inc (b)	321	15,585
Virgin Galactic Holdings Inc Class A (b)(c)	530	1,447
Woodward Inc	1,284	314,696
		28,515,756
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	2,570	246,592
Expeditors International of Washington Inc	3,030	346,178
FedEx Corp	4,795	1,089,951
Forward Air Corp Class A (b)(c)	420	10,306
GXO Logistics Inc (b)	2,584	125,841
Hub Group Inc Class A	1,310	43,793
United Parcel Service Inc Class B	15,838	1,598,688
		3,461,349
Building Products - 0.7%
A O Smith Corp	2,557	167,662
AAON Inc	1,460	107,675
Advanced Drainage Systems Inc (c)	1,528	175,506
Allegion plc	1,880	270,946
American Woodmark Corp (b)	336	17,932
Apogee Enterprises Inc	488	19,813
Armstrong World Industries Inc	942	153,018
AZEK Co Inc/The Class A (b)	3,107	168,865
AZZ Inc	644	60,845
Builders FirstSource Inc (b)	2,490	290,558
Carlisle Cos Inc	962	359,211
Carrier Global Corp	17,475	1,278,996
CSW Industrials Inc	363	104,119
Fortune Brands Innovations Inc	2,686	138,275
Gibraltar Industries Inc (b)	661	38,999
Griffon Corp	848	61,370
Hayward Holdings Inc (b)	3,118	43,028
Insteel Industries Inc	439	16,335
Janus International Group Inc (b)	3,027	24,640
JELD-WEN Holding Inc (b)	1,947	7,632
Johnson Controls International plc	14,284	1,508,677
Lennox International Inc	693	397,255
Masco Corp	4,585	295,091
Masterbrand Inc (b)	2,766	30,232
Owens Corning	1,856	255,237
Quanex Building Products Corp	994	18,787
Resideo Technologies Inc (b)	3,171	69,952
Simpson Manufacturing Co Inc (c)	912	141,643
Tecnoglass Inc	481	37,210
Trane Technologies PLC	4,854	2,123,189
Trex Co Inc (b)	2,318	126,053
UFP Industries Inc	1,314	130,559
Zurn Elkay Water Solutions Corp	3,088	112,928
		8,752,238
Commercial Services & Supplies - 0.6%
ABM Industries Inc	1,342	63,356
ACCO Brands Corp	2,005	7,178
ACV Auctions Inc Class A (b)	3,469	56,267
Brady Corp Class A	966	65,659
BrightView Holdings Inc (b)	1,297	21,595
Brink's Co/The	941	84,022
Casella Waste Systems Inc Class A (b)	1,348	155,532
CECO Environmental Corp (b)	647	18,317
Cintas Corp	7,423	1,654,364
Clean Harbors Inc (b)	1,095	253,142
Copart Inc (b)	18,972	930,956
CoreCivic Inc (b)	2,364	49,809
Deluxe Corp	927	14,749
Driven Brands Holdings Inc (b)	1,264	22,196
Ennis Inc	605	10,975
Enviri Corp (b)	1,627	14,122
GEO Group Inc/The (b)	2,941	70,437
Healthcare Services Group Inc (b)	1,626	24,439
HNI Corp	1,033	50,803
Interface Inc	1,296	27,125
Liquidity Services Inc (b)	476	11,229
MillerKnoll Inc	1,469	28,528
Montrose Environmental Group Inc (b)	655	14,338
MSA Safety Inc	849	142,233
OPENLANE Inc (b)	2,301	56,259
Perma-Fix Environmental Services Inc (b)(c)	370	3,892
Pitney Bowes Inc	3,461	37,760
Quad/Graphics Inc Class A	668	3,774
Republic Services Inc	4,390	1,082,618
Rollins Inc	6,077	342,864
Steelcase Inc Class A	2,109	21,997
Tetra Tech Inc	5,801	208,604
UniFirst Corp/MA	329	61,924
Veralto Corp	5,348	539,881
Vestis Corp	2,566	14,703
Virco Mfg. Corp	206	1,644
VSE Corp	381	49,903
Waste Management Inc	7,902	1,808,136
		8,025,330
Construction & Engineering - 0.3%
AECOM	2,867	323,570
Ameresco Inc Class A (b)	736	11,180
API Group Corp (b)	5,275	269,289
Arcosa Inc	1,052	91,219
Argan Inc	278	61,293
Bowman Consulting Group Ltd (b)	320	9,200
Comfort Systems USA Inc	768	411,809
Construction Partners Inc Class A (b)	1,019	108,299
Dycom Industries Inc (b)	631	154,210
EMCOR Group Inc	995	532,216
Everus Construction Group Inc	1,102	70,010
Fluor Corp (b)	3,709	190,160
Granite Construction Inc	934	87,338
Great Lakes Dredge & Dock Corp (b)	1,541	18,785
IES Holdings Inc (b)	183	54,210
Limbach Holdings Inc (b)(c)	226	31,663
MasTec Inc (b)	1,331	226,842
Matrix Service Co (b)	552	7,458
MYR Group Inc (b)	351	63,689
NWPX Infrastructure Inc (b)	209	8,571
Orion Group Holdings Inc (b)	743	6,739
Primoris Services Corp	1,158	90,255
Quanta Services Inc	3,193	1,207,209
Sterling Infrastructure Inc (b)	664	153,205
Tutor Perini Corp (b)	980	45,844
Valmont Industries Inc	433	141,405
WillScot Holdings Corp	3,992	109,381
		4,485,049
Electrical Equipment - 1.0%
Acuity Inc	663	197,799
Allient Inc	304	11,038
American Superconductor Corp (b)	880	32,287
AMETEK Inc	5,004	905,524
Array Technologies Inc (b)(c)	3,274	19,317
Atkore Inc	744	52,489
Blink Charging Co (b)(c)	1,737	1,633
Bloom Energy Corp Class A (b)(c)	4,303	102,928
ChargePoint Holdings Inc Class A (b)(c)	7,717	5,427
Eaton Corp PLC	8,553	3,053,336
Emerson Electric Co	12,203	1,627,026
EnerSys	851	72,990
Enovix Corp Class B (b)(c)	3,483	36,014
Eos Energy Enterprises Inc (b)(c)	4,783	24,489
Fluence Energy Inc Class A (b)(c)	1,313	8,810
FuelCell Energy Inc (b)(c)	428	2,401
GE Vernova Inc	5,971	3,159,556
Generac Holdings Inc (b)	1,290	184,741
GrafTech International Ltd (b)	4,181	4,066
Hubbell Inc	1,161	474,164
Hyliion Holdings Corp Class A (b)	2,513	3,317
LSI Industries Inc	543	9,236
Net Power Inc Class A (b)(c)	724	1,788
NEXTracker Inc Class A (b)	3,111	169,145
NuScale Power Corp Class A (b)(c)	2,355	93,164
nVent Electric PLC	3,567	261,283
Plug Power Inc (b)(c)	19,354	28,837
Powell Industries Inc (c)	206	43,353
Preformed Line Products Co	66	10,547
Regal Rexnord Corp	1,433	207,728
Rockwell Automation Inc	2,447	812,820
Sensata Technologies Holding PLC	3,236	97,436
SES AI Corp Class A (b)	3,267	2,902
Shoals Technologies Group Inc (b)	3,630	15,428
Sunrun Inc (b)	4,779	39,092
Thermon Group Holdings Inc (b)	751	21,088
Vertiv Holdings Co Class A	8,239	1,057,970
Vicor Corp (b)	488	22,136
		12,873,305
Ground Transportation - 0.9%
ArcBest Corp	514	39,583
Avis Budget Group Inc (b)	365	61,703
Covenant Logistics Group Inc Class A	312	7,522
CSX Corp	41,724	1,361,454
Ftai Infrastructure Inc	2,334	14,401
Heartland Express Inc	908	7,845
Hertz Global Holdings Inc (b)(c)	2,754	18,810
JB Hunt Transport Services Inc	1,720	246,992
Knight-Swift Transportation Holdings Inc	3,502	154,893
Landstar System Inc	765	106,350
Lyft Inc Class A (b)	7,974	125,670
Marten Transport Ltd	1,221	15,861
Norfolk Southern Corp	4,900	1,254,253
Old Dominion Freight Line Inc	4,067	660,074
Proficient Auto Logistics Inc (b)	310	2,251
RXO Inc (b)	3,057	48,056
Ryder System Inc	910	144,690
Saia Inc (b)	576	157,818
Schneider National Inc Class B (c)	1,033	24,947
U-Haul Holding Co (b)(c)	290	17,562
U-Haul Holding Co Class N	2,090	113,634
Uber Technologies Inc (b)	45,210	4,218,093
Union Pacific Corp	13,078	3,008,986
Universal Logistics Holdings Inc	154	3,909
Werner Enterprises Inc	1,341	36,690
XPO Inc (b)	2,537	320,398
		12,172,445
Industrial Conglomerates - 0.4%
3M Co	11,748	1,788,516
Honeywell International Inc	14,072	3,277,087
		5,065,603
Machinery - 1.7%
3D Systems Corp (b)(c)	2,837	4,368
AGCO Corp	1,341	138,338
Alamo Group Inc	225	49,136
Albany International Corp Class A	681	47,759
Allison Transmission Holdings Inc	1,849	175,637
Astec Industries Inc	507	21,137
Atmus Filtration Technologies Inc	1,790	65,192
Blue Bird Corp (b)	689	29,737
Caterpillar Inc	10,343	4,015,256
Chart Industries Inc (b)	910	149,832
CNH Industrial NV Class A	18,912	245,100
Columbus McKinnon Corp/NY	596	9,100
Crane Co	1,053	199,954
Cummins Inc	2,975	974,313
Deere & Co	5,481	2,787,034
Donaldson Co Inc	2,588	179,478
Douglas Dynamics Inc	528	15,560
Dover Corp	2,968	543,827
Energy Recovery Inc (b)	1,223	15,630
Enerpac Tool Group Corp Class A	1,190	48,266
Enpro Inc	454	86,964
Esab Corp	1,229	148,156
ESCO Technologies Inc	558	107,063
Federal Signal Corp	1,323	140,794
Flowserve Corp	2,842	148,779
Fortive Corp	7,379	384,667
Franklin Electric Co Inc	849	76,189
Gates Industrial Corp PLC (b)	4,914	113,169
Gorman-Rupp Co/The	457	16,781
Graco Inc	3,658	314,478
Graham Corp (b)	218	10,793
Greenbrier Cos Inc/The	682	31,406
Helios Technologies Inc	723	24,127
Hillenbrand Inc	1,523	30,567
Hillman Solutions Corp Class A (b)	4,259	30,409
Hyster-Yale Inc Class A	256	10,184
IDEX Corp	1,639	287,759
Illinois Tool Works Inc	5,782	1,429,600
Ingersoll Rand Inc	8,716	724,997
ITT Inc	1,762	276,334
JBT Marel Corp	999	120,140
Kadant Inc (c)	254	80,632
Kennametal Inc	1,681	38,596
Lincoln Electric Holdings Inc	1,222	253,345
Lindsay Corp	238	34,332
Manitowoc Co Inc/The (b)	699	8,401
Mayville Engineering Co Inc (b)	257	4,101
Middleby Corp/The (b)	1,163	167,472
Miller Industries Inc/TN (c)	265	11,782
Mueller Industries Inc	2,462	195,655
Mueller Water Products Inc Class A1	3,385	81,375
Nordson Corp	1,174	251,670
Oshkosh Corp	1,408	159,864
Otis Worldwide Corp	8,579	849,493
PACCAR Inc	11,351	1,079,026
Parker-Hannifin Corp	2,787	1,946,636
Pentair PLC	3,575	367,010
Proto Labs Inc (b)	520	20,821
RBC Bearings Inc (b)	677	260,510
REV Group Inc	1,125	53,539
Shyft Group Inc/The	663	8,313
Snap-on Inc	1,134	352,878
SPX Technologies Inc (b)	1,003	168,183
Standex International Corp	257	40,215
Stanley Black & Decker Inc	3,340	226,285
Symbotic Inc Class A (b)(c)	871	33,838
Tennant CO	406	31,457
Terex Corp	1,435	67,000
Timken Co/The	1,380	100,119
Titan International Inc (b)	1,001	10,280
Toro Co/The	2,179	154,012
Trinity Industries Inc	1,800	48,618
Wabash National Corp	905	9,620
Watts Water Technologies Inc Class A	593	145,813
Westinghouse Air Brake Technologies Corp	3,696	773,758
Worthington Enterprises Inc	680	43,275
Xylem Inc/NY	5,258	680,175
		22,986,109
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd (c)	896	11,711
Kirby Corp (b)	1,242	140,855
Matson Inc	718	79,949
		232,515
Passenger Airlines - 0.1%
Alaska Air Group Inc (b)	2,664	131,815
Allegiant Travel Co (b)	324	17,804
American Airlines Group Inc (b)(c)	14,223	159,582
Blade Air Mobility Inc (b)	1,385	5,581
Delta Air Lines Inc	13,888	683,012
Frontier Group Holdings Inc (b)(c)	1,593	5,782
JetBlue Airways Corp (b)(c)	6,631	28,049
Joby Aviation Inc Class A (b)(c)	10,433	110,068
SkyWest Inc (b)	872	89,790
Southwest Airlines Co	12,829	416,173
Sun Country Airlines Holdings Inc (b)	814	9,565
United Airlines Holdings Inc (b)	7,116	566,647
		2,223,868
Professional Services - 0.8%
Alight Inc Class A	9,851	55,757
Amentum Holdings Inc	3,304	78,007
Automatic Data Processing Inc	8,805	2,715,462
Barrett Business Services Inc	569	23,722
BlackSky Technology Inc Class A (b)(c)	521	10,722
Booz Allen Hamilton Holding Corp Class A	2,741	285,420
Broadridge Financial Solutions Inc	2,531	615,109
CACI International Inc (b)	485	231,200
Cbiz Inc (b)	1,079	77,375
Clarivate PLC (b)(c)	9,832	42,278
Concentrix Corp (c)	998	52,749
Conduent Inc (b)	2,910	7,682
CRA International Inc	150	28,106
CSG Systems International Inc	599	39,121
Dayforce Inc (b)	3,441	190,597
Dun & Bradstreet Holdings Inc	6,671	60,639
Equifax Inc	2,683	695,890
ExlService Holdings Inc (b)	3,478	152,302
Exponent Inc	1,097	81,957
First Advantage Corp (b)(c)	1,351	22,440
Franklin Covey Co (b)	234	5,340
FTI Consulting Inc (b)	763	123,225
Genpact Ltd	3,475	152,935
Heidrick & Struggles International Inc	432	19,768
Huron Consulting Group Inc (b)	359	49,377
ICF International Inc	415	35,155
Innodata Inc (b)(c)	538	27,556
Insperity Inc	762	45,811
Jacobs Solutions Inc	2,650	348,343
KBR Inc	2,883	138,211
Kelly Services Inc Class A	665	7,787
Kforce Inc	388	15,958
Korn Ferry	1,114	81,690
Legalzoom.com Inc (b)	2,391	21,304
Leidos Holdings Inc	2,838	447,723
ManpowerGroup Inc	1,013	40,925
Maximus Inc	1,224	85,925
Mistras Group Inc (b)	397	3,179
NV5 Global Inc (b)	1,152	26,600
Parsons Corp (b)	1,011	72,559
Paychex Inc	6,935	1,008,765
Paycom Software Inc	1,019	235,797
Paylocity Holding Corp (b)	943	170,862
Planet Labs PBC Class A (b)	4,871	29,713
Resolute Holdings Management Inc	73	2,326
Resources Connection Inc	678	3,641
Robert Half Inc	2,178	89,407
Science Applications International Corp	1,057	119,029
Spire Global Inc Class A (b)	488	5,807
SS&C Technologies Holdings Inc	4,660	385,848
TransUnion	4,223	371,624
TriNet Group Inc	659	48,199
TrueBlue Inc (b)	552	3,577
TTEC Holdings Inc (b)	318	1,529
UL Solutions Inc Class A	1,342	97,778
Upwork Inc (b)	2,723	36,597
Verisk Analytics Inc	3,053	951,010
Verra Mobility Corp Class A (b)	3,562	90,439
Willdan Group Inc (b)	281	17,565
		10,885,419
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	2,237	130,842
Alta Equipment Group Inc Class A	399	2,522
Applied Industrial Technologies Inc	829	192,701
BlueLinx Holdings Inc (b)	173	12,868
Boise Cascade Co	828	71,887
Core & Main Inc Class A (b)	4,113	248,220
Custom Truck One Source Inc Class A (b)(c)	1,033	5,103
Distribution Solutions Group Inc (b)	199	5,467
DNOW Inc (b)	2,264	33,575
DXP Enterprises Inc/TX (b)	282	24,717
Fastenal Co	24,818	1,042,356
Ferguson Enterprises Inc	4,326	941,987
FTAI Aviation Ltd	2,219	255,274
GATX Corp	767	117,781
Global Industrial Co	319	8,616
GMS Inc (b)	837	91,024
Herc Holdings Inc	621	81,779
Hudson Technologies Inc (b)	971	7,885
McGrath RentCorp	538	62,386
Mrc Global Inc (b)	1,902	26,076
MSC Industrial Direct Co Inc Class A	966	82,129
NPK International Inc (b)	1,997	16,994
QXO Inc (b)(c)	5,317	114,528
Rush Enterprises Inc Class A	1,363	70,208
SiteOne Landscape Supply Inc (b)	970	117,312
Titan Machinery Inc (b)(c)	451	8,934
Transcat Inc (b)(c)	207	17,794
United Rentals Inc	1,413	1,064,555
Watsco Inc	754	332,981
Wesco International Inc	960	177,792
Willis Lease Finance Corp	59	8,424
WW Grainger Inc	959	997,590
Xometry Inc Class A (b)	984	33,249
		6,405,556
TOTAL INDUSTRIALS		126,084,542

Information Technology - 30.3%
Communications Equipment - 0.9%
ADTRAN Holdings Inc (b)	1,517	13,607
Applied Optoelectronics Inc (b)(c)	1,018	26,152
Arista Networks Inc	22,355	2,287,140
Aviat Networks Inc (b)	252	6,061
Calix Inc (b)	1,292	68,721
Ciena Corp (b)	3,073	249,927
Cisco Systems Inc	86,184	5,979,447
Clearfield Inc (b)	257	11,156
CommScope Holding Co Inc (b)	4,730	39,164
Digi International Inc (b)	813	28,341
Extreme Networks Inc (b)	2,884	51,768
F5 Inc (b)	1,246	366,723
Harmonic Inc (b)	2,605	24,669
Juniper Networks Inc	7,156	285,739
Lumentum Holdings Inc (b)	1,495	142,115
Motorola Solutions Inc	3,616	1,520,383
Netgear Inc (b)	610	17,733
NetScout Systems Inc (b)	1,555	38,580
Ribbon Communications Inc (b)	1,924	7,715
Viasat Inc (b)	1,890	27,594
Viavi Solutions Inc (b)	4,767	48,004
		11,240,739
Electronic Equipment, Instruments & Components - 0.7%
908 Devices Inc (b)	569	4,056
Advanced Energy Industries Inc	815	107,988
Aeva Technologies Inc (b)	703	26,566
Amphenol Corp Class A	26,209	2,588,139
Arlo Technologies Inc (b)	2,209	37,465
Arrow Electronics Inc (b)	1,127	143,614
Avnet Inc	1,868	99,153
Badger Meter Inc	636	155,788
Bel Fuse Inc Class B	235	22,957
Belden Inc	869	100,630
Benchmark Electronics Inc	788	30,598
CDW Corp/DE	2,883	514,875
Climb Global Solutions Inc	81	8,660
Cognex Corp	3,676	116,603
Coherent Corp (b)	3,353	299,121
Corning Inc	16,684	877,412
Crane NXT Co (c)	1,060	57,134
CTS Corp	647	27,569
Daktronics Inc (b)	840	12,701
ePlus Inc (b)	566	40,809
Evolv Technologies Holdings Inc Class A (b)	2,490	15,538
FARO Technologies Inc (b)	412	18,095
Flex Ltd (b)	8,288	413,737
Insight Enterprises Inc (b)	591	81,608
IPG Photonics Corp (b)	571	39,199
Itron Inc (b)	975	128,339
Jabil Inc	2,370	516,897
Keysight Technologies Inc (b)	3,741	613,000
Kimball Electronics Inc (b)	533	10,250
Knowles Corp (b)	1,937	34,130
Lightwave Logic Inc (b)(c)	2,331	2,889
Littelfuse Inc	537	121,754
Methode Electronics Inc	773	7,351
MicroVision Inc (b)(c)	5,340	6,088
Mirion Technologies Inc Class A (b)	4,054	87,283
Napco Security Technologies Inc	769	22,832
nLight Inc (b)	1,017	20,015
Novanta Inc (b)	777	100,179
OSI Systems Inc (b)	337	75,778
Ouster Inc Class A (b)	901	21,849
PAR Technology Corp (b)(c)	849	58,895
PC Connection Inc	278	18,287
Plexus Corp (b)	583	78,886
Powerfleet Inc NJ (b)	2,461	10,607
Ralliant Corp	2,525	122,437
Red Cat Holdings Inc (b)(c)	1,280	9,318
Rogers Corp (b)	374	25,612
Sanmina Corp (b)	1,174	114,852
ScanSource Inc (b)	450	18,815
SmartRent Inc Class A (b)(c)	3,689	3,651
TD SYNNEX Corp	1,630	221,191
Teledyne Technologies Inc (b)	1,008	516,408
Trimble Inc (b)	5,316	403,910
TTM Technologies Inc (b)	2,233	91,151
Vishay Intertechnology Inc	2,472	39,255
Vishay Precision Group Inc (b)	248	6,969
Vontier Corp	3,210	118,449
Zebra Technologies Corp Class A (b)	1,112	342,896
		9,810,238
IT Services - 1.0%
Akamai Technologies Inc (b)	3,251	259,300
Amdocs Ltd	2,444	222,991
Applied Digital Corp (b)(c)	3,779	38,055
ASGN Inc (b)	952	47,533
Backblaze Inc Class A (b)	949	5,219
BigBear.ai Holdings Inc (b)(c)	2,104	14,286
BigCommerce Holdings Inc (b)	1,373	6,864
Cloudflare Inc Class A (b)	6,663	1,304,815
Cognizant Technology Solutions Corp Class A	10,706	835,389
Couchbase Inc (b)	886	21,601
DigitalOcean Holdings Inc (b)	1,362	38,899
DXC Technology Co (b)	3,913	59,830
EPAM Systems Inc (b)	1,228	217,135
Fastly Inc Class A (b)	2,825	19,945
Gartner Inc (b)	1,662	671,814
GoDaddy Inc Class A (b)	3,054	549,903
Grid Dynamics Holdings Inc (b)	1,360	15,708
Hackett Group Inc/The	525	13,346
IBM Corporation	20,011	5,898,843
Kyndryl Holdings Inc (b)	5,035	211,269
MongoDB Inc Class A (b)	1,612	338,504
Okta Inc Class A (b)	3,541	353,994
Rackspace Technology Inc (b)	1,635	2,092
Snowflake Inc Class A (b)	7,144	1,598,613
TSS Inc/MD (b)(c)	268	7,726
Twilio Inc Class A (b)	3,319	412,751
Unisys Corp (b)	1,472	6,667
VeriSign Inc	1,760	508,288
		13,681,380
Semiconductors & Semiconductor Equipment - 11.3%
ACM Research Inc Class A (b)	1,079	27,946
Advanced Micro Devices Inc (b)	35,068	4,976,150
Aehr Test Systems (b)(c)	527	6,814
Alpha & Omega Semiconductor Ltd (b)	552	14,164
Ambarella Inc (b)	847	55,957
Amkor Technology Inc	2,460	51,635
Analog Devices Inc	10,735	2,555,145
Applied Materials Inc	17,587	3,219,653
Atomera Inc (b)(c)	611	3,079
Axcelis Technologies Inc (b)	708	49,341
Broadcom Inc	101,440	27,961,937
CEVA Inc (b)	540	11,869
Cirrus Logic Inc (b)	1,148	119,685
Cohu Inc (b)	1,038	19,971
Credo Technology Group Holding Ltd (b)	3,112	288,140
Diodes Inc (b)	1,016	53,736
Enphase Energy Inc (b)	2,866	113,637
Entegris Inc	3,268	263,564
First Solar Inc (b)	2,317	383,556
FormFactor Inc (b)	1,686	58,015
Ichor Holdings Ltd (b)	690	13,552
Impinj Inc (b)	500	55,535
Intel Corp	93,703	2,098,947
KLA Corp	2,876	2,576,148
Kopin Corp (b)	3,094	4,734
Lam Research Corp	27,778	2,703,911
Lattice Semiconductor Corp (b)	2,984	146,186
MACOM Technology Solutions Holdings Inc (b)	1,286	184,271
Marvell Technology Inc	18,725	1,449,315
MaxLinear Inc Class A (b)	1,707	24,256
Microchip Technology Inc	11,638	818,966
Micron Technology Inc	24,111	2,971,681
MKS Inc	1,453	144,370
Monolithic Power Systems Inc	1,035	756,978
Navitas Semiconductor Corp Class A (b)(c)	2,751	18,019
NVE Corp	106	7,803
NVIDIA Corp	529,995	83,733,911
ON Semiconductor Corp (b)	9,118	477,874
Onto Innovation Inc (b)	1,068	107,793
PDF Solutions Inc (b)	645	13,790
Penguin Solutions Inc (b)	1,188	23,534
Photronics Inc (b)	1,340	25,232
Power Integrations Inc	1,228	68,645
Qorvo Inc (b)	2,018	171,348
QUALCOMM Inc	23,934	3,811,730
Rambus Inc (b)	2,305	147,566
Rigetti Computing Inc Class A (b)(c)	5,407	64,127
Semtech Corp (b)	1,857	83,825
Silicon Laboratories Inc (b)	701	103,299
SiTime Corp (b)	413	88,002
SkyWater Technology Inc (b)(c)	501	4,930
Skyworks Solutions Inc	3,477	259,106
SolarEdge Technologies Inc (b)(c)	1,295	26,418
Synaptics Inc (b)	842	54,578
Teradyne Inc	3,522	316,698
Texas Instruments Inc	19,700	4,090,115
Ultra Clean Holdings Inc (b)	1,004	22,660
Universal Display Corp	955	147,509
Veeco Instruments Inc (b)	1,251	25,420
		148,076,776
Software - 11.0%
8x8 Inc (b)	2,850	5,586
A10 Networks Inc	1,629	31,521
ACI Worldwide Inc (b)	2,267	104,078
Adeia Inc	2,386	33,738
Adobe Inc (b)	9,420	3,644,410
Agilysys Inc (b)	489	56,059
Alarm.com Holdings Inc (b)	1,073	60,700
Alkami Technology Inc (b)	1,439	43,371
Amplitude Inc Class A (b)	1,787	22,159
ANSYS Inc (b)	1,891	664,157
Appfolio Inc Class A (b)	503	115,831
Appian Corp Class A (b)	916	27,352
AppLovin Corp Class A (b)	4,820	1,687,386
Arteris Inc (b)	541	5,156
Asana Inc Class A (b)	1,861	25,124
Atlassian Corp Class A (b)	3,549	720,766
Aurora Innovation Inc Class A (b)(c)	22,562	118,225
Autodesk Inc (b)	4,651	1,439,810
AvePoint Inc Class A (b)	2,226	42,984
Bentley Systems Inc Class B (c)	3,333	179,882
BILL Holdings Inc (b)	2,028	93,815
Blackbaud Inc (b)	819	52,588
BlackLine Inc (b)(c)	1,118	63,301
Blend Labs Inc Class A (b)	4,415	14,570
Box Inc Class A (b)	3,102	105,995
Braze Inc Class A (b)	1,474	41,419
C3.ai Inc Class A (b)(c)	2,504	61,523
Cadence Design Systems Inc (b)	5,935	1,828,870
Ccc Intelligent Solutions Holdings Inc Class A (b)	10,245	96,405
Cerence Inc (b)	869	8,872
Cipher Mining Inc (b)(c)	5,040	24,091
Cleanspark Inc (b)(c)	5,985	66,015
Clear Secure Inc Class A	2,069	57,435
Clearwater Analytics Holdings Inc Class A (b)	4,625	101,426
Commvault Systems Inc (b)	952	165,962
Confluent Inc Class A (b)	5,583	139,184
Consensus Cloud Solutions Inc (b)	378	8,717
Core Scientific Inc (b)	6,118	104,434
Crowdstrike Holdings Inc Class A (b)	5,331	2,715,132
Daily Journal Corp (b)	22	9,290
Datadog Inc Class A (b)	6,778	910,489
Digimarc Corp (b)(c)	320	4,227
Digital Turbine Inc (b)	2,195	12,951
Docusign Inc (b)	4,372	340,535
Dolby Laboratories Inc Class A	1,324	98,320
Domo Inc Class B (b)	725	10,128
Dropbox Inc Class A (b)	4,668	133,505
Dynatrace Inc (b)	6,477	357,595
E2open Parent Holdings Inc Class A (b)	4,939	15,953
Elastic NV (b)	1,883	158,793
Expensify Inc Class A (b)	1,068	2,765
Fair Isaac Corp (b)	528	965,163
Five9 Inc (b)(c)	1,635	43,295
Fortinet Inc (b)	13,767	1,455,447
Freshworks Inc Class A (b)	4,132	61,608
Gen Digital Inc	11,731	344,891
Gitlab Inc Class A (b)(c)	2,658	119,902
Guidewire Software Inc (b)	1,807	425,458
HubSpot Inc (b)	1,128	627,879
I3 Verticals Inc Class A (b)(c)	492	13,520
Informatica Inc Class A (b)	1,826	44,463
Intapp Inc (b)	1,162	59,982
InterDigital Inc (c)	555	124,448
Intuit Inc	6,058	4,771,463
Jamf Holding Corp (b)	1,338	12,724
Klaviyo Inc Class A (b)	1,728	58,026
LiveRamp Holdings Inc (b)	1,422	46,983
Manhattan Associates Inc (b)	1,323	261,253
MARA Holdings Inc (b)(c)	7,344	115,154
Meridianlink Inc (b)	605	9,819
Microsoft Corp	160,881	80,023,818
MicroStrategy Inc Class A (b)	5,158	2,085,018
Mitek Systems Inc (b)	955	9,455
N-able Inc/US (b)	1,451	11,753
nCino Inc (b)(c)	1,999	55,912
NCR Voyix Corp (b)	3,197	37,501
NextNav Inc Class A (b)	1,390	21,128
Nutanix Inc Class A (b)	5,391	412,088
Olo Inc Class A (b)	2,504	22,286
OneSpan Inc	770	12,851
Onestream Inc Class A (c)	1,101	31,158
Ooma Inc (b)	505	6,515
Oracle Corp	35,107	7,675,443
PagerDuty Inc (b)	1,906	29,124
Palantir Technologies Inc Class A (b)	44,360	6,047,155
Palo Alto Networks Inc (b)	14,329	2,932,287
Pegasystems Inc	1,933	104,633
Porch Group Inc (b)	2,101	24,771
Procore Technologies Inc (b)	2,316	158,461
Progress Software Corp	933	59,563
PROS Holdings Inc (b)	912	14,282
PTC Inc (b)	2,602	448,429
Q2 Holdings Inc (b)	1,313	122,884
Qualys Inc (b)	791	113,010
Rapid7 Inc (b)	1,393	32,220
Red Violet Inc	240	11,808
Rekor Systems Inc (b)	2,820	3,270
RingCentral Inc Class A (b)	1,743	49,414
Riot Platforms Inc (b)(c)	6,457	72,964
Roper Technologies Inc	2,320	1,315,069
Rubrik Inc Class A (b)	1,884	168,788
Salesforce Inc	20,710	5,647,410
Samsara Inc Class A (b)	5,480	217,994
SEMrush Holdings Inc Class A (b)	685	6,199
SentinelOne Inc Class A (b)	6,383	116,681
Servicenow Inc (b)	4,458	4,583,181
SoundHound AI Inc Class A (b)(c)	7,805	83,748
Sprinklr Inc Class A (b)	2,320	19,627
Sprout Social Inc Class A (b)	1,127	23,566
SPS Commerce Inc (b)	821	111,730
Synopsys Inc (b)	3,345	1,714,915
Telos Corp (b)	1,306	4,139
Tenable Holdings Inc (b)	2,584	87,288
Teradata Corp (b)	2,090	46,628
Terawulf Inc (b)(c)	6,712	29,399
Tyler Technologies Inc (b)	926	548,970
UiPath Inc Class A (b)	9,197	117,722
Unity Software Inc (b)	6,363	153,985
Varonis Systems Inc (b)	2,432	123,424
Verint Systems Inc (b)	1,386	27,263
Veritone Inc (b)(c)	797	1,003
Vertex Inc Class A (b)	1,104	39,010
Viant Technology Inc Class A (b)	339	4,485
Weave Communications Inc (b)	938	7,804
Workday Inc Class A (b)	4,631	1,111,440
Workiva Inc Class A (b)	1,113	76,185
Xperi Inc (b)	925	7,317
Yext Inc (b)	2,443	20,766
Zeta Global Holdings Corp Class A (b)	4,590	71,099
Zoom Communications Inc Class A (b)	5,669	442,069
Zscaler Inc (b)	2,058	646,089
		144,598,272
Technology Hardware, Storage & Peripherals - 5.4%
Apple Inc	325,097	66,700,152
CompoSecure Inc Class A (b)(c)	810	11,413
Corsair Gaming Inc (b)	992	9,355
Dell Technologies Inc Class C	6,750	827,550
Diebold Nixdorf Inc (b)	811	44,929
Eastman Kodak Co (b)(c)	1,568	8,859
Hewlett Packard Enterprise Co	28,418	581,148
HP Inc	20,296	496,440
Immersion Corp	746	5,878
IonQ Inc (b)(c)	4,261	183,095
NetApp Inc	4,399	468,713
Pure Storage Inc Class A (b)	6,709	386,304
Sandisk Corp/DE	2,493	113,058
Seagate Technology Holdings PLC	4,581	661,176
Super Micro Computer Inc (b)(c)	10,898	534,111
Turtle Beach Corp (b)(c)	352	4,868
Western Digital Corp	7,525	481,525
Xerox Holdings Corp (c)	2,584	13,618
		71,532,192
TOTAL INFORMATION TECHNOLOGY		398,939,597

Materials - 2.1%
Chemicals - 1.2%
AdvanSix Inc	559	13,276
Air Products and Chemicals Inc	4,814	1,357,837
Albemarle Corp (c)	2,545	159,495
American Vanguard Corp (b)	468	1,835
Arq Inc (b)	671	3,603
Ashland Inc	1,019	51,235
ASP Isotopes Inc (b)(c)	1,177	8,663
Aspen Aerogels Inc (b)	1,384	8,193
Avient Corp	1,974	63,780
Axalta Coating Systems Ltd (b)	4,714	139,959
Balchem Corp	703	111,918
Cabot Corp	1,172	87,900
Celanese Corp	2,367	130,966
CF Industries Holdings Inc	3,765	346,380
Chemours Co/The	3,208	36,732
Corteva Inc	14,834	1,105,578
Danimer Scientific Inc warrants 7/15/2025 (b)	461	0
Dow Inc	15,248	403,767
DuPont de Nemours Inc	9,046	620,465
Eastman Chemical Co	2,493	186,127
Ecolab Inc	5,453	1,469,256
Ecovyst Inc (b)	2,391	19,678
Element Solutions Inc	4,817	109,105
FMC Corp	2,703	112,850
Ginkgo Bioworks Holdings Inc Class A (b)(c)	925	10,406
Hawkins Inc	418	59,398
HB Fuller Co	1,180	70,977
Huntsman Corp	3,524	36,720
Ingevity Corp (b)	781	33,653
Innospec Inc	545	45,829
International Flavors & Fragrances Inc	5,532	406,879
Intrepid Potash Inc (b)	187	6,682
Koppers Holdings Inc	461	14,821
Kronos Worldwide Inc	459	2,846
Linde PLC	10,304	4,834,432
LSB Industries Inc (b)	1,103	8,603
LyondellBasell Industries NV Class A1	5,620	325,173
Mativ Holdings Inc	1,070	7,297
Minerals Technologies Inc	688	37,888
Mosaic Co/The	6,873	250,727
NewMarket Corp	165	113,992
Olin Corp	2,504	50,305
Origin Materials Inc Class A (b)	2,094	1,012
Perimeter Solutions Inc	3,010	41,899
PPG Industries Inc	5,020	571,025
PureCycle Technologies Inc (b)(c)	3,266	44,744
Quaker Chemical Corp (c)	301	33,694
Rayonier Advanced Materials Inc (b)	1,340	5,159
RPM International Inc	2,782	305,575
Scotts Miracle-Gro Co/The	932	61,475
Sensient Technologies Corp	915	90,146
Sherwin-Williams Co/The	5,014	1,721,608
Stepan Co	466	25,434
Trinseo PLC (c)	793	2,474
Tronox Holdings PLC	2,600	13,182
Westlake Corp	723	54,897
		15,837,550
Construction Materials - 0.2%
CRH PLC	14,700	1,349,460
Eagle Materials Inc	719	145,317
Knife River Corp (b)	1,223	99,846
Martin Marietta Materials Inc	1,321	725,176
United States Lime & Minerals Inc	235	23,453
Vulcan Materials Co	2,855	744,641
		3,087,893
Containers & Packaging - 0.3%
Amcor PLC	31,280	287,463
AptarGroup Inc	1,439	225,103
Ardagh Metal Packaging SA	3,041	13,015
Avery Dennison Corp	1,739	305,142
Ball Corp	6,457	362,173
Crown Holdings Inc	2,531	260,642
Graphic Packaging Holding CO	6,492	136,786
Greif Inc Class A	567	36,849
International Paper Co	11,410	534,331
Myers Industries Inc	840	12,172
O-I Glass Inc (b)	3,322	48,966
Packaging Corp of America	1,930	363,709
Ranpak Holdings Corp Class A (b)	939	3,352
Sealed Air Corp	3,147	97,651
Silgan Holdings Inc	1,767	95,736
Smurfit WestRock PLC	10,701	461,749
Sonoco Products Co	2,127	92,652
TriMas Corp	806	23,060
		3,360,551
Metals & Mining - 0.4%
Alcoa Corp	5,584	164,784
Alpha Metallurgical Resources Inc (b)	239	26,883
Carpenter Technology Corp	1,080	298,490
Century Aluminum Co (b)	1,138	20,507
Cleveland-Cliffs Inc (b)	10,464	79,526
Coeur Mining Inc (b)	13,815	122,401
Commercial Metals Co	2,451	119,878
Compass Minerals International Inc (b)	746	14,987
Contango ORE Inc (b)	209	4,071
Freeport-McMoRan Inc	31,095	1,347,968
Hecla Mining Co	13,654	81,787
Idaho Strategic Resources Inc (b)(c)	246	3,218
Ivanhoe Electric Inc / US (b)(c)	1,962	17,795
Kaiser Aluminum Corp	354	28,285
Materion Corp	444	35,240
Mesabi Trust	279	6,685
Metallus Inc (b)	859	13,237
MP Materials Corp (b)(c)	2,634	87,633
Newmont Corp	24,636	1,435,294
Nucor Corp	5,079	657,934
Olympic Steel Inc	224	7,300
Piedmont Lithium Inc (b)(c)	326	1,897
Radius Recycling Inc Class A	591	17,547
Ramaco Resources Inc Class A	522	6,859
Ramaco Resources Inc Class B	4	32
Reliance Inc	1,170	367,263
Royal Gold Inc	1,422	252,888
Ryerson Holding Corp	617	13,309
Steel Dynamics Inc	3,061	391,839
SunCoke Energy Inc	1,893	16,261
Warrior Met Coal Inc (c)	1,142	52,338
Worthington Steel Inc	753	22,462
		5,716,598
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	387	10,542
Louisiana-Pacific Corp	1,351	116,173
Sylvamo Corp	734	36,773
		163,488
TOTAL MATERIALS		28,166,080

Real Estate - 2.4%
Diversified REITs - 0.0%
Alexander & Baldwin Inc	1,607	28,653
Alpine Income Property Trust Inc	268	3,941
American Assets Trust Inc	1,010	19,948
Armada Hoffler Properties Inc Class A	1,880	12,916
Broadstone Net Lease Inc Class A	4,157	66,720
CTO Realty Growth Inc	624	10,770
Essential Properties Realty Trust Inc	4,066	129,746
Gladstone Commercial Corp	993	14,230
Global Net Lease Inc	4,342	32,782
One Liberty Properties Inc	348	8,303
WP Carey Inc	4,744	295,931
		623,940
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	3,340	242,584
American Healthcare REIT Inc	3,310	121,609
CareTrust REIT Inc	4,067	124,450
Community Healthcare Trust Inc	544	9,047
Diversified Healthcare Trust	5,019	17,968
Global Medical REIT Inc	1,451	10,055
Healthcare Realty Trust Inc	7,692	121,995
Healthpeak Properties Inc	15,174	265,697
LTC Properties Inc	992	34,333
Medical Properties Trust Inc (c)	12,997	56,017
National Health Investors Inc	984	68,998
Omega Healthcare Investors Inc	6,109	223,895
Sabra Health Care REIT Inc	5,128	94,560
Sila Realty Trust Inc (c)	1,197	28,333
Universal Health Realty Income Trust	274	10,952
Ventas Inc	9,463	597,589
Welltower Inc	13,185	2,026,931
		4,055,013
Hotel & Resort REITs - 0.0%
Apple Hospitality REIT Inc	4,848	56,576
Chatham Lodging Trust	1,072	7,472
DiamondRock Hospitality Co	4,543	34,799
Host Hotels & Resorts Inc	15,145	232,627
Park Hotels & Resorts Inc (c)	4,569	46,741
Pebblebrook Hotel Trust	2,513	25,105
RLJ Lodging Trust (c)	3,259	23,726
Ryman Hospitality Properties Inc	1,297	127,975
Service Properties Trust	3,867	9,242
Summit Hotel Properties Inc	2,253	11,468
Sunstone Hotel Investors Inc	4,311	37,419
Xenia Hotels & Resorts Inc	2,194	27,579
		640,729
Industrial REITs - 0.2%
Americold Realty Trust Inc	5,669	94,275
EastGroup Properties Inc	1,125	188,010
First Industrial Realty Trust Inc	2,864	137,844
Lineage Inc (c)	1,288	56,054
LXP Industrial Trust	6,525	53,897
Plymouth Industrial REIT Inc	909	14,599
Prologis Inc	20,062	2,108,918
Rexford Industrial Realty Inc	4,932	175,431
STAG Industrial Inc Class A	4,043	146,680
Terreno Realty Corp	2,162	121,223
		3,096,931
Office REITs - 0.1%
Brandywine Realty Trust	3,884	16,662
BXP Inc	3,153	212,733
COPT Defense Properties	2,431	67,047
Cousins Properties Inc	3,630	109,009
Douglas Emmett Inc	3,681	55,362
Easterly Government Properties Inc	905	20,091
Empire State Realty Trust Inc Class A	3,047	24,650
Highwoods Properties Inc	2,330	72,440
Hudson Pacific Properties Inc (b)	2,798	7,667
JBG SMITH Properties (c)	1,865	32,265
Kilroy Realty Corp	2,301	78,947
NET Lease Office Properties (b)	306	9,960
Orion Properties Inc	1,152	2,453
Paramount Group Inc (b)	4,058	24,754
Peakstone Realty Trust	796	10,515
Piedmont Realty Trust Inc Class A1	2,802	20,427
Postal Realty Trust Inc Class A	523	7,704
SL Green Realty Corp	1,513	93,655
Vornado Realty Trust	3,593	137,396
		1,003,737
Real Estate Management & Development - 0.2%
Anywhere Real Estate Inc (b)	2,327	8,424
CBRE Group Inc Class A (b)	6,393	895,787
Compass Inc Class A (b)	9,043	56,790
CoStar Group Inc (b)	9,118	733,087
Cushman & Wakefield PLC (b)	4,986	55,195
Douglas Elliman Inc (b)	1,663	3,858
eXp World Holdings Inc (c)	1,885	17,154
Forestar Group Inc (b)	383	7,660
Howard Hughes Holdings Inc (b)	649	43,808
Jones Lang LaSalle Inc (b)	1,026	262,430
Kennedy-Wilson Holdings Inc	2,614	17,775
Marcus & Millichap Inc	500	15,355
Newmark Group Inc Class A	3,021	36,705
Opendoor Technologies Inc Class A (b)(c)	14,313	7,629
RE/MAX Holdings Inc Class A (b)	418	3,419
RMR Group Inc/The Class A	430	7,031
Seaport Entertainment Group Inc (c)	173	3,226
St Joe Co/The	827	39,448
Tejon Ranch Co (b)	522	8,853
Zillow Group Inc Class A (b)	1,336	91,503
Zillow Group Inc Class C (b)	3,308	231,725
		2,546,862
Residential REITs - 0.3%
American Homes 4 Rent Class A	6,868	247,729
Apartment Investment and Management Co Class A	2,780	24,047
AvalonBay Communities Inc	3,074	625,560
Camden Property Trust	2,309	260,201
Centerspace	373	22,451
Elme Communities	1,957	31,116
Equity LifeStyle Properties Inc	4,137	255,129
Equity Residential	7,395	499,089
Essex Property Trust Inc	1,391	394,209
Independence Realty Trust Inc	4,993	88,326
Invitation Homes Inc	12,330	404,424
Mid-America Apartment Communities Inc	2,530	374,465
NexPoint Residential Trust Inc	498	16,593
Sun Communities Inc	2,592	327,862
UDR Inc	6,521	266,252
UMH Properties Inc	1,632	27,401
Veris Residential Inc	1,773	26,400
		3,891,254
Retail REITs - 0.3%
Acadia Realty Trust	2,588	48,059
Agree Realty Corp (c)	2,318	169,353
Alexander's Inc	50	11,266
Brixmor Property Group Inc	6,624	172,489
CBL & Associates Properties Inc	298	7,566
Curbline Properties Corp	2,044	46,665
Federal Realty Investment Trust	1,671	158,728
FrontView REIT Inc	304	3,648
Getty Realty Corp (c)	1,098	30,349
InvenTrust Properties Corp	1,679	46,005
Kimco Realty Corp	14,719	309,393
Kite Realty Group Trust	4,780	108,267
Macerich Co/The	5,374	86,951
NETSTREIT Corp (c)	1,808	30,609
NNN REIT Inc	4,069	175,699
Phillips Edison & Co Inc	2,710	94,931
Realty Income Corp	18,962	1,092,402
Regency Centers Corp	3,536	251,869
Saul Centers Inc	269	9,184
Simon Property Group Inc	6,637	1,066,965
SITE Centers Corp	1,007	11,389
Tanger Inc	2,392	73,147
Urban Edge Properties	2,705	50,475
Whitestone REIT	986	12,305
		4,067,714
Specialized REITs - 1.0%
American Tower Corp	10,112	2,234,955
Crown Castle Inc	9,402	965,867
CubeSmart	4,904	208,420
Digital Realty Trust Inc	6,848	1,193,812
EPR Properties	1,641	95,605
Equinix Inc	2,106	1,675,260
Extra Space Storage Inc	4,591	676,897
Farmland Partners Inc	919	10,578
Four Corners Property Trust Inc	2,206	59,363
Gaming and Leisure Properties Inc	5,950	277,746
Gladstone Land Corp	749	7,617
Iron Mountain Inc	6,357	652,037
Lamar Advertising Co Class A	1,905	231,191
Millrose Properties Inc Class A	2,600	74,126
National Storage Affiliates Trust	1,519	48,593
Outfront Media Inc	2,977	48,585
PotlatchDeltic Corp	1,574	60,394
Public Storage Operating Co	3,412	1,001,149
Rayonier Inc	3,086	68,447
Safehold Inc	1,017	15,825
SBA Communications Corp Class A	2,325	546,003
Uniti Group Inc (b)	5,402	23,337
VICI Properties Inc	22,830	744,258
Weyerhaeuser Co	15,706	403,487
		11,323,552
TOTAL REAL ESTATE		31,249,732

Utilities - 2.3%
Electric Utilities - 1.4%
ALLETE Inc	1,249	80,023
Alliant Energy Corp	5,552	335,729
American Electric Power Co Inc	11,541	1,197,494
Constellation Energy Corp	6,770	2,185,085
Duke Energy Corp	16,798	1,982,164
Edison International	8,383	432,563
Entergy Corp	9,277	771,104
Evergy Inc	4,977	343,065
Eversource Energy	7,943	505,334
Exelon Corp	21,751	944,428
FirstEnergy Corp	11,102	446,967
Hawaiian Electric Industries Inc (b)(c)	3,739	39,746
IDACORP Inc	1,152	132,998
MGE Energy Inc	782	69,160
NextEra Energy Inc	44,506	3,089,608
NRG Energy Inc	4,383	703,822
OGE Energy Corp	4,350	193,053
Oklo Inc Class A (b)(c)	1,559	87,288
Otter Tail Corp	905	69,766
PG&E Corp	47,464	661,648
Pinnacle West Capital Corp	2,460	220,096
Portland General Electric Co	2,371	96,334
PPL Corp	15,973	541,325
Southern Co/The	23,717	2,177,932
TXNM Energy Inc	1,947	109,655
Xcel Energy Inc	12,425	846,143
		18,262,530
Gas Utilities - 0.1%
Atmos Energy Corp	3,433	529,061
Chesapeake Utilities Corp	495	59,509
MDU Resources Group Inc	4,398	73,315
National Fuel Gas Co	1,961	166,116
New Jersey Resources Corp	2,172	97,349
Northwest Natural Holding Co	859	34,119
ONE Gas Inc	1,226	88,100
Southwest Gas Holdings Inc	1,308	97,302
Spire Inc	1,263	92,186
UGI Corp	4,648	169,280
		1,406,337
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	15,395	161,955
Clearway Energy Inc Class A	933	28,233
Clearway Energy Inc Class C	1,624	51,968
Hallador Energy Co (b)	692	10,954
Ormat Technologies Inc	1,243	104,114
Talen Energy Corp (b)	994	289,025
Vistra Corp	7,363	1,427,023
		2,073,272
Multi-Utilities - 0.5%
Ameren Corp	5,836	560,489
Avista Corp	1,733	65,767
Black Hills Corp	1,549	86,899
CenterPoint Energy Inc	14,090	517,667
CMS Energy Corp	6,459	447,480
Consolidated Edison Inc	7,498	752,424
Dominion Energy Inc	18,186	1,027,873
DTE Energy Co	4,483	593,818
NiSource Inc	10,166	410,096
Northwestern Energy Group Inc	1,327	68,075
Public Service Enterprise Group Inc	10,782	907,629
Sempra	13,710	1,038,807
Unitil Corp	342	17,835
WEC Energy Group Inc	6,873	716,167
		7,211,026
Water Utilities - 0.1%
American States Water Co	828	63,474
American Water Works Co Inc	4,213	586,071
Cadiz Inc (b)	1,035	3,095
California Water Service Group	1,306	59,397
Consolidated Water Co Ltd	320	9,606
Essential Utilities Inc	5,467	203,044
H2O America	650	33,781
Middlesex Water Co	394	21,347
York Water Co/The	325	10,270
		990,085
TOTAL UTILITIES		29,943,250

TOTAL UNITED STATES		1,282,441,142
TOTAL COMMON STOCKS (Cost $840,633,305)		1,293,166,035

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (g) (Cost $1,602,381)	4.25	1,612,000	1,602,138

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.32	874	874
Fidelity Securities Lending Cash Central Fund (h)(i)	4.32	10,610,194	10,611,255
TOTAL MONEY MARKET FUNDS (Cost $10,612,129)			10,612,129

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $852,847,815)	1,305,380,302
NET OTHER ASSETS (LIABILITIES) - 1.2%	15,425,204
NET ASSETS - 100.0%	1,320,805,506

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Russell 2000 Index Contracts (United States)	24	Sep 2025	2,630,040	62,452	62,452
CME S&P 400 Midcap Index Contracts (United States)	4	Sep 2025	1,250,200	26,246	26,246
CME S&P 500 Index Contracts (United States)	74	Sep 2025	23,138,875	677,586	677,586

TOTAL FUTURES CONTRACTS					766,284
The notional amount of futures purchased as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $16,909 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,602,138.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,797,261	161,024,149	184,820,536	551,112	-	-	874	874	0.0%
Fidelity Securities Lending Cash Central Fund	10,316,295	23,346,020	23,051,060	29,486	-	-	10,611,255	10,610,194	0.0%
Total	34,113,556	184,370,169	207,871,596	580,598	-	-	10,612,129

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	118,623,034	118,623,034	-	-
Consumer Discretionary	135,124,936	135,124,936	-	-
Consumer Staples	67,344,287	67,344,287	-	-
Energy	39,986,757	39,986,757	-	-
Financials	186,867,831	186,867,831	-	-
Health Care	123,119,555	123,118,935	-	620
Industrials	126,537,355	126,537,355	-	-
Information Technology	405,755,328	405,755,328	-	-
Materials	28,613,970	28,613,970	-	-
Real Estate	31,249,732	31,249,732	-	-
Utilities	29,943,250	29,943,250	-	-

U.S. Treasury Obligations	1,602,138	-	1,602,138	-

Money Market Funds	10,612,129	10,612,129	-	-
Total Investments in Securities:	1,305,380,302	1,303,777,544	1,602,138	620
Derivative Instruments:

Assets
Futures Contracts	766,284	766,284	-	-
Total Assets	766,284	766,284	-	-
Total Derivative Instruments:	766,284	766,284	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	766,284	0
Total Equity Risk	766,284	0
Total Value of Derivatives	766,284	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP Total Market Index Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,393,606) - See accompanying schedule:
Unaffiliated issuers (cost $842,235,686)	$1,294,768,173
Fidelity Central Funds (cost $10,612,129)	10,612,129

Total Investment in Securities (cost $852,847,815)		$1,305,380,302
Segregated cash with brokers for derivative instruments		247,294
Cash		5,930
Foreign currency held at value (cost $97)		97
Receivable for investments sold		35,113,303
Receivable for fund shares sold		924,650
Dividends receivable		710,383
Distributions receivable from Fidelity Central Funds		90,915
Receivable for daily variation margin on futures contracts		113,881
Other receivables		1,449
Total assets		1,342,588,204
Liabilities
Payable for fund shares redeemed	$303,506
Accrued management fee	120,638
Distribution and service plan fees payable	22,906
Notes payable to affiliates	10,723,000
Other payables and accrued expenses	1,374
Collateral on securities loaned	10,611,274
Total liabilities		21,782,698
Net Assets		$1,320,805,506
Net Assets consist of:
Paid in capital		$880,256,888
Total accumulated earnings (loss)		440,548,618
Net Assets		$1,320,805,506

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($1,198,720,152 ÷ 53,924,763 shares)		$22.23
Service Class :
Net Asset Value, offering price and redemption price per share ($13,717,129 ÷ 618,326 shares)		$22.18
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($108,368,225 ÷ 4,901,223 shares)		$22.11
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$7,880,139
Interest		37,162
Income from Fidelity Central Funds (including $29,486 from security lending)		580,598
Total income		8,497,899
Expenses
Management fee	$671,457
Distribution and service plan fees	131,142
Independent trustees' fees and expenses	2,261
Interest	1,373
Miscellaneous	4,177
Total expenses before reductions	810,410
Expense reductions	(339)
Total expenses after reductions		810,071
Net Investment income (loss)		7,687,828
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,357,474)
Foreign currency transactions	(6)
Futures contracts	(1,473,769)
Total net realized gain (loss)		(7,831,249)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	73,164,871
Futures contracts	1,042,095
Total change in net unrealized appreciation (depreciation)		74,206,966
Net gain (loss)		66,375,717
Net increase (decrease) in net assets resulting from operations		$74,063,545
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,687,828	$13,258,784
Net realized gain (loss)	(7,831,249)	2,354,473
Change in net unrealized appreciation (depreciation)	74,206,966	195,326,320
Net increase (decrease) in net assets resulting from operations	74,063,545	210,939,577
Distributions to shareholders	(2,777,417)	(13,954,136)

Share transactions - net increase (decrease)	60,401,017	155,393,473
Total increase (decrease) in net assets	131,687,145	352,378,914

Net Assets
Beginning of period	1,189,118,361	836,739,447
End of period	$1,320,805,506	$1,189,118,361

Financial Highlights
VIP Total Market Index Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.08	$17.26	$13.83	$17.40	$14.07	$11.86
Income from Investment Operations
Net investment income (loss) A,B	.13	.26	.24	.22	.19	.19
Net realized and unrealized gain (loss)	1.07	3.83	3.36	(3.56)	3.41	2.21
Total from investment operations	1.20	4.09	3.60	(3.34)	3.60	2.40
Distributions from net investment income	(.05)	(.27)	(.17)	(.20)	(.17)	(.18)
Distributions from net realized gain	-	-	-	(.03)	(.11)	(.02)
Total distributions	(.05)	(.27)	(.17)	(.23)	(.27) C	(.19) C
Net asset value, end of period	$22.23	$21.08	$17.26	$13.83	$17.40	$14.07
Total Return D,E,F	5.69%	23.69%	26.07%	(19.22)%	25.69%	20.30%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.11% I	.11%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.11 % I	.11%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.11% I	.11%	.12%	.12%	.12%	.12%
Net investment income (loss)	1.28% I	1.32%	1.58%	1.45%	1.18%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$1,198,720	$1,087,744	$778,339	$548,368	$569,470	$259,544
Portfolio turnover rate J	10 % I	2%	2%	6%	3%	9%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Total Market Index Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.04	$17.23	$13.82	$17.40	$14.07	$11.86
Income from Investment Operations
Net investment income (loss) A,B	.12	.24	.23	.20	.17	.17
Net realized and unrealized gain (loss)	1.07	3.82	3.35	(3.56)	3.41	2.22
Total from investment operations	1.19	4.06	3.58	(3.36)	3.58	2.39
Distributions from net investment income	(.05)	(.25)	(.17)	(.19)	(.15)	(.17)
Distributions from net realized gain	-	-	-	(.03)	(.11)	(.02)
Total distributions	(.05)	(.25)	(.17)	(.22)	(.25) C	(.18) C
Net asset value, end of period	$22.18	$21.04	$17.23	$13.82	$17.40	$14.07
Total Return D,E,F	5.64%	23.58%	25.94%	(19.33)%	25.55%	20.20%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.21% I	.21%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.21 % I	.21%	.22%	.22%	.22%	.22%
Expenses net of all reductions, if any	.21% I	.21%	.22%	.22%	.22%	.22%
Net investment income (loss)	1.18% I	1.22%	1.48%	1.35%	1.08%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$13,717	$5,360	$3,865	$493	$414	$347
Portfolio turnover rate J	10 % I	2%	2%	6%	3%	9%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Total Market Index Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.98	$17.19	$13.79	$17.36	$14.05	$11.86
Income from Investment Operations
Net investment income (loss) A,B	.11	.21	.21	.17	.15	.16
Net realized and unrealized gain (loss)	1.06	3.81	3.33	(3.54)	3.41	2.21
Total from investment operations	1.17	4.02	3.54	(3.37)	3.56	2.37
Distributions from net investment income	(.04)	(.23)	(.14)	(.18)	(.14)	(.16)
Distributions from net realized gain	-	-	-	(.03)	(.11)	(.02)
Total distributions	(.04)	(.23)	(.14)	(.20) C	(.25)	(.18)
Net asset value, end of period	$22.11	$20.98	$17.19	$13.79	$17.36	$14.05
Total Return D,E,F	5.58%	23.38%	25.71%	(19.41)%	25.38%	19.98%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.36% I	.36%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.36 % I	.36%	.37%	.37%	.37%	.37%
Expenses net of all reductions, if any	.36% I	.36%	.37%	.37%	.37%	.37%
Net investment income (loss)	1.03% I	1.07%	1.33%	1.20%	.93%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$108,368	$96,014	$54,535	$31,370	$13,135	$4,116
Portfolio turnover rate J	10 % I	2%	2%	6%	3%	9%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Extended Market Index Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.1%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	5,520	112,553
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A (b)	8,309	83,173
Liberty Global Ltd Class C (b)	8,792	90,646

TOTAL BELGIUM		173,819
BERMUDA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	3,150	25,988
Financials - 0.2%
Insurance - 0.2%
RenaissanceRe Holdings Ltd	2,596	630,568
TOTAL BERMUDA		656,556
CANADA - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	4,821	27,962
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	1,340	55,905
Information Technology - 0.1%
Software - 0.1%
D-Wave Quantum Inc (b)(c)	11,053	161,816
Hut 8 Corp (United States) (b)(c)	4,294	79,868
		241,684
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Mining Inc (b)(c)	2,455	23,592
TOTAL CANADA		349,143
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	9,004	32,054
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	3,114	32,666
Paper & Forest Products - 0.0%
Mercer International Inc	2,139	7,486
TOTAL GERMANY		40,152
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	24,596	42,305
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	1,346	26,624
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	2,142	20,563
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	1,866	11,327
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	821	38,587
TOTAL IRELAND		70,477
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	5,189	93,298
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)	6,893	235,672
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	2,105	82,369
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	2,675	37,290
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	1,002	16,793
PUERTO RICO - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	3,801	23,186
Liberty Latin America Ltd Class C (b)	4,859	30,223
		53,409
Financials - 0.3%
Banks - 0.3%
First BanCorp/Puerto Rico	8,594	179,013
Ofg Bancorp	2,428	103,918
Popular Inc	3,689	406,565
		689,496
Financial Services - 0.0%
EVERTEC Inc	3,356	120,984
TOTAL FINANCIALS		810,480

TOTAL PUERTO RICO		863,889
SINGAPORE - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	2,847	98,506
SWEDEN - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Autoliv Inc	3,768	421,640
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	4,919	100,298
TOTAL SWEDEN		521,938
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	6,421	67,485
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	4,533	220,485
TOTAL SWITZERLAND		287,970
THAILAND - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	817	19,706
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Fabrinet (b)	1,898	559,303
TOTAL THAILAND		579,009
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Soho House & Co Inc Class A (b)(c)	1,730	12,715
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	22,413	771,904
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	1,533	18,672
Materials - 0.4%
Metals & Mining - 0.4%
Anglogold Ashanti Plc	22,567	1,028,378
TOTAL UNITED KINGDOM		1,831,669
UNITED STATES - 94.2%
Communication Services - 3.5%
Diversified Telecommunication Services - 0.5%
Anterix Inc (b)	1,029	26,394
AST SpaceMobile Inc Class A (b)(c)	8,454	395,055
Atn International Inc	506	8,223
Bandwidth Inc Class A (b)	1,419	22,562
Cogent Communications Holdings Inc	2,240	107,990
Frontier Communications Parent Inc (b)	11,615	422,787
Globalstar Inc (b)	2,704	63,679
IDT Corp Class B	1,069	73,034
Iridium Communications Inc	5,751	173,508
Lumen Technologies Inc (b)	53,514	234,391
Shenandoah Telecommunications Co	2,478	33,849
		1,561,472
Entertainment - 0.7%
AMC Entertainment Holdings Inc Class A (b)(c)	20,204	62,632
Atlanta Braves Holdings Inc Class A (b)(c)	719	35,382
Atlanta Braves Holdings Inc Class C (b)	1,809	84,607
Cinemark Holdings Inc (c)	5,619	169,581
Eventbrite Inc Class A (b)	3,651	9,602
Lionsgate Studios Corp	486	2,824
Madison Square Garden Entertainment Corp Class A (b)	2,191	87,574
Madison Square Garden Sports Corp Class A (b)	877	183,249
Marcus Corp/The	1,270	21,412
Roku Inc Class A (b)	6,789	596,686
Sphere Entertainment Co Class A (b)(c)	1,443	60,317
Starz Entertainment Corp	646	10,381
TKO Group Holdings Inc Class A	3,508	638,282
Vivid Seats Inc Class A (b)(c)	4,533	7,661
Warner Music Group Corp Class A	7,631	207,868
		2,178,058
Interactive Media & Services - 0.9%
Angi Inc Class A (b)	2,322	35,434
Bumble Inc Class A (b)	4,415	29,095
Cargurus Inc Class A (b)	4,642	155,368
Cars.com Inc (b)	3,030	35,906
EverQuote Inc Class A (b)	1,367	33,054
fuboTV Inc (b)(c)	17,793	68,681
IAC Inc Class A (b)	3,740	139,652
Match Group Inc	13,233	408,767
MediaAlpha Inc Class A (b)	1,836	20,103
Nextdoor Holdings Inc Class A (b)	9,544	15,842
QuinStreet Inc (b)	3,015	48,542
Reddit Inc Class A (b)	5,626	847,107
Rumble Inc Class A (b)(c)	6,251	56,134
Shutterstock Inc	1,358	25,748
Snap Inc Class A (b)	57,037	495,652
Teads Holding Co (b)	1,853	4,594
TripAdvisor Inc Class A	5,695	74,320
Trump Media & Technology Group Corp (b)(c)	4,900	88,396
Vimeo Inc Class A (b)	8,154	32,942
Yelp Inc Class A (b)	3,476	119,123
Ziff Davis Inc (b)	2,217	67,109
ZipRecruiter Inc Class A (b)(c)	4,053	20,305
ZoomInfo Technologies Inc (b)	14,357	145,293
		2,967,167
Media - 1.4%
Altice USA Inc Class A (b)	13,130	28,098
AMC Networks Inc Class A (b)	1,575	9,875
Boston Omaha Corp (b)	1,104	15,500
Cable One Inc (c)	256	34,767
Cardlytics Inc (b)(c)	2,432	4,001
Clear Channel Outdoor Holdings Inc (b)	15,739	18,415
DoubleVerify Holdings Inc (b)	7,429	111,212
EchoStar Corp Class A (b)	6,402	177,335
EW Scripps Co/The Class A (b)	2,934	8,626
Gannett Co Inc (b)	5,863	20,990
Gray Media Inc	4,293	19,447
Ibotta Inc Class A (b)	334	12,224
iHeartMedia Inc Class A (b)	5,550	9,768
Integral Ad Science Holding Corp (b)	3,918	32,559
Interpublic Group of Cos Inc/The	19,658	481,228
John Wiley & Sons Inc Class A	2,202	98,275
Liberty Broadband Corp Class A (b)	1,022	99,972
Liberty Broadband Corp Class C (b)	5,757	566,374
Magnite Inc (b)	6,663	160,712
National CineMedia Inc (c)	5,218	25,281
New York Times Co/The Class A	8,597	481,260
News Corp Class A	19,892	591,191
News Corp Class B (c)	5,872	201,469
Nexstar Media Group Inc	1,537	265,824
Paramount Global Class B (c)	31,386	404,879
PubMatic Inc Class A (b)	2,142	26,646
Scholastic Corp	1,386	29,078
Sinclair Inc Class A	2,044	28,248
Sirius XM Holdings Inc (c)	11,624	267,003
Stagwell Inc Class A (b)	5,321	23,945
TechTarget Inc	1,258	9,775
TEGNA Inc	8,480	142,125
Thryv Holdings Inc (b)	2,103	25,572
WideOpenWest Inc (b)	2,230	9,054
		4,440,728
Wireless Telecommunication Services - 0.0%
Gogo Inc (b)(c)	3,137	46,051
NII Holdings Inc (b)(d)	1,280	0
Spok Holdings Inc	1,174	20,756
Telephone and Data Systems Inc	5,141	182,917
United States Cellular Corp (b)	742	47,466
		297,190
TOTAL COMMUNICATION SERVICES		11,444,615

Consumer Discretionary - 11.6%
Automobile Components - 0.8%
Adient PLC (b)	4,446	86,519
American Axle & Manufacturing Holdings Inc (b)	6,416	26,177
BorgWarner Inc	11,507	385,254
Cooper-Standard Holdings Inc (b)	973	20,920
Dana Inc	6,813	116,843
Dorman Products Inc (b)	1,429	175,295
Fox Factory Holding Corp (b)	2,162	56,082
Gentex Corp	11,999	263,858
Gentherm Inc (b)	1,630	46,113
Goodyear Tire & Rubber Co/The (b)	15,023	155,789
LCI Industries	1,347	122,833
Lear Corp	2,830	268,793
Luminar Technologies Inc Class A (b)(c)	1,289	3,698
Modine Manufacturing Co (b)	2,773	273,141
Patrick Industries Inc	1,770	163,318
Phinia Inc	2,168	96,454
QuantumScape Corp Class A (b)(c)	20,238	135,999
Solid Power Inc (b)(c)	7,019	15,372
Standard Motor Products Inc	1,100	33,792
Stoneridge Inc (b)	1,388	9,772
Visteon Corp (b)	1,455	135,752
XPEL Inc (b)(e)	1,185	42,542
		2,634,316
Automobiles - 0.3%
Harley-Davidson Inc	6,053	142,851
Lucid Group Inc Class A (b)(c)	62,059	130,944
Rivian Automotive Inc Class A (b)(c)	38,468	528,551
Thor Industries Inc (c)	2,809	249,467
Winnebago Industries Inc	1,494	43,326
		1,095,139
Broadline Retail - 0.3%
Dillard's Inc Class A (c)	158	66,017
Etsy Inc (b)	5,931	297,499
Groupon Inc (b)(c)	1,294	43,284
Kohl's Corp (c)	5,800	49,184
Macy's Inc	14,697	171,367
Ollie's Bargain Outlet Holdings Inc (b)	3,233	426,045
Savers Value Village Inc (b)(c)	1,366	13,933
		1,067,329
Distributors - 0.0%
A-Mark Precious Metals Inc	923	20,472
Diversified Consumer Services - 1.3%
ADT Inc	21,237	179,877
Adtalem Global Education Inc (b)	1,965	250,007
American Public Education Inc (b)	886	26,988
Bright Horizons Family Solutions Inc (b)	3,068	379,174
Carriage Services Inc	686	31,378
Coursera Inc (b)	6,601	57,825
Duolingo Inc Class A (b)	1,998	819,220
European Wax Center Inc Class A (b)	1,985	11,176
Frontdoor Inc (b)	3,997	235,583
Graham Holdings Co Class B	177	167,472
Grand Canyon Education Inc (b)	1,514	286,146
H&R Block Inc	7,056	387,304
KinderCare Learning Cos Inc (b)	1,260	12,726
Laureate Education Inc (b)	7,066	165,203
Lincoln Educational Services Corp (b)	1,592	36,696
Matthews International Corp Class A	1,583	37,850
Mister Car Wash Inc (b)(c)	4,914	29,533
Nerdy Inc Class A (b)(c)	4,497	7,329
Perdoceo Education Corp	3,289	107,517
Service Corp International/US	7,600	618,640
Strategic Education Inc	1,296	110,328
Stride Inc (b)	2,253	327,113
Udemy Inc (b)	4,537	31,895
Universal Technical Institute Inc (b)	2,257	76,490
		4,393,470
Hotels, Restaurants & Leisure - 3.2%
Accel Entertainment Inc Class A (b)	2,957	34,804
Aramark	13,972	585,008
Biglari Holdings Inc Class B (b)	34	9,935
BJ's Restaurants Inc (b)	1,194	53,252
Bloomin' Brands Inc	4,019	34,604
Boyd Gaming Corp	3,486	272,710
Brinker International Inc (b)	2,340	421,972
Caesars Entertainment Inc (b)	11,202	318,025
Cava Group Inc (b)	4,293	361,599
Cheesecake Factory Inc/The (c)	2,477	155,209
Choice Hotels International Inc (c)	1,176	149,211
Churchill Downs Inc	3,871	390,971
Cracker Barrel Old Country Store Inc (c)	1,180	72,074
Dave & Buster's Entertainment Inc (b)(c)	1,642	49,391
Denny's Corp (b)(c)	2,488	10,201
Dine Brands Global Inc	867	21,094
Dutch Bros Inc Class A (b)	6,130	419,108
El Pollo Loco Holdings Inc (b)	1,163	12,805
Everi Holdings Inc (b)	4,510	64,222
First Watch Restaurant Group Inc (b)(c)	2,067	33,155
Global Business Travel Group I Class A (b)	4,666	29,396
Golden Entertainment Inc	1,090	32,079
Hilton Grand Vacations Inc (b)	3,273	135,928
Hyatt Hotels Corp Class A	2,247	313,794
Jack in the Box Inc (c)	935	16,325
Krispy Kreme Inc (c)	4,133	12,027
Kura Sushi USA Inc Class A (b)	311	26,771
Life Time Group Holdings Inc (b)	5,028	152,499
Light & Wonder Inc Class A (b)	4,656	448,187
Lindblad Expeditions Holdings Inc (b)	2,016	23,527
Lucky Strike Entertainment Corp Class A (c)	1,306	11,924
Marriott Vacations Worldwide Corp (c)	1,702	123,072
MGM Resorts International (b)	11,775	404,942
Monarch Casino & Resort Inc	694	59,989
Norwegian Cruise Line Holdings Ltd (b)	23,154	469,563
Papa John's International Inc	1,728	84,568
Penn Entertainment Inc (b)	7,897	141,119
Planet Fitness Inc Class A (b)	4,435	483,637
PlayAGS Inc (b)	2,040	25,480
Portillo's Inc Class A (b)(c)	2,947	34,391
Potbelly Corp (b)	1,267	15,521
Pursuit Attractions and Hospitality Inc (b)	1,127	32,491
Rci Hospitality Holdings Inc	401	15,286
Red Rock Resorts Inc Class A	2,617	136,163
Rush Street Interactive Inc Class A (b)	4,432	66,037
Sabre Corp (b)	19,993	63,178
Serve Robotics Inc (b)(c)	1,360	15,558
Shake Shack Inc Class A (b)	2,112	296,947
Six Flags Entertainment Corp (b)	4,922	149,776
Sweetgreen Inc Class A (b)	5,483	81,587
Target Hospitality Corp (b)	1,680	11,962
Texas Roadhouse Inc	3,517	659,121
Travel + Leisure Co	3,610	186,312
United Parks & Resorts Inc (b)(c)	1,490	70,254
Vail Resorts Inc (c)	1,977	310,646
Viking Holdings Ltd (b)	4,807	256,165
Wendy's Co/The	9,079	103,682
Wingstop Inc	1,540	518,580
Wyndham Hotels & Resorts Inc	4,095	332,555
Wynn Resorts Ltd	4,721	442,216
Xponential Fitness Inc Class A (b)	1,151	8,620
		10,271,225
Household Durables - 1.6%
Beazer Homes USA Inc (b)	1,476	33,018
Cavco Industries Inc (b)	422	183,329
Century Communities Inc	1,450	81,664
Champion Homes Inc (b)	2,782	174,181
Cricut Inc Class A	2,444	16,546
Dream Finders Homes Inc Class A (b)(c)	1,483	37,268
Ethan Allen Interiors Inc	1,233	34,339
Flexsteel Industries Inc	192	6,918
Green Brick Partners Inc (b)	1,636	102,872
Helen of Troy Ltd (b)	1,209	34,311
Hovnanian Enterprises Inc Class A (b)	232	24,256
Installed Building Products Inc (c)	1,228	221,433
KB Home	3,664	194,082
La-Z-Boy Inc	2,159	80,250
Legacy Housing Corp (b)	556	12,599
Leggett & Platt Inc	7,144	63,724
LGI Homes Inc (b)	1,105	56,930
Lovesac Co/The (b)	742	13,504
M/I Homes Inc (b)	1,437	161,116
Meritage Homes Corp	3,829	256,428
Mohawk Industries Inc (b)	2,761	289,463
Newell Brands Inc	22,158	119,653
SharkNinja Inc (b)	3,473	343,792
Smith Douglas Homes Corp Class A (b)(c)	465	9,030
Somnigroup International Inc (c)	10,069	685,196
Sonos Inc (b)	6,146	66,438
Taylor Morrison Home Corp (b)	5,450	334,739
Toll Brothers Inc	5,262	600,553
TopBuild Corp (b)	1,546	500,503
Tri Pointe Homes Inc (b)	4,934	157,641
Whirlpool Corp (c)	2,926	296,755
		5,192,531
Leisure Products - 0.5%
Acushnet Holdings Corp (c)	1,448	105,443
Brunswick Corp/DE	3,485	192,511
Funko Inc Class A (b)	1,739	8,277
Hasbro Inc	6,909	510,022
JAKKS Pacific Inc	438	9,102
Johnson Outdoors Inc Class A	281	8,506
Latham Group Inc (b)	1,994	12,722
Malibu Boats Inc Class A (b)	1,018	31,904
MasterCraft Boat Holdings Inc (b)	663	12,319
Mattel Inc (b)	17,733	349,695
Peloton Interactive Inc Class A (b)	19,721	136,864
Polaris Inc (c)	2,790	113,414
Smith & Wesson Brands Inc (c)	2,484	21,561
Sturm Ruger & Co Inc	924	33,172
Topgolf Callaway Brands Corp (b)(c)	7,287	58,660
YETI Holdings Inc (b)	4,496	141,714
		1,745,886
Specialty Retail - 2.5%
1-800-Flowers.com Inc Class A (b)(c)	1,318	6,485
Abercrombie & Fitch Co Class A (b)	2,657	220,132
Academy Sports & Outdoors Inc	3,662	164,094
Advance Auto Parts Inc (c)	3,134	145,700
America's Car-Mart Inc/TX (b)	431	24,153
American Eagle Outfitters Inc	9,260	89,081
Arhaus Inc Class A (b)	2,663	23,088
Arko Corp (c)	3,535	14,953
Asbury Automotive Group Inc (b)	1,032	246,173
AutoNation Inc (b)	1,355	269,171
BARK Inc (b)	6,082	5,349
Barnes & Noble Education Inc (b)	879	10,346
Bath & Body Works Inc	11,417	342,053
Beyond Inc (b)	1,957	13,464
Boot Barn Holdings Inc (b)	1,613	245,176
Buckle Inc/The	1,589	72,061
Build-A-Bear Workshop Inc	651	33,566
Caleres Inc	1,719	21,006
Camping World Holdings Inc Class A	3,192	54,870
Chewy Inc Class A (b)	8,734	372,243
Children's Place Inc/The (b)(c)	607	2,689
Citi Trends Inc (b)	390	13,022
Designer Brands Inc Class A (c)	2,147	5,110
Dick's Sporting Goods Inc	3,054	604,113
EVgo Inc Class A (b)	5,599	20,436
Five Below Inc (b)	2,901	380,553
Floor & Decor Holdings Inc Class A (b)	5,657	429,706
Foot Locker Inc (b)(c)	4,360	106,820
GameStop Corp Class A (b)(c)	21,441	522,947
Gap Inc/The	11,737	255,984
Genesco Inc (b)	514	10,121
Group 1 Automotive Inc	684	298,710
Guess? Inc (c)	1,395	16,866
Haverty Furniture Cos Inc	805	16,382
J Jill Inc	360	5,270
Lands' End Inc (b)(c)	637	6,822
Leslie's Inc (b)	8,984	3,772
Lithia Motors Inc Class A	1,403	473,961
MarineMax Inc (b)	1,082	27,201
Monro Inc	1,690	25,198
Murphy USA Inc	960	390,528
National Vision Holdings Inc (b)	4,158	95,676
ODP Corp/The (b)	1,614	29,262
OneWater Marine Inc Class A (b)(c)	640	8,570
Penske Automotive Group Inc	988	169,748
Petco Health & Wellness Co Inc Class A (b)	4,234	11,982
RealReal Inc/The (b)(c)	5,066	24,266
Revolve Group Inc Class A (b)	1,955	39,198
RH (b)	795	150,263
Sally Beauty Holdings Inc (b)	5,323	49,291
Shoe Carnival Inc (c)	1,016	19,009
Signet Jewelers Ltd	2,297	182,726
Sleep Number Corp (b)	1,091	7,370
Sonic Automotive Inc Class A	779	62,265
Stitch Fix Inc Class A (b)	5,214	19,292
ThredUp Inc Class A (b)	4,334	32,462
Upbound Group Inc	2,682	67,318
Urban Outfitters Inc (b)	2,968	215,299
Valvoline Inc (b)	6,693	253,464
Victoria's Secret & Co (b)	4,193	77,654
Warby Parker Inc Class A (b)	4,745	104,058
Wayfair Inc Class A (b)(c)	5,257	268,843
Winmark Corp	153	57,774
Zumiez Inc (b)(c)	801	10,621
		7,945,786
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd (b)	6,232	110,306
Carter's Inc	1,898	57,187
Columbia Sportswear Co (c)	1,689	103,164
Crocs Inc (b)	2,953	299,080
Figs Inc Class A (b)(c)	6,961	39,260
G-III Apparel Group Ltd (b)	2,088	46,771
Hanesbrands Inc (b)	18,686	85,582
Kontoor Brands Inc	2,617	172,643
Lakeland Industries Inc (c)	459	6,246
Levi Strauss & Co Class A	5,272	97,479
Movado Group Inc	769	11,727
Oxford Industries Inc	770	30,993
PVH Corp	2,928	200,861
Ralph Lauren Corp Class A	2,099	575,714
Skechers USA Inc Class A (b)	6,927	437,094
Steven Madden Ltd	3,848	92,275
Tapestry Inc	10,900	957,129
Under Armour Inc Class A (b)	10,114	69,079
Under Armour Inc Class C (b)	6,705	43,515
VF Corp	17,457	205,120
Wolverine World Wide Inc	4,244	76,732
		3,717,957
TOTAL CONSUMER DISCRETIONARY		38,084,111

Consumer Staples - 4.0%
Beverages - 0.6%
Boston Beer Co Inc/The Class A (b)	459	87,582
Brown-Forman Corp Class A (c)	3,294	90,486
Brown-Forman Corp Class B (c)	9,176	246,926
Celsius Holdings Inc (b)	8,307	385,362
Coca-Cola Consolidated Inc	3,107	346,897
MGP Ingredients Inc	694	20,798
Molson Coors Beverage Co Class B	9,065	435,936
National Beverage Corp (b)	1,248	53,964
Primo Brands Corp Class A	10,484	310,536
Vita Coco Co Inc/The (b)	2,069	74,691
		2,053,178
Consumer Staples Distribution & Retail - 1.6%
Albertsons Cos Inc Class A	21,391	460,120
Andersons Inc/The	1,715	63,026
BJ's Wholesale Club Holdings Inc (b)	6,966	751,144
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	341	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	341	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	341	0
Casey's General Stores Inc	1,957	998,598
Chefs' Warehouse Inc/The (b)	1,858	118,559
Grocery Outlet Holding Corp (b)	5,060	62,845
Guardian Pharmacy Services Inc Class A (b)	463	9,867
Ingles Markets Inc Class A	791	50,134
Maplebear Inc (b)	8,540	386,350
Natural Grocers by Vitamin Cottage Inc	521	20,449
Performance Food Group Co (b)	8,233	720,141
PriceSmart Inc	1,315	138,128
SpartanNash Co	1,776	47,046
United Natural Foods Inc (b)	3,100	72,261
US Foods Holding Corp (b)	12,136	934,593
Walgreens Boots Alliance Inc	37,859	434,621
Weis Markets Inc	861	62,414
		5,330,296
Food Products - 1.2%
Alico Inc	288	9,412
B&G Foods Inc (c)	4,075	17,237
Beyond Meat Inc (b)(c)	3,927	13,705
BRC Inc Class A (b)(c)	1,995	2,612
Cal-Maine Foods Inc	2,148	214,005
Calavo Growers Inc	923	24,543
Darling Ingredients Inc (b)	8,386	318,165
Flowers Foods Inc	10,384	165,936
Fresh Del Monte Produce Inc	1,787	57,935
Freshpet Inc (b)	2,561	174,046
Hain Celestial Group Inc (b)	4,470	6,794
Hormel Foods Corp	15,351	464,368
Ingredion Inc	3,395	460,430
J & J Snack Foods Corp	837	94,924
John B Sanfilippo & Son Inc	479	30,292
Lamb Weston Holdings Inc	7,523	390,068
Lancaster Colony Corp	1,021	176,398
Limoneira Co	808	12,645
Mama's Creations Inc (b)	1,713	14,218
Mission Produce Inc (b)	2,425	28,421
Pilgrim's Pride Corp	2,138	96,167
Post Holdings Inc (b)	2,396	261,236
Seaboard Corp	13	37,196
Seneca Foods Corp Class A (b)	248	25,155
Simply Good Foods Co/The (b)	4,848	153,148
The Campbell's Company	10,387	318,362
Tootsie Roll Industries Inc Class A	877	29,336
TreeHouse Foods Inc (b)	2,332	45,287
Utz Brands Inc Class A	3,875	48,631
Vital Farms Inc (b)(c)	1,635	62,980
Westrock Coffee Co (b)	2,046	11,724
WK Kellogg Co (c)	3,530	56,268
		3,821,644
Household Products - 0.2%
Central Garden & Pet Co (b)	990	34,828
Central Garden & Pet Co Class A (b)	2,115	66,179
Energizer Holdings Inc	3,528	71,124
Oil-Dri Corp of America	568	33,506
Reynolds Consumer Products Inc	2,877	61,625
Spectrum Brands Holdings Inc	1,367	72,451
WD-40 Co	716	163,313
		503,026
Personal Care Products - 0.4%
BellRing Brands Inc (b)	6,743	390,622
Coty Inc Class A (b)	19,313	89,805
Edgewell Personal Care Co	2,560	59,930
elf Beauty Inc (b)	2,973	369,960
Herbalife Ltd (b)	5,308	45,755
Honest Co Inc/The (b)	3,469	17,657
Interparfums Inc	946	124,219
Medifast Inc (b)(c)	535	7,517
Nu Skin Enterprises Inc Class A	2,797	22,348
Olaplex Holdings Inc (b)	5,414	7,580
USANA Health Sciences Inc (b)	628	19,173
		1,154,566
Tobacco - 0.0%
Turning Point Brands Inc	914	69,254
Universal Corp/VA	1,313	76,469
		145,723
TOTAL CONSUMER STAPLES		13,008,433

Energy - 3.1%
Energy Equipment & Services - 0.8%
Archrock Inc	9,237	229,355
Aris Water Solutions Inc Class A	1,424	33,678
Atlas Energy Solutions Inc (c)	3,836	51,287
Bristow Group Inc (b)	1,317	43,421
Cactus Inc Class A	3,522	153,982
ChampionX Corp	10,053	249,717
Core Laboratories Inc (c)	2,529	29,134
DMC Global Inc (b)	902	7,269
Expro Group Holdings NV (b)	5,676	48,757
Helix Energy Solutions Group Inc (b)	7,720	48,173
Helmerich & Payne Inc	5,329	80,788
Innovex International Inc (b)	1,966	30,709
Kodiak Gas Services Inc	2,041	69,945
Liberty Energy Inc Class A	8,567	98,349
Nabors Industries Ltd (b)(c)	439	12,301
Natural Gas Services Group Inc (b)	529	13,653
Noble Corp PLC	6,970	185,054
NOV Inc (c)	20,092	249,744
Oceaneering International Inc (b)	5,334	110,520
Oil States International Inc (b)	2,944	15,780
Patterson-UTI Energy Inc	18,686	110,808
ProPetro Holding Corp (b)	3,904	23,307
Ranger Energy Services Inc Class A	750	8,955
RPC Inc	4,617	21,838
Select Water Solutions Inc Class A	4,813	41,584
Solaris Energy Infrastructure Inc Class A	1,903	53,836
TETRA Technologies Inc (b)	5,886	19,777
Tidewater Inc (b)	2,545	117,401
Transocean Ltd (b)(c)	41,160	106,604
Valaris Ltd (b)(c)	3,457	145,574
Weatherford International PLC	3,847	193,543
		2,604,843
Oil, Gas & Consumable Fuels - 2.3%
Amplify Energy Corp (b)	1,876	6,003
Antero Midstream Corp	17,681	335,055
Antero Resources Corp (b)	15,423	621,239
APA Corp	19,535	357,295
Berry Corp	3,952	10,947
California Resources Corp	3,768	172,085
Calumet Inc (c)	3,672	57,852
Centrus Energy Corp Class A (b)(c)	787	144,163
Chord Energy Corp	3,237	313,503
Civitas Resources Inc	4,710	129,619
Clean Energy Fuels Corp (b)	8,755	17,072
CNX Resources Corp (b)	7,850	264,388
Comstock Resources Inc (b)(c)	4,783	132,346
Core Natural Resources Inc	2,679	186,833
Crescent Energy Co Class A	9,849	84,701
CVR Energy Inc	1,808	48,545
Delek US Holdings Inc	3,380	71,588
Dorian LPG Ltd	1,905	46,444
DT Midstream Inc	5,343	587,249
Excelerate Energy Inc Class A	1,277	37,442
FutureFuel Corp	1,455	5,645
Gevo Inc (b)(c)	11,347	14,978
Granite Ridge Resources Inc	3,196	20,359
Green Plains Inc (b)	3,173	19,133
Gulfport Energy Corp (b)	657	132,169
HF Sinclair Corp	8,456	347,372
HighPeak Energy Inc Class A (c)	1,351	13,240
International Seaways Inc	2,184	79,672
Kinetik Holdings Inc Class A	2,028	89,333
Magnolia Oil & Gas Corp Class A	10,103	227,115
Matador Resources Co	6,122	292,142
Murphy Oil Corp	7,268	163,530
New Fortress Energy Inc Class A (c)	6,444	21,394
NextDecade Corp (b)	7,316	65,186
Northern Oil & Gas Inc (c)	5,256	149,008
Par Pacific Holdings Inc (b)	2,923	77,547
PBF Energy Inc Class A	5,201	112,706
Peabody Energy Corp	6,506	87,311
Permian Resources Corp Class A	33,753	459,716
Range Resources Corp	12,725	517,526
REX American Resources Corp (b)	841	40,965
Riley Exploration Permian Inc	563	14,767
Ring Energy Inc (b)	5,905	4,689
Sable Offshore Corp (b)	3,395	74,622
SandRidge Energy Inc	1,913	20,699
Sitio Royalties Corp Class A	4,339	79,751
SM Energy Co	6,039	149,224
Summit Midstream Corp Class A (c)	502	12,314
Talos Energy Inc (b)	6,713	56,926
Uranium Energy Corp (b)(c)	22,327	151,824
VAALCO Energy Inc	6,061	21,880
Viper Energy Inc Class A	6,951	265,042
Vital Energy Inc (b)(c)	1,471	23,668
Vitesse Energy Inc (c)	1,624	35,874
W&T Offshore Inc (c)	4,822	7,956
World Kinect Corp	3,057	86,666
		7,566,318
TOTAL ENERGY		10,171,161

Financials - 17.0%
Banks - 6.0%
1st Source Corp	909	56,422
Amalgamated Financial Corp	1,109	34,601
Amerant Bancorp Inc Class A	1,899	34,619
Ameris Bancorp	3,396	219,721
Associated Banc-Corp	8,643	210,803
Atlantic Union Bankshares Corp	6,878	215,144
Axos Financial Inc (b)	2,853	216,942
Banc of California Inc	7,306	102,649
BancFirst Corp	1,052	130,048
Bancorp Inc/The (b)	2,515	143,280
Bank First Corp	485	57,060
Bank of Hawaii Corp (c)	2,108	142,353
Bank of Marin Bancorp	734	16,764
Bank OZK	5,566	261,936
BankUnited Inc	3,963	141,043
Banner Corp	1,822	116,881
Bar Harbor Bankshares	777	23,279
Berkshire Hills Bancorp Inc	2,389	59,821
BOK Financial Corp	1,181	115,301
Brookline Bancorp Inc	4,632	48,868
Burke & Herbert Financial Services Corp	724	43,245
Business First Bancshares Inc	1,415	34,880
Byline Bancorp Inc	1,315	35,150
Cadence Bank	9,680	309,566
California BanCorp (b)	1,205	18,991
Camden National Corp	922	37,415
Capital Bancorp Inc	593	19,913
Capitol Federal Financial Inc	6,432	39,235
Cathay General Bancorp	3,757	171,056
Central Pacific Financial Corp	1,431	40,111
City Holding Co	783	95,855
CNB Financial Corp/PA	1,068	24,414
Coastal Financial Corp/WA Class A (b)	633	61,319
Columbia Banking System Inc (c)	11,081	259,074
Columbia Financial Inc (b)	1,426	20,691
Comerica Inc	6,928	413,255
Commerce Bancshares Inc/MO	6,415	398,821
Community Financial System Inc	2,790	158,667
Community Trust Bancorp Inc	807	42,706
Connectone Bancorp Inc	1,861	43,101
Cullen/Frost Bankers Inc	3,379	434,337
Customers Bancorp Inc (b)	1,506	88,462
CVB Financial Corp	6,960	137,738
Dime Community Bancshares Inc	2,098	56,520
Eagle Bancorp Inc	1,625	31,655
East West Bancorp Inc	7,300	737,154
Eastern Bankshares Inc	10,083	153,967
Enterprise Bancorp Inc/MA	475	18,829
Enterprise Financial Services Corp	1,951	107,500
Equity Bancshares Inc Class A	777	31,702
Esquire Financial Holdings Inc	350	33,131
Farmers National Banc Corp	2,135	29,442
FB Bancorp Inc	1,072	12,059
FB Financial Corp	1,857	84,122
Financial Institutions Inc	980	25,166
First Bancorp/Southern Pines NC	2,210	97,439
First Busey Corp	4,412	100,969
First Business Financial Services Inc	367	18,591
First Commonwealth Financial Corp	5,297	85,970
First Community Bankshares Inc	906	35,488
First Financial Bancorp	5,068	122,950
First Financial Bankshares Inc	6,796	244,520
First Financial Corp	589	31,918
First Foundation Inc (b)	4,196	21,400
First Hawaiian Inc	6,687	166,908
First Horizon Corp	27,586	584,823
First Interstate BancSystem Inc Class A	4,580	131,996
First Merchants Corp	3,107	118,998
First Mid Bancshares Inc	1,080	40,489
Firstsun Capital Bancorp (b)	564	19,599
Five Star Bancorp	814	23,232
Flagstar Financial Inc	15,982	169,409
Flushing Financial Corp	1,716	20,386
FNB Corp/PA	18,925	275,927
Fulton Financial Corp	9,616	173,473
German American Bancorp Inc	1,942	74,786
Glacier Bancorp Inc	5,993	258,178
Great Southern Bancorp Inc	484	28,450
Hancock Whitney Corp	4,536	260,366
Hanmi Financial Corp	1,594	39,340
Harborone Northeast Bancorp Inc	1,909	22,297
Heritage Commerce Corp	3,312	32,888
Heritage Financial Corp Wash	1,799	42,888
Hilltop Holdings Inc	2,432	73,811
Hingham Institution For Savings The	91	22,600
Home BancShares Inc/AR	9,734	277,030
HomeStreet Inc (b)	862	11,265
HomeTrust Bancshares Inc	701	26,224
Hope Bancorp Inc	6,656	71,419
Horizon Bancorp Inc/IN	2,307	35,482
Independent Bank Corp	2,243	141,051
Independent Bank Corp/MI	1,111	36,008
International Bancshares Corp	2,815	187,366
Kearny Financial Corp/MD	3,187	20,588
Lakeland Financial Corp	1,330	81,729
Live Oak Bancshares Inc	1,838	54,772
Mercantile Bank Corp	854	39,634
Metropolitan Bank Holding Corp (b)	528	36,960
Mid Penn Bancorp Inc	930	26,226
Midland States Bancorp Inc	1,205	20,871
MidWestOne Financial Group Inc	967	27,821
National Bank Holdings Corp Class A	2,023	76,085
NB Bancorp Inc (b)	1,945	34,738
Nbt Bancorp Inc	2,498	103,792
Nicolet Bankshares Inc	720	88,906
Northeast Bank	385	34,261
Northeast Community Bancorp Inc	675	15,689
Northfield Bancorp Inc	1,881	21,594
Northrim BanCorp Inc	275	25,647
Northwest Bancshares Inc	6,879	87,914
OceanFirst Financial Corp	3,030	53,358
Old National Bancorp/IN	16,782	358,128
Old Second Bancorp Inc	2,351	41,707
Origin Bancorp Inc	1,578	56,398
Orrstown Financial Services Inc	984	31,321
Pacific Premier Bancorp Inc	5,142	108,445
Park National Corp	770	128,790
Pathward Financial Inc	1,263	99,929
Peapack-Gladstone Financial Corp	772	21,809
Peoples Bancorp Inc/OH	1,890	57,721
Peoples Financial Services Corp	484	23,895
Pinnacle Financial Partners Inc	4,022	444,069
Preferred Bank/Los Angeles CA	641	55,475
Prosperity Bancshares Inc	5,006	351,621
Provident Financial Services Inc	6,960	122,009
QCR Holdings Inc	898	60,974
Renasant Corp	4,850	174,261
Republic Bancorp Inc/KY Class A	520	38,017
S&T Bancorp Inc	2,004	75,791
Seacoast Banking Corp of Florida	4,495	124,152
ServisFirst Bancshares Inc	2,647	205,169
Shore Bancshares Inc	1,556	24,460
Simmons First National Corp Class A	6,661	126,293
SmartFinancial Inc	719	24,288
Southern Missouri Bancorp Inc	477	26,130
Southside Bancshares Inc	1,498	44,086
SouthState Corp	5,169	475,703
Stellar Bancorp Inc	2,522	70,566
Stock Yards Bancorp Inc	1,431	113,020
Synovus Financial Corp	7,439	384,968
Texas Capital Bancshares Inc (b)	2,417	191,910
TFS Financial Corp	2,925	37,879
Third Coast Bancshares Inc (b)	651	21,268
Tompkins Financial Corp	657	41,214
Towne Bank/Portsmouth VA	3,661	125,133
TriCo Bancshares	1,737	70,331
Triumph Financial Inc (b)	1,164	64,148
TrustCo Bank Corp NY	1,028	34,356
Trustmark Corp	3,226	117,620
UMB Financial Corp	3,580	376,473
United Bankshares Inc/WV	7,538	274,609
United Community Banks Inc/GA	6,305	187,826
Unity Bancorp Inc	308	14,500
Univest Financial Corp	1,522	45,721
Valley National Bancorp	25,034	223,554
Veritex Holdings Inc	2,909	75,925
WaFd Inc	4,315	126,343
Washington Trust Bancorp Inc	1,084	30,656
Webster Financial Corp	9,024	492,710
WesBanco Inc	5,054	159,858
Westamerica BanCorp	1,408	68,204
Western Alliance Bancorp	5,749	448,307
Wintrust Financial Corp	3,493	433,062
WSFS Financial Corp	3,089	169,895
Zions Bancorp NA	7,787	404,457
		19,678,457
Capital Markets - 2.8%
Acadian Asset Management Inc	1,454	51,239
Affiliated Managers Group Inc	1,536	302,239
Artisan Partners Asset Management Inc Class A	3,729	165,307
BGC Group Inc Class A	19,735	201,889
Blue Owl Capital Inc Class A	27,572	529,658
Bridge Investment Group Holdings Inc Class A	1,909	19,109
Carlyle Group Inc/The	11,118	571,465
Cohen & Steers Inc	1,424	107,298
Diamond Hill Investment Group Inc	155	22,523
DigitalBridge Group Inc Class A	8,266	85,553
Donnelley Financial Solutions Inc (b)	1,415	87,235
Evercore Inc Class A	1,865	503,587
Federated Hermes Inc Class B	4,089	181,224
Forge Global Holdings Inc Class A (b)	96	1,827
Franklin Resources Inc	16,347	389,876
GCM Grosvenor Inc Class A	2,437	28,172
Hamilton Lane Inc Class A	2,286	324,886
Houlihan Lokey Inc Class A	2,844	511,778
Invesco Ltd	23,628	372,614
Janus Henderson Group PLC	6,714	260,772
Jefferies Financial Group Inc	8,571	468,748
Lazard Inc	5,953	285,625
MarketAxess Holdings Inc	1,988	444,000
Moelis & Co Class A	3,731	232,516
Morningstar Inc	1,420	445,781
Open Lending Corp (b)	5,117	9,927
Oppenheimer Holdings Inc Class A	289	19,008
P10 Inc Class A	2,990	30,558
Perella Weinberg Partners Class A	3,027	58,784
Piper Sandler Cos	848	235,693
PJT Partners Inc Class A	1,249	206,097
SEI Investments Co	5,061	454,781
StepStone Group Inc Class A	3,483	193,307
Stifel Financial Corp	5,380	558,336
StoneX Group Inc (b)	2,250	205,065
TPG Inc Class A	4,927	258,421
Victory Capital Holdings Inc Class A	2,354	149,879
Virtu Financial Inc Class A	4,250	190,358
Virtus Invt Partners Inc	344	62,402
WisdomTree Inc	5,906	67,978
		9,295,515
Consumer Finance - 1.2%
Ally Financial Inc	14,504	564,931
Atlanticus Holdings Corp (b)	234	12,811
Bread Financial Holdings Inc	2,591	147,998
Credit Acceptance Corp (b)(c)	330	168,112
Dave Inc Class A (b)	386	103,606
Encore Capital Group Inc (b)	1,212	46,917
Enova International Inc (b)	1,359	151,556
EZCORP Inc Class A (b)	2,652	36,810
FirstCash Holdings Inc	2,053	277,442
Green Dot Corp Class A (b)	2,694	29,041
LendingClub Corp (b)	6,028	72,517
Lendingtree Inc (b)	545	20,203
Navient Corp (c)	3,946	55,639
Nelnet Inc Class A	922	111,673
NerdWallet Inc Class A (b)	1,940	21,282
OneMain Holdings Inc	6,309	359,613
Oportun Financial Corp (b)	1,527	10,932
PRA Group Inc (b)	2,065	30,459
PROG Holdings Inc	2,183	64,071
SLM Corp	11,083	363,412
SoFi Technologies Inc Class A (b)	57,747	1,051,573
Upstart Holdings Inc (b)(c)	4,302	278,253
World Acceptance Corp (b)	177	29,226
		4,008,077
Financial Services - 2.6%
Affirm Holdings Inc Class A (b)	13,302	919,700
Alerus Financial Corp	1,195	25,860
AvidXchange Holdings Inc (b)	9,946	97,371
Cannae Holdings Inc	2,982	62,175
Cantaloupe Inc (b)(c)	3,161	34,739
Cass Information Systems Inc	671	29,155
Corebridge Financial Inc	13,480	478,540
Enact Holdings Inc	1,523	56,579
Equitable Holdings Inc	16,316	915,328
Essent Group Ltd	5,528	335,715
Euronet Worldwide Inc (b)	2,176	220,603
Federal Agricultural Mortgage Corp Class C	483	93,837
Flywire Corp (b)	5,739	67,146
HA Sustainable Infrastructure Capital Inc (c)	6,297	169,137
International Money Express Inc (b)	1,676	16,911
Jackson Financial Inc	3,897	346,015
loanDepot Inc Class A (b)	4,013	5,096
Marqeta Inc Class A (b)	21,666	126,313
Merchants Bancorp/IN	1,425	47,125
MGIC Investment Corp	13,074	363,980
Mr Cooper Group Inc (b)	3,352	500,152
NCR Atleos Corp (b)	3,830	109,270
NewtekOne Inc (c)	1,481	16,706
NMI Holdings Inc (b)	4,128	174,160
Onity Group Inc (b)	311	11,871
Paymentus Holdings Inc Class A (b)	1,075	35,206
Payoneer Global Inc (b)	13,679	93,701
PennyMac Financial Services Inc	1,679	167,296
Radian Group Inc	7,635	275,013
Remitly Global Inc (b)	7,831	146,988
Repay Holdings Corp Class A (b)	4,188	20,186
Rocket Cos Inc Class A (c)	7,322	103,826
Sezzle Inc (b)	799	143,221
Shift4 Payments Inc Class A (b)(c)	3,618	358,580
Toast Inc Class A (b)	21,850	967,737
UWM Holdings Corp Class A	5,379	22,269
Velocity Financial Inc (b)	456	8,454
Voya Financial Inc	5,074	360,254
Walker & Dunlop Inc	1,708	120,380
Western Union Co/The	17,885	150,592
WEX Inc (b)	1,839	270,131
		8,467,318
Insurance - 3.5%
Abacus Global Management Inc Class A (b)(c)	1,348	6,929
Ambac Financial Group Inc (b)	2,337	16,593
American Coastal Insurance Corp	1,164	12,944
American Financial Group Inc/OH	3,808	480,608
Amerisafe Inc	1,036	45,304
Assurant Inc	2,702	533,618
Assured Guaranty Ltd	2,514	218,969
Axis Capital Holdings Ltd	4,004	415,695
Baldwin Insurance Group Inc/The Class A (b)	3,575	153,046
Bowhead Specialty Holdings Inc (b)	381	14,299
Brighthouse Financial Inc (b)	3,087	165,988
CNO Financial Group Inc	5,352	206,480
Donegal Group Inc Class A	795	15,920
eHealth Inc (b)	1,412	6,142
Employers Holdings Inc	1,318	62,183
Enstar Group Ltd (b)	654	219,979
Erie Indemnity Co Class A	1,317	456,722
F&G Annuities & Life Inc	1,165	37,257
First American Financial Corp	5,444	334,207
Genworth Financial Inc Class A (b)	22,403	174,295
Globe Life Inc	4,417	548,989
Goosehead Insurance Inc Class A	1,292	136,319
Hanover Insurance Group Inc/The	1,901	322,923
HCI Group Inc	444	67,577
Heritage Insurance Holdings Inc (b)	1,094	27,284
Hippo Holdings Inc (b)	1,008	28,153
Horace Mann Educators Corp	2,182	93,761
Investors Title Co	74	15,636
James River Group Holdings Ltd	1,881	11,023
Kemper Corp	3,170	204,592
Kinsale Capital Group Inc	1,167	564,711
Lemonade Inc (b)(c)	2,905	127,268
Lincoln National Corp	8,991	311,089
Loews Corp	9,276	850,239
MBIA Inc (b)(c)	2,075	9,006
Mercury General Corp	1,383	93,131
Old Republic International Corp	12,285	472,235
Oscar Health Inc Class A (b)(c)	10,650	228,336
Palomar Hldgs Inc (b)	1,400	215,950
Primerica Inc	1,757	480,838
ProAssurance Corp (b)	2,708	61,824
Reinsurance Group of America Inc	3,472	688,706
RLI Corp	4,400	317,768
Root Inc/OH Class A (b)	407	52,084
Ryan Specialty Holdings Inc Class A	5,605	381,084
Safety Insurance Group Inc	783	62,162
Selective Insurance Group Inc	3,214	278,493
Selectquote Inc (b)	7,182	17,093
Skyward Specialty Insurance Group Inc (b)	1,745	100,844
Stewart Information Services Corp	1,487	96,804
Tiptree Inc Class A	1,195	28,178
Trupanion Inc (b)	1,746	96,641
TWFG Inc Class A	686	24,010
United Fire Group Inc	1,143	32,804
Universal Insurance Holdings Inc	1,365	37,851
Unum Group	8,643	698,009
White Mountains Insurance Group Ltd	134	240,626
		11,601,219
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
AG Mortgage Investment Trust Inc	1,603	12,103
AGNC Investment Corp (c)	47,254	434,265
Annaly Capital Management Inc	30,457	573,202
Apollo Commercial Real Estate Finance Inc	6,784	65,669
Arbor Realty Trust Inc (c)	10,060	107,642
Ares Commercial Real Estate Corp	2,714	12,946
ARMOUR Residential REIT Inc (c)	4,030	67,744
Blackstone Mortgage Trust Inc Class A (c)	9,121	175,579
Brightspire Capital Inc Class A	7,102	35,865
Chimera Investment Corp	4,324	59,974
Claros Mortgage Trust Inc	6,572	18,730
Dynex Capital Inc (c)	4,493	54,904
Ellington Financial Inc (c)	4,820	62,612
Franklin BSP Realty Trust Inc	4,580	48,960
Invesco Mortgage Capital Inc (c)	3,205	25,127
Kkr Real Estate Finance Trust Inc	3,165	27,757
Ladder Capital Corp Class A	5,910	63,533
MFA Financial Inc	5,542	52,427
New York Mortgage Trust Inc	4,829	32,354
Orchid Island Capital Inc (c)	5,173	36,263
Pennymac Mortgage Investment Trust	4,671	60,069
Ready Capital Corp (c)	9,006	39,356
Redwood Trust Inc	6,922	40,909
Rithm Capital Corp	27,352	308,804
Starwood Property Trust Inc	16,928	339,745
TPG RE Finance Trust Inc	3,474	26,819
Two Harbors Investment Corp	5,520	59,450
		2,842,808
TOTAL FINANCIALS		55,893,394

Health Care - 10.8%
Biotechnology - 4.3%
4D Molecular Therapeutics Inc (b)	2,144	7,954
89bio Inc (b)	6,676	65,558
Abeona Therapeutics Inc (b)(c)	2,077	11,797
Absci Corp (b)(c)	4,116	10,578
ACADIA Pharmaceuticals Inc (b)	6,502	140,248
ADMA Biologics Inc (b)	12,473	227,133
Agios Pharmaceuticals Inc (b)	3,052	101,510
Akebia Therapeutics Inc (b)	10,440	38,002
Akero Therapeutics Inc (b)	3,701	197,485
Alector Inc (b)	3,857	5,400
Alkermes PLC (b)	8,572	245,245
Allogene Therapeutics Inc (b)(c)	7,397	8,359
Altimmune Inc (b)(c)	3,888	15,047
Amicus Therapeutics Inc (b)	14,211	81,429
AnaptysBio Inc (b)	1,070	23,754
Anavex Life Sciences Corp (b)(c)	4,345	40,061
Anika Therapeutics Inc (b)	714	7,554
Annexon Inc (b)	4,206	10,094
Apellis Pharmaceuticals Inc (b)	5,655	97,888
Apogee Therapeutics Inc (b)	1,660	72,094
Arbutus Biopharma Corp (b)(c)	7,701	23,796
Arcellx Inc (b)	2,057	135,453
Arcturus Therapeutics Holdings Inc (b)(c)	1,213	15,781
Arcus Biosciences Inc (b)	3,387	27,570
Arcutis Biotherapeutics Inc (b)	5,483	76,872
Ardelyx Inc (b)	12,706	49,808
ArriVent Biopharma Inc (b)	1,134	24,687
Arrowhead Pharmaceuticals Inc (b)	6,669	105,370
ARS Pharmaceuticals Inc (b)(c)	2,754	48,057
Astria Therapeutics Inc (b)	1,735	9,300
aTyr Pharma Inc (b)(c)	4,185	21,218
Aura Biosciences Inc (b)	1,875	11,738
Avidity Biosciences Inc (b)	6,301	178,948
Avita Medical Inc (b)(c)	1,251	6,618
Beam Therapeutics Inc (b)	4,662	79,301
Bicara Therapeutics Inc	944	8,770
BioCryst Pharmaceuticals Inc (b)	10,955	98,157
Biohaven Ltd (b)	4,344	61,294
Blueprint Medicines Corp (b)	3,369	431,838
Bridgebio Pharma Inc (b)	7,771	335,552
C4 Therapeutics Inc (b)	2,781	3,977
Candel Therapeutics Inc (b)	1,583	8,010
Capricor Therapeutics Inc (b)(c)	2,309	22,928
Cardiff Oncology Inc (b)(c)	3,106	9,784
CareDx Inc (b)	2,861	55,904
Cargo Therapeutics Inc (b)(c)	1,805	7,437
Carisma Therapeutics Inc rights (b)(d)	6,389	0
Cartesian Therapeutics Inc rights (b)(d)	3,666	1,026
Catalyst Pharmaceuticals Inc (b)	5,935	128,790
Celcuity Inc (b)	1,539	20,546
Celldex Therapeutics Inc (b)	3,526	71,754
CG oncology Inc (b)	2,831	73,606
Cogent Biosciences Inc (b)	5,614	40,309
Coherus Oncology Inc (b)(c)	6,130	4,483
Compass Therapeutics Inc (b)	4,966	12,912
Corvus Pharmaceuticals Inc (b)(c)	2,575	10,300
Crinetics Pharmaceuticals Inc (b)	4,907	141,125
Cullinan Therapeutics Inc (b)	2,878	21,671
Cytokinetics Inc (b)	6,224	205,641
Day One Biopharmaceuticals Inc (b)	3,499	22,744
Denali Therapeutics Inc (b)	6,575	91,984
Dianthus Therapeutics Inc (b)	910	16,953
Disc Medicine Inc (b)	1,277	67,630
Dynavax Technologies Corp (b)	6,426	63,746
Dyne Therapeutics Inc (b)	4,242	40,384
Editas Medicine Inc (b)	4,620	10,164
Emergent BioSolutions Inc (b)(c)	3,026	19,306
Enanta Pharmaceuticals Inc (b)	1,079	8,157
Entrada Therapeutics Inc (b)	1,217	8,178
Erasca Inc (b)	10,586	13,444
Exact Sciences Corp (b)	9,760	518,646
Exelixis Inc (b)	14,751	650,150
Geron Corp (b)	27,451	38,706
Gossamer Bio Inc (b)	9,548	11,744
GRAIL Inc (b)(c)	1,527	78,518
Halozyme Therapeutics Inc (b)	6,705	348,794
Heron Therapeutics Inc (b)(c)	6,733	13,937
Humacyte Inc Class A (b)(c)	4,777	9,984
Ideaya Biosciences Inc (b)	4,521	95,031
ImmunityBio Inc (b)(c)	8,658	22,857
Immunome Inc (b)	4,222	39,265
Immunovant Inc (b)	4,068	65,088
Incyte Corp (b)	8,467	576,603
Inmune Bio Inc (b)(c)	771	1,781
Intellia Therapeutics Inc (b)(c)	5,281	49,536
Ionis Pharmaceuticals Inc (b)	8,334	329,276
Iovance Biotherapeutics Inc (b)(c)	11,720	20,158
Ironwood Pharmaceuticals Inc Class A (b)	6,817	4,889
iTeos Therapeutics Inc (b)	1,368	13,639
Janux Therapeutics Inc (b)	1,756	40,564
KalVista Pharmaceuticals Inc (b)(c)	2,048	23,153
Keros Therapeutics Inc (b)	1,773	23,670
Kodiak Sciences Inc (b)	1,539	5,740
Korro Bio Inc (b)	307	3,834
Krystal Biotech Inc (b)	1,337	183,784
Kura Oncology Inc (b)	4,228	24,396
Kymera Therapeutics Inc (b)	2,429	106,002
Lexicon Pharmaceuticals Inc (b)(c)	8,155	7,712
Madrigal Pharmaceuticals Inc (b)(c)	898	271,771
MannKind Corp (b)	14,444	54,021
MiMedx Group Inc (b)	6,112	37,344
Mineralys Therapeutics Inc (b)	1,822	24,652
Mirum Pharmaceuticals Inc (b)	2,146	109,210
Moderna Inc (b)	17,870	493,033
Monte Rosa Therapeutics Inc (b)	2,255	10,170
Myriad Genetics Inc (b)	4,784	25,403
Neurocrine Biosciences Inc (b)	5,256	660,627
Neurogene Inc (b)	528	7,894
Nkarta Inc (b)	2,512	4,170
Novavax Inc (b)(c)	8,532	53,752
Nurix Therapeutics Inc (b)	3,796	43,236
Nuvalent Inc Class A (b)	2,013	153,592
Ocugen Inc (b)(c)	14,619	14,186
Olema Pharmaceuticals Inc (b)	2,465	10,501
OmniAb Operations Inc (b)(d)	200	80
OmniAb Operations Inc (b)(d)	200	64
Organogenesis Holdings Inc Class A (b)	3,645	13,341
ORIC Pharmaceuticals Inc (b)(c)	2,540	25,781
PDL BioPharma Inc (b)(d)	2,200	0
Perspective Therapeutics Inc (b)	2,756	9,481
Praxis Precision Medicines Inc (b)	946	39,779
Precigen Inc (b)(c)	9,029	12,821
Prime Medicine Inc (b)(c)	3,074	7,593
Protagonist Therapeutics Inc (b)	3,147	173,935
PTC Therapeutics Inc (b)	4,065	198,535
Puma Biotechnology Inc (b)	1,775	6,088
RAPT Therapeutics Inc (b)	540	4,320
Recursion Pharmaceuticals Inc Class A (b)(c)	15,344	77,641
REGENXBIO Inc (b)	2,513	20,632
Relay Therapeutics Inc (b)	6,847	23,691
Replimune Group Inc (b)	3,653	33,936
Revolution Medicines Inc (b)	9,166	337,217
Rezolute Inc (b)	2,566	11,444
Rhythm Pharmaceuticals Inc (b)	2,756	174,152
Rigel Pharmaceuticals Inc (b)	1,002	18,767
Rocket Pharmaceuticals Inc (b)	4,385	10,743
Roivant Sciences Ltd (b)	22,223	250,453
Sage Therapeutics Inc (b)	3,061	27,916
Sana Biotechnology Inc (b)(c)	7,480	20,420
Sangamo Therapeutics Inc (b)(c)	9,789	5,299
Sarepta Therapeutics Inc (b)	5,040	86,184
Savara Inc (b)(c)	6,116	13,944
Scholar Rock Holding Corp (b)	3,926	139,059
Seres Therapeutics Inc (b)(c)	357	3,966
Soleno Therapeutics Inc (b)	1,393	116,706
SpringWorks Therapeutics Inc (b)	3,923	184,342
Spyre Therapeutics Inc (b)	2,689	40,254
Stoke Therapeutics Inc (b)	2,198	24,947
Summit Therapeutics Inc (b)(c)	7,391	157,280
Syndax Pharmaceuticals Inc (b)	4,608	43,154
Tango Therapeutics Inc (b)(c)	3,207	16,420
Taysha Gene Therapies Inc (b)	7,193	16,616
Tectonic Therapeutic Inc (b)(c)	349	6,935
TG Therapeutics Inc (b)	7,041	253,406
Tourmaline Bio Inc (b)	947	15,143
Travere Therapeutics Inc (b)	4,035	59,718
Twist Bioscience Corp (b)	3,172	116,698
Tyra Biosciences Inc (b)	1,025	9,809
Ultragenyx Pharmaceutical Inc (b)	4,878	177,364
United Therapeutics Corp (b)	2,353	676,135
Upstream Bio Inc (c)	800	8,784
Vanda Pharmaceuticals Inc (b)	3,102	14,641
Vaxcyte Inc (b)	6,057	196,913
Vera Therapeutics Inc Class A (b)	2,887	68,018
Veracyte Inc (b)	4,111	111,120
Verastem Inc (b)	2,227	9,242
Vericel Corp (b)	2,609	111,013
Verve Therapeutics Inc (b)	3,752	42,135
Viking Therapeutics Inc (b)(c)	5,892	156,138
Vir Biotechnology Inc (b)	4,899	24,691
Viridian Therapeutics Inc (b)	3,606	50,412
Voyager Therapeutics Inc (b)	2,222	6,910
Xencor Inc (b)	3,642	28,626
Y-mAbs Therapeutics Inc (b)	1,647	7,428
		14,139,510
Health Care Equipment & Supplies - 2.0%
Accuray Inc Del (b)	5,309	7,273
Alphatec Holdings Inc (b)	5,355	59,441
AngioDynamics Inc (b)	2,116	20,991
Artivion Inc (b)	2,017	62,729
AtriCure Inc (b)	2,621	85,890
Avanos Medical Inc (b)	2,527	30,930
Axogen Inc (b)	2,299	24,944
Bioventus Inc (b)	2,058	13,624
Butterfly Network Inc Class A (b)(c)	8,919	17,838
Ceribell Inc	569	10,657
Cerus Corp (b)	9,066	12,783
ClearPoint Neuro Inc (b)	1,316	15,713
CONMED Corp	1,652	86,036
CVRx Inc (b)(c)	743	4,369
Delcath Systems Inc (b)	1,327	18,047
DENTSPLY SIRONA Inc	10,536	167,312
Electromed Inc (b)	325	7,147
Embecta Corp	2,973	28,808
Enovis Corp (b)	2,944	92,324
Envista Holdings Corp (b)	9,107	177,951
Glaukos Corp (b)	2,911	300,677
Globus Medical Inc Class A (b)	6,000	354,120
Haemonetics Corp (b)	2,651	197,791
ICU Medical Inc (b)	1,294	171,002
Inogen Inc (b)	1,097	7,712
Inspire Medical Systems Inc (b)	1,568	203,479
Integer Holdings Corp (b)	1,767	217,288
Integra LifeSciences Holdings Corp (b)	3,413	41,878
iRadimed Corp	445	26,607
iRhythm Technologies Inc (b)	1,650	254,034
Lantheus Holdings Inc (b)	3,669	300,344
LeMaitre Vascular Inc	1,095	90,940
LivaNova PLC (b)	2,872	129,297
Masimo Corp (b)	2,344	394,308
Merit Medical Systems Inc (b)	3,073	287,264
Myomo Inc (b)(c)	1,262	2,726
Neogen Corp (b)	10,543	50,396
NeuroPace Inc (b)	739	8,232
Novocure Ltd (b)	5,254	93,521
Omnicell Inc (b)	2,412	70,913
OraSure Technologies Inc (b)	3,682	11,046
Orthofix Medical Inc (b)	2,129	23,738
OrthoPediatrics Corp (b)	917	19,697
Penumbra Inc (b)	2,024	519,419
PROCEPT BioRobotics Corp (b)	2,857	164,563
Pulmonx Corp (b)	1,899	4,918
Pulse Biosciences Inc (b)(c)	921	13,898
QuidelOrtho Corp (b)	3,487	100,495
RxSight Inc (b)	1,761	22,893
Semler Scientific Inc (b)(c)	391	15,147
Senseonics Holdings Inc (b)	34,294	16,338
SI-BONE Inc (b)	1,979	37,245
Solventum Corp (b)	7,284	552,419
STAAR Surgical Co (b)(c)	2,556	42,890
Surmodics Inc (b)	710	21,094
Tactile Systems Technology Inc (b)	1,194	12,107
Tandem Diabetes Care Inc (b)	3,398	63,339
Teleflex Inc	2,453	290,337
TransMedics Group Inc (b)(c)	1,771	237,332
Treace Medical Concepts Inc (b)	2,086	12,266
UFP Technologies Inc (b)	391	95,467
Utah Medical Products Inc	165	9,392
Varex Imaging Corp (b)	1,999	17,331
Zimvie Inc (b)	1,321	12,351
		6,463,058
Health Care Providers & Services - 2.4%
Acadia Healthcare Co Inc (b)	4,904	111,272
AdaptHealth Corp (b)	5,724	53,977
Addus HomeCare Corp (b)	952	109,661
agilon health Inc (b)	16,283	37,451
Alignment Healthcare Inc (b)	5,441	76,174
Amedisys Inc (b)	1,718	169,034
AMN Healthcare Services Inc (b)	1,993	41,195
Astrana Health Inc (b)	2,213	55,059
Aveanna Healthcare Holdings Inc (b)	2,884	15,083
BrightSpring Health Services Inc (b)	2,807	66,217
Brookdale Senior Living Inc (b)	10,370	72,175
Castle Biosciences Inc (b)	1,445	29,507
Chemed Corp	790	384,675
Clover Health Investments Corp Class A (b)(c)	21,441	59,820
Community Health Systems Inc (b)	6,605	22,457
Concentra Group Holdings Parent Inc (c)	5,707	117,393
CorVel Corp (b)	1,441	148,106
Cross Country Healthcare Inc (b)	1,556	20,306
DaVita Inc (b)	2,314	329,629
DocGo Inc Class A (b)	4,327	6,793
Encompass Health Corp	5,307	650,798
Enhabit Inc (b)	2,705	26,076
Ensign Group Inc/The	3,005	463,551
Fulgent Genetics Inc (b)(c)	1,118	22,226
GeneDx Holdings Corp Class A (b)	1,061	97,941
Guardant Health Inc (b)	6,517	339,145
HealthEquity Inc (b)	4,568	478,544
Henry Schein Inc (b)	6,571	480,012
Hims & Hers Health Inc Class A (b)(c)	10,081	502,538
LifeStance Health Group Inc (b)	6,587	34,055
National HealthCare Corp	658	70,413
National Research Corp Class A	714	11,995
NeoGenomics Inc (b)	6,814	49,810
OPKO Health Inc (b)	16,813	22,193
Option Care Health Inc (b)	8,976	291,540
Owens & Minor Inc (b)	4,005	36,446
PACS Group Inc (b)	1,874	24,212
Pediatrix Medical Group Inc (b)	4,481	64,302
Pennant Group Inc/The (b)	1,834	54,745
Premier Inc Class A (c)	4,845	106,251
Privia Health Group Inc (b)	5,464	125,672
Progyny Inc (b)	3,852	84,744
RadNet Inc (b)	3,438	195,657
Select Medical Holdings Corp	5,597	84,962
Sonida Senior Living Inc (b)	519	12,949
Surgery Partners Inc (b)	3,983	88,542
Talkspace Inc Class A (b)	7,809	21,709
Tenet Healthcare Corp (b)	5,013	882,289
Universal Health Services Inc Class B	3,095	560,659
US Physical Therapy Inc	804	62,873
		7,872,833
Health Care Technology - 0.3%
Certara Inc (b)	5,713	66,842
Claritev Corp Class A (b)(c)	355	16,021
Definitive Healthcare Corp Class A (b)	2,701	10,533
Doximity Inc Class A (b)	7,043	432,018
Evolent Health Inc Class A (b)	5,777	65,049
GoodRx Holdings Inc Class A (b)(c)	5,167	25,732
Health Catalyst Inc (b)	3,006	11,332
HealthStream Inc	1,276	35,307
LifeMD Inc (b)	1,905	25,946
OptimizeRx Corp (b)	1,001	13,514
Phreesia Inc (b)	2,865	81,538
Schrodinger Inc/United States (b)	2,898	58,308
Simulations Plus Inc	795	13,873
Teladoc Health Inc (b)	9,145	79,653
TruBridge Inc (b)	620	14,520
Waystar Holding Corp (b)	3,541	144,721
		1,094,907
Life Sciences Tools & Services - 0.8%
10X Genomics Inc Class A (b)	5,716	66,191
Adaptive Biotechnologies Corp (b)	6,004	69,947
Azenta Inc (b)	2,368	72,887
Bio-Rad Laboratories Inc Class A (b)	1,019	245,905
Bio-Techne Corp	8,358	430,019
BioLife Solutions Inc (b)	1,971	42,455
Bruker Corp	5,853	241,144
Charles River Laboratories International Inc (b)	2,698	409,368
Codexis Inc (b)	3,919	9,562
CryoPort Inc (b)	2,764	20,619
Cytek Biosciences Inc (b)	5,192	17,653
Fortrea Holdings Inc (b)	4,849	23,954
Lifecore Biomedical Inc (b)(c)	1,770	14,372
Maravai LifeSciences Holdings Inc Class A (b)	5,782	13,935
MaxCyte Inc (United States) (b)(c)	5,243	11,430
Medpace Holdings Inc (b)	1,319	413,981
Mesa Laboratories Inc	286	26,947
Niagen Bioscience Inc (b)	2,872	41,386
OmniAb Inc (b)	4,545	7,908
Pacific Biosciences of California Inc (b)(c)	12,339	15,300
Personalis Inc (b)	2,279	14,950
Quanterix Corp (b)	1,762	11,717
Quantum-Si Inc Class A (b)(c)	6,935	13,593
Repligen Corp (b)	2,751	342,169
Sotera Health Co (b)	8,123	90,328
Standard BioTools Inc (b)	16,538	19,846
		2,687,566
Pharmaceuticals - 1.0%
Aclaris Therapeutics Inc (b)	5,480	7,781
Alumis Inc (b)(c)	647	1,940
Amneal Intermediate Inc Class A (b)	7,862	63,604
Amphastar Pharmaceuticals Inc (b)	2,008	46,104
Amylyx Pharmaceuticals Inc (b)	3,482	22,320
ANI Pharmaceuticals Inc (b)	890	58,073
Aquestive Therapeutics Inc (b)(c)	3,544	11,731
Arvinas Inc (b)	3,517	25,885
Axsome Therapeutics Inc (b)	2,148	224,230
Collegium Pharmaceutical Inc (b)	1,744	51,570
Corcept Therapeutics Inc (b)	4,918	360,981
CorMedix Inc (b)	3,183	39,215
Edgewise Therapeutics Inc (b)	3,142	41,192
Elanco Animal Health Inc (b)	26,072	372,308
Enliven Therapeutics Inc (b)	1,568	31,454
Esperion Therapeutics Inc (b)(c)	8,813	8,676
Evolus Inc (b)	2,470	22,749
EyePoint Pharmaceuticals Inc (b)	3,819	35,937
Fulcrum Therapeutics Inc (b)	2,450	16,856
Harmony Biosciences Holdings Inc (b)	2,009	63,484
Harrow Inc (b)	1,593	48,650
Innoviva Inc (b)	2,875	57,759
Jazz Pharmaceuticals PLC (b)	3,186	338,098
LENZ Therapeutics Inc (b)(c)	812	23,800
Ligand Pharmaceuticals Inc (b)	1,004	114,135
Liquidia Corp (b)(c)	2,426	30,228
Mind Medicine MindMed Inc (b)(c)	3,643	23,643
Nektar Therapeutics (b)	555	14,341
Nuvation Bio Inc Class A (b)	13,651	26,619
Ocular Therapeutix Inc (b)	6,767	62,798
Omeros Corp (b)(c)	2,997	8,991
Organon & Co	13,625	131,890
Pacira BioSciences Inc (b)	2,454	58,651
Perrigo Co PLC	7,210	192,651
Phathom Pharmaceuticals Inc (b)(c)	2,442	23,419
Phibro Animal Health Corp Class A	1,090	27,839
Prestige Consumer Healthcare Inc (b)	2,611	208,488
Septerna Inc (c)	869	9,185
SIGA Technologies Inc	2,025	13,203
Supernus Pharmaceuticals Inc (b)	2,951	93,016
Tarsus Pharmaceuticals Inc (b)	1,812	73,404
Terns Pharmaceuticals Inc (b)	2,842	10,601
Theravance Biopharma Inc (b)	1,739	19,181
Third Harmonic Bio Inc (b)	1,074	5,831
Trevi Therapeutics Inc (b)	3,211	17,564
Veru Inc (b)(c)	6,583	3,829
WaVe Life Sciences Ltd (b)	6,130	39,845
Xeris Biopharma Holdings Inc (b)	8,067	37,673
Xeris Biopharma Holdings Inc rights (b)(d)	1,262	0
Zevra Therapeutics Inc (b)	2,678	23,593
		3,245,015
TOTAL HEALTH CARE		35,502,889

Industrials - 19.4%
Aerospace & Defense - 2.2%
AAR Corp (b)	1,860	127,949
AeroVironment Inc (b)	1,478	421,156
AerSale Corp (b)	1,553	9,334
Archer Aviation Inc Class A (b)	21,455	232,787
Astronics Corp (b)	1,598	53,501
ATI Inc (b)	7,518	649,104
BWX Technologies Inc	4,818	694,081
Byrna Technologies Inc (b)(c)	990	30,571
Cadre Holdings Inc	1,352	43,061
Curtiss-Wright Corp	1,984	969,284
Ducommun Inc (b)	730	60,320
Hexcel Corp	4,276	241,551
Huntington Ingalls Industries Inc	2,063	498,132
Intuitive Machines Inc Class A (b)(c)	4,274	46,458
Kratos Defense & Security Solutions Inc (b)	8,062	374,480
Leonardo DRS Inc	3,907	181,597
Loar Holdings Inc (b)	955	82,292
Mercury Systems Inc (b)	2,675	144,076
Moog Inc Class A	1,494	270,369
National Presto Industries Inc	286	28,017
Redwire Corp Class A (b)(c)	1,204	19,625
Rocket Lab Corp (c)	18,450	659,957
Spirit AeroSystems Holdings Inc Class A (b)	6,172	235,462
StandardAero Inc	5,364	169,771
Triumph Group Inc (b)	4,073	104,880
V2X Inc (b)	728	35,344
Virgin Galactic Holdings Inc Class A (b)(c)	1,376	3,756
Woodward Inc	3,127	766,396
		7,153,311
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	6,257	600,360
Forward Air Corp Class A (b)	991	24,319
GXO Logistics Inc (b)	6,302	306,907
Hub Group Inc Class A	3,219	107,611
		1,039,197
Building Products - 1.9%
A O Smith Corp	6,225	408,173
AAON Inc	3,559	262,476
Advanced Drainage Systems Inc	3,723	427,624
Allegion plc	4,574	659,205
American Woodmark Corp (b)	814	43,443
Apogee Enterprises Inc	1,192	48,395
Armstrong World Industries Inc	2,290	371,988
AZEK Co Inc/The Class A (b)	7,569	411,375
AZZ Inc	1,573	148,617
CSW Industrials Inc	885	253,845
Fortune Brands Innovations Inc	6,549	337,143
Gibraltar Industries Inc (b)	1,625	95,875
Griffon Corp	2,071	149,878
Hayward Holdings Inc (b)	7,542	104,080
Insteel Industries Inc	1,033	38,437
Janus International Group Inc (b)	7,547	61,433
JELD-WEN Holding Inc (b)	4,129	16,185
Masterbrand Inc (b)	6,627	72,433
Owens Corning	4,521	621,728
Quanex Building Products Corp	2,466	46,607
Resideo Technologies Inc (b)	7,744	170,833
Simpson Manufacturing Co Inc	2,223	345,254
Tecnoglass Inc	1,178	91,130
Trex Co Inc (b)	5,652	307,356
UFP Industries Inc	3,204	318,349
Zurn Elkay Water Solutions Corp	7,522	275,080
		6,086,942
Commercial Services & Supplies - 1.5%
ABM Industries Inc	3,281	154,896
ACCO Brands Corp	4,657	16,672
ACV Auctions Inc Class A (b)	8,368	135,729
Brady Corp Class A	2,335	158,710
BrightView Holdings Inc (b)	3,152	52,481
Brink's Co/The	2,295	204,921
Casella Waste Systems Inc Class A (b)	3,284	378,908
CECO Environmental Corp (b)	1,506	42,635
Clean Harbors Inc (b)	2,665	616,095
CoreCivic Inc (b)	5,788	121,953
Deluxe Corp	2,333	37,118
Driven Brands Holdings Inc (b)	3,149	55,296
Ennis Inc	1,363	24,725
Enviri Corp (b)	4,289	37,229
GEO Group Inc/The (b)	7,171	171,745
Healthcare Services Group Inc (b)	3,779	56,798
HNI Corp	2,532	124,524
Interface Inc	3,092	64,716
Liquidity Services Inc (b)	1,149	27,105
MillerKnoll Inc	3,578	69,485
Montrose Environmental Group Inc (b)	1,701	37,235
MSA Safety Inc	2,066	346,117
OPENLANE Inc (b)	5,625	137,531
Perma-Fix Environmental Services Inc (b)(c)	901	9,479
Pitney Bowes Inc	8,244	89,942
Quad/Graphics Inc Class A	1,571	8,876
Rollins Inc	14,779	833,831
Steelcase Inc Class A	5,067	52,849
Tetra Tech Inc	14,134	508,259
UniFirst Corp/MA	793	149,258
Vestis Corp	5,826	33,383
Virco Mfg. Corp	500	3,989
VSE Corp	937	122,728
		4,885,218
Construction & Engineering - 2.4%
AECOM	6,987	788,553
Ameresco Inc Class A (b)	1,777	26,993
API Group Corp (b)	12,858	656,401
Arcosa Inc	2,573	223,105
Argan Inc	681	150,147
Bowman Consulting Group Ltd (b)	719	20,671
Comfort Systems USA Inc	1,871	1,003,249
Construction Partners Inc Class A (b)	2,488	264,425
Dycom Industries Inc (b)	1,538	375,872
EMCOR Group Inc	2,425	1,297,108
Everus Construction Group Inc	2,693	171,086
Fluor Corp (b)	9,043	463,635
Granite Construction Inc	2,286	213,764
Great Lakes Dredge & Dock Corp (b)	3,526	42,982
IES Holdings Inc (b)	445	131,822
Limbach Holdings Inc (b)(c)	550	77,055
MasTec Inc (b)	3,247	553,386
Matrix Service Co (b)	1,187	16,036
MYR Group Inc (b)	852	154,595
NWPX Infrastructure Inc (b)	505	20,710
Orion Group Holdings Inc (b)	1,762	15,981
Primoris Services Corp	2,833	220,804
Sterling Infrastructure Inc (b)	1,620	373,783
Tutor Perini Corp (b)	2,325	108,764
Valmont Industries Inc	1,057	345,184
WillScot Holdings Corp	9,742	266,931
		7,983,042
Electrical Equipment - 1.3%
Acuity Inc	1,615	481,819
Allient Inc	792	28,758
American Superconductor Corp (b)	2,061	75,618
Array Technologies Inc (b)(c)	7,434	43,861
Atkore Inc	1,822	128,542
Blink Charging Co (b)(c)	4,524	4,252
Bloom Energy Corp Class A (b)(c)	10,491	250,945
ChargePoint Holdings Inc Class A (b)(c)	23,191	16,310
EnerSys	2,081	178,487
Enovix Corp Class B (b)(c)	8,376	86,608
Eos Energy Enterprises Inc (b)(c)	11,354	58,132
Fluence Energy Inc Class A (b)(c)	3,022	20,278
FuelCell Energy Inc (b)(c)	982	5,509
Generac Holdings Inc (b)	3,144	450,252
GrafTech International Ltd (b)	9,260	9,006
Hyliion Holdings Corp Class A (b)	6,021	7,948
LSI Industries Inc	1,448	24,630
Net Power Inc Class A (b)(c)	1,747	4,315
NEXTracker Inc Class A (b)	7,580	412,125
NuScale Power Corp Class A (b)(c)	5,740	227,074
nVent Electric PLC	8,690	636,543
Plug Power Inc (b)(c)	45,953	68,470
Powell Industries Inc (c)	501	105,435
Preformed Line Products Co	161	25,729
Regal Rexnord Corp	3,493	506,345
Sensata Technologies Holding PLC	7,898	237,809
SES AI Corp Class A (b)	7,602	6,753
Shoals Technologies Group Inc (b)	8,663	36,818
Sunrun Inc (b)	11,887	97,236
Thermon Group Holdings Inc (b)	1,760	49,421
Vicor Corp (b)	1,233	55,929
		4,340,957
Ground Transportation - 1.1%
ArcBest Corp	1,206	92,874
Avis Budget Group Inc (b)	898	151,807
Covenant Logistics Group Inc Class A	870	20,976
Ftai Infrastructure Inc	6,033	37,224
Heartland Express Inc	2,107	18,204
Hertz Global Holdings Inc (b)(c)	6,340	43,302
Knight-Swift Transportation Holdings Inc	8,532	377,370
Landstar System Inc	1,865	259,272
Lyft Inc Class A (b)	19,430	306,217
Marten Transport Ltd	3,086	40,087
Proficient Auto Logistics Inc (b)	816	5,923
RXO Inc (b)	7,480	117,586
Ryder System Inc	2,215	352,185
Saia Inc (b)	1,403	384,408
Schneider National Inc Class B (c)	2,507	60,544
U-Haul Holding Co (b)(c)	619	37,487
U-Haul Holding Co Class N	5,184	281,854
Universal Logistics Holdings Inc	365	9,264
Werner Enterprises Inc	3,313	90,644
XPO Inc (b)	6,179	780,346
		3,467,574
Machinery - 4.4%
3D Systems Corp (b)(c)	6,630	10,210
AGCO Corp	3,270	337,333
Alamo Group Inc	548	119,672
Albany International Corp Class A	1,658	116,276
Allison Transmission Holdings Inc	4,500	427,455
Astec Industries Inc	1,191	49,653
Atmus Filtration Technologies Inc	4,372	159,228
Blue Bird Corp (b)	1,725	74,451
Chart Industries Inc (b)	2,217	365,029
CNH Industrial NV Class A	46,064	596,989
Columbus McKinnon Corp/NY	1,599	24,417
Crane Co	2,566	487,258
Donaldson Co Inc	6,297	436,697
Douglas Dynamics Inc	1,220	35,953
Energy Recovery Inc (b)	2,948	37,675
Enerpac Tool Group Corp Class A	2,879	116,772
Enpro Inc	1,109	212,429
Esab Corp	2,998	361,409
ESCO Technologies Inc	1,362	261,327
Federal Signal Corp	3,225	343,205
Flowserve Corp	6,924	362,471
Franklin Electric Co Inc	2,077	186,390
Gates Industrial Corp PLC (b)	11,988	276,084
Gorman-Rupp Co/The	1,084	39,804
Graco Inc	8,896	764,789
Graham Corp (b)	565	27,973
Greenbrier Cos Inc/The	1,627	74,923
Helios Technologies Inc	1,784	59,532
Hillenbrand Inc	3,653	73,316
Hillman Solutions Corp Class A (b)	10,221	72,978
Hyster-Yale Inc Class A	606	24,107
ITT Inc	4,287	672,330
JBT Marel Corp	2,435	292,833
Kadant Inc (c)	620	196,819
Kennametal Inc	4,122	94,641
Lincoln Electric Holdings Inc	2,975	616,777
Lindsay Corp	567	81,790
Manitowoc Co Inc/The (b)	1,933	23,235
Mayville Engineering Co Inc (b)	638	10,182
Middleby Corp/The (b)	2,833	407,952
Miller Industries Inc/TN (c)	623	27,699
Mueller Industries Inc	5,998	476,661
Mueller Water Products Inc Class A1	8,258	198,522
Nordson Corp	2,859	612,884
Oshkosh Corp	3,431	389,556
Pentair PLC	8,702	893,348
Proto Labs Inc (b)	1,313	52,573
RBC Bearings Inc (b)	1,648	634,150
REV Group Inc	2,748	130,777
Shyft Group Inc/The	1,796	22,522
SPX Technologies Inc (b)	2,446	410,145
Standex International Corp	631	98,739
Symbotic Inc Class A (b)(c)	2,095	81,391
Tennant CO	990	76,705
Terex Corp	3,509	163,835
Timken Co/The	3,370	244,494
Titan International Inc (b)	2,417	24,823
Toro Co/The	5,310	375,311
Trinity Industries Inc	4,388	118,520
Wabash National Corp	2,158	22,940
Watts Water Technologies Inc Class A	1,444	355,065
Worthington Enterprises Inc	1,652	105,133
		14,448,157
Marine Transportation - 0.1%
Genco Shipping & Trading Ltd (c)	2,314	30,243
Kirby Corp (b)	3,011	341,478
Matson Inc	1,745	194,306
		566,027
Passenger Airlines - 0.4%
Alaska Air Group Inc (b)	6,500	321,620
Allegiant Travel Co (b)	763	41,927
American Airlines Group Inc (b)(c)	34,697	389,301
Blade Air Mobility Inc (b)	3,052	12,300
Frontier Group Holdings Inc (b)(c)	3,988	14,476
JetBlue Airways Corp (b)	15,762	66,673
Joby Aviation Inc Class A (b)(c)	25,446	268,455
SkyWest Inc (b)	2,134	219,738
Sun Country Airlines Holdings Inc (b)	2,128	25,004
		1,359,494
Professional Services - 2.3%
Alight Inc Class A	23,963	135,631
Amentum Holdings Inc	7,582	179,011
Barrett Business Services Inc	1,337	55,740
BlackSky Technology Inc Class A (b)(c)	1,229	25,293
CACI International Inc (b)	1,182	563,459
Cbiz Inc (b)	2,636	189,028
Clarivate PLC (b)(c)	23,742	102,091
Concentrix Corp (c)	2,447	129,336
Conduent Inc (b)	7,344	19,388
CRA International Inc	360	67,453
CSG Systems International Inc	1,432	93,524
Dayforce Inc (b)	8,382	464,279
Dun & Bradstreet Holdings Inc	16,281	147,994
ExlService Holdings Inc (b)	8,475	371,120
Exponent Inc	2,687	200,746
First Advantage Corp (b)(c)	3,209	53,301
Franklin Covey Co (b)	546	12,460
FTI Consulting Inc (b)	1,862	300,713
Genpact Ltd	8,467	372,633
Heidrick & Struggles International Inc	1,110	50,794
Huron Consulting Group Inc (b)	861	118,422
ICF International Inc	1,007	85,303
Innodata Inc (b)(c)	1,371	70,223
Insperity Inc	1,875	112,725
KBR Inc	7,027	336,874
Kelly Services Inc Class A	1,575	18,443
Kforce Inc	924	38,004
Korn Ferry	2,726	199,898
Legalzoom.com Inc (b)	5,619	50,065
ManpowerGroup Inc	2,455	99,182
Maximus Inc	2,991	209,968
Mistras Group Inc (b)	953	7,634
NV5 Global Inc (b)	2,709	62,551
Parsons Corp (b)	2,467	177,057
Paycom Software Inc	2,482	574,335
Paylocity Holding Corp (b)	2,298	416,375
Planet Labs PBC Class A (b)	11,469	69,961
Resolute Holdings Management Inc (c)	131	4,174
Resources Connection Inc	1,546	8,302
Robert Half Inc	5,319	218,345
Science Applications International Corp	2,580	290,534
Spire Global Inc Class A (b)	1,147	13,649
TriNet Group Inc	1,619	118,414
TrueBlue Inc (b)	1,490	9,655
TTEC Holdings Inc (b)	1,073	5,160
UL Solutions Inc Class A	3,269	238,179
Upwork Inc (b)	6,712	90,209
Verra Mobility Corp Class A (b)	8,693	220,715
Willdan Group Inc (b)	712	44,507
		7,442,857
Trading Companies & Distributors - 1.5%
Air Lease Corp Class A	5,457	319,180
Alta Equipment Group Inc Class A	908	5,738
Applied Industrial Technologies Inc	2,024	470,479
BlueLinx Holdings Inc (b)	432	32,132
Boise Cascade Co	2,035	176,679
Core & Main Inc Class A (b)	10,025	605,009
Custom Truck One Source Inc Class A (b)(c)	2,655	13,116
Distribution Solutions Group Inc (b)	458	12,580
DNOW Inc (b)	5,513	81,758
DXP Enterprises Inc/TX (b)	654	57,323
FTAI Aviation Ltd	5,407	622,021
GATX Corp	1,873	287,618
Global Industrial Co	761	20,555
GMS Inc (b)	2,049	222,829
Herc Holdings Inc	1,504	198,062
Hudson Technologies Inc (b)	1,944	15,785
McGrath RentCorp	1,298	150,516
Mrc Global Inc (b)	4,563	62,559
MSC Industrial Direct Co Inc Class A	2,370	201,497
NPK International Inc (b)	4,582	38,993
QXO Inc (b)(c)	12,960	279,158
Rush Enterprises Inc Class A	3,297	169,828
SiteOne Landscape Supply Inc (b)	2,375	287,233
Titan Machinery Inc (b)	1,108	21,949
Transcat Inc (b)	507	43,582
Wesco International Inc	2,343	433,924
Willis Lease Finance Corp	141	20,132
Xometry Inc Class A (b)	2,372	80,150
		4,930,385
TOTAL INDUSTRIALS		63,703,161

Information Technology - 12.1%
Communications Equipment - 0.8%
ADTRAN Holdings Inc (b)	3,809	34,167
Applied Optoelectronics Inc (b)(c)	2,454	63,043
Aviat Networks Inc (b)	587	14,117
Calix Inc (b)	3,112	165,527
Ciena Corp (b)	7,489	609,080
Clearfield Inc (b)	649	28,173
CommScope Holding Co Inc (b)	11,206	92,786
Digi International Inc (b)	1,951	68,012
Extreme Networks Inc (b)	7,005	125,740
Harmonic Inc (b)	6,217	58,875
Juniper Networks Inc	17,410	695,182
Lumentum Holdings Inc (b)	3,646	346,589
Netgear Inc (b)	1,481	43,053
NetScout Systems Inc (b)	3,725	92,417
Ribbon Communications Inc (b)	4,572	18,334
Viasat Inc (b)	4,604	67,218
Viavi Solutions Inc (b)	11,734	118,161
		2,640,474
Electronic Equipment, Instruments & Components - 2.5%
908 Devices Inc (b)	1,344	9,583
Advanced Energy Industries Inc	1,989	263,543
Aeva Technologies Inc (b)(c)	1,770	66,888
Arlo Technologies Inc (b)	5,305	89,973
Arrow Electronics Inc (b)	2,746	349,923
Avnet Inc	4,559	241,992
Badger Meter Inc	1,550	379,673
Bel Fuse Inc Class B	547	53,436
Belden Inc	2,121	245,612
Benchmark Electronics Inc	1,893	73,505
Climb Global Solutions Inc	192	20,527
Cognex Corp	8,967	284,433
Coherent Corp (b)	8,171	728,935
Crane NXT Co	2,601	140,194
CTS Corp	1,623	69,156
Daktronics Inc (b)	2,121	32,070
ePlus Inc (b)	1,374	99,065
Evolv Technologies Holdings Inc Class A (b)	5,970	37,253
FARO Technologies Inc (b)	1,019	44,754
Flex Ltd (b)	20,186	1,007,685
Insight Enterprises Inc (b)	1,440	198,842
IPG Photonics Corp (b)	1,400	96,110
Itron Inc (b)	2,375	312,621
Kimball Electronics Inc (b)	1,235	23,749
Knowles Corp (b)	4,639	81,739
Lightwave Logic Inc (b)(c)	5,869	7,277
Littelfuse Inc	1,310	297,016
Methode Electronics Inc	1,783	16,956
MicroVision Inc (b)(c)	11,919	13,588
Mirion Technologies Inc Class A (b)	9,887	212,867
Napco Security Technologies Inc	1,906	56,589
nLight Inc (b)	2,565	50,479
Novanta Inc (b)	1,894	244,193
OSI Systems Inc (b)	823	185,060
Ouster Inc Class A (b)	2,291	55,557
PAR Technology Corp (b)(c)	2,042	141,654
PC Connection Inc	646	42,494
Plexus Corp (b)	1,425	192,817
Powerfleet Inc NJ (b)	5,770	24,869
Red Cat Holdings Inc (b)(c)	3,327	24,221
Rogers Corp (b)	907	62,111
Sanmina Corp (b)	2,863	280,087
ScanSource Inc (b)	1,128	47,162
SmartRent Inc Class A (b)(c)	8,644	8,557
TD SYNNEX Corp	3,969	538,593
TTM Technologies Inc (b)	5,380	219,612
Vishay Intertechnology Inc	6,000	95,280
Vishay Precision Group Inc (b)	598	16,804
Vontier Corp	7,820	288,558
		8,073,662
IT Services - 0.7%
Amdocs Ltd	5,940	541,966
Applied Digital Corp (b)(c)	9,407	94,728
ASGN Inc (b)	2,352	117,435
Backblaze Inc Class A (b)	2,257	12,414
BigBear.ai Holdings Inc (b)(c)	4,921	33,414
BigCommerce Holdings Inc (b)	3,193	15,965
Couchbase Inc (b)	2,259	55,074
DigitalOcean Holdings Inc (b)	3,357	95,876
DXC Technology Co (b)	9,544	145,928
EPAM Systems Inc (b)	2,990	528,692
Fastly Inc Class A (b)	6,902	48,728
Grid Dynamics Holdings Inc (b)	3,386	39,108
Hackett Group Inc/The	1,343	34,139
Kyndryl Holdings Inc (b)	12,257	514,304
Rackspace Technology Inc (b)	3,906	5,000
TSS Inc/MD (b)(c)	633	18,249
Unisys Corp (b)	3,843	17,409
		2,318,429
Semiconductors & Semiconductor Equipment - 2.2%
ACM Research Inc Class A (b)	2,598	67,288
Aehr Test Systems (b)(c)	1,604	20,740
Alpha & Omega Semiconductor Ltd (b)	1,278	32,793
Ambarella Inc (b)	2,072	136,887
Amkor Technology Inc	5,979	125,499
Atomera Inc (b)(c)	1,428	7,197
Axcelis Technologies Inc (b)	1,725	120,215
CEVA Inc (b)	1,293	28,420
Cirrus Logic Inc (b)	2,794	291,288
Cohu Inc (b)	2,446	47,061
Credo Technology Group Holding Ltd (b)	7,582	702,018
Diodes Inc (b)	2,446	129,369
Enphase Energy Inc (b)	6,985	276,955
FormFactor Inc (b)	4,080	140,393
Ichor Holdings Ltd (b)	1,765	34,665
Impinj Inc (b)	1,218	135,283
Kopin Corp (b)	6,838	10,462
Lattice Semiconductor Corp (b)	7,268	356,059
MACOM Technology Solutions Holdings Inc (b)	3,130	448,498
MaxLinear Inc Class A (b)	4,154	59,028
MKS Inc	3,539	351,635
Navitas Semiconductor Corp Class A (b)(c)	6,908	45,247
NVE Corp	274	20,169
Onto Innovation Inc (b)	2,602	262,620
PDF Solutions Inc (b)	1,661	35,512
Penguin Solutions Inc (b)	2,843	56,320
Photronics Inc (b)	3,361	63,288
Power Integrations Inc	3,001	167,756
Qorvo Inc (b)	4,915	417,333
Rambus Inc (b)	5,613	359,344
Rigetti Computing Inc Class A (b)(c)	13,011	154,310
Semtech Corp (b)	4,528	204,394
Silicon Laboratories Inc (b)	1,708	251,691
SiTime Corp (b)	1,008	214,785
SkyWater Technology Inc (b)(c)	1,080	10,627
Skyworks Solutions Inc	8,464	630,738
SolarEdge Technologies Inc (b)(c)	3,092	63,077
Synaptics Inc (b)	2,061	133,594
Ultra Clean Holdings Inc (b)	2,430	54,845
Universal Display Corp	2,325	359,120
Veeco Instruments Inc (b)	3,050	61,976
		7,088,499
Software - 5.4%
8x8 Inc (b)	7,598	14,892
A10 Networks Inc	3,896	75,388
ACI Worldwide Inc (b)	5,529	253,836
Adeia Inc	5,669	80,160
Agilysys Inc (b)	1,187	136,078
Alarm.com Holdings Inc (b)	2,604	147,308
Alkami Technology Inc (b)	3,517	106,002
Amplitude Inc Class A (b)	4,395	54,498
Appfolio Inc Class A (b)	1,227	282,554
Appian Corp Class A (b)	2,226	66,468
Arteris Inc (b)	1,306	12,446
Asana Inc Class A (b)	4,393	59,306
Aurora Innovation Inc Class A (b)(c)	54,996	288,179
AvePoint Inc Class A (b)	5,468	105,587
Bentley Systems Inc Class B	8,118	438,128
BILL Holdings Inc (b)	4,945	228,756
Blackbaud Inc (b)	2,005	128,741
BlackLine Inc (b)(c)	2,731	154,629
Blend Labs Inc Class A (b)	10,004	33,013
Box Inc Class A (b)	7,555	258,154
Braze Inc Class A (b)	3,622	101,778
C3.ai Inc Class A (b)(c)	6,038	148,354
Ccc Intelligent Solutions Holdings Inc Class A (b)	24,951	234,789
Cerence Inc (b)	2,321	23,697
Cipher Mining Inc (b)(c)	11,672	55,792
Cleanspark Inc (b)(c)	14,674	161,854
Clear Secure Inc Class A	4,968	137,912
Clearwater Analytics Holdings Inc Class A (b)	11,270	247,151
Commvault Systems Inc (b)	2,320	404,446
Confluent Inc Class A (b)	13,610	339,297
Consensus Cloud Solutions Inc (b)	882	20,339
Core Scientific Inc (b)	14,728	251,407
Daily Journal Corp (b)	52	21,957
Digimarc Corp (b)(c)	725	9,577
Digital Turbine Inc (b)	5,178	30,550
Dolby Laboratories Inc Class A	3,227	239,637
Domo Inc Class B (b)	1,809	25,272
Dropbox Inc Class A (b)	11,362	324,953
Dynatrace Inc (b)	15,773	870,827
E2open Parent Holdings Inc Class A (b)	11,213	36,218
Elastic NV (b)	4,589	386,990
Expensify Inc Class A (b)	2,541	6,581
Five9 Inc (b)	3,967	105,046
Freshworks Inc Class A (b)	9,962	148,533
Gitlab Inc Class A (b)(c)	6,481	292,358
Guidewire Software Inc (b)	4,401	1,036,216
I3 Verticals Inc Class A (b)(c)	1,175	32,289
Informatica Inc Class A (b)	4,317	105,119
Intapp Inc (b)	2,807	144,897
InterDigital Inc (c)	1,354	303,607
Jamf Holding Corp (b)	3,220	30,622
Klaviyo Inc Class A (b)	4,160	139,693
LiveRamp Holdings Inc (b)	3,481	115,012
Manhattan Associates Inc (b)	3,223	636,446
MARA Holdings Inc (b)(c)	17,901	280,688
Meridianlink Inc (b)	1,494	24,248
Mitek Systems Inc (b)	2,540	25,146
N-able Inc/US (b)	3,804	30,812
nCino Inc (b)(c)	4,889	136,745
NCR Voyix Corp (b)	7,601	89,160
NextNav Inc Class A (b)	3,566	54,203
Nutanix Inc Class A (b)	13,130	1,003,657
Olo Inc Class A (b)	6,027	53,640
OneSpan Inc	1,925	32,128
Onestream Inc Class A (c)	2,679	75,816
Ooma Inc (b)	1,245	16,061
PagerDuty Inc (b)	4,679	71,495
Pegasystems Inc	4,712	255,061
Porch Group Inc (b)	4,930	58,125
Procore Technologies Inc (b)	5,645	386,231
Progress Software Corp	2,282	145,683
PROS Holdings Inc (b)	2,236	35,016
Q2 Holdings Inc (b)	3,201	299,582
Qualys Inc (b)	1,930	275,739
Rapid7 Inc (b)	3,384	78,272
Red Violet Inc	632	31,094
Rekor Systems Inc (b)(c)	6,412	7,438
RingCentral Inc Class A (b)	4,227	119,835
Riot Platforms Inc (b)(c)	15,777	178,280
Rubrik Inc Class A (b)	4,591	411,308
Samsara Inc Class A (b)	13,350	531,063
SEMrush Holdings Inc Class A (b)	1,635	14,797
SentinelOne Inc Class A (b)	15,565	284,528
SoundHound AI Inc Class A (b)(c)	19,028	204,170
Sprinklr Inc Class A (b)	6,036	51,065
Sprout Social Inc Class A (b)	2,672	55,872
SPS Commerce Inc (b)	2,003	272,588
Telos Corp (b)	2,692	8,534
Tenable Holdings Inc (b)	6,308	213,084
Teradata Corp (b)	5,038	112,398
Terawulf Inc (b)(c)	16,496	72,252
UiPath Inc Class A (b)	22,436	287,181
Unity Software Inc (b)	15,511	375,366
Varonis Systems Inc (b)	5,929	300,897
Verint Systems Inc (b)	3,301	64,931
Veritone Inc (b)(c)	1,826	2,301
Vertex Inc Class A (b)	2,778	98,161
Viant Technology Inc Class A (b)	804	10,637
Weave Communications Inc (b)	1,950	16,224
Workiva Inc Class A (b)	2,718	186,047
Xperi Inc (b)	2,294	18,146
Yext Inc (b)	5,568	47,328
Zeta Global Holdings Corp Class A (b)	11,219	173,782
		17,670,154
Technology Hardware, Storage & Peripherals - 0.5%
CompoSecure Inc Class A (b)(c)	2,118	29,843
Corsair Gaming Inc (b)	2,486	23,443
Diebold Nixdorf Inc (b)	1,996	110,578
Eastman Kodak Co (b)(c)	4,053	22,899
Immersion Corp	1,426	11,237
IonQ Inc (b)(c)	10,382	446,115
Pure Storage Inc Class A (b)	16,335	940,569
Sandisk Corp/DE	6,076	275,547
Turtle Beach Corp (b)(c)	827	11,437
Xerox Holdings Corp (c)	6,141	32,363
		1,904,031
TOTAL INFORMATION TECHNOLOGY		39,695,249

Materials - 4.1%
Chemicals - 1.9%
AdvanSix Inc	1,429	33,939
Albemarle Corp (c)	6,203	388,742
American Vanguard Corp (b)	1,373	5,382
Arq Inc (b)	1,679	9,016
Ashland Inc	2,497	125,549
ASP Isotopes Inc (b)(c)	2,747	20,218
Aspen Aerogels Inc (b)	3,758	22,247
Avient Corp	4,824	155,863
Axalta Coating Systems Ltd (b)	11,476	340,722
Balchem Corp	1,711	272,391
Cabot Corp	2,855	214,125
Celanese Corp	5,770	319,254
Chemours Co/The	7,967	91,222
Danimer Scientific Inc warrants 7/15/2025 (b)	1,003	0
Ecovyst Inc (b)	5,554	45,709
Element Solutions Inc	11,726	265,594
FMC Corp	6,590	275,133
Ginkgo Bioworks Holdings Inc Class A (b)(c)	2,098	23,603
Hawkins Inc	1,006	142,953
HB Fuller Co	2,882	173,352
Huntsman Corp	8,663	90,268
Ingevity Corp (b)	1,919	82,690
Innospec Inc	1,317	110,747
Intrepid Potash Inc (b)	492	17,579
Koppers Holdings Inc	1,092	35,108
Kronos Worldwide Inc	1,049	6,504
LSB Industries Inc (b)	2,964	23,119
Mativ Holdings Inc	2,707	18,462
Minerals Technologies Inc	1,697	93,454
Mosaic Co/The	16,741	610,712
NewMarket Corp	401	277,035
Olin Corp	6,127	123,091
Origin Materials Inc Class A (b)	5,811	2,808
Perimeter Solutions Inc	7,322	101,922
PureCycle Technologies Inc (b)(c)	7,725	105,833
Quaker Chemical Corp (c)	712	79,701
Rayonier Advanced Materials Inc (b)	3,199	12,316
RPM International Inc	6,768	743,398
Scotts Miracle-Gro Co/The	2,275	150,059
Sensient Technologies Corp	2,231	219,798
Stepan Co	1,142	62,330
Trinseo PLC (c)	1,750	5,460
Tronox Holdings PLC	6,217	31,520
Westlake Corp	1,766	134,092
		6,063,020
Construction Materials - 0.2%
Eagle Materials Inc	1,755	354,704
Knife River Corp (b)	2,988	243,940
United States Lime & Minerals Inc	544	54,291
		652,935
Containers & Packaging - 0.8%
AptarGroup Inc	3,503	547,975
Ardagh Metal Packaging SA	7,899	33,808
Crown Holdings Inc	6,164	634,770
Graphic Packaging Holding CO	15,820	333,327
Greif Inc Class A	1,357	88,191
Myers Industries Inc	2,060	29,849
O-I Glass Inc (b)	8,199	120,853
Ranpak Holdings Corp Class A (b)	2,112	7,540
Sealed Air Corp	7,678	238,248
Silgan Holdings Inc	4,268	231,240
Sonoco Products Co	5,193	226,207
TriMas Corp	1,969	56,333
		2,548,341
Metals & Mining - 1.1%
Alcoa Corp	13,616	401,808
Alpha Metallurgical Resources Inc (b)	578	65,013
Carpenter Technology Corp	2,632	727,432
Century Aluminum Co (b)	2,693	48,528
Cleveland-Cliffs Inc (b)	25,533	194,051
Coeur Mining Inc (b)	33,678	298,387
Commercial Metals Co	5,986	292,775
Compass Minerals International Inc (b)	1,841	36,986
Contango ORE Inc (b)(c)	502	9,779
Hecla Mining Co	33,324	199,611
Idaho Strategic Resources Inc (b)(c)	585	7,652
Ivanhoe Electric Inc / US (b)(c)	4,979	45,160
Kaiser Aluminum Corp	852	68,075
Materion Corp	1,080	85,720
Mesabi Trust	772	18,497
Metallus Inc (b)	1,926	29,680
MP Materials Corp (b)(c)	6,370	211,930
Olympic Steel Inc	558	18,185
Piedmont Lithium Inc (b)(c)	892	5,190
Radius Recycling Inc Class A	1,353	40,171
Ramaco Resources Inc Class A	1,278	16,793
Ramaco Resources Inc Class B	11	90
Royal Gold Inc	3,465	616,216
Ryerson Holding Corp	1,378	29,723
SunCoke Energy Inc	4,437	38,114
Warrior Met Coal Inc (c)	2,770	126,949
Worthington Steel Inc	1,901	56,707
		3,689,222
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	915	24,924
Louisiana-Pacific Corp	3,290	282,907
Sylvamo Corp	1,821	91,232
		399,063
TOTAL MATERIALS		13,352,581

Real Estate - 6.3%
Diversified REITs - 0.2%
Alexander & Baldwin Inc	3,906	69,644
Alpine Income Property Trust Inc	688	10,119
American Assets Trust Inc	2,517	49,711
Armada Hoffler Properties Inc Class A	4,326	29,720
Broadstone Net Lease Inc Class A	10,082	161,816
CTO Realty Growth Inc	1,465	25,286
Essential Properties Realty Trust Inc	9,904	316,037
Gladstone Commercial Corp	2,314	33,160
Global Net Lease Inc	10,813	81,638
One Liberty Properties Inc	933	22,261
		799,392
Health Care REITs - 0.7%
American Healthcare REIT Inc	8,069	296,455
CareTrust REIT Inc	9,922	303,613
Community Healthcare Trust Inc	1,443	23,997
Diversified Healthcare Trust	11,527	41,267
Global Medical REIT Inc	3,595	24,913
Healthcare Realty Trust Inc	18,808	298,295
LTC Properties Inc	2,458	85,071
Medical Properties Trust Inc (c)	31,779	136,967
National Health Investors Inc	2,415	169,340
Omega Healthcare Investors Inc	14,881	545,389
Sabra Health Care REIT Inc	12,524	230,943
Sila Realty Trust Inc (c)	2,895	68,525
Universal Health Realty Income Trust	725	28,978
		2,253,753
Hotel & Resort REITs - 0.3%
Apple Hospitality REIT Inc	11,856	138,360
Chatham Lodging Trust	2,838	19,780
DiamondRock Hospitality Co	10,856	83,157
Park Hotels & Resorts Inc (c)	11,101	113,563
Pebblebrook Hotel Trust	6,199	61,928
RLJ Lodging Trust	8,029	58,451
Ryman Hospitality Properties Inc	3,156	311,403
Service Properties Trust	9,325	22,286
Summit Hotel Properties Inc	5,952	30,296
Sunstone Hotel Investors Inc	10,716	93,015
Xenia Hotels & Resorts Inc	5,449	68,494
		1,000,733
Industrial REITs - 0.7%
Americold Realty Trust Inc	13,846	230,259
EastGroup Properties Inc	2,742	458,243
First Industrial Realty Trust Inc	6,985	336,188
Lineage Inc (c)	3,146	136,914
LXP Industrial Trust	15,799	130,500
Plymouth Industrial REIT Inc	2,151	34,544
Rexford Industrial Realty Inc	12,022	427,623
STAG Industrial Inc Class A	9,864	357,866
Terreno Realty Corp	5,271	295,545
		2,407,682
Office REITs - 0.8%
Brandywine Realty Trust	9,228	39,588
BXP Inc	7,683	518,372
COPT Defense Properties	5,953	164,184
Cousins Properties Inc	8,871	266,396
Douglas Emmett Inc	8,879	133,540
Easterly Government Properties Inc	2,134	47,375
Empire State Realty Trust Inc Class A	7,288	58,960
Highwoods Properties Inc	5,723	177,928
Hudson Pacific Properties Inc (b)	7,975	21,852
JBG SMITH Properties (c)	4,397	76,068
Kilroy Realty Corp	5,633	193,268
NET Lease Office Properties (b)	744	24,217
Orion Properties Inc	2,658	5,661
Paramount Group Inc (b)	9,780	59,658
Peakstone Realty Trust	1,904	25,152
Piedmont Realty Trust Inc Class A1	6,455	47,057
Postal Realty Trust Inc Class A	1,211	17,838
SL Green Realty Corp	3,701	229,092
Vornado Realty Trust	8,761	335,021
		2,441,227
Real Estate Management & Development - 0.7%
Anywhere Real Estate Inc (b)	5,526	20,004
Compass Inc Class A (b)	22,103	138,807
Cushman & Wakefield PLC (b)	12,144	134,434
Douglas Elliman Inc (b)	3,464	8,036
eXp World Holdings Inc (c)	4,504	40,986
Forestar Group Inc (b)	1,062	21,240
Howard Hughes Holdings Inc (b)	1,602	108,135
Jones Lang LaSalle Inc (b)	2,501	639,706
Kennedy-Wilson Holdings Inc	6,153	41,840
Marcus & Millichap Inc	1,266	38,879
Newmark Group Inc Class A	7,315	88,877
Opendoor Technologies Inc Class A (b)(c)	32,679	17,418
RE/MAX Holdings Inc Class A (b)	914	7,477
RMR Group Inc/The Class A	995	16,268
Seaport Entertainment Group Inc (c)	390	7,274
St Joe Co/The	1,974	94,160
Tejon Ranch Co (b)	1,271	21,556
Zillow Group Inc Class A (b)	3,063	209,785
Zillow Group Inc Class C (b)	8,246	577,633
		2,232,515
Residential REITs - 0.7%
American Homes 4 Rent Class A	16,721	603,126
Apartment Investment and Management Co Class A	6,570	56,831
Camden Property Trust	5,623	633,656
Centerspace	902	54,291
Elme Communities	4,720	75,048
Equity LifeStyle Properties Inc	10,072	621,140
Independence Realty Trust Inc	12,182	215,500
NexPoint Residential Trust Inc	1,181	39,351
UMH Properties Inc	3,953	66,371
Veris Residential Inc	4,298	63,997
		2,429,311
Retail REITs - 1.5%
Acadia Realty Trust	6,364	118,179
Agree Realty Corp (c)	5,643	412,278
Alexander's Inc	121	27,264
Brixmor Property Group Inc	16,146	420,442
CBL & Associates Properties Inc	717	18,205
Curbline Properties Corp	5,005	114,264
Federal Realty Investment Trust	4,072	386,799
FrontView REIT Inc	802	9,624
Getty Realty Corp (c)	2,733	75,540
InvenTrust Properties Corp	4,128	113,107
Kimco Realty Corp	35,841	753,379
Kite Realty Group Trust	11,653	263,940
Macerich Co/The	13,135	212,524
NETSTREIT Corp (c)	4,313	73,019
NNN REIT Inc	9,916	428,173
Phillips Edison & Co Inc	6,624	232,039
Regency Centers Corp	8,603	612,792
Saul Centers Inc	697	23,796
SITE Centers Corp	2,488	28,139
Tanger Inc	5,847	178,801
Urban Edge Properties	6,670	124,462
Whitestone REIT	2,332	29,103
		4,655,869
Specialized REITs - 0.7%
CubeSmart	11,956	508,130
EPR Properties	4,008	233,506
Farmland Partners Inc	2,408	27,716
Four Corners Property Trust Inc	5,323	143,242
Gladstone Land Corp	1,699	17,279
Lamar Advertising Co Class A	4,639	562,989
Millrose Properties Inc Class A	6,345	180,896
National Storage Affiliates Trust	3,734	119,451
Outfront Media Inc	7,292	119,005
PotlatchDeltic Corp	3,810	146,190
Rayonier Inc	7,450	165,241
Safehold Inc	2,440	37,966
Uniti Group Inc (b)	13,056	56,402
		2,318,013
TOTAL REAL ESTATE		20,538,495

Utilities - 2.3%
Electric Utilities - 0.8%
ALLETE Inc	3,030	194,132
Hawaiian Electric Industries Inc (b)(c)	9,201	97,807
IDACORP Inc	2,803	323,606
MGE Energy Inc	1,913	169,186
OGE Energy Corp	10,562	468,742
Oklo Inc Class A (b)(c)	3,799	212,706
Otter Tail Corp	2,209	170,292
Pinnacle West Capital Corp	5,971	534,225
Portland General Electric Co	5,771	234,476
TXNM Energy Inc	4,739	266,900
		2,672,072
Gas Utilities - 0.7%
Chesapeake Utilities Corp	1,209	145,346
MDU Resources Group Inc	10,749	179,186
National Fuel Gas Co	4,769	403,982
New Jersey Resources Corp	5,294	237,277
Northwest Natural Holding Co	2,099	83,372
ONE Gas Inc	2,990	214,861
Southwest Gas Holdings Inc	3,190	237,304
Spire Inc	3,081	224,882
UGI Corp	11,312	411,984
		2,138,194
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp/The	37,503	394,532
Clearway Energy Inc Class A	2,132	64,514
Clearway Energy Inc Class C	4,098	131,136
Hallador Energy Co (b)	1,748	27,670
Ormat Technologies Inc	3,030	253,793
Talen Energy Corp (b)	2,422	704,245
		1,575,890
Multi-Utilities - 0.1%
Avista Corp	4,190	159,011
Black Hills Corp	3,778	211,946
Northwestern Energy Group Inc	3,249	166,674
Unitil Corp	828	43,179
		580,810
Water Utilities - 0.2%
American States Water Co	2,003	153,550
Cadiz Inc (b)	2,470	7,385
California Water Service Group	3,160	143,717
Consolidated Water Co Ltd	833	25,007
Essential Utilities Inc	13,319	494,668
H2O America	1,585	82,372
Middlesex Water Co	922	49,954
York Water Co/The	818	25,849
		982,502
TOTAL UTILITIES		7,949,468

TOTAL UNITED STATES		309,343,557
TOTAL COMMON STOCKS (Cost $254,154,977)		315,495,643

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (g) (Cost $474,153)	4.25	477,000	474,082

Money Market Funds - 10.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.32	11,833,171	11,835,537
Fidelity Securities Lending Cash Central Fund (h)(i)	4.32	22,631,009	22,633,272
TOTAL MONEY MARKET FUNDS (Cost $34,468,809)			34,468,809

TOTAL INVESTMENT IN SECURITIES - 106.7% (Cost $289,097,939)	350,438,534
NET OTHER ASSETS (LIABILITIES) - (6.7)%	(21,986,495)
NET ASSETS - 100.0%	328,452,039

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Russell 2000 Index Contracts (United States)	54	Sep 2025	5,917,590	72,176	72,176
CME S&P 400 Midcap Index Contracts (United States)	22	Sep 2025	6,876,100	65,624	65,624

TOTAL FUTURES CONTRACTS					137,800
The notional amount of futures purchased as a percentage of Net Assets is 3.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $42,542 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $474,082.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,870,950	66,937,729	62,973,142	153,224	-	-	11,835,537	11,833,171	0.0%
Fidelity Securities Lending Cash Central Fund	17,101,417	33,999,607	28,467,752	69,020	-	-	22,633,272	22,631,009	0.1%
Total	24,972,367	100,937,336	91,440,894	222,244	-	-	34,468,809

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	11,671,843	11,671,843	-	-
Consumer Discretionary	38,818,426	38,818,426	-	-
Consumer Staples	13,036,395	13,036,395	-	-
Energy	11,189,901	11,189,901	-	-
Financials	57,434,740	57,434,740	-	-
Health Care	35,771,991	35,770,821	-	1,170
Industrials	63,777,213	63,777,213	-	-
Information Technology	40,862,468	40,862,468	-	-
Materials	14,444,703	14,444,703	-	-
Real Estate	20,538,495	20,538,495	-	-
Utilities	7,949,468	7,949,468	-	-

U.S. Treasury Obligations	474,082	-	474,082	-

Money Market Funds	34,468,809	34,468,809	-	-
Total Investments in Securities:	350,438,534	349,963,282	474,082	1,170
Derivative Instruments:

Assets
Futures Contracts	137,800	137,800	-	-
Total Assets	137,800	137,800	-	-
Total Derivative Instruments:	137,800	137,800	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	137,800	0
Total Equity Risk	137,800	0
Total Value of Derivatives	137,800	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP Extended Market Index Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,203,967) - See accompanying schedule:
Unaffiliated issuers (cost $254,629,130)	$315,969,725
Fidelity Central Funds (cost $34,468,809)	34,468,809

Total Investment in Securities (cost $289,097,939)		$350,438,534
Segregated cash with brokers for derivative instruments		118,406
Cash		12,051
Foreign currency held at value (cost $12,974)		13,136
Receivable for investments sold		83,581
Receivable for fund shares sold		257,062
Dividends receivable		309,343
Distributions receivable from Fidelity Central Funds		34,888
Other receivables		4,479
Total assets		351,271,480
Liabilities
Payable for fund shares redeemed	$135,985
Accrued management fee	31,199
Distribution and service plan fees payable	11,064
Payable for daily variation margin on futures contracts	7,897
Collateral on securities loaned	22,633,296
Total liabilities		22,819,441
Net Assets		$328,452,039
Net Assets consist of:
Paid in capital		$288,018,072
Total accumulated earnings (loss)		40,433,967
Net Assets		$328,452,039

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($226,190,020 ÷ 15,696,244 shares)		$14.41
Service Class :
Net Asset Value, offering price and redemption price per share ($76,669,476 ÷ 5,337,120 shares)		$14.37
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($25,592,543 ÷ 1,784,857 shares)		$14.34
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$2,098,635
Interest		13,110
Income from Fidelity Central Funds (including $69,020 from security lending)		222,244
Total income		2,333,989
Expenses
Management fee	$179,901
Distribution and service plan fees	58,955
Independent trustees' fees and expenses	561
Miscellaneous	1,815
Total expenses before reductions	241,232
Expense reductions	(888)
Total expenses after reductions		240,344
Net Investment income (loss)		2,093,645
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,492,321
Foreign currency transactions	(13)
Futures contracts	(1,348,369)
Total net realized gain (loss)		6,143,939
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(6,733,314)
Assets and liabilities in foreign currencies	728
Futures contracts	479,767
Total change in net unrealized appreciation (depreciation)		(6,252,819)
Net gain (loss)		(108,880)
Net increase (decrease) in net assets resulting from operations		$1,984,765
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,093,645	$3,429,130
Net realized gain (loss)	6,143,939	11,256,692
Change in net unrealized appreciation (depreciation)	(6,252,819)	13,105,799
Net increase (decrease) in net assets resulting from operations	1,984,765	27,791,621
Distributions to shareholders	(717,017)	(3,555,697)

Share transactions - net increase (decrease)	41,953,031	47,236,187
Total increase (decrease) in net assets	43,220,779	71,472,111

Net Assets
Beginning of period	285,231,260	213,759,149
End of period	$328,452,039	$285,231,260

Financial Highlights
VIP Extended Market Index Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.35	$12.94	$11.22	$14.19	$12.52	$10.87
Income from Investment Operations
Net investment income (loss) A,B	.10	.20	.20	.18	.18	.13
Net realized and unrealized gain (loss)	(.01)	1.40	1.73	(2.75)	2.44	1.66
Total from investment operations	.09	1.60	1.93	(2.57)	2.62	1.79
Distributions from net investment income	(.03)	(.19)	(.21)	(.17)	(.18)	(.14)
Distributions from net realized gain	-	-	-	(.24)	(.77)	-
Total distributions	(.03)	(.19)	(.21)	(.40) C	(.95)	(.14)
Net asset value, end of period	$14.41	$14.35	$12.94	$11.22	$14.19	$12.52
Total Return D,E,F	.65%	12.31%	17.44%	(18.13)%	21.24%	16.46%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.12% I	.13%	.13%	.13%	.13%	.13%
Expenses net of fee waivers, if any	.12 % I	.13%	.13%	.13%	.13%	.13%
Expenses net of all reductions, if any	.12% I	.12%	.12%	.13%	.13%	.13%
Net investment income (loss)	1.44% I	1.43%	1.66%	1.51%	1.20%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$226,190	$194,742	$165,753	$140,653	$160,811	$95,143
Portfolio turnover rate J	15 % I	12%	80%	18%	27%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Extended Market Index Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.31	$12.91	$11.20	$14.17	$12.50	$10.86
Income from Investment Operations
Net investment income (loss) A,B	.09	.18	.18	.17	.16	.13
Net realized and unrealized gain (loss)	- C	1.40	1.74	(2.75)	2.45	1.65
Total from investment operations	.09	1.58	1.92	(2.58)	2.61	1.78
Distributions from net investment income	(.03)	(.18)	(.21)	(.16)	(.17)	(.14)
Distributions from net realized gain	-	-	-	(.24)	(.77)	-
Total distributions	(.03)	(.18)	(.21)	(.39) D	(.94)	(.14)
Net asset value, end of period	$14.37	$14.31	$12.91	$11.20	$14.17	$12.50
Total Return E,F,G	.63%	12.19%	17.34%	(18.22)%	21.16%	16.37%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.22% J	.22%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.22 % J	.22%	.23%	.23%	.23%	.23%
Expenses net of all reductions, if any	.22% J	.22%	.22%	.23%	.23%	.23%
Net investment income (loss)	1.34% J	1.34%	1.56%	1.41%	1.10%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$76,669	$73,201	$40,805	$26,672	$23,331	$18,141
Portfolio turnover rate K	15 % J	12%	80%	18%	27%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Extended Market Index Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.29	$12.90	$11.20	$14.16	$12.50	$10.87
Income from Investment Operations
Net investment income (loss) A,B	.08	.16	.17	.15	.14	.11
Net realized and unrealized gain (loss)	- C	1.40	1.72	(2.73)	2.44	1.65
Total from investment operations	.08	1.56	1.89	(2.58)	2.58	1.76
Distributions from net investment income	(.03)	(.17)	(.19)	(.14)	(.15)	(.13)
Distributions from net realized gain	-	-	-	(.24)	(.77)	-
Total distributions	(.03)	(.17)	(.19)	(.38)	(.92)	(.13)
Net asset value, end of period	$14.34	$14.29	$12.90	$11.20	$14.16	$12.50
Total Return D,E,F	.55%	12.03%	17.11%	(18.30)%	20.93%	16.19%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.37% I	.37%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.37 % I	.37%	.38%	.38%	.38%	.38%
Expenses net of all reductions, if any	.37% I	.37%	.37%	.38%	.38%	.38%
Net investment income (loss)	1.19% I	1.19%	1.41%	1.26%	.95%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$25,593	$17,288	$7,201	$6,224	$7,228	$4,824
Portfolio turnover rate J	15 % I	12%	80%	18%	27%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP International Index Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)	2,034	97,246
AUSTRALIA - 4.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	106,869	340,425
Interactive Media & Services - 0.1%
CAR Group Ltd	10,000	246,280
REA Group Ltd	1,353	214,151
SEEK Ltd	9,412	148,978
		609,409
TOTAL COMMUNICATION SERVICES		949,834

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	29,972	1,671,785
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	16,508	708,055
Lottery Corp/The	58,631	205,674
		913,729
Specialty Retail - 0.0%
JB Hi-Fi Ltd	2,873	208,657
TOTAL CONSUMER DISCRETIONARY		2,794,171

Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd	21,113	108,524
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	35,428	485,925
Endeavour Group Ltd/Australia	39,985	105,528
Metcash Ltd	29,448	75,780
Woolworths Group Ltd	32,288	661,098
		1,328,331
TOTAL CONSUMER STAPLES		1,436,855

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ampol Ltd	6,258	106,015
Santos Ltd	85,632	431,708
Whitehaven Coal Ltd	21,824	77,994
Woodside Energy Group Ltd	50,088	773,705
		1,389,422
Financials - 1.8%
Banks - 1.4%
ANZ Group Holdings Ltd	78,560	1,506,528
Bank of Queensland Ltd	17,671	90,483
Bendigo & Adelaide Bank Ltd	15,167	126,175
Commonwealth Bank of Australia	44,184	5,377,558
National Australia Bank Ltd	81,070	2,101,156
Westpac Banking Corp	90,571	2,018,371
		11,220,271
Capital Markets - 0.2%
ASX Ltd	5,137	235,853
HUB24 Ltd	2,120	124,417
Macquarie Group Ltd	9,356	1,408,440
Magellan Financial Group Ltd warrants 4/16/2027 (b)	252	6
		1,768,716
Financial Services - 0.0%
AMP Ltd	65,733	54,510
Challenger Ltd	13,813	73,455
Washington H Soul Pattinson & Co Ltd (c)	6,613	182,842
		310,807
Insurance - 0.2%
Insurance Australia Group Ltd	62,468	371,253
Medibank Pvt Ltd	73,082	242,900
QBE Insurance Group Ltd	39,731	611,625
Steadfast Group Ltd	29,621	117,165
Suncorp Group Ltd	28,611	406,923
		1,749,866
TOTAL FINANCIALS		15,049,660

Health Care - 0.2%
Biotechnology - 0.0%
Telix Pharmaceuticals Ltd (b)	7,665	123,192
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	3,806	75,874
Cochlear Ltd	1,728	341,663
		417,537
Health Care Providers & Services - 0.2%
EBOS Group Ltd	4,247	99,537
Ramsay Health Care Ltd	4,878	117,792
Sigma Healthcare Ltd	152,470	300,041
Sonic Healthcare Ltd	12,761	225,000
		742,370
Health Care Technology - 0.0%
Pro Medicus Ltd	1,437	269,618
TOTAL HEALTH CARE		1,552,717

Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	36,514	563,915
Cleanaway Waste Management Ltd	58,707	105,095
		669,010
Construction & Engineering - 0.0%
Worley Ltd	12,899	111,042
Ground Transportation - 0.0%
Aurizon Holdings Ltd	47,338	94,401
Passenger Airlines - 0.0%
Qantas Airways Ltd	19,646	138,868
Professional Services - 0.1%
ALS Ltd	12,812	144,191
Computershare Ltd	14,688	385,613
		529,804
Trading Companies & Distributors - 0.0%
Reece Ltd	6,355	60,020
SGH Ltd	5,238	186,400
		246,420
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit	28,232	94,577
Qube Holdings Ltd	46,809	131,855
Transurban Group unit	82,010	754,570
		981,002
TOTAL INDUSTRIALS		2,770,547

Information Technology - 0.1%
IT Services - 0.0%
NEXTDC Ltd (b)	16,906	161,337
Software - 0.1%
Technology One Ltd	7,895	213,092
WiseTech Global Ltd	4,940	354,485
		567,577
TOTAL INFORMATION TECHNOLOGY		728,914

Materials - 1.0%
Chemicals - 0.0%
Dyno Nobel Ltd	44,493	78,771
Orica Ltd	12,839	164,690
		243,461
Metals & Mining - 1.0%
BHP Group Ltd	133,962	3,222,804
BlueScope Steel Ltd	11,537	175,476
Evolution Mining Ltd	52,537	269,357
Fortescue Ltd	44,702	449,355
Glencore PLC	260,834	1,016,377
Lynas Rare Earths Ltd (b)	23,109	131,726
Mineral Resources Ltd (b)	4,673	66,308
Northern Star Resources Ltd	30,173	368,373
Pilbara Minerals Ltd (b)	79,446	69,804
Rio Tinto Ltd	9,805	691,327
Rio Tinto PLC	28,128	1,637,165
South32 Ltd	119,739	228,809
		8,326,881
TOTAL MATERIALS		8,570,342

Real Estate - 0.3%
Diversified REITs - 0.1%
Charter Hall Group unit	12,447	157,204
GPT Group/The unit	50,467	160,760
Mirvac Group unit	104,647	151,522
Stockland unit	63,314	223,352
		692,838
Industrial REITs - 0.1%
Goodman Group unit	53,594	1,207,744
Office REITs - 0.0%
Dexus unit	28,481	124,653
Real Estate Management & Development - 0.0%
Lendlease Group unit	17,688	62,630
Retail REITs - 0.1%
Scentre Group unit	137,314	321,729
Vicinity Ltd unit	102,210	166,155
		487,884
TOTAL REAL ESTATE		2,575,749

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	45,485	323,009
Gas Utilities - 0.0%
Apa Group unit	34,078	183,240
Multi-Utilities - 0.0%
AGL Energy Ltd	15,865	101,596
TOTAL UTILITIES		607,845

TOTAL AUSTRALIA		38,426,056
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	3,709	201,761
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (d)(e)	2,065	263,679
Erste Group Bank AG	8,560	729,020
Raiffeisen Bank International AG	3,384	103,162
		1,095,861
Insurance - 0.0%
UNIQA Insurance Group AG	3,206	43,430
TOTAL FINANCIALS		1,139,291

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG (b)	194	41,408
Construction & Engineering - 0.0%
Strabag SE	726	69,014
Strabag SE rights (b)	726	2,138
		71,152
Machinery - 0.0%
ANDRITZ AG	1,896	140,927
TOTAL INDUSTRIALS		253,487

Materials - 0.1%
Construction Materials - 0.0%
Wienerberger AG	2,928	109,059
Metals & Mining - 0.0%
voestalpine AG	2,761	77,730
Paper & Forest Products - 0.1%
Mondi PLC	11,591	189,254
TOTAL MATERIALS		376,043

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG	1,180	33,721
CPI Europe AG (b)(f)	1,102	0
		33,721
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	2,202	168,989
TOTAL AUSTRIA		2,173,292
BELGIUM - 0.6%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	572	122,899
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	23,726	1,632,358
Food Products - 0.0%
Lotus Bakeries NV	11	105,862
TOTAL CONSUMER STAPLES		1,738,220

Financials - 0.2%
Banks - 0.2%
KBC Group NV	6,944	717,032
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	2,212	188,387
Sofina SA	404	133,249
		321,636
Insurance - 0.0%
Ageas SA/NV	4,523	305,553
TOTAL FINANCIALS		1,344,221

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	3,183	625,965
Industrials - 0.0%
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	586	149,790
Trading Companies & Distributors - 0.0%
Azelis Group NV	4,591	73,170
TOTAL INDUSTRIALS		222,960

Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	1,948	67,325
Syensqo SA	1,918	147,939
Umicore SA	5,087	74,783
		290,047
Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	1,257	97,799
Cofinimmo SA	994	90,392
		188,191
Industrial REITs - 0.0%
Warehouses De Pauw CVA	4,659	113,603
TOTAL REAL ESTATE		301,794

Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	1,125	129,538
TOTAL BELGIUM		4,775,644
BRAZIL - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	20,600	117,122
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	21,100	85,633
TOTAL COMMUNICATION SERVICES		202,755

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Lojas Renner SA	27,526	99,706
Vibra Energia SA	28,000	111,627
		211,333
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	116,800	286,351
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	29,816	82,976
Sendas Distribuidora S/A	35,100	72,744
		155,720
Food Products - 0.0%
BRF SA	13,700	50,785
Personal Care Products - 0.0%
Natura & Co Holding SA (b)	22,793	46,357
TOTAL CONSUMER STAPLES		539,213

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Brava Energia (b)	10,184	32,615
Cosan SA (b)	30,800	38,889
Petroleo Brasileiro SA - Petrobras	112,800	651,500
Petroleo Brasileiro SA - Petrobras	99,000	621,176
PRIO SA/Brazil (b)	22,200	173,249
Ultrapar Participacoes SA	18,700	60,370
		1,577,799
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	140,141	434,112
Banco Bradesco SA	38,494	102,804
Banco do Brasil SA	75,900	308,596
Itau Unibanco Holding SA	140,740	957,159
Itausa SA	155,247	312,889
NU Holdings Ltd/Cayman Islands Class A (b)	86,224	1,182,994
		3,298,554
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	143,300	384,553
Banco BTG Pactual SA unit	26,300	204,520
XP Inc depository receipt	9,687	195,341
		784,414
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	5,177	49,906
StoneCo Ltd Class A (b)	7,331	117,590
		167,496
Insurance - 0.0%
BB Seguridade Participacoes SA	17,300	113,994
Caixa Seguridade Participacoes S/A	13,600	36,771
		150,765
TOTAL FINANCIALS		4,401,229

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (b)(d)(e)	8,273	56,111
Rede D'Or Sao Luiz SA (d)(e)	28,299	184,490
		240,601
Pharmaceuticals - 0.0%
Hypera SA	10,600	53,048
TOTAL HEALTH CARE		293,649

Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	18,300	259,388
Electrical Equipment - 0.1%
WEG SA	38,800	305,510
Ground Transportation - 0.0%
Localiza Rent a Car SA	22,852	170,430
Rumo SA	32,200	109,821
		280,251
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	26,400	67,007
Santos Brasil Participacoes SA	12,300	31,309
		98,316
TOTAL INDUSTRIALS		943,465

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	13,200	102,551
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	4,306	158,921
Containers & Packaging - 0.0%
Klabin SA unit	25,480	86,526
Metals & Mining - 0.3%
Gerdau SA	35,470	104,456
Metalurgica Gerdau SA	16,700	27,449
Vale SA	94,701	917,710
Wheaton Precious Metals Corp	11,968	1,076,263
		2,125,878
Paper & Forest Products - 0.0%
Suzano SA	18,479	174,175
TOTAL MATERIALS		2,545,500

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	10,400	43,490
Multiplan Empreendimentos Imobiliarios SA	7,800	39,064
		82,554
Utilities - 0.1%
Electric Utilities - 0.1%
Centrais Eletricas Brasileiras SA	23,386	173,121
Centrais Eletricas Brasileiras SA Series B	5,966	48,766
Cia Energetica de Minas Gerais	50,823	101,027
Cia Paranaense de Energia - Copel	19,900	42,707
Cia Paranaense de Energia - Copel Series B	28,700	65,820
Energisa S/A unit	7,500	66,702
Equatorial Energia SA	27,792	183,947
Transmissora Alianca de Energia Eletrica S/A unit	5,800	37,288
		719,378
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	42,200	106,022
Engie Brasil Energia SA	6,650	55,581
		161,603
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	12,100	265,313
Cia De Sanena Do Parana unit	6,200	43,467
		308,780
TOTAL UTILITIES		1,189,761

TOTAL BRAZIL		12,089,809
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd (c)	2,730	112,449
CANADA - 7.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc	7,941	176,110
Quebecor Inc Class B	4,085	124,342
TELUS Corp	13,272	213,152
		513,604
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	10,111	299,896
TOTAL COMMUNICATION SERVICES		813,500

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc	7,016	271,211
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A	1,379	187,739
Dollarama Inc	7,316	1,030,822
		1,218,561
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	8,567	568,281
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	3,723	183,450
TOTAL CONSUMER DISCRETIONARY		2,241,503

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	20,521	1,020,060
Empire Co Ltd Class A	3,611	149,850
George Weston Ltd	1,407	282,185
Loblaw Cos Ltd	3,737	618,145
Metro Inc/CN	5,325	418,296
		2,488,536
Food Products - 0.0%
Saputo Inc	6,529	133,625
TOTAL CONSUMER STAPLES		2,622,161

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
ARC Resources Ltd	15,567	328,202
Cameco Corp	11,483	852,782
Canadian Natural Resources Ltd	55,468	1,743,368
Cenovus Energy Inc	33,672	458,191
Enbridge Inc	57,544	2,609,395
Imperial Oil Ltd	4,165	330,875
Keyera Corp	6,026	197,098
MEG Energy Corp	6,747	127,483
Parkland Corp	3,617	102,315
Pembina Pipeline Corp	15,335	575,787
South Bow Corp	5,494	142,620
Suncor Energy Inc (c)	32,832	1,229,859
TC Energy Corp (c)	27,449	1,340,047
Tourmaline Oil Corp	9,266	447,054
Whitecap Resources Inc	15,556	104,525
		10,589,601
Financials - 3.0%
Banks - 1.9%
Bank of Montreal	19,249	2,133,186
Bank of Nova Scotia/The	32,899	1,819,199
Canadian Imperial Bank of Commerce	24,888	1,766,605
National Bank of Canada (c)	10,326	1,065,548
Royal Bank of Canada	37,345	4,921,835
Toronto Dominion Bank	46,218	3,399,445
		15,105,818
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	9,939	550,103
Brookfield Corp Class A	37,865	2,343,501
Onex Corp Subordinate Voting Shares	1,538	126,609
TMX Group Ltd	7,338	311,033
		3,331,246
Insurance - 0.7%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	561	1,012,622
Great-West Lifeco Inc	7,155	272,119
iA Financial Corp Inc	2,470	270,788
Intact Financial Corp	4,710	1,095,224
Manulife Financial Corp	45,500	1,454,797
Power Corp of Canada Subordinate Voting Shares (c)	14,298	558,480
Sun Life Financial Inc	15,163	1,008,937
		5,672,967
TOTAL FINANCIALS		24,110,031

Industrials - 0.8%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (b)	2,265	197,334
CAE Inc (b)	8,486	248,707
		446,041
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp	10,700	268,021
Construction & Engineering - 0.2%
AtkinsRealis Group Inc	4,613	323,545
Stantec Inc	3,012	327,731
WSP Global Inc	3,444	702,508
		1,353,784
Ground Transportation - 0.4%
Canadian National Railway Co	14,595	1,520,752
Canadian Pacific Kansas City Ltd (c)	24,646	1,957,925
TFI International Inc	2,082	186,895
		3,665,572
Passenger Airlines - 0.0%
Air Canada (b)	8,082	125,050
Professional Services - 0.1%
Thomson Reuters Corp	3,567	717,303
Trading Companies & Distributors - 0.0%
Finning International Inc	3,593	153,614
Toromont Industries Ltd	2,142	192,517
		346,131
TOTAL INDUSTRIALS		6,921,902

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (b)	3,062	478,407
IT Services - 0.5%
CGI Inc Class A	5,349	561,748
Shopify Inc Class A (b)	32,090	3,701,161
		4,262,909
Software - 0.3%
Constellation Software Inc/Canada	520	1,906,711
Constellation Software Inc/Canada warrants 3/31/2040 (b)(f)	363	0
Descartes Systems Group Inc/The (b)	2,267	230,288
Open Text Corp	6,933	202,580
		2,339,579
TOTAL INFORMATION TECHNOLOGY		7,080,895

Materials - 0.7%
Chemicals - 0.1%
Nutrien Ltd (c)	12,930	753,439
Containers & Packaging - 0.0%
CCL Industries Inc Class B	3,905	227,719
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA	13,270	1,580,999
Alamos Gold Inc Class A	11,101	295,266
B2Gold Corp	34,519	124,716
Barrick Mining Corp	45,547	948,234
Franco-Nevada Corp	5,081	834,191
Kinross Gold Corp	32,404	506,376
Pan American Silver Corp	9,571	271,580
Teck Resources Ltd Class B	11,839	478,776
		5,040,138
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	1,508	110,584
TOTAL MATERIALS		6,131,880

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	1,119	146,408
FirstService Corp Subordinate Voting Shares	1,111	193,873
		340,281
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc	7,835	358,911
Fortis Inc/Canada	13,208	630,648
Hydro One Ltd (d)(e)	8,412	303,122
		1,292,681
Gas Utilities - 0.0%
AltaGas Ltd	7,909	229,589
Brookfield Infrastructure Corp	3,159	131,440
		361,029
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	3,585	117,495
Northland Power Inc	6,912	108,470
		225,965
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp (c)	20,077	114,852
Canadian Utilities Ltd Class A	3,473	96,099
		210,951
TOTAL UTILITIES		2,090,626

TOTAL CANADA		62,942,380
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	20,457	108,694
Specialty Retail - 0.0%
Empresas Copec SA	9,657	65,760
TOTAL CONSUMER DISCRETIONARY		174,454

Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA Class B	9,747	39,767
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	32,268	109,797
TOTAL CONSUMER STAPLES		149,564

Financials - 0.0%
Banks - 0.0%
Banco de Chile	1,174,318	177,605
Banco de Credito e Inversiones SA	2,052	86,650
Banco Santander Chile	1,646,332	103,397
		367,652
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	4,891,292	99,020
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B (b)	3,793	135,170
Metals & Mining - 0.2%
Antofagasta PLC	9,151	227,294
Lundin Mining Corp	18,724	196,899
		424,193
Paper & Forest Products - 0.0%
Empresas Cmpc SA	28,884	44,150
TOTAL MATERIALS		603,513

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	18,055	38,082
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	506,961	49,384
Enel Chile SA	636,071	47,096
		96,480
Independent Power and Renewable Electricity Producers - 0.0%
Colbun SA	182,626	29,383
TOTAL UTILITIES		125,863

TOTAL CHILE		1,558,148
CHINA - 7.0%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (d)(e)	124,700	178,235
Entertainment - 0.2%
China Ruyi Holdings Ltd (b)(c)	244,000	78,639
Kingsoft Corp Ltd	24,600	128,172
Netease Inc	45,905	1,237,111
Tencent Music Entertainment Group Class A ADR	17,499	341,056
		1,784,978
Interactive Media & Services - 1.5%
Autohome Inc Class A ADR	1,733	44,694
Baidu Inc A Shares (b)	60,240	645,588
Bilibili Inc Z Shares (b)	7,382	158,449
Kanzhun Ltd ADR (b)	8,822	157,384
Kuaishou Technology B Shares (b)(d)(e)	73,400	591,879
Tencent Holdings Ltd	162,400	10,464,344
		12,062,338
TOTAL COMMUNICATION SERVICES		14,025,551

Consumer Discretionary - 2.4%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	16,400	117,099
Automobiles - 0.4%
BYD Co Ltd H Shares	97,379	1,516,194
Geely Automobile Holdings Ltd	133,000	270,407
Great Wall Motor Co Ltd H Shares (b)	62,500	96,179
Li Auto Inc A Shares (b)	33,560	458,061
NIO Inc A Shares (b)	46,450	158,966
XPeng Inc A Shares (b)	34,894	312,358
Yadea Group Holdings Ltd (d)(e)	31,130	49,808
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(d)(e)	14,000	97,555
		2,959,528
Broadline Retail - 1.4%
Alibaba Group Holding Ltd	422,056	5,974,603
JD.com Inc A Shares	76,554	1,250,304
PDD Holdings Inc Class A ADR (b)	19,067	1,995,552
Prosus NV Class N	36,765	2,062,756
Vipshop Holdings Ltd Class A ADR	9,091	136,820
		11,420,035
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	32,410	175,022
TAL Education Group Class A ADR (b)	14,681	150,040
		325,062
Hotels, Restaurants & Leisure - 0.5%
H World Group Ltd	45,100	152,894
Haidilao International Holding Ltd (d)(e)	40,000	75,924
Meituan B Shares (b)(d)(e)	144,330	2,321,699
Tongcheng Travel Holdings Ltd (d)	30,800	76,824
Trip.com Group Ltd	14,010	820,489
Yum China Holdings Inc (Hong Kong) (c)	9,500	425,264
		3,873,094
Household Durables - 0.0%
Haier Smart Home Co Ltd H Shares	61,600	176,169
Midea Group Co Ltd H Shares	11,800	111,913
		288,082
Specialty Retail - 0.0%
Chow Tai Fook Jewellery Group Ltd	57,400	98,129
Pop Mart International Group Ltd (d)(e)	16,400	556,977
		655,106
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	31,200	375,595
Li Ning Co Ltd	61,500	132,558
Shenzhou International Group Holdings Ltd	21,000	149,275
		657,428
TOTAL CONSUMER DISCRETIONARY		20,295,434

Consumer Staples - 0.2%
Beverages - 0.1%
China Resources Beer Holdings Co Ltd	41,500	132,166
Nongfu Spring Co Ltd H Shares (d)(e)	47,600	243,156
Tsingtao Brewery Co Ltd H Shares	16,000	104,459
		479,781
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)(c)	154,000	92,989
JD Health International Inc (b)(d)(e)	27,850	152,555
		245,544
Food Products - 0.1%
China Feihe Ltd (d)(e)	105,000	76,376
China Mengniu Dairy Co Ltd	79,000	162,027
Tingyi Cayman Islands Holding Corp	50,000	73,249
Want Want China Holdings Ltd	112,000	78,186
Wilmar International Ltd	69,400	156,648
		546,486
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (d)(e)	11,600	85,265
Hengan International Group Co Ltd	18,000	51,707
		136,972
Tobacco - 0.0%
Smoore International Holdings Ltd (d)(e)	49,000	113,856
TOTAL CONSUMER STAPLES		1,522,639

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	48,000	39,378
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	55,000	63,618
China Petroleum & Chemical Corp H Shares	640,000	335,085
China Shenhua Energy Co Ltd H Shares	89,500	347,171
PetroChina Co Ltd H Shares	558,000	479,813
Yankuang Energy Group Co Ltd H Shares (c)	85,800	85,363
		1,311,050
TOTAL ENERGY		1,350,428

Financials - 1.3%
Banks - 1.0%
Agricultural Bank of China Ltd H Shares	815,000	581,405
Bank of China Ltd H Shares	2,212,000	1,284,941
Bank of Communications Co Ltd H Shares	566,000	526,347
BOC Hong Kong Holdings Ltd	95,000	412,678
China CITIC Bank Corp Ltd H Shares	242,000	230,595
China Construction Bank Corp H Shares	2,604,000	2,627,237
China Merchants Bank Co Ltd H Shares	87,500	611,389
China Minsheng Banking Corp Ltd H Shares	175,800	99,658
Industrial & Commercial Bank of China Ltd H Shares	1,952,000	1,546,690
Postal Savings Bank of China Co Ltd H Shares (d)(e)	209,000	145,902
		8,066,842
Capital Markets - 0.0%
China Galaxy Securities Co Ltd H Shares	92,500	104,048
China International Capital Corp Ltd H Shares (d)(e)	39,200	88,388
CITIC Securities Co Ltd H Shares	37,675	113,746
Guotai Haitong Securities Co Ltd H Shares (d)(e)	59,800	95,985
Huatai Securities Co Ltd H Shares (d)(e)	44,000	89,122
		491,289
Consumer Finance - 0.0%
Qifu Technology Inc Class A ADR	2,882	124,963
Insurance - 0.3%
China Life Insurance Co Ltd H Shares	197,000	472,803
China Pacific Insurance Group Co Ltd H Shares	68,600	234,640
New China Life Insurance Co Ltd H Shares	22,800	124,166
People's Insurance Co Group of China Ltd/The H Shares	230,000	174,918
PICC Property & Casualty Co Ltd H Shares	182,000	352,410
Ping An Insurance Group Co of China Ltd H Shares	167,500	1,069,206
		2,428,143
TOTAL FINANCIALS		11,111,237

Health Care - 0.2%
Biotechnology - 0.1%
Akeso Inc (b)(d)(e)	17,000	199,129
BeOne Medicines Ltd H Shares (b)	21,454	403,939
Innovent Biologics Inc (b)(d)(e)	36,000	359,544
Zai Lab Ltd (b)	24,900	87,773
		1,050,385
Health Care Equipment & Supplies - 0.0%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	64,400	50,125
Health Care Providers & Services - 0.0%
Sinopharm Group Co Ltd H Shares	35,200	82,418
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)	30,000	56,561
Wuxi Apptec Co Ltd H Shares (c)(d)(e)	9,352	93,699
Wuxi Biologics Cayman Inc (b)(d)(e)	93,000	303,881
		454,141
Pharmaceuticals - 0.0%
CSPC Pharmaceutical Group Ltd	212,400	208,343
Hansoh Pharmaceutical Group Co Ltd (d)(e)	28,000	106,115
		314,458
TOTAL HEALTH CARE		1,951,527

Industrials - 0.2%
Air Freight & Logistics - 0.0%
JD Logistics Inc (b)(d)(e)	50,400	84,364
ZTO Express Cayman Inc A Shares	9,900	175,281
		259,645
Building Products - 0.0%
Xinyi Glass Holdings Ltd (c)	61,325	58,904
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	93,000	45,256
Construction & Engineering - 0.0%
China Railway Group Ltd H Shares	118,000	56,520
China State Construction International Holdings Ltd	46,000	69,381
		125,901
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	19,653	232,102
Industrial Conglomerates - 0.0%
CITIC Ltd	208,000	285,637
Machinery - 0.2%
Airtac International Group	4,092	121,980
CRRC Corp Ltd H Shares	116,000	70,044
Weichai Power Co Ltd H Shares	51,000	103,560
Yangzijiang Shipbuildling (Holdings) Ltd	70,400	122,917
Zhuzhou CRRC Times Electric Co Ltd H Shares	12,900	51,929
		470,430
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	84,500	146,826
SITC International Holdings Co Ltd	34,000	108,931
		255,757
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	32,353	58,936
TOTAL INDUSTRIALS		1,792,568

Information Technology - 0.5%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	19,500	78,994
ZTE Corp H Shares	19,600	60,673
		139,667
Electronic Equipment, Instruments & Components - 0.0%
Aac Technologies Holdings Inc	18,000	93,325
Kingboard Holdings Ltd	16,500	52,758
Sunny Optical Technology Group Co Ltd	18,700	165,205
		311,288
IT Services - 0.0%
Chinasoft International Ltd	64,000	40,683
GDS Holdings Ltd A Shares (b)	25,300	96,516
		137,199
Semiconductors & Semiconductor Equipment - 0.0%
GCL Technology Holdings Ltd (b)(c)	585,000	74,523
Hua Hong Semiconductor Ltd (b)(c)(d)(e)	20,000	88,408
Silergy Corp	9,000	109,501
Xinyi Solar Holdings Ltd	125,236	39,724
		312,156
Software - 0.0%
Kingdee International Software Group Co Ltd (b)	76,000	149,484
Technology Hardware, Storage & Peripherals - 0.5%
Lenovo Group Ltd	176,000	212,642
Xiaomi Corp B Shares (b)(d)(e)	380,600	2,929,759
		3,142,401
TOTAL INFORMATION TECHNOLOGY		4,192,195

Materials - 0.1%
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	32,000	81,366
China National Building Material Co Ltd H Shares	104,000	49,682
		131,048
Metals & Mining - 0.1%
Aluminum Corp of China Ltd H Shares	104,000	69,952
China Hongqiao Group Ltd	60,000	137,428
CMOC Group Ltd H Shares	96,000	97,590
Zhaojin Mining Industry Co Ltd H Shares	39,000	101,351
Zijin Mining Group Co Ltd H Shares	158,000	403,557
		809,878
TOTAL MATERIALS		940,926

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd	99,500	172,637
China Resources Land Ltd	76,000	257,530
China Resources Mixc Lifestyle Services Ltd (d)(e)	15,845	76,601
Country Garden Services Holdings Co Ltd	56,000	46,798
KE Holdings Inc ADR	18,701	331,756
Longfor Group Holdings Ltd (d)(e)	51,319	60,537
Wharf Holdings Ltd/The	25,000	76,115
		1,021,974
Utilities - 0.1%
Gas Utilities - 0.0%
China Gas Holdings Ltd	71,000	66,297
China Resources Gas Group Ltd	23,900	61,044
ENN Energy Holdings Ltd	19,700	157,350
Kunlun Energy Co Ltd	96,000	93,188
		377,879
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd H Shares (d)(e)	300,000	102,039
China Longyuan Power Group Corp Ltd H Shares	90,000	81,058
China Power International Development Ltd	123,000	46,850
China Resources Power Holdings Co Ltd	52,000	125,463
Huaneng Power International Inc H Shares	108,000	69,616
		425,026
TOTAL UTILITIES		802,905

TOTAL CHINA		59,007,384
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	7,387	92,219
Materials - 0.0%
Construction Materials - 0.0%
Cementos Argos SA	14,136	35,640
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	11,423	55,308
TOTAL COLOMBIA		183,167
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (b)(c)	18,885	141,872
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	2,015	97,437
Moneta Money Bank AS (d)(e)	6,822	47,061
		144,498
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	4,268	250,708
TOTAL CZECH REPUBLIC		395,206
DENMARK - 1.4%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	2,165	380,103
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	2,472	350,241
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	17,988	733,578
Ringkjoebing Landbobank A/S	706	154,715
		888,293
Insurance - 0.0%
Tryg A/S	9,053	233,838
TOTAL FINANCIALS		1,122,131

Health Care - 0.9%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	1,320	227,832
Genmab A/S (b)	1,746	362,589
Zealand Pharma A/S (b)	1,673	93,691
		684,112
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	3,277	311,980
Pharmaceuticals - 0.8%
Novo Nordisk A/S Series B	83,239	5,767,968
TOTAL HEALTH CARE		6,764,060

Industrials - 0.3%
Air Freight & Logistics - 0.2%
DSV A/S	5,205	1,248,443
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	26,639	400,143
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	66	121,918
AP Moller - Maersk A/S Series B	119	221,304
		343,222
TOTAL INDUSTRIALS		1,991,808

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	9,303	666,981
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(d)(e)	4,969	214,058
TOTAL DENMARK		11,489,382
EGYPT - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	66,494	113,013
Capital Markets - 0.0%
EFG Holding S.A.E. (b)	35,164	18,582
Financial Services - 0.0%
U Consumer Finance	10,568	1,853
TOTAL FINANCIALS		133,448

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	26,134	29,269
TOTAL EGYPT		162,717
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	4,000	221,832
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	7,203	177,671
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	11,425	154,833
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp (Sweden)	92,488	1,376,435
Insurance - 0.1%
Sampo Oyj A Shares	66,145	711,369
TOTAL FINANCIALS		2,087,804

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	2,849	214,279
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	10,512	691,940
Konecranes Oyj A Shares	1,859	147,484
Metso Oyj	18,658	241,321
Valmet Oyj	3,866	119,631
Wartsila OYJ Abp	12,807	302,324
		1,502,700
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	139,103	721,754
Materials - 0.1%
Containers & Packaging - 0.0%
Huhtamaki Oyj	2,562	91,382
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	16,155	175,630
UPM-Kymmene Oyj	14,120	385,590
		561,220
TOTAL MATERIALS		652,602

Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	11,552	216,226
TOTAL FINLAND		5,949,701
FRANCE - 5.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	48,493	738,461
Media - 0.1%
Publicis Groupe SA	6,152	693,368
TOTAL COMMUNICATION SERVICES		1,431,829

Consumer Discretionary - 0.9%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	18,631	692,965
Automobiles - 0.0%
Renault SA	4,935	227,470
Hotels, Restaurants & Leisure - 0.0%
Accor SA	4,839	252,685
Textiles, Apparel & Luxury Goods - 0.8%
Hermes International SCA	892	2,415,631
Kering SA	1,857	404,558
LVMH Moet Hennessy Louis Vuitton SE	6,737	3,526,012
		6,346,201
TOTAL CONSUMER DISCRETIONARY		7,519,321

Consumer Staples - 0.6%
Beverages - 0.1%
Pernod Ricard SA	5,128	511,029
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	13,024	183,719
Food Products - 0.2%
Danone SA	16,700	1,366,450
Personal Care Products - 0.3%
L'Oreal SA	6,066	2,598,392
TOTAL CONSUMER STAPLES		4,659,590

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	58,872	3,598,413
Financials - 0.8%
Banks - 0.5%
BNP Paribas SA	26,568	2,383,196
Credit Agricole SA	26,393	499,310
Societe Generale SA Series A	18,803	1,075,611
		3,958,117
Financial Services - 0.0%
Edenred SE	6,359	196,927
Insurance - 0.3%
AXA SA	45,620	2,240,172
TOTAL FINANCIALS		6,395,216

Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
EssilorLuxottica SA	7,609	2,087,488
Industrials - 1.5%
Aerospace & Defense - 0.9%
Airbus SE	16,314	3,412,902
Safran SA	8,836	2,881,633
Thales SA	2,338	690,352
		6,984,887
Building Products - 0.2%
Cie de Saint-Gobain SA	13,304	1,562,891
Construction & Engineering - 0.3%
Bouygues SA	4,942	223,543
Eiffage SA	1,894	266,051
Vinci SA	13,376	1,972,564
		2,462,158
Electrical Equipment - 0.1%
Legrand SA	6,917	927,075
Professional Services - 0.0%
Bureau Veritas SA	7,699	262,458
TOTAL INDUSTRIALS		12,199,469

Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	4,068	696,590
Software - 0.0%
Dassault Systemes SE	17,309	627,306
TOTAL INFORMATION TECHNOLOGY		1,323,896

Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	15,268	3,148,279
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	2,719	259,879
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	46,299	1,088,156
Veolia Environnement SA	16,826	600,720
		1,688,876
TOTAL FRANCE		44,312,256
GERMANY - 5.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Deutsche Telekom AG	90,665	3,318,665
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	1,983	273,531
TOTAL COMMUNICATION SERVICES		3,592,196

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Continental AG	2,861	249,726
Automobiles - 0.3%
Bayerische Motoren Werke AG	7,346	652,972
Mercedes-Benz Group AG	18,309	1,066,685
		1,719,657
Specialty Retail - 0.0%
Zalando SE (b)(d)(e)	5,756	189,509
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	4,373	1,019,675
TOTAL CONSUMER DISCRETIONARY		3,178,567

Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	2,579	187,043
Personal Care Products - 0.1%
Beiersdorf AG	2,566	322,211
TOTAL CONSUMER STAPLES		509,254

Financials - 1.3%
Banks - 0.1%
Commerzbank AG	26,257	828,290
Capital Markets - 0.4%
Deutsche Bank AG	51,424	1,524,670
Deutsche Boerse AG	4,971	1,623,974
		3,148,644
Insurance - 0.8%
Allianz SE	10,199	4,139,097
Hannover Rueck SE	1,593	501,394
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,532	2,293,449
		6,933,940
TOTAL FINANCIALS		10,910,874

Health Care - 0.3%
Biotechnology - 0.0%
BioNTech SE ADR (b)	2,349	250,098
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (d)(e)	8,040	446,335
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	5,276	303,133
Fresenius SE & Co KGaA	11,014	553,728
		856,861
Pharmaceuticals - 0.1%
Bayer AG	25,922	780,960
Merck KGaA	3,414	442,654
		1,223,614
TOTAL HEALTH CARE		2,776,908

Industrials - 1.5%
Aerospace & Defense - 0.4%
MTU Aero Engines AG	1,421	631,383
Rheinmetall AG	1,150	2,435,353
		3,066,736
Air Freight & Logistics - 0.1%
Deutsche Post AG	24,054	1,114,178
Electrical Equipment - 0.2%
Siemens Energy AG (b)	14,979	1,750,759
Industrial Conglomerates - 0.7%
Siemens AG	19,852	5,099,149
Machinery - 0.1%
Daimler Truck Holding AG	13,163	622,851
Gea Group Ag	4,118	288,137
Knorr-Bremse AG	1,738	167,979
		1,078,967
Trading Companies & Distributors - 0.0%
Brenntag SE	3,406	225,480
TOTAL INDUSTRIALS		12,335,269

Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	34,456	1,470,308
Software - 1.0%
Nemetschek SE	1,484	215,013
SAP SE	26,935	8,236,170
		8,451,183
TOTAL INFORMATION TECHNOLOGY		9,921,491

Materials - 0.3%
Chemicals - 0.2%
BASF SE	23,567	1,165,613
Covestro AG	4,293	305,439
Covestro AG (b)(d)(e)	626	44,657
Symrise AG	3,508	367,864
		1,883,573
Construction Materials - 0.1%
Heidelberg Materials AG	3,557	837,662
TOTAL MATERIALS		2,721,235

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	1,965	174,411
LEG Immobilien SE rights (b)(g)(h)	1,907	6,064
Vonovia SE	21,742	770,828
		951,303
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	17,857	745,258
Multi-Utilities - 0.1%
E.ON SE	59,276	1,092,198
TOTAL UTILITIES		1,837,456

TOTAL GERMANY		48,734,553
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	4,819	91,619
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	4,846	109,886
Specialty Retail - 0.0%
JUMBO SA	3,019	104,197
TOTAL CONSUMER DISCRETIONARY		214,083

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Motor Oil Hellas Corinth Refineries SA	1,692	47,157
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	56,003	197,247
Eurobank Ergasias Services and Holdings SA	64,594	222,480
National Bank of Greece SA	22,255	283,911
Piraeus Financial Holdings SA	26,729	185,173
		888,811
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	1,727	40,768
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	2,935	159,104
Marine Transportation - 0.0%
Star Bulk Carriers Corp (c)	3,109	53,630
TOTAL INDUSTRIALS		253,502

Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	4,850	79,183
TOTAL GREECE		1,574,355
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	2,736	102,518
HONG KONG - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	95,000	141,836
PCCW Ltd	116,000	78,762
		220,598
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	205,500	198,059
Financials - 0.8%
Banks - 0.0%
Hang Seng Bank Ltd	18,800	281,643
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	1,529	188,969
Hong Kong Exchanges & Clearing Ltd	31,443	1,691,211
		1,880,180
Insurance - 0.5%
AIA Group Ltd	285,000	2,581,656
Prudential PLC	69,644	871,682
		3,453,338
TOTAL FINANCIALS		5,615,161

Health Care - 0.0%
Pharmaceuticals - 0.0%
Sino Biopharmaceutical Ltd	257,250	172,375
Industrials - 0.1%
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (b)(c)	139,000	120,054
Ground Transportation - 0.0%
MTR Corp Ltd	40,971	147,183
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	5,503	264,474
Swire Pacific Ltd A Shares	10,500	89,953
		354,427
Machinery - 0.1%
Techtronic Industries Co Ltd	34,500	380,673
Marine Transportation - 0.0%
Orient Overseas International Ltd	3,500	59,478
TOTAL INDUSTRIALS		1,061,815

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	8,100	59,383
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	48,634	214,363
Hang Lung Properties Ltd	51,625	49,257
Henderson Land Development Co Ltd	34,610	121,026
Hongkong Land Holdings Ltd (Singapore)	27,415	158,185
Sino Land Co Ltd	100,174	106,555
Sun Hung Kai Properties Ltd	40,000	460,922
Swire Properties Ltd	28,200	70,410
Wharf Real Estate Investment Co Ltd	41,000	115,950
		1,296,668
Retail REITs - 0.0%
Link REIT	68,204	364,047
TOTAL REAL ESTATE		1,660,715

Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	16,000	105,886
CLP Holdings Ltd	44,000	371,613
Power Assets Holdings Ltd	36,000	231,365
		708,864
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	286,403	240,434
TOTAL UTILITIES		949,298

TOTAL HONG KONG		9,937,404
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	12,060	105,010
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	6,406	511,718
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	3,736	110,124
TOTAL HUNGARY		726,852
INDIA - 3.5%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	70,730	1,658,565
Consumer Discretionary - 0.4%
Automobiles - 0.2%
Bajaj Auto Ltd	1,761	172,114
Mahindra & Mahindra Ltd	23,644	878,222
Maruti Suzuki India Ltd	3,488	504,681
Tata Motors Ltd	52,457	421,125
		1,976,142
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	208,828	643,663
Specialty Retail - 0.0%
Trent Ltd	4,788	347,367
Textiles, Apparel & Luxury Goods - 0.1%
Titan Co Ltd (b)	11,031	474,989
TOTAL CONSUMER DISCRETIONARY		3,442,161

Consumer Staples - 0.2%
Beverages - 0.0%
Varun Beverages Ltd	32,883	175,561
Food Products - 0.0%
Nestle India Ltd	9,441	271,586
Personal Care Products - 0.2%
Hindustan Unilever Ltd	23,604	631,992
Tobacco - 0.0%
ITC Ltd	79,472	386,186
TOTAL CONSUMER STAPLES		1,465,325

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Bharat Petroleum Corp Ltd	51,343	198,872
Coal India Ltd	60,360	276,057
Indian Oil Corp Ltd	100,509	172,355
Oil & Natural Gas Corp Ltd	103,130	293,878
Reliance Industries Ltd	182,246	3,191,113
		4,132,275
Financials - 1.1%
Banks - 0.9%
Axis Bank Ltd	60,495	846,506
HDFC Bank Ltd	149,485	3,491,182
ICICI Bank Ltd	138,023	2,334,186
Kotak Mahindra Bank Ltd	28,878	729,026
State Bank of India	47,170	451,528
		7,852,428
Consumer Finance - 0.1%
Bajaj Finance Ltd	73,110	798,921
Financial Services - 0.1%
Bajaj Finserv Ltd	10,161	243,769
Jio Financial Services Ltd (b)	87,160	332,317
Power Finance Corp Ltd	38,223	190,624
REC Ltd	32,647	153,292
		920,002
TOTAL FINANCIALS		9,571,351

Industrials - 0.3%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	94,508	464,821
Hindustan Aeronautics Ltd (d)	4,947	281,107
		745,928
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	17,793	761,922
Electrical Equipment - 0.0%
Suzlon Energy Ltd (b)	282,529	223,254
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	7,654	233,943
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	19,395	328,199
TOTAL INDUSTRIALS		2,293,246

Information Technology - 0.4%
IT Services - 0.4%
HCL Technologies Ltd	27,930	563,358
Infosys Ltd	95,369	1,782,996
Tata Consultancy Services Ltd	26,749	1,080,572
Wipro Ltd	75,038	232,889
		3,659,815
Materials - 0.2%
Chemicals - 0.0%
Asian Paints Ltd	11,932	325,951
Construction Materials - 0.1%
UltraTech Cement Ltd	3,054	430,945
Metals & Mining - 0.1%
Hindalco Industries Ltd	38,606	312,114
Tata Steel Ltd	191,325	356,665
Vedanta Ltd	44,597	239,819
		908,598
TOTAL MATERIALS		1,665,494

Utilities - 0.2%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	120,469	421,571
Tata Power Co Ltd/The	44,432	210,209
		631,780
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (b)	23,387	159,848
NTPC Ltd	125,553	490,638
		650,486
TOTAL UTILITIES		1,282,266

TOTAL INDIA		29,170,498
INDONESIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	1,249,500	213,767
Media - 0.0%
Elang Mahkota Teknologi Tbk PT	905,000	26,979
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	217,400	27,987
TOTAL COMMUNICATION SERVICES		268,733

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	26,417,000	94,375
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	430,000	63,302
Food Products - 0.0%
Indofood CBP Sukses Makmur Tbk PT	59,500	38,482
Indofood Sukses Makmur Tbk PT	113,500	56,802
		95,284
TOTAL CONSUMER STAPLES		158,586

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	355,700	40,094
Bumi Resources Tbk PT (b)	4,346,000	31,855
United Tractors Tbk PT	39,000	51,528
		123,477
Financials - 0.3%
Banks - 0.3%
Bank Central Asia Tbk PT	1,370,300	732,491
Bank Mandiri Persero Tbk PT	1,184,700	355,865
Bank Negara Indonesia Persero Tbk PT	392,200	99,530
Bank Rakyat Indonesia Persero Tbk PT	1,883,851	434,341
		1,622,227
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Mitra Keluarga Karyasehat Tbk PT (d)	134,100	20,980
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	522,700	49,099
TOTAL HEALTH CARE		70,079

Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	539,300	149,483
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT	727,488	74,384
Metals & Mining - 0.0%
Amman Mineral Internasional PT (b)	325,200	169,260
Aneka Tambang Tbk	223,500	41,850
Bumi Resources Minerals Tbk PT (b)	2,118,200	51,667
Merdeka Copper Gold Tbk PT (b)	359,288	44,261
		307,038
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	62,000	21,959
TOTAL MATERIALS		403,381

Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	274,000	27,257
TOTAL INDONESIA		2,917,598
IRELAND - 0.3%
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	3,904	431,129
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	45,446	375,059
Bank of Ireland Group PLC	26,471	376,829
		751,888
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	4,081	347,081
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	4,875	570,375
TOTAL INDUSTRIALS		917,456

TOTAL IRELAND		2,100,473
ISRAEL - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	58,479	99,829
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	2,657	89,115
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Shufersal Ltd	5,166	59,339
Food Products - 0.0%
Strauss Group Ltd	1,502	41,181
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)	674	50,867
TOTAL CONSUMER STAPLES		151,387

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	251	51,970
Paz Retail And Energy Ltd	229	41,859
		93,829
Financials - 0.3%
Banks - 0.3%
Bank Hapoalim BM	34,895	669,452
Bank Leumi Le-Israel BM	39,585	735,924
First International Bank of Israel Ltd	1,358	98,252
Israel Discount Bank Ltd Class A	32,622	325,029
Mizrahi Tefahot Bank Ltd	4,012	261,448
		2,090,105
Capital Markets - 0.0%
Plus500 Ltd	1,870	87,170
Consumer Finance - 0.0%
Isracard Ltd	5,292	27,259
Insurance - 0.0%
Clal Insurance Enterprises Holdings Ltd	1,680	74,217
Harel Insurance Investments & Financial Services Ltd	2,808	78,630
Menora Mivtachim Holdings Ltd	549	43,241
Phoenix Financial Ltd	4,577	132,420
		328,508
TOTAL FINANCIALS		2,533,042

Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	29,927	501,577
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	660	293,525
Construction & Engineering - 0.0%
Electra Ltd/Israel	51	32,690
Machinery - 0.0%
Kornit Digital Ltd (b)	1,250	24,888
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd (c)	2,516	40,482
TOTAL INDUSTRIALS		391,585

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Next Vision Stabilized Systems Ltd	1,478	55,157
IT Services - 0.0%
Wix.com Ltd (b)	1,459	231,193
Semiconductors & Semiconductor Equipment - 0.0%
Camtek Ltd/Israel (Israel) (b)	724	62,420
Nova Ltd (Israel) (b)	768	217,246
Tower Semiconductor Ltd (b)	2,898	125,787
		405,453
Software - 0.2%
Cellebrite DI Ltd (b)	2,214	35,424
Check Point Software Technologies Ltd (b)	2,262	500,468
Nice Ltd (b)	1,661	281,822
Sapiens International Corp NV (Israel)	822	24,118
		841,832
TOTAL INFORMATION TECHNOLOGY		1,533,635

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	19,156	131,316
Israel Corp Ltd Class A1	125	41,701
		173,017
Real Estate - 0.1%
Diversified REITs - 0.0%
Reit 1 Ltd	4,970	33,361
Real Estate Management & Development - 0.1%
Airport City Ltd (b)	1,648	30,187
Alony Hetz Properties & Investments Ltd	4,345	45,007
Amot Investments Ltd	6,259	42,386
Azrieli Group Ltd	994	91,394
Big Shopping Centers Ltd (b)	420	80,414
Melisron Ltd	683	77,865
Mivne Real Estate Kd Ltd	16,222	60,779
		428,032
TOTAL REAL ESTATE		461,393

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (b)	3,079	69,838
OPC Energy Ltd (b)	2,963	36,067
		105,905
TOTAL ISRAEL		6,134,314
ITALY - 2.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (d)(e)	9,057	110,741
Telecom Italia SpA/Milano (b)	245,027	120,820
Telecom Italia SpA/Milano (b)	22,148	12,090
		243,651
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Ferrari NV (Italy)	3,225	1,580,718
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA	894	108,679
Moncler SpA	6,024	343,374
Prada Spa	13,700	84,992
		537,045
TOTAL CONSUMER DISCRETIONARY		2,117,763

Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	15,036	101,134
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	57,217	924,290
Financials - 1.1%
Banks - 0.9%
Banca Monte dei Paschi di Siena SpA (c)	29,366	249,821
Banca Popolare di Sondrio SPA	11,943	166,005
Banco BPM SpA	39,948	466,426
BPER Banca SPA	28,227	256,557
FinecoBank Banca Fineco SpA	16,122	357,694
Intesa Sanpaolo SpA	413,517	2,382,028
Mediobanca Banca di Credito Finanziario SpA	15,619	363,092
UniCredit SpA	40,951	2,747,133
		6,988,756
Capital Markets - 0.0%
Azimut Holding SpA	2,787	89,230
Financial Services - 0.0%
Banca Mediolanum SpA	6,648	114,489
Nexi SpA (d)(e)	20,892	124,870
		239,359
Insurance - 0.2%
Generali	28,607	1,018,005
Poste Italiane Spa (d)(e)	12,149	261,031
Unipol Assicurazioni SpA	11,991	237,650
		1,516,686
TOTAL FINANCIALS		8,834,031

Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	2,922	183,801
Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	10,679	602,583
Electrical Equipment - 0.1%
Prysmian SpA	7,796	551,951
Machinery - 0.0%
Interpump Group SpA	2,156	89,751
Passenger Airlines - 0.0%
Ryanair Holdings PLC	14,172	401,999
TOTAL INDUSTRIALS		1,646,284

Information Technology - 0.0%
IT Services - 0.0%
Reply SpA	592	102,231
Materials - 0.0%
Construction Materials - 0.0%
Buzzi SpA	2,302	127,610
Utilities - 0.4%
Electric Utilities - 0.3%
Enel SpA	204,034	1,936,427
Terna - Rete Elettrica Nazionale	37,178	382,145
		2,318,572
Gas Utilities - 0.1%
Italgas SpA	19,146	162,382
Snam SpA	54,213	328,369
		490,751
Multi-Utilities - 0.0%
A2A SpA	41,119	110,677
Hera SpA	20,850	100,745
		211,422
TOTAL UTILITIES		3,020,745

TOTAL ITALY		17,301,540
JAPAN - 16.3%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	3,600	71,073
NTT,Inc (c)	789,000	843,528
		914,601
Entertainment - 0.5%
Capcom Co Ltd	8,900	304,876
Konami Group Corp	2,700	426,875
Nexon Co Ltd	10,900	219,543
Nintendo Co Ltd	30,900	2,967,323
Square Enix Holdings Co Ltd	2,400	179,910
Toho Co Ltd/Tokyo	3,300	194,686
		4,293,213
Interactive Media & Services - 0.0%
Kakaku.com Inc	3,200	59,508
LY Corp	66,300	244,157
		303,665
Media - 0.0%
CyberAgent Inc	10,900	124,538
Dentsu Group Inc (c)	5,700	126,300
Hakuhodo DY Holdings Inc	7,700	63,924
Kadokawa Corp	3,600	100,072
		414,834
Wireless Telecommunication Services - 0.6%
KDDI Corp	75,300	1,292,945
SoftBank Corp	743,700	1,151,955
SoftBank Group Corp	27,600	2,006,687
		4,451,587
TOTAL COMMUNICATION SERVICES		10,377,900

Consumer Discretionary - 2.9%
Automobile Components - 0.3%
Aisin Corp	16,800	215,476
Bridgestone Corp (c)	15,500	633,829
Denso Corp	56,100	757,086
JTEKT Corp	7,000	57,616
Koito Manufacturing Co Ltd	6,200	74,247
NHK Spring Co Ltd	5,400	58,967
Nifco Inc/Japan	2,300	54,622
Niterra Co Ltd	4,300	143,328
Stanley Electric Co Ltd (c)	3,700	73,317
Sumitomo Electric Industries Ltd	20,900	448,167
Sumitomo Rubber Industries Ltd (c)	5,000	56,960
Toyo Tire Corp	3,200	67,864
Yokohama Rubber Co Ltd/The	3,700	101,737
		2,743,216
Automobiles - 1.1%
Honda Motor Co Ltd	128,200	1,236,214
Isuzu Motors Ltd	15,600	197,620
Mazda Motor Corp	15,800	95,040
Mitsubishi Motors Corp	17,500	49,481
Nissan Motor Co Ltd (b)	56,900	137,674
Subaru Corp	15,400	266,980
Suzuki Motor Corp	51,900	625,718
Toyota Motor Corp	325,300	5,602,640
Yamaha Motor Co Ltd (c)	27,200	203,540
		8,414,907
Broadline Retail - 0.2%
Isetan Mitsukoshi Holdings Ltd	9,700	147,696
J Front Retailing Co Ltd	7,200	97,835
Pan Pacific International Holdings Corp	14,100	485,552
Rakuten Group Inc (b)	39,000	214,897
Ryohin Keikaku Co Ltd	7,400	354,895
Takashimaya Co Ltd	8,600	67,214
		1,368,089
Hotels, Restaurants & Leisure - 0.1%
Food & Life Cos Ltd	3,100	151,012
McDonald's Holdings Co Japan Ltd (c)	2,300	95,191
Oriental Land Co Ltd/Japan	31,800	732,411
Skylark Holdings Co Ltd	6,000	125,704
Zensho Holdings Co Ltd	2,400	145,628
		1,249,946
Household Durables - 0.7%
Casio Computer Co Ltd	5,500	41,979
Haseko Corp	5,800	87,116
Iida Group Holdings Co Ltd	4,600	64,925
Nikon Corp	8,600	88,172
Open House Group Co Ltd	1,700	76,934
Panasonic Holdings Corp	60,900	651,589
Rinnai Corp	3,000	74,560
Sekisui House Ltd	17,600	387,364
Sharp Corp/Japan (b)	7,400	35,974
Sony Group Corp	162,400	4,222,453
Sumitomo Forestry Co Ltd	16,200	164,076
		5,895,142
Leisure Products - 0.1%
Bandai Namco Holdings Inc	17,400	623,602
Sankyo Co Ltd	5,500	101,899
Sega Sammy Holdings Inc	4,100	98,368
Shimano Inc	2,100	304,854
Yamaha Corp	12,900	93,228
		1,221,951
Specialty Retail - 0.3%
Fast Retailing Co Ltd	5,500	1,885,753
Nitori Holdings Co Ltd	2,300	221,376
Sanrio Co Ltd	5,400	261,291
Shimamura Co Ltd	1,300	91,358
USS Co Ltd	11,400	125,752
Yamada Holdings Co Ltd	16,400	51,624
ZOZO Inc	10,500	113,449
		2,750,603
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	20,000	511,093
Goldwin Inc	1,100	62,003
		573,096
TOTAL CONSUMER DISCRETIONARY		24,216,950

Consumer Staples - 0.9%
Beverages - 0.1%
Asahi Group Holdings Ltd	40,200	537,360
Coca-Cola Bottlers Japan Holdings Inc	4,000	64,595
Kirin Holdings Co Ltd (c)	21,600	302,694
Sapporo Holdings Ltd	2,100	108,165
Suntory Beverage & Food Ltd	3,400	108,843
		1,121,657
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd	23,000	705,014
Cosmos Pharmaceutical Corp	1,300	82,556
Kobe Bussan Co Ltd	4,000	124,385
MatsukiyoCocokara & Co	10,100	208,130
Seven & i Holdings Co Ltd	63,300	1,018,835
Sugi Holdings Co Ltd	3,000	68,643
Sundrug Co Ltd	1,800	56,361
Tsuruha Holdings Inc	1,000	78,157
Welcia Holdings Co Ltd	2,600	45,850
		2,387,931
Food Products - 0.3%
Ajinomoto Co Inc	25,000	678,079
Calbee Inc	2,800	53,373
Ezaki Glico Co Ltd	1,500	48,019
Kagome Co Ltd	2,200	43,853
Kewpie Corp	3,100	72,568
Kikkoman Corp	25,700	238,389
MEIJI Holdings Co Ltd	6,800	150,374
NH Foods Ltd	2,790	96,621
Nichirei Corp	6,700	87,635
Nisshin Seifun Group Inc	6,600	78,897
Nissin Foods Holdings Co Ltd (c)	6,300	131,049
Toyo Suisan Kaisha Ltd	2,700	179,713
Yakult Honsha Co Ltd	8,000	150,689
Yamazaki Baking Co Ltd	4,200	94,176
		2,103,435
Household Products - 0.0%
Lion Corp	7,500	77,601
Unicharm Corp	34,000	245,665
		323,266
Personal Care Products - 0.1%
Kao Corp	12,300	551,109
Kobayashi Pharmaceutical Co Ltd	1,400	52,430
Kose Corp	900	35,393
Rohto Pharmaceutical Co Ltd	5,800	82,365
Shiseido Co Ltd (c)	10,600	189,323
		910,620
Tobacco - 0.1%
Japan Tobacco Inc	29,100	857,269
TOTAL CONSUMER STAPLES		7,704,178

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cosmo Energy Holdings Co Ltd	1,900	81,499
ENEOS Holdings Inc	80,000	396,547
Idemitsu Kosan Co Ltd	26,135	158,493
Inpex Corp (c)	25,600	359,352
Iwatani Corp	5,500	58,492
		1,054,383
Financials - 2.4%
Banks - 1.5%
Aozora Bank Ltd	3,400	51,031
Chiba Bank Ltd/The	19,000	175,593
Concordia Financial Group Ltd	30,700	199,236
Fukuoka Financial Group Inc	5,000	133,584
Gunma Bank Ltd/The	9,500	79,857
Hachijuni Bank Ltd/The	12,300	100,019
Iyogin Holdings Inc	8,200	90,111
Japan Post Bank Co Ltd	45,800	494,559
Kyoto Financial Group Inc	8,000	143,439
Kyushu Financial Group Inc	11,000	55,624
Mebuki Financial Group Inc	26,900	140,678
Mitsubishi UFJ Financial Group Inc	318,600	4,343,663
Mizuho Financial Group Inc	67,030	1,860,748
Rakuten Bank Ltd (b)	2,400	110,246
Resona Holdings Inc	60,900	562,462
Shizuoka Financial Group Inc	13,000	151,256
Sumitomo Mitsui Financial Group Inc	103,600	2,608,749
Sumitomo Mitsui Trust Group Inc	19,000	505,351
Yamaguchi Financial Group Inc	5,600	60,392
		11,866,598
Capital Markets - 0.2%
Daiwa Securities Group Inc (c)	36,600	259,934
Japan Exchange Group Inc	27,600	279,589
Nomura Holdings Inc	77,600	511,361
SBI Holdings Inc	7,200	251,491
		1,302,375
Consumer Finance - 0.0%
Credit Saison Co Ltd	4,300	116,015
Marui Group Co Ltd	4,899	104,231
		220,246
Financial Services - 0.1%
GMO Payment Gateway Inc	1,200	77,839
Mitsubishi HC Capital Inc	25,600	188,527
ORIX Corp	29,100	656,690
Tokyo Century Corp	5,000	56,439
Zenkoku Hosho Co Ltd	2,800	62,862
		1,042,357
Insurance - 0.6%
Dai-ichi Life Holdings Inc	100,600	764,822
Japan Post Holdings Co Ltd	50,800	470,521
Japan Post Insurance Co Ltd	4,900	110,960
Ms&Ad Insurance Group Holdings Inc	34,800	777,975
Sompo Holdings Inc	26,200	789,532
T&D Holdings Inc	14,300	313,887
Tokio Marine Holdings Inc	52,200	2,212,291
		5,439,988
TOTAL FINANCIALS		19,871,564

Health Care - 1.0%
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	6,200	98,314
Hoya Corp	9,100	1,080,735
Nihon Kohden Corp	4,400	52,432
Olympus Corp (c)	30,100	357,538
Sysmex Corp	12,600	219,331
Terumo Corp	39,040	716,457
		2,524,807
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	4,900	67,083
Medipal Holdings Corp	5,500	89,258
Suzuken Co Ltd/Aichi Japan	1,700	61,481
		217,822
Health Care Technology - 0.0%
M3 Inc	11,300	155,225
Pharmaceuticals - 0.7%
Astellas Pharma Inc	47,800	468,008
Chugai Pharmaceutical Co Ltd	16,900	882,481
Daiichi Sankyo Co Ltd	50,400	1,167,673
Eisai Co Ltd	7,700	221,147
Hisamitsu Pharmaceutical Co Inc	1,900	54,148
Kyowa Kirin Co Ltd	6,600	112,974
Nippon Shinyaku Co Ltd	1,600	34,954
Ono Pharmaceutical Co Ltd	12,400	134,388
Otsuka Holdings Co Ltd	13,900	689,152
Santen Pharmaceutical Co Ltd	9,200	105,605
Shionogi & Co Ltd	21,400	385,249
Takeda Pharmaceutical Co Ltd	42,038	1,297,840
Tsumura & CO	1,800	43,448
		5,597,067
TOTAL HEALTH CARE		8,494,921

Industrials - 4.1%
Air Freight & Logistics - 0.0%
NIPPON EXPRESS HOLDINGS INC	6,200	124,375
Sankyu Inc	1,400	75,170
SG Holdings Co Ltd	12,300	137,217
Yamato Holdings Co Ltd	8,300	111,085
		447,847
Building Products - 0.2%
Agc Inc	5,800	170,147
Daikin Industries Ltd	7,700	903,855
Lixil Corp	7,800	90,347
Sanwa Holdings Corp	6,000	199,535
TOTO Ltd	4,200	105,760
		1,469,644
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	12,000	182,158
Kokuyo Co Ltd	10,000	57,415
Park24 Co Ltd	3,500	44,963
Secom Co Ltd	11,100	398,767
Sohgo Security Services Co Ltd	9,800	68,632
TOPPAN Holdings Inc	8,400	228,203
		980,138
Construction & Engineering - 0.2%
COMSYS Holdings Corp	3,100	71,683
EXEO Group Inc	5,200	66,298
JGC Holdings Corp	6,300	54,512
Kajima Corp	11,800	307,764
Kinden Corp	3,100	91,296
Obayashi Corp	19,100	289,400
Shimizu Corp	14,300	159,728
Taisei Corp	4,900	285,379
		1,326,060
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	3,900	179,602
Fujikura Ltd	7,300	384,020
Mabuchi Motor Co Ltd	2,800	41,415
Mitsubishi Electric Corp	55,800	1,200,201
NIDEC CORP	27,700	538,297
		2,343,535
Ground Transportation - 0.4%
Central Japan Railway Co	27,200	608,045
East Japan Railway Co	29,900	643,177
Hankyu Hanshin Holdings Inc	6,700	182,383
Keikyu Corp	7,200	75,172
Keio Corp	3,400	82,657
Keisei Electric Railway Co Ltd	13,800	129,029
Kintetsu Group Holdings Co Ltd	5,000	94,788
Kyushu Railway Co	4,200	108,671
Nagoya Railroad Co Ltd	5,200	58,877
Nankai Electric Railway Co Ltd	3,000	45,414
Odakyu Electric Railway Co Ltd	9,600	112,230
Seibu Holdings Inc	6,600	236,767
Seino Holdings Co Ltd	3,900	59,988
Tobu Railway Co Ltd	5,300	91,542
Tokyo Metro Co Ltd	7,700	89,697
Tokyu Corp	16,600	197,476
West Japan Railway Co	12,400	283,477
		3,099,390
Industrial Conglomerates - 0.5%
Hikari Tsushin Inc	600	177,327
Hitachi Ltd	120,900	3,513,881
Keihan Holdings Co Ltd	2,800	59,381
Sekisui Chemical Co Ltd	10,800	195,893
		3,946,482
Machinery - 1.0%
Amada Co Ltd	9,000	98,217
Daifuku Co Ltd	10,000	258,463
DMG Mori Co Ltd	3,500	80,667
Ebara Corp	10,900	209,037
FANUC Corp	24,700	670,539
Fujitec Co Ltd	1,900	81,776
Hitachi Construction Machinery Co Ltd	2,700	80,458
Hoshizaki Corp	3,000	103,663
IHI Corp	4,100	443,471
Japan Steel Works Ltd/The	2,000	114,421
Kawasaki Heavy Industries Ltd	4,400	332,629
Komatsu Ltd	25,100	828,139
Kubota Corp (c)	27,300	307,859
Kurita Water Industries Ltd	2,800	110,791
Makita Corp	7,400	228,827
MINEBEA MITSUMI Inc	10,700	156,474
MISUMI Group Inc	7,500	100,569
Mitsubishi Heavy Industries Ltd	89,100	2,229,674
Miura Co Ltd	2,800	56,445
Nabtesco Corp	3,300	59,157
NGK Insulators Ltd	6,500	81,585
NSK Ltd	12,100	56,902
SMC Corp	1,580	566,213
Sumitomo Heavy Industries Ltd	3,200	65,602
THK Co Ltd	3,200	85,708
Toyota Industries Corp	5,000	565,953
Yaskawa Electric Corp	7,000	158,292
		8,131,531
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	17,700	250,669
Mitsui OSK Lines Ltd	9,600	320,637
Nippon Yusen KK	12,200	438,895
		1,010,201
Passenger Airlines - 0.0%
ANA Holdings Inc	4,200	82,236
Japan Airlines Co Ltd	3,800	77,504
		159,740
Professional Services - 0.3%
BayCurrent Inc	3,500	180,056
Persol Holdings Co Ltd	47,900	93,635
Recruit Holdings Co Ltd	43,600	2,563,969
TechnoPro Holdings Inc	2,800	81,800
		2,919,460
Trading Companies & Distributors - 1.0%
ITOCHU Corp	38,100	1,995,107
Marubeni Corp	43,800	882,931
Mitsubishi Corp	106,200	2,122,077
Mitsui & Co Ltd	78,400	1,597,790
MonotaRO Co Ltd	6,500	128,416
Nagase & Co Ltd	3,100	59,834
Sojitz Corp	5,980	146,950
Sumitomo Corp	32,000	825,815
Toyota Tsusho Corp	18,800	425,843
		8,184,763
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	2,400	76,747
Kamigumi Co Ltd	2,500	69,563
Mitsubishi Logistics Corp	8,900	73,083
		219,393
TOTAL INDUSTRIALS		34,238,184

Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 0.6%
Alps Alpine Co Ltd	4,800	51,636
Azbil Corp	12,600	119,871
Dexerials Corp	4,400	68,213
Hamamatsu Photonics KK	7,400	90,236
Hirose Electric Co Ltd	800	96,997
Horiba Ltd	1,000	78,157
Ibiden Co Ltd	3,700	163,077
Jeol Ltd	1,300	39,757
Keyence Corp	5,300	2,119,090
Kyocera Corp	37,100	445,584
Murata Manufacturing Co Ltd	48,100	710,951
Omron Corp	5,100	137,478
Shimadzu Corp	7,300	181,074
Taiyo Yuden Co Ltd	3,500	61,256
TDK Corp	51,220	597,868
Topcon Corp	2,900	65,771
Yokogawa Electric Corp	6,100	162,955
		5,189,971
IT Services - 0.5%
BIPROGY Inc	2,100	87,876
Fujitsu Ltd	45,400	1,101,376
NEC Corp	36,000	1,050,302
Nomura Research Institute Ltd	11,700	467,970
NTT Data Group Corp	15,200	420,747
Obic Co Ltd	8,700	338,986
Otsuka Corp	5,900	120,311
SCSK Corp	3,900	117,754
TIS Inc	5,400	181,419
		3,886,741
Semiconductors & Semiconductor Equipment - 0.8%
Advantest Corp	20,200	1,497,447
Disco Corp	2,543	753,347
Lasertec Corp	2,100	281,527
Renesas Electronics Corp	42,900	530,734
Rohm Co Ltd	8,900	113,533
SCREEN Holdings Co Ltd (c)	2,700	219,541
Socionext Inc	4,800	91,960
SUMCO Corp	9,000	70,546
Tokyo Electron Ltd	12,500	2,393,869
Tokyo Seimitsu Co Ltd	1,100	73,430
Ulvac Inc	1,200	44,215
		6,070,149
Software - 0.0%
Oracle Corp Japan	900	107,403
Trend Micro Inc/Japan	3,300	228,247
		335,650
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	6,900	119,356
Canon Inc (c)	25,300	733,795
FUJIFILM Holdings Corp	32,800	710,303
Konica Minolta Inc (b)	13,400	43,578
Ricoh Co Ltd (c)	15,100	142,505
Seiko Epson Corp	8,400	110,398
		1,859,935
TOTAL INFORMATION TECHNOLOGY		17,342,446

Materials - 0.8%
Chemicals - 0.6%
ADEKA Corp	2,700	51,711
Air Water Inc (Osaka)	6,200	92,695
Asahi Kasei Corp	36,700	261,259
Daicel Corp	6,600	55,433
DIC Corp	2,200	44,311
Kaneka Corp	1,800	49,748
Kansai Paint Co Ltd	5,000	68,661
Kuraray Co Ltd	8,000	101,730
Mitsubishi Chemical Group Corp	37,700	198,152
Mitsubishi Gas Chemical Co Inc	5,300	81,540
Mitsui Chemicals Inc	5,000	115,604
Nippon Paint Holdings Co Ltd	28,000	225,548
Nippon Sanso Holdings Corp	5,600	212,443
Nissan Chemical Corp	3,700	112,841
Nitto Denko Corp	18,600	359,193
NOF Corp	6,400	122,907
Resonac Holdings Corp	4,900	113,539
Shin-Etsu Chemical Co Ltd	52,400	1,730,352
Sumitomo Chemical Co Ltd	43,600	105,408
Teijin Ltd	5,000	40,528
Tokyo Ohka Kogyo Co Ltd	3,200	93,330
Toray Industries Inc	43,200	295,715
Tosoh Corp	8,700	127,313
Zeon Corp	5,600	56,951
		4,716,912
Construction Materials - 0.0%
Taiheiyo Cement Corp	3,100	76,915
Containers & Packaging - 0.0%
Toyo Seikan Group Holdings Ltd	3,800	74,493
Metals & Mining - 0.2%
Dowa Holdings Co Ltd	1,600	51,749
JFE Holdings Inc	17,000	197,755
JX Advanced Metals Corp	12,300	68,929
Kobe Steel Ltd	10,500	114,622
Maruichi Steel Tube Ltd	2,000	48,401
Mitsubishi Materials Corp	3,500	55,307
Nippon Steel Corp	28,400	537,099
Sumitomo Metal Mining Co Ltd	7,200	177,444
Yamato Kogyo Co Ltd	1,200	73,014
		1,324,320
Paper & Forest Products - 0.0%
Oji Holdings Corp	24,900	125,351
TOTAL MATERIALS		6,317,991

Real Estate - 0.6%
Diversified REITs - 0.1%
Activia Properties Inc	57	48,567
Daiwa House REIT Investment Corp	61	103,146
KDX Realty Investment Corp	108	117,071
Nomura Real Estate Master Fund Inc	115	117,551
Sekisui House Reit Inc	117	61,667
United Urban Investment Corp	81	87,241
		535,243
Hotel & Resort REITs - 0.0%
Invincible Investment Corp	205	88,261
Japan Hotel REIT Investment Corp	135	71,341
		159,602
Industrial REITs - 0.0%
GLP J-REIT	131	117,987
Industrial & Infrastructure Fund Investment Corp	69	58,217
Japan Logistics Fund Inc	73	47,397
LaSalle Logiport REIT	50	48,297
Mitsui Fudosan Logistics Park Inc	87	63,133
		335,031
Office REITs - 0.1%
Japan Prime Realty Investment Corp	104	66,875
Japan Real Estate Investment Corp	188	153,920
Nippon Building Fund Inc	224	206,726
Orix JREIT Inc	73	95,201
		522,722
Real Estate Management & Development - 0.4%
Daito Trust Construction Co Ltd	1,600	174,161
Daiwa House Industry Co Ltd	16,600	570,423
Hulic Co Ltd	17,600	177,522
Mitsubishi Estate Co Ltd	33,100	620,530
Mitsui Fudosan Co Ltd	73,600	712,528
Nomura Real Estate Holdings Inc	14,600	85,548
Sumitomo Realty & Development Co Ltd	12,600	486,604
Tokyo Tatemono Co Ltd	5,600	99,662
Tokyu Fudosan Holdings Corp	15,800	112,910
		3,039,888
Residential REITs - 0.0%
Advance Residence Investment Corp	75	77,914
Nippon Accommodations Fund Inc	68	55,579
		133,493
Retail REITs - 0.0%
Japan Metropolitan Fund Invest	191	135,287
TOTAL REAL ESTATE		4,861,266

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	19,900	246,251
Chugoku Electric Power Co Inc/The	8,400	41,590
Kansai Electric Power Co Inc/The	27,100	321,401
Kyushu Electric Power Co Inc	12,400	110,864
Tohoku Electric Power Co Inc	13,330	97,241
Tokyo Electric Power Co Holdings Inc (b)	19,800	65,909
		883,256
Gas Utilities - 0.1%
Osaka Gas Co Ltd	10,700	274,454
Toho Gas Co Ltd	2,500	69,737
Tokyo Gas Co Ltd	9,100	302,686
		646,877
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	4,396	74,974
TOTAL UTILITIES		1,605,107

TOTAL JAPAN		136,084,890
KOREA (SOUTH) - 3.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	5,625	59,444
Entertainment - 0.1%
HYBE Co Ltd	557	127,194
JYP Entertainment Corp	741	40,687
Krafton Inc (b)	800	214,610
NCSoft Corp	419	63,942
Netmarble Corp (d)(e)	571	26,163
Pearl Abyss Corp (b)	874	27,321
SM Entertainment Co Ltd	275	28,655
		528,572
Interactive Media & Services - 0.1%
Kakao Corp	8,084	358,451
NAVER Corp	3,889	754,432
		1,112,883
Media - 0.0%
Cheil Worldwide Inc	2,027	30,035
TOTAL COMMUNICATION SERVICES		1,730,934

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Hankook Tire & Technology Co Ltd	1,889	55,491
HL Mando Co Ltd	855	20,756
Hyundai Mobis Co Ltd	1,620	343,597
		419,844
Automobiles - 0.2%
Hyundai Motor Co	3,614	543,507
Kia Corp	6,609	473,273
		1,016,780
Broadline Retail - 0.2%
Coupang Inc Class A (b)	34,294	1,027,449
Shinsegae Inc	178	24,783
		1,052,232
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(d)(e)	5,527	149,547
Hanjin Kal Corp	749	65,426
Kangwon Land Inc	3,369	45,562
		260,535
Household Durables - 0.0%
Coway Co Ltd	1,408	100,723
LG Electronics Inc	2,839	154,837
		255,560
Specialty Retail - 0.0%
Hotel Shilla Co Ltd (b)	839	32,056
Textiles, Apparel & Luxury Goods - 0.0%
Misto Holdings Corp	1,019	26,922
Youngone Corp	559	26,108
		53,030
TOTAL CONSUMER DISCRETIONARY		3,090,037

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
E-MART Inc	482	30,420
Food Products - 0.0%
CJ CheilJedang Corp	216	39,747
NongShim Co Ltd	97	28,171
Orion Corp/Republic of Korea	585	47,037
Samyang Foods Co Ltd	110	113,402
		228,357
Personal Care Products - 0.0%
Amorepacific Corp	789	79,707
Cosmax Inc	214	44,203
LG H&H Co Ltd	251	59,265
		183,175
Tobacco - 0.1%
KT&G Corp	2,622	247,444
TOTAL CONSUMER STAPLES		689,396

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	1,204	115,226
S-Oil Corp	1,110	49,135
SK Innovation Co Ltd	1,699	153,684
		318,045
Financials - 0.5%
Banks - 0.3%
BNK Financial Group Inc	7,614	70,054
Hana Financial Group Inc	7,575	483,110
iM Financial Group Co Ltd	3,890	36,135
Industrial Bank of Korea	7,065	95,338
JB Financial Group Co Ltd	2,686	40,792
KakaoBank Corp	9,154	202,948
KB Financial Group Inc	9,763	800,179
Shinhan Financial Group Co Ltd	13,285	600,718
Woori Financial Group Inc	17,488	290,141
		2,619,415
Capital Markets - 0.1%
KIWOOM Securities Co Ltd	350	59,232
Korea Investment Holdings Co Ltd	1,094	112,864
Mirae Asset Securities Co Ltd	7,002	110,995
NH Investment & Securities Co Ltd	3,686	54,452
Samsung Securities Co Ltd	1,689	91,867
		429,410
Consumer Finance - 0.0%
Samsung Card Co Ltd	642	23,438
Financial Services - 0.0%
Meritz Financial Group Inc	2,111	175,507
Insurance - 0.1%
DB Insurance Co Ltd	1,145	104,333
Hyundai Marine & Fire Insurance Co Ltd (b)	1,550	30,298
Samsung Fire & Marine Insurance Co Ltd	864	277,112
Samsung Life Insurance Co Ltd	2,807	264,280
		676,023
TOTAL FINANCIALS		3,923,793

Health Care - 0.2%
Biotechnology - 0.1%
Alteogen Inc (b)	1,113	305,978
Celltrion Inc	4,115	485,350
Hugel Inc (b)	149	42,724
PharmaResearch Co Ltd	166	60,541
SK Bioscience Co Ltd (b)	674	23,784
		918,377
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	3,236	117,420
Health Care Providers & Services - 0.0%
Hanmi Science Co ltd	934	30,923
Life Sciences Tools & Services - 0.1%
LigaChem Biosciences Inc (b)	668	56,672
Peptron Inc (b)	549	76,397
Samsung Biologics Co Ltd (b)(d)(e)	488	357,754
		490,823
Pharmaceuticals - 0.0%
Celltrion Pharm Inc	550	20,181
Hanall Biopharma Co Ltd (b)	948	16,989
Hanmi Pharm Co Ltd	166	35,085
Sam Chun Dang Pharm Co Ltd	372	40,495
SK Biopharmaceuticals Co Ltd (b)	734	49,904
Yuhan Corp	1,615	124,363
		287,017
TOTAL HEALTH CARE		1,844,560

Industrials - 0.7%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	797	499,467
Hanwha Aerospace Co Ltd rights 7/2/2025 (b)	55	6,666
Hanwha Systems Co Ltd	1,968	84,353
Korea Aerospace Industries Ltd	1,914	127,020
LIG Nex1 Co Ltd	293	116,927
		834,433
Air Freight & Logistics - 0.0%
Cj Logistics Corp	286	18,473
Hyundai Glovis Co Ltd	1,175	117,052
		135,525
Commercial Services & Supplies - 0.0%
S-1 Corp	474	24,030
Construction & Engineering - 0.0%
DL E&C Co Ltd	698	26,720
GS Engineering & Construction Corp	1,735	26,605
Hyundai Engineering & Construction Co Ltd	1,918	111,268
KEPCO Engineering & Construction Co Inc	487	37,538
Samsung E&A Co Ltd	4,046	66,080
		268,211
Electrical Equipment - 0.3%
Doosan Enerbility Co Ltd (b)	11,822	597,585
Ecopro BM Co Ltd (b)	1,391	103,414
Ecopro Co Ltd	2,799	93,393
HD Hyundai Electric Co Ltd	597	223,684
Hyosung Heavy Industries Corp	122	80,332
L&F Co Ltd (b)	698	25,430
LG Energy Solution Ltd (b)	1,115	244,728
LS Corp	458	66,678
LS Electric Co Ltd	388	85,734
POSCO Future M Co Ltd (b)	912	85,191
POSCO Future M Co Ltd rights 7/22/2025 (b)	97	2,151
Shinsung Delta Tech Co Ltd	433	22,112
Taihan Electric Wire Co Ltd (b)	2,814	35,852
		1,666,284
Industrial Conglomerates - 0.1%
CJ Corp	346	41,040
Doosan Co Ltd	193	93,565
GS Holdings Corp	1,129	38,922
Hanwha Corp	1,087	75,752
LG Corp	2,456	144,475
Samsung C&T Corp	1,976	235,691
SK Inc	938	141,758
SK Square Co Ltd (b)	2,311	312,539
		1,083,742
Machinery - 0.2%
Doosan Bobcat Inc	1,430	61,505
Hanwha Ocean Co Ltd (b)	2,910	170,752
HD Hyundai Heavy Industries Co Ltd	585	185,250
HD Hyundai Infracore Co Ltd	3,468	32,395
HD HYUNDAI MIPO	600	93,559
HD Korea Shipbuilding & Offshore Engineering Co Ltd	1,215	328,633
Hyundai Elevator Co Ltd	539	34,256
Hyundai Rotem Co Ltd	1,908	277,073
Rainbow Robotics (b)	211	43,739
Samsung Heavy Industries Co Ltd (b)	19,101	236,582
		1,463,744
Marine Transportation - 0.0%
HMM Co Ltd	7,609	126,521
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	4,950	83,771
Trading Companies & Distributors - 0.0%
Posco International Corp	1,214	44,589
TOTAL INDUSTRIALS		5,730,850

Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.1%
Daejoo Electronic Materials Co Ltd	297	15,715
Hanwha Vision Co Ltd	906	33,611
IsuPetasys Co Ltd	1,434	55,425
LG Display Co Ltd (b)	9,441	62,453
LG Innotek Co Ltd	373	40,631
Samsung Electro-Mechanics Co Ltd	1,457	145,037
Samsung SDI Co Ltd	1,414	180,571
		533,443
IT Services - 0.0%
Posco DX Co Ltd	1,363	23,620
Samsung SDS Co Ltd	1,003	125,713
		149,333
Semiconductors & Semiconductor Equipment - 0.4%
DB HiTek Co Ltd	839	29,018
Eo Technics Co Ltd	227	28,217
Hanmi Semiconductor Co Ltd	1,125	84,802
HPSP Co Ltd	1,203	24,670
LEENO Industrial Inc	1,106	41,603
SK Hynix Inc	14,218	3,068,130
		3,276,440
Software - 0.0%
Douzone Bizon Co Ltd	488	24,343
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd	128,099	5,661,081
TOTAL INFORMATION TECHNOLOGY		9,644,640

Materials - 0.1%
Chemicals - 0.0%
Dongjin Semichem Co Ltd	921	22,257
Enchem Co Ltd (b)	425	17,557
Hansol Chemical Co Ltd	248	31,468
Hanwha Solutions Corp	2,837	66,252
KCC Corp	112	25,824
Kumho Petrochemical Co Ltd	400	33,196
LG Chem Ltd	1,224	191,313
Lotte Chemical Corp	499	21,684
OCI Holdings Co Ltd	377	20,283
SKC Co Ltd (b)	479	39,009
		468,843
Metals & Mining - 0.1%
Hyundai Steel Co	2,224	48,321
Korea Zinc Co Ltd	284	171,892
POSCO Holdings Inc	1,963	377,170
		597,383
TOTAL MATERIALS		1,066,226

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	6,769	195,090
TOTAL KOREA (SOUTH)		28,233,571
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	64,989	102,732
Financials - 0.2%
Banks - 0.2%
Al Ahli Bank of Kuwait KSCP	34,884	34,364
Boubyan Bank KSCP	38,961	91,808
Gulf Bank KSCP	63,857	75,028
Kuwait Finance House KSCP	322,352	846,101
National Bank of Kuwait SAKP	231,023	755,333
		1,802,634
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	108,854	35,271
Agility Public Warehousing Co KSC	41,543	26,648
		61,919
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	59,444	49,610
TOTAL INDUSTRIALS		111,529

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	18,684	53,444
TOTAL KUWAIT		2,070,339
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	9,184	65,342
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	3,425	243,844
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	1,098	35,491
ArcelorMittal SA	11,931	377,634
		413,125
TOTAL LUXEMBOURG		722,311
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	54,000	239,734
Sands China Ltd	62,000	129,056

TOTAL MACAU		368,790
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Berhad	55,439	86,212
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	81,499	44,697
CELCOMDIGI BHD	88,400	82,481
Maxis Bhd	61,500	52,710
		179,888
TOTAL COMMUNICATION SERVICES		266,100

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	57,400	41,565
Genting Malaysia Bhd	76,100	34,870
		76,435
Specialty Retail - 0.0%
MR DIY Group M Bhd (d)(e)	119,800	46,645
TOTAL CONSUMER DISCRETIONARY		123,080

Consumer Staples - 0.0%
Food Products - 0.0%
IOI Corp Bhd	82,400	73,166
Kuala Lumpur Kepong Bhd	15,028	73,856
Nestle Malaysia Bhd	1,600	29,143
PPB Group Bhd	18,700	45,640
QL Resources Bhd	45,450	49,637
SD Guthrie Bhd	97,776	107,711
United Plantations BHD	8,200	42,869
		422,022
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	113,000	42,389
Yinson Holdings BHD	60,200	33,587
		75,976
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	9,500	48,537
TOTAL ENERGY		124,513

Financials - 0.2%
Banks - 0.2%
AMMB Holdings Bhd	72,400	87,664
CIMB Group Holdings Bhd	201,571	324,945
Hong Leong Bank Bhd	20,500	95,394
Malayan Banking Bhd	201,458	463,946
Public Bank Bhd	401,300	410,637
RHB Bank Bhd	50,239	75,144
		1,457,730
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	81,300	131,640
Kpj Healthcare Bhd	68,200	43,070
		174,710
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	150,605	171,272
IJM Corp Bhd	71,200	44,289
		215,561
Industrial Conglomerates - 0.0%
Sime Darby Bhd	84,800	33,219
Sunway Bhd	64,500	71,973
		105,192
Marine Transportation - 0.0%
MISC Bhd	35,900	64,692
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	29,700	38,077
TOTAL INDUSTRIALS		423,522

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	75,000	35,969
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	74,400	61,647
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	105,000	129,131
TOTAL MATERIALS		190,778

Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	75,600	258,103
Gas Utilities - 0.0%
Petronas Gas Bhd	25,400	106,255
Multi-Utilities - 0.0%
YTL Corp Bhd	136,200	75,020
YTL Corp Bhd warrants 6/2/2028 (b)	26,200	6,775
YTL Power International Bhd	66,000	62,365
YTL Power International Bhd warrants 6/2/2028 (b)	13,200	5,644
		149,804
TOTAL UTILITIES		514,162

TOTAL MALAYSIA		3,732,586
MEXICO - 0.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	499,800	446,942
Consumer Staples - 0.2%
Beverages - 0.1%
Arca Continental SAB de CV	13,000	137,403
Coca-Cola Femsa SAB de CV unit	14,000	135,654
Fomento Economico Mexicano SAB de CV unit	45,700	470,529
		743,586
Consumer Staples Distribution & Retail - 0.1%
Wal-Mart de Mexico SAB de CV Series V	128,900	426,931
Food Products - 0.0%
Alfa SAB de CV Series A	95,499	70,538
Gruma SAB de CV Series B	4,615	79,629
Grupo Bimbo SAB de CV (c)	37,300	104,062
		254,229
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	36,800	67,326
TOTAL CONSUMER STAPLES		1,492,072

Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (d)(e)	21,200	51,236
Grupo Financiero Banorte SAB de CV	63,900	584,088
Grupo Financiero Inbursa SAB de CV Series O	46,800	120,813
		756,137
Insurance - 0.0%
Qualitas Controladora SAB de CV	5,200	53,398
TOTAL FINANCIALS		809,535

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	14,400	102,663
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	7,300	95,897
Grupo Aeroportuario del Pacifico SAB de CV Series B	10,700	245,613
Grupo Aeroportuario del Sureste SAB de CV Series B	4,610	147,173
Promotora y Operadora de Infraestructura SAB de CV	4,890	55,098
		543,781
TOTAL INDUSTRIALS		646,444

Materials - 0.1%
Construction Materials - 0.0%
Cemex SAB de CV unit	400,400	276,329
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	82,200	497,901
Industrias Penoles SAB de CV (b)	4,895	136,106
		634,007
TOTAL MATERIALS		910,336

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	73,500	101,528
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	26,700	100,912
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	23,500	64,584
TOTAL REAL ESTATE		267,024

TOTAL MEXICO		4,572,353
NETHERLANDS - 2.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	87,242	425,583
Entertainment - 0.1%
Universal Music Group NV	20,751	673,174
TOTAL COMMUNICATION SERVICES		1,098,757

Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	2,978	221,877
Heineken NV	7,297	636,611
		858,488
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	24,308	1,015,259
TOTAL CONSUMER STAPLES		1,873,747

Financials - 0.6%
Banks - 0.2%
ING Groep NV	83,081	1,820,944
Capital Markets - 0.1%
Euronext NV (d)(e)	2,528	432,086
Financial Services - 0.2%
Adyen NV (b)(d)(e)	831	1,526,163
EXOR NV	2,364	238,368
		1,764,531
Insurance - 0.1%
ASR Nederland NV	3,926	260,737
NN Group NV	7,097	471,666
		732,403
TOTAL FINANCIALS		4,749,964

Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	1,602	886,840
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	21,787	523,157
TOTAL HEALTH CARE		1,409,997

Industrials - 0.2%
Professional Services - 0.2%
Wolters Kluwer NV	6,298	1,053,089
Trading Companies & Distributors - 0.0%
IMCD NV	1,552	208,503
TOTAL INDUSTRIALS		1,261,592

Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
ASM International NV	1,224	783,480
ASML Holding NV	10,396	8,330,698
BE Semiconductor Industries NV	2,037	304,854
		9,419,032
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	4,514	316,719
TOTAL NETHERLANDS		20,129,808
NEW ZEALAND - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Spark New Zealand Ltd	49,072	72,686
Consumer Staples - 0.0%
Food Products - 0.0%
a2 Milk Co Ltd/The	19,070	100,316
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	25,527	164,936
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	15,481	340,184
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (b)	27,827	49,020
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	44,223	208,775
TOTAL INDUSTRIALS		257,795

Information Technology - 0.2%
Software - 0.2%
Xero Ltd (b)	3,787	448,136
Xero Ltd	170	20,117
		468,253
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	21,271	116,692
Mercury NZ Ltd	17,890	65,538
		182,230
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	33,285	119,704
TOTAL UTILITIES		301,934

TOTAL NEW ZEALAND		1,706,104
NORWAY - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	16,699	259,612
Media - 0.0%
Vend Marketplaces ASA A Shares	1,627	57,304
Vend Marketplaces ASA B Shares	2,892	97,496
		154,800
TOTAL COMMUNICATION SERVICES		414,412

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (d)(e)	4,236	35,890
Consumer Staples - 0.1%
Food Products - 0.1%
Leroy Seafood Group ASA	7,122	33,775
Mowi ASA	11,680	225,503
Orkla ASA	19,984	217,299
Salmar ASA	1,885	81,688
		558,265
Energy - 0.1%
Energy Equipment & Services - 0.0%
Seadrill Ltd (b)(c)	1,732	45,465
TGS ASA	5,007	42,696
		88,161
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	8,159	208,682
BLUENORD ASA	665	32,559
Equinor ASA	20,638	521,194
Frontline PLC (Norway)	3,786	62,522
Var Energi ASA	24,428	78,547
		903,504
TOTAL ENERGY		991,665

Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	22,897	632,885
SpareBank 1 SMN	3,358	64,612
SpareBank 1 Sor-Norge ASA	4,813	88,530
		786,027
Insurance - 0.0%
Gjensidige Forsikring ASA	5,056	128,113
Protector Forsikring ASA	1,547	65,844
Storebrand ASA A Shares	11,876	168,253
		362,210
TOTAL FINANCIALS		1,148,237

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	11,605	450,008
Industrial Conglomerates - 0.0%
Aker ASA A Shares	642	41,720
Machinery - 0.0%
AutoStore Holdings Ltd (b)(d)(e)	30,015	17,912
TOMRA Systems ASA	6,195	96,495
		114,407
Marine Transportation - 0.0%
Golden Ocean Group Ltd (Norway)	3,170	23,509
TOTAL INDUSTRIALS		629,644

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (b)	4,571	61,540
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	34,881	199,743
TOTAL NORWAY		4,039,396
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	1,793	400,772
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	6,339	104,086
TOTAL PERU		504,858
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	2,270	49,068
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	16,530	63,418
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	55,889	129,050
BDO Unibank Inc	55,456	150,508
Metropolitan Bank & Trust Co	48,156	62,012
		341,570
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Ayala Corp	6,570	66,516
SM Investments Corp	12,840	198,871
		265,387
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	21,350	155,857
TOTAL INDUSTRIALS		421,244

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	154,600	74,141
SM Prime Holdings Inc	306,700	127,746
		201,887
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	7,670	73,362
TOTAL PHILIPPINES		1,150,549
POLAND - 0.4%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	1,859	144,827
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (b)(d)(e)	16,433	157,703
Specialty Retail - 0.0%
CCC SA (b)	1,208	68,538
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	34	138,383
TOTAL CONSUMER DISCRETIONARY		364,624

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(d)(e)	1,264	184,462
Zabka Group SA (b)	12,290	73,787
		258,249
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	15,350	349,643
Financials - 0.3%
Banks - 0.2%
Alior Bank SA	2,371	62,229
Bank Millennium SA (b)	16,252	64,479
Bank Polska Kasa Opieki SA	4,620	237,130
mBank SA (b)	345	76,383
Powszechna Kasa Oszczednosci Bank Polski SA	22,762	475,153
Santander Bank Polska SA	1,028	140,780
		1,056,154
Consumer Finance - 0.0%
KRUK SA (b)	458	51,043
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	14,992	262,043
TOTAL FINANCIALS		1,369,240

Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	5,801	96,349
Construction & Engineering - 0.0%
Budimex SA	331	51,170
TOTAL INDUSTRIALS		147,519

Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	1,379	77,360
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	264	65,554
KGHM Polska Miedz SA (b)	3,616	129,317
		194,871
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	22,052	69,777
TOTAL POLAND		2,976,110
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	7,288	184,404
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	11,154	204,183
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	238,284	185,422
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	79,564	345,086
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	10,457	37,261
TOTAL UTILITIES		382,347

TOTAL PORTUGAL		956,356
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	20,166	70,783
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	15,804	65,022
Qatar Gas Transport Co Ltd	71,774	97,775
		162,797
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	159,539	102,007
Commercial Bank of Qatar	84,243	105,275
Qatar International Islamic Bank QSC	29,119	87,093
Qatar Islamic Bank QPSC	44,048	267,966
Qatar National Bank QPSC	117,281	558,864
		1,121,205
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	41,506	140,785
Marine Transportation - 0.0%
Qatar Navigation QSC	24,688	75,739
TOTAL INDUSTRIALS		216,524

Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	134,660	49,781
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	57,024	43,461
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	12,919	57,481
TOTAL QATAR		1,722,032
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	16,103	122,748
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (b)(d)(f)	1,767	0
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Magnit PJSC (b)(f)	1,150	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	183,050	0
LUKOIL PJSC (b)(f)	5,452	0
Novatek PJSC (b)(f)	14,792	0
Surgutneftegas PAO (b)(f)	146,500	0
Tatneft PJSC (b)(f)	23,930	0
		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	163,450	0
Materials - 0.0%
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	37,350	0
GMK Norilskiy Nickel PAO (b)(f)	91,700	0
Polyus PJSC (b)(f)	4,940	0
Severstal PAO (b)(f)	2,873	0
		0
TOTAL RUSSIA		0
SAUDI ARABIA - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	50,233	569,768
Media - 0.0%
Saudi Research & Media Group (b)	1,042	53,732
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	9,939	157,148
Mobile Telecommunications Co Saudi Arabia	11,314	32,459
		189,607
TOTAL COMMUNICATION SERVICES		813,107

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Leejam Sports Co JSC	647	22,357
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	1,306	44,363
Jarir Marketing Co	15,438	51,618
		95,981
TOTAL CONSUMER DISCRETIONARY		118,338

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Abdullah Al Othaim Markets Co	11,431	23,712
Nahdi Medical Co	1,372	46,715
		70,427
Food Products - 0.0%
Almarai Co JSC	10,808	146,105
Saudia Dairy & Foodstuff Co	392	28,597
Savola Group/The (b)	3,759	27,802
		202,504
TOTAL CONSUMER STAPLES		272,931

Energy - 0.0%
Energy Equipment & Services - 0.0%
Ades Holding Co	9,360	34,191
Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	51,761	1,305,584
Alinma Bank	32,200	230,264
Bank Al-Jazira	16,881	57,838
Bank AlBilad	19,488	136,762
Banque Saudi Fransi	32,348	154,042
Riyad Bank	38,924	298,274
Saudi Awwal Bank	9,892	88,884
Saudi Investment Bank/The	16,338	63,252
Saudi National Bank/The	77,661	747,931
		3,082,831
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	1,286	60,485
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (b)	1,304	44,713
Bupa Arabia for Cooperative Insurance Co	644	30,581
Co for Cooperative Insurance/The	1,933	81,433
		156,727
TOTAL FINANCIALS		3,300,043

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Al Hammadi Holding	2,039	20,931
Dallah Healthcare Co	792	27,579
Dr Sulaiman Al Habib Medical Services Group Co	2,702	195,383
Mouwasat Medical Services Co	2,447	49,227
		293,120
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	618	30,945
Commercial Services & Supplies - 0.0%
Catrion Catering Holding Co	1,015	32,692
Electrical Equipment - 0.0%
Riyadh Cables Group Co	1,234	46,524
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	976	41,845
Transportation Infrastructure - 0.0%
Saudi Ground Services Co	2,279	29,751
TOTAL INDUSTRIALS		181,757

Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	635	45,104
Elm Co	693	185,053
		230,157
Materials - 0.2%
Chemicals - 0.1%
Advanced Petrochemical Co (b)	3,258	26,912
SABIC Agri-Nutrients Co	6,148	175,727
Sahara International Petrochemical Co	9,353	49,427
Saudi Aramco Base Oil Co	1,367	37,250
Saudi Basic Industries Corp	23,847	347,484
Saudi Industrial Investment Group	8,907	39,827
Saudi Kayan Petrochemical Co (b)	19,163	26,416
Yanbu National Petrochemical Co	7,407	59,643
		762,686
Construction Materials - 0.0%
Saudi Cement Co	1,993	21,033
Yamama Cement Co	2,602	23,630
		44,663
Metals & Mining - 0.1%
Saudi Arabian Mining Co (b)	33,117	473,289
TOTAL MATERIALS		1,280,638

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arabian Centres Co (d)(e)	6,321	32,713
Dar Al Arkan Real Estate Development Co (b)	13,827	70,785
Emaar Economic City (b)	6,760	24,207
Retal Urban Development Co	5,760	24,142
		151,847
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	21,320	83,563
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co (b)	5,609	382,857
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu	2,000	23,026
TOTAL UTILITIES		489,446

TOTAL SAUDI ARABIA		7,165,575
SINGAPORE - 1.2%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	196,000	590,899
Entertainment - 0.2%
Sea Ltd Class A ADR (b)	9,211	1,473,207
TOTAL COMMUNICATION SERVICES		2,064,106

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	152,000	85,473
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd	7,743	38,901
Financials - 0.6%
Banks - 0.6%
DBS Group Holdings Ltd	53,402	1,886,185
Oversea-Chinese Banking Corp Ltd	101,285	1,299,220
United Overseas Bank Ltd	40,500	1,146,677
		4,332,082
Capital Markets - 0.0%
Singapore Exchange Ltd	21,400	250,438
TOTAL FINANCIALS		4,582,520

Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	39,700	243,227
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	57,600	64,780
Grab Holdings Ltd Class A (b)	65,077	327,338
		392,118
Industrial Conglomerates - 0.0%
Keppel Ltd	36,800	214,751
Machinery - 0.0%
Seatrium Ltd	58,184	91,978
Passenger Airlines - 0.0%
Singapore Airlines Ltd	36,250	198,712
Transportation Infrastructure - 0.0%
SATS Ltd	23,323	55,762
TOTAL INDUSTRIALS		1,196,548

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	6,900	61,918
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV (Italy)	17,295	528,569
TOTAL INFORMATION TECHNOLOGY		590,487

Real Estate - 0.1%
Diversified REITs - 0.0%
CapitaLand Integrated Commercial Trust	148,936	254,181
Mapletree Pan Asia Commercial Trust	60,246	59,701
Suntec Real Estate Investment Trust	57,300	50,923
		364,805
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	92,606	195,190
Frasers Logistics & Commercial Trust (d)	76,100	51,172
Mapletree Industrial Trust	55,570	89,157
Mapletree Logistics Trust	88,455	82,090
		417,609
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	61,420	128,009
UOL Group Ltd	12,700	61,727
		189,736
Specialized REITs - 0.0%
Keppel DC REIT	46,700	85,577
TOTAL REAL ESTATE		1,057,727

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	23,800	128,219
TOTAL SINGAPORE		9,743,981
SOUTH AFRICA - 1.0%
Communication Services - 0.1%
Media - 0.0%
MultiChoice Group (b)	6,951	46,102
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	49,744	395,733
Vodacom Group Ltd	16,016	123,668
		519,401
TOTAL COMMUNICATION SERVICES		565,503

Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	4,713	1,468,276
Woolworths Holdings Ltd/South Africa	23,510	68,735
		1,537,011
Specialty Retail - 0.0%
Foschini Group Ltd	8,777	63,914
Mr Price Group Ltd	6,884	86,102
Pepkor Holdings Ltd (d)(e)	53,633	82,493
		232,509
TOTAL CONSUMER DISCRETIONARY		1,769,520

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	8,900	234,986
Clicks Group Ltd	6,285	131,708
Shoprite Holdings Ltd	12,580	196,796
		563,490
Food Products - 0.0%
Tiger Brands Ltd	4,152	74,786
TOTAL CONSUMER STAPLES		638,276

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	6,309	52,361
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	22,086	219,566
Capitec Bank Holdings Ltd	2,391	479,579
Nedbank Group Ltd	11,962	164,223
Standard Bank Group Ltd	35,346	454,270
		1,317,638
Financial Services - 0.1%
FirstRand Ltd	133,261	569,739
Remgro Ltd	13,374	119,510
		689,249
Insurance - 0.0%
Discovery Ltd	15,307	185,720
Old Mutual Ltd	122,922	83,805
OUTsurance Group Ltd	22,336	98,825
Sanlam Ltd	44,377	222,265
		590,615
TOTAL FINANCIALS		2,597,502

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	10,204	68,871
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	9,043	119,281
Materials - 0.3%
Chemicals - 0.0%
Sasol Ltd (b)	15,614	69,526
Metals & Mining - 0.3%
Anglo American PLC	31,098	916,705
Gold Fields Ltd	23,618	559,267
Harmony Gold Mining Co Ltd	14,614	203,338
Impala Platinum Holdings Ltd (b)	23,769	213,570
Northam Platinum Holdings Ltd	9,270	100,383
Sibanye Stillwater Ltd (b)	74,877	136,361
Valterra Platinum Ltd	2,095	93,284
Valterra Platinum Ltd (United Kingdom)	3,484	153,034
		2,375,942
TOTAL MATERIALS		2,445,468

Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	91,962	69,554
TOTAL SOUTH AFRICA		8,326,336
SPAIN - 1.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (d)(e)	15,479	602,725
Telefonica SA (c)	127,296	669,969
		1,272,694
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	11,889	1,001,052
Specialty Retail - 0.2%
Industria de Diseno Textil SA	29,626	1,545,492
TOTAL CONSUMER DISCRETIONARY		2,546,544

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA (c)	30,545	446,763
Financials - 0.9%
Banks - 0.9%
Banco Bilbao Vizcaya Argentaria SA	152,145	2,342,770
Banco de Sabadell SA	143,485	456,856
Banco Santander SA	400,014	3,312,468
Bankinter SA	16,737	218,446
CaixaBank SA	102,258	886,046
		7,216,586
Industrials - 0.0%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	4,951	343,798
Transportation Infrastructure - 0.0%
Abertis Infraestructuras SA (f)	363	0
Aena SME SA (d)(e)	19,400	517,832
		517,832
TOTAL INDUSTRIALS		861,630

Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	10,463	137,176
Utilities - 0.5%
Electric Utilities - 0.5%
Endesa SA	8,397	265,976
Iberdrola SA	154,739	2,976,874
Redeia Corp SA	10,778	230,431
		3,473,281
Gas Utilities - 0.0%
Enagas SA	6,273	105,592
Naturgy Energy Group SA	4,123	131,131
		236,723
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	7,927	88,474
TOTAL UTILITIES		3,798,478

TOTAL SPAIN		16,279,871
SWEDEN - 2.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB	61,539	220,960
Interactive Media & Services - 0.0%
Hemnet Group AB	2,137	62,478
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	15,060	220,068
TOTAL COMMUNICATION SERVICES		503,506

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (d)(e)	4,976	395,209
Household Durables - 0.0%
Electrolux AB B Shares (b)	5,963	42,405
Leisure Products - 0.0%
Thule Group AB (d)(e)	2,836	81,535
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	15,067	212,206
TOTAL CONSUMER DISCRETIONARY		731,355

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	2,908	85,941
Food Products - 0.0%
AAK AB	4,808	126,134
Household Products - 0.1%
Essity AB B Shares	15,976	442,422
TOTAL CONSUMER STAPLES		654,497

Financials - 0.6%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	43,549	759,964
Svenska Handelsbanken AB A Shares	41,112	550,378
Swedbank AB A1 Shares	24,211	641,044
		1,951,386
Capital Markets - 0.1%
Avanza Bank Holding AB	3,128	106,030
EQT AB	9,513	317,640
Nordnet AB	4,061	110,315
		533,985
Financial Services - 0.3%
Industrivarden AB A Shares	3,722	135,018
Industrivarden AB C Shares	4,185	151,150
Investor AB A Shares	14,994	443,596
Investor AB B Shares	47,893	1,416,152
L E Lundbergforetagen AB B Shares	1,928	96,106
		2,242,022
TOTAL FINANCIALS		4,727,393

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	6,073	184,997
Health Care Equipment & Supplies - 0.0%
Elekta AB B Shares	9,178	47,418
Getinge AB B Shares	5,716	114,612
		162,030
Health Care Technology - 0.0%
Sectra AB B Shares	3,519	130,331
TOTAL HEALTH CARE		477,358

Industrials - 0.9%
Aerospace & Defense - 0.1%
Saab AB B Shares	8,593	480,463
Building Products - 0.1%
Assa Abloy AB B Shares	26,170	818,170
Nibe Industrier AB B Shares	40,354	172,064
		990,234
Commercial Services & Supplies - 0.0%
Bravida Holding AB (d)(e)	5,287	53,172
Loomis AB	1,863	78,294
Securitas AB B Shares	13,221	197,737
		329,203
Construction & Engineering - 0.0%
Skanska AB B Shares	9,450	219,946
Sweco AB B Shares	5,483	95,045
		314,991
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	3,593	94,640
Lifco AB B Shares	5,615	227,190
		321,830
Machinery - 0.7%
Alfa Laval AB	7,626	320,648
Atlas Copco AB A Shares	67,101	1,084,756
Atlas Copco AB B Shares	41,413	588,525
Epiroc AB A Shares	16,546	359,220
Epiroc AB B Shares	10,281	196,690
Indutrade AB	6,979	190,466
Sandvik AB	28,437	651,945
SKF AB B Shares	9,827	225,501
Trelleborg AB B Shares	4,929	183,439
Volvo AB A Shares	5,058	142,102
Volvo AB B Shares	41,909	1,179,220
		5,122,512
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	6,883	234,262
Beijer Ref AB B Shares	10,252	161,838
		396,100
TOTAL INDUSTRIALS		7,955,333

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	81,478	696,256
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	54,085	545,155
Lagercrantz Group AB B Shares	5,278	126,972
Mycronic AB	3,910	83,400
		755,527
TOTAL INFORMATION TECHNOLOGY		1,451,783

Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares	6,933	67,198
Containers & Packaging - 0.0%
Billerud Aktiebolag	5,835	60,534
Metals & Mining - 0.1%
Boliden AB (b)	7,255	226,295
SSAB AB B Shares	16,070	94,916
		321,211
Paper & Forest Products - 0.0%
Holmen AB B Shares	2,447	97,043
Svenska Cellulosa AB SCA B Shares	15,784	205,206
		302,249
TOTAL MATERIALS		751,192

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Castellum AB	11,196	146,800
Fabege AB	6,618	59,214
Fastighets AB Balder B Shares (b)	19,000	141,101
Sagax AB B Shares	5,843	133,400
Wallenstam AB B Shares	11,888	60,590
Wihlborgs Fastigheter AB	7,308	79,021
		620,126
TOTAL SWEDEN		17,872,543
SWITZERLAND - 2.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	671	475,692
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	14,193	2,685,782
Consumer Staples - 0.1%
Food Products - 0.1%
Chocoladefabriken Lindt & Spruengli AG	3	499,843
Chocoladefabriken Lindt & Spruengli AG	24	403,806
		903,649
Financials - 0.9%
Capital Markets - 0.5%
Julius Baer Group Ltd	5,439	368,954
Partners Group Holding AG	578	753,961
UBS Group AG	85,002	2,876,430
		3,999,345
Insurance - 0.4%
Baloise Holding AG	1,211	285,713
Swiss Life Holding AG	759	767,753
Zurich Insurance Group AG	3,865	2,704,430
		3,757,896
TOTAL FINANCIALS		7,757,241

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	1,305	388,810
Straumann Holding AG	3,110	407,067
		795,877
Life Sciences Tools & Services - 0.2%
Lonza Group AG	1,907	1,363,817
Pharmaceuticals - 0.1%
Galderma Group AG	3,264	473,073
Sandoz Group AG	11,611	635,390
		1,108,463
TOTAL HEALTH CARE		3,268,157

Industrials - 0.6%
Building Products - 0.1%
Geberit AG	882	693,639
Electrical Equipment - 0.4%
ABB Ltd	42,230	2,530,795
Machinery - 0.1%
Schindler Holding AG	1,073	398,935
VAT Group AG (d)(e)	713	300,764
		699,699
Marine Transportation - 0.0%
Kuehne + Nagel International AG	1,404	303,732
Professional Services - 0.0%
SGS SA	3,956	401,359
TOTAL INDUSTRIALS		4,629,224

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	4,100	369,152
Materials - 0.3%
Chemicals - 0.3%
DSM-Firmenich AG	5,470	581,926
Givaudan SA	210	1,016,586
Sika AG	4,237	1,152,820
		2,751,332
TOTAL SWITZERLAND		22,840,229
TAIWAN - 5.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	100,000	462,444
Entertainment - 0.0%
International Games System Co Ltd	7,000	205,551
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	46,000	141,058
Taiwan Mobile Co Ltd	46,000	181,047
		322,105
TOTAL COMMUNICATION SERVICES		990,100

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	51,000	65,978
Tong Yang Industry Co Ltd	13,000	43,690
		109,668
Automobiles - 0.0%
Yulon Motor Co Ltd	17,560	20,223
Broadline Retail - 0.0%
momo.com Inc	2,801	25,787
Poya International Co Ltd (b)	2,060	35,392
		61,179
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	5,000	69,732
Leisure Products - 0.0%
Giant Manufacturing Co Ltd	8,181	30,379
Merida Industry Co Ltd	6,000	21,150
		51,529
Specialty Retail - 0.0%
Hotai Motor Co Ltd (b)	9,120	176,039
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd (b)	5,000	70,160
Feng TAY Enterprise Co Ltd	16,020	67,163
Makalot Industrial Co Ltd	6,287	50,780
Pou Chen Corp (b)	64,000	67,792
Ruentex Industries Ltd	22,561	41,309
		297,204
TOTAL CONSUMER DISCRETIONARY		785,574

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	15,000	131,678
Food Products - 0.1%
Great Wall Enterprise Co Ltd	19,945	44,984
Lien Hwa Industrial Holdings Corp	29,887	43,983
Uni-President Enterprises Corp	126,000	349,293
		438,260
TOTAL CONSUMER STAPLES		569,938

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	44,000	54,211
Financials - 0.7%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	204,328	130,769
CTBC Financial Holding Co Ltd	516,000	771,732
E.Sun Financial Holding Co Ltd	420,492	472,746
Far Eastern International Bank	103,821	45,836
First Financial Holding Co Ltd	300,077	298,341
Hua Nan Financial Holdings Co Ltd	270,193	251,523
King's Town Bank Co Ltd (b)	23,000	41,405
Mega Financial Holding Co Ltd	308,524	433,448
Shanghai Commercial & Savings Bank Ltd/The	128,131	203,473
SinoPac Financial Holdings Co Ltd	330,649	273,853
Taichung Commercial Bank Co Ltd	97,994	73,615
Taishin Financial Holding Co Ltd	338,623	182,529
Taiwan Business Bank	178,305	93,671
Taiwan Cooperative Financial Holding Co Ltd	289,547	245,261
		3,518,202
Capital Markets - 0.0%
Capital Securities Corp	57,000	38,235
IBF Financial Holdings Co Ltd	74,538	34,311
		72,546
Consumer Finance - 0.0%
Yulon Finance Corp	8,233	29,022
Financial Services - 0.1%
Chailease Holding Co Ltd	44,073	190,808
Yuanta Financial Holding Co Ltd	339,207	396,452
		587,260
Insurance - 0.2%
Cathay Financial Holding Co Ltd	254,897	547,847
Fubon Financial Holding Co Ltd	234,186	699,697
KGI Financial Holding Co Ltd	438,000	224,104
Shin Kong Financial Holding Co Ltd (b)	470,453	181,940
		1,653,588
TOTAL FINANCIALS		5,860,618

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (b)	8,000	150,039
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (b)	3,000	138,095
TOTAL HEALTH CARE		288,134

Industrials - 0.2%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	5,000	106,609
Electrical Equipment - 0.1%
Bizlink Holding Inc	5,070	147,143
Chung-Hsin Electric & Machinery Manufacturing Corp	11,000	60,988
Fortune Electric Co Ltd	5,400	104,049
Shihlin Electric & Engineering Corp	8,000	49,146
Tatung Co Ltd	43,700	59,375
Teco Electric and Machinery Co Ltd	32,000	51,802
Voltronic Power Technology Corp	2,000	86,245
Walsin Lihwa Corp	92,603	68,456
		627,204
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	100,000	112,598
Machinery - 0.0%
Hiwin Technologies Corp	7,479	53,752
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	28,670	195,261
Wan Hai Lines Ltd	37,000	112,701
Wisdom Marine Lines Co Ltd	11,000	20,404
Yang Ming Marine Transport Corp	46,000	111,934
		440,300
Passenger Airlines - 0.0%
China Airlines Ltd	75,000	55,443
Eva Airways Corp	69,562	94,991
		150,434
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	57,000	55,110
TOTAL INDUSTRIALS		1,546,007

Information Technology - 4.4%
Communications Equipment - 0.0%
Accton Technology Corp	13,000	324,789
WNC Corp /Taiwan	10,000	41,582
		366,371
Electronic Equipment, Instruments & Components - 0.6%
AUO Corp	185,600	78,448
Chroma ATE Inc	11,000	166,587
Compeq Manufacturing Co Ltd	27,000	53,503
Delta Electronics Inc	51,000	720,867
E Ink Holdings Inc	24,000	181,526
Elite Material Co Ltd	8,000	241,487
Foxconn Technology Co Ltd	26,000	56,504
Genius Electronic Optical Co Ltd	3,000	42,917
Gold Circuit Electronics Ltd	9,000	90,866
Hon Hai Precision Industry Co Ltd	318,600	1,755,522
Innolux Corp	206,291	82,604
Largan Precision Co Ltd	3,000	244,362
Lotes Co Ltd	2,045	94,485
Primax Electronics Ltd	12,000	29,938
Simplo Technology Co Ltd	5,000	65,882
Sinbon Electronics Co Ltd	6,000	44,868
Synnex Technology International Corp	34,000	74,938
Taiwan Union Technology Corp	7,000	54,502
Tripod Technology Corp	12,000	101,646
Unimicron Technology Corp	34,000	132,653
Walsin Technology Corp	8,000	22,258
Wpg Holding Co Ltd	43,920	105,520
WT Microelectronics Co Ltd	17,000	74,763
Yageo Corp	12,851	213,311
Zhen Ding Technology Holding Ltd	16,000	55,033
		4,784,990
Semiconductors & Semiconductor Equipment - 3.4%
Alchip Technologies Ltd	2,000	211,848
AP Memory Technology Corp	3,000	30,699
ASE Technology Holding Co Ltd	91,000	456,419
ASMedia Technology Inc	1,000	65,368
ASPEED Technology Inc	1,000	162,394
Chipbond Technology Corp	15,000	27,414
Elan Microelectronics Corp	7,000	29,108
eMemory Technology Inc	2,000	161,539
Faraday Technology Corp	6,154	39,069
Global Unichip Corp	2,000	89,325
Globalwafers Co Ltd	7,000	72,230
Hon Precision Inc	2,225	107,751
Jentech Precision Industrial Co Ltd	2,000	103,357
King Yuan Electronics Co Ltd	29,000	101,236
Macronix International Co Ltd (b)	47,060	34,225
MediaTek Inc	42,000	1,796,777
MPI Corp	2,000	64,684
Nanya Technology Corp (b)	31,000	54,321
Novatek Microelectronics Corp	16,000	298,436
Parade Technologies Ltd	2,000	40,795
Phison Electronics Corp	4,000	68,859
Powerchip Semiconductor Manufacturing Corp (b)	80,999	42,691
Powertech Technology Inc	19,000	85,509
Radiant Opto-Electronics Corp	12,000	55,238
Realtek Semiconductor Corp	13,000	252,267
Silicon Motion Technology Corp ADR	880	66,150
Sino-American Silicon Products Inc	16,000	49,995
Taiwan Semiconductor Manufacturing Co Ltd	637,000	23,289,099
United Microelectronics Corp	308,000	464,445
Vanguard International Semiconductor Corp	25,921	89,156
Win Semiconductors Corp	10,000	29,672
Winbond Electronics Corp (b)	82,708	57,037
		28,497,113
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	78,000	80,886
Acer Inc rights (b)(f)	39	0
Advantech Co Ltd	13,028	151,597
Asia Vital Components Co Ltd	9,000	228,858
Asustek Computer Inc	18,000	396,728
AURAS Technology Co Ltd	2,000	43,876
Catcher Technology Co Ltd	18,000	130,600
Chicony Electronics Co Ltd	18,010	80,129
Compal Electronics Inc	106,000	105,206
Getac Holdings Corp	11,000	41,788
Gigabyte Technology Co Ltd	14,000	135,597
HTC Corp (b)	19,000	25,652
Inventec Corp	82,000	118,710
King Slide Works Co Ltd	2,000	139,293
Lite-On Technology Corp	58,000	219,344
Micro-Star International Co Ltd	19,000	93,313
Pegatron Corp	53,000	139,307
Qisda Corp	43,000	38,336
Quanta Computer Inc	73,000	685,804
Wistron Corp	76,058	318,871
Wiwynn Corp	3,000	259,762
		3,433,657
TOTAL INFORMATION TECHNOLOGY		37,082,131

Materials - 0.1%
Chemicals - 0.1%
China Petrochemical Development Corp (b)	83,479	18,685
Formosa Chemicals & Fibre Corp	107,000	83,860
Formosa Plastics Corp	126,000	150,283
Nan Ya Plastics Corp	149,000	139,214
Taiwan Fertilizer Co Ltd	19,000	34,529
		426,571
Construction Materials - 0.0%
Asia Cement Corp	66,000	96,338
TCC Group Holdings Co Ltd	183,162	159,849
		256,187
Metals & Mining - 0.0%
China Steel Corp	330,000	212,328
TA Chen Stainless Pipe	52,315	62,039
Tung Ho Steel Enterprise Corp	11,370	24,709
		299,076
TOTAL MATERIALS		981,834

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Highwealth Construction Corp	44,296	62,762
Ruentex Development Co Ltd	47,371	48,232
		110,994
TOTAL TAIWAN		48,269,541
THAILAND - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
True Corp PCL (b)	57,977	19,828
True Corp PCL depository receipt (b)	388,903	133,010
		152,838
Media - 0.0%
VGI PCL depository receipt	238,100	15,406
VGI PCL warrants (b)	9,600	9
VGI PCL warrants 5/23/2027 (b)	9,690	9
		15,424
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL	3,200	27,410
Advanced Info Service PCL depository receipt	25,000	214,143
		241,553
TOTAL COMMUNICATION SERVICES		409,815

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp Pcl	4,541	2,476
Central Retail Corp Pcl depository receipt	70,700	38,558
		41,034
Hotels, Restaurants & Leisure - 0.0%
Asset World Corp PCL depository receipt	199,200	10,987
Central Plaza Hotel PCL depository receipt	13,300	9,917
Minor International PCL	3,210	2,295
Minor International PCL depository receipt	68,538	48,993
		72,192
Specialty Retail - 0.0%
Home Product Center PCL	9,000	1,802
Home Product Center PCL depository receipt	92,900	18,606
PTT Oil & Retail Business PCL depository receipt	75,800	26,392
Siam Global House PCL depository receipt	53,664	8,267
		55,067
TOTAL CONSUMER DISCRETIONARY		168,293

Consumer Staples - 0.1%
Beverages - 0.0%
Carabao Group PCL	1,900	2,868
Carabao Group PCL depository receipt	10,700	16,155
Osotspa PCL depository receipt	39,700	18,348
Thai Beverage PCL	223,500	80,858
		118,229
Consumer Staples Distribution & Retail - 0.1%
Berli Jucker PCL depository receipt	28,200	16,596
CP ALL PCL	10,000	13,557
CP ALL PCL depository receipt	106,200	143,978
		174,131
Food Products - 0.0%
Charoen Pokphand Foods PCL depository receipt	86,600	61,371
Thai Union Group PCL depository receipt	56,000	17,772
		79,143
TOTAL CONSUMER STAPLES		371,503

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Banpu PCL depository receipt	97,200	12,039
PTT Exploration & Production PCL	9,400	31,715
PTT Exploration & Production PCL depository receipt	28,400	95,819
PTT PCL	22,700	20,983
PTT PCL depository receipt	203,100	187,737
Thai Oil PCL	3,254	2,707
Thai Oil PCL depository receipt	20,822	17,322
		368,322
Financials - 0.2%
Banks - 0.2%
Bangkok Bank PCL depository receipt	15,600	66,813
Kasikornbank PCL depository receipt	30,800	145,673
Kiatnakin Phatra Bank PCL	1,900	2,649
Kiatnakin Phatra Bank PCL depository receipt	7,100	9,900
Kiatnakin Phatra Bank PCL warrants 3/17/2026 (b)	342	6
Kiatnakin Phatra Bank PCL warrants 3/17/2026 (b)	158	2
Krung Thai Bank PCL	9,800	6,431
Krung Thai Bank PCL depository receipt	82,100	53,882
SCB X PCL	6,050	21,903
SCB X PCL depository receipt	15,900	57,565
Thanachart Capital PCL depository receipt	13,300	18,748
Tisco Financial Group PCL	2,000	5,962
Tisco Financial Group PCL depository receipt	8,400	25,041
TMBThanachart Bank PCL	191,172	11,133
TMBThanachart Bank PCL depository receipt	1,097,356	63,904
		489,612
Consumer Finance - 0.0%
Krungthai Card PCL depository receipt	28,300	20,928
Muangthai Capital PCL depository receipt	18,700	20,310
Srisawad Corp PCL depository receipt	18,524	9,189
TIDLOR Holdings PCL depository receipt	41,375	19,250
		69,677
Insurance - 0.0%
Thai Life Insurance PCL	37,300	11,493
Thai Life Insurance PCL depository receipt	38,300	11,801
		23,294
TOTAL FINANCIALS		582,583

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Chain Hospital PCL depository receipt	33,300	13,133
Bangkok Dusit Medical Services PCL depository receipt	124,900	80,048
Bumrungrad Hospital Pcl depository receipt	10,100	43,412
		136,593
Industrials - 0.0%
Ground Transportation - 0.0%
BTS Group Holdings PCL depository receipt (b)	202,744	22,489
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	14,300	13,328
Airports of Thailand PCL depository receipt	97,500	90,876
Bangkok Expressway & Metro PCL	40,400	5,950
Bangkok Expressway & Metro PCL depository receipt	149,700	22,048
		132,202
TOTAL INDUSTRIALS		154,691

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Delta Electronics Thailand PCL depository receipt	121,900	360,573
Materials - 0.0%
Chemicals - 0.0%
Indorama Ventures PCL depository receipt	50,700	31,712
PTT Global Chemical PCL depository receipt	43,600	26,734
		58,446
Construction Materials - 0.0%
Siam Cement PCL/The	500	2,588
Siam Cement PCL/The depository receipt	7,600	39,341
		41,929
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	30,000	15,713
TOTAL MATERIALS		116,088

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL depository receipt	37,600	53,583
Land & Houses PCL depository receipt	103,300	10,885
WHA Corp PCL depository receipt	194,600	18,947
		83,415
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL depository receipt	6,200	19,294
Energy Absolute PCL warrants 2/13/2028 (b)	15,067	409
Energy Absolute PCL warrants 2/13/2028 (b)	366	9
Global Power Synergy PCL	1,646	1,483
Global Power Synergy PCL depository receipt	16,800	15,141
Gulf Development PCL	20,698	24,713
Gulf Development PCL depository receipt	132,048	157,661
		218,710
TOTAL THAILAND		2,970,586
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	30,815	74,411
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
EGE Endustri VE Ticaret AS	28	4,985
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	18,818	42,180
Tofas Turk Otomobil Fabrikasi AS	3,066	15,107
		57,287
Broadline Retail - 0.0%
D-Market Elektronik Hizmetler Ve Ticaret Anonim Sirketi ADR (b)(c)	5,753	15,533
Household Durables - 0.0%
Arcelik AS (b)	5,707	17,558
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS	22,565	8,824
Dogus Otomotiv Servis ve Ticaret AS	1,792	7,840
		16,664
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	34,284	7,904
Mavi Giyim Sanayi Ve Ticaret AS Class B (d)(e)	14,032	13,554
		21,458
TOTAL CONSUMER DISCRETIONARY		133,485

Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	50,800	19,099
Coca-Cola Icecek AS	21,390	26,430
		45,529
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	11,627	144,471
Migros Ticaret AS	2,432	30,218
Sok Marketler Ticaret AS	7,837	6,849
		181,538
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	4,184	11,096
TOTAL CONSUMER STAPLES		238,163

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	24,928	87,647
Financials - 0.0%
Banks - 0.0%
Akbank TAS	81,382	139,392
Haci Omer Sabanci Holding AS	37,391	84,187
Turkiye Is Bankasi AS Class C	222,434	74,577
Yapi ve Kredi Bankasi AS (b)	85,816	68,320
		366,476
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	12,166	11,152
Financial Services - 0.0%
Borusan Yatirim ve Pazarlama AS	169	7,674
Turkiye Sinai Kalkinma Bankasi AS (b)	31,479	9,866
		17,540
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi	4,435	10,358
Turkiye Sigorta AS	56,354	11,818
		22,176
TOTAL FINANCIALS		417,344

Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(d)(e)	1,566	13,431
Industrials - 0.2%
Aerospace & Defense - 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	31,339	118,689
Air Freight & Logistics - 0.0%
Reysas Tasimacilik ve Lojistik Ticaret AS	27,076	10,512
Construction & Engineering - 0.0%
Enka Insaat ve Sanayi AS	48,094	80,262
Kontrolmatik Enerji Ve Muhendislik AS	7,031	3,591
Ral Yatirim Holding AS	2,936	7,182
Tekfen Holding AS (b)	5,170	14,127
		105,162
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	6,720	15,687
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	6,357	4,097
		19,784
Ground Transportation - 0.0%
Bin Ulasim Ve Akilli Sehir Teknolojileri AS	3,056	17,598
Industrial Conglomerates - 0.1%
AG Anadolu Grubu Holding AS Class A	3,385	22,103
Alarko Holding AS	4,345	9,046
Bera Holding AS (b)	14,379	5,294
KOC Holding AS	34,189	132,231
Turkiye Sise ve Cam Fabrikalari AS	36,487	33,025
		201,699
Machinery - 0.0%
Otokar Otomotiv Ve Savunma Sanayi A.S. (b)	1,059	10,898
Turk Traktor ve Ziraat Makineleri AS	752	10,982
		21,880
Passenger Airlines - 0.1%
Pegasus Hava Tasimaciligi AS (b)	5,697	36,771
Turk Hava Yollari AO	18,818	133,983
		170,754
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (b)	5,454	36,230
TOTAL INDUSTRIALS		702,308

Information Technology - 0.0%
Software - 0.0%
MIA Teknoloji AS (b)	7,044	5,091
Materials - 0.0%
Chemicals - 0.0%
Hektas Ticaret TAS (b)	121,209	9,924
Petkim Petrokimya Holding AS (b)	30,999	13,398
Sasa Polyester Sanayi AS	272,226	20,921
		44,243
Construction Materials - 0.0%
Baticim Bati Anadolu Cimento Sanayii AS	73,407	8,444
Cimsa Cimento Sanayi VE Ticaret AS	8,146	9,820
Nuh Cimento Sanayi AS	1,475	7,975
Oyak Cimento Fabrikalari AS	32,737	17,874
		44,113
Metals & Mining - 0.0%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	1,197	9,710
Eregli Demir ve Celik Fabrikalari TAS	94,527	63,291
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	21,823	13,220
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	4,458	9,415
Turk Altin Isletmeleri AS (b)	27,040	16,298
		111,934
TOTAL MATERIALS		200,290

Real Estate - 0.0%
Diversified REITs - 0.0%
Ziraat Gayrimenkul Yatirim Ortakligi AS	25,292	15,448
Real Estate Management & Development - 0.0%
Kuyumcukent Gayrimenkul Yatirimlari AS	7,860	12,673
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	53,375	24,129
TOTAL REAL ESTATE		52,250

Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (d)(e)	5,748	8,445
Gas Utilities - 0.0%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	15,534	10,869
TOTAL UTILITIES		19,314

TOTAL TURKEY		1,943,734
UNITED ARAB EMIRATES - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	92,116	441,442
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Abu Dhabi National Hotels	278,769	37,801
Americana Restaurants International PLC - Foreign Co	74,895	45,884
		83,685
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	75,743	75,689
TOTAL CONSUMER DISCRETIONARY		159,374

Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	67,667	105,022
Oil, Gas & Consumable Fuels - 0.0%
ADNOC Logistics & Services	37,073	47,040
TOTAL ENERGY		152,062

Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	77,493	284,432
Abu Dhabi Islamic Bank PJSC	38,111	223,108
Dubai Islamic Bank PJSC	76,966	190,078
Emirates NBD Bank PJSC	65,082	404,038
First Abu Dhabi Bank PJSC	116,782	527,851
		1,629,507
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Pure Health Holding PJSC	66,925	49,019
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Modon Holding PSC (b)	86,412	81,881
Multiply Group PJSC (b)	87,719	57,562
		139,443
Passenger Airlines - 0.0%
Air Arabia PJSC	61,352	57,299
Transportation Infrastructure - 0.0%
Salik Co PJSC	49,403	81,383
TOTAL INDUSTRIALS		278,125

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	100,119	243,169
Emaar Development PJSC	21,036	77,325
Emaar Properties PJSC	163,547	605,631
		926,125
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	236,923	181,921
TOTAL UNITED ARAB EMIRATES		3,817,575
UNITED KINGDOM - 7.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	149,792	398,373
Interactive Media & Services - 0.0%
Auto Trader Group PLC (d)(e)	23,350	264,481
Rightmove PLC	20,546	222,404
		486,885
Media - 0.1%
Informa PLC	35,129	388,555
WPP PLC	28,323	199,422
		587,977
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	564,327	604,086
TOTAL COMMUNICATION SERVICES		2,077,321

Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
B&M European Value Retail SA	24,893	92,736
Next PLC	3,032	517,737
		610,473
Distributors - 0.0%
Inchcape PLC	10,491	104,547
Diversified Consumer Services - 0.0%
Pearson PLC	17,647	259,958
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	44,823	1,518,245
Entain PLC	16,888	208,864
InterContinental Hotels Group PLC	4,190	479,064
Whitbread PLC	4,646	180,032
		2,386,205
Household Durables - 0.1%
Barratt Redrow PLC	36,524	228,564
Bellway PLC	3,160	125,095
Berkeley Group Holdings PLC	2,650	140,410
Persimmon PLC	8,430	149,966
Taylor Wimpey PLC	93,278	152,110
		796,145
Leisure Products - 0.0%
Games Workshop Group PLC	866	192,810
Specialty Retail - 0.0%
Kingfisher PLC	47,066	187,963
TOTAL CONSUMER DISCRETIONARY		4,538,101

Consumer Staples - 1.5%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	5,469	507,086
Diageo PLC	58,768	1,481,900
		1,988,986
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	43,854	174,448
Marks & Spencer Group PLC	54,231	263,816
Tesco PLC	177,859	980,630
		1,418,894
Food Products - 0.0%
Associated British Foods PLC	8,297	234,426
Household Products - 0.1%
Reckitt Benckiser Group PLC	18,086	1,232,145
Personal Care Products - 0.6%
Unilever PLC	66,683	4,069,414
Tobacco - 0.4%
British American Tobacco PLC	52,417	2,491,636
Imperial Brands PLC	20,441	807,627
		3,299,263
TOTAL CONSUMER STAPLES		12,243,128

Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	5,973	112,178
Financials - 2.2%
Banks - 1.4%
Barclays PLC	380,777	1,759,483
HSBC Holdings PLC	470,953	5,696,738
Lloyds Banking Group PLC	1,604,120	1,686,761
NatWest Group PLC	172,339	1,210,329
Standard Chartered PLC	52,271	865,009
		11,218,320
Capital Markets - 0.5%
3i Group PLC	25,694	1,454,080
Aberdeen Group PLC	48,251	123,986
IG Group Holdings PLC	9,329	136,250
Intermediate Capital Group PLC	7,622	201,714
London Stock Exchange Group PLC	12,208	1,785,386
Schroders PLC	23,958	118,850
St James's Place PLC	14,264	231,821
		4,052,087
Financial Services - 0.1%
M&G PLC	58,752	207,260
Wise PLC Class A (b)	17,606	251,336
		458,596
Insurance - 0.2%
Admiral Group PLC	7,133	320,169
Aviva PLC	70,759	601,413
Beazley PLC	16,764	215,154
Hiscox Ltd	8,955	154,265
Legal & General Group PLC	155,758	544,988
Phoenix Group Holdings PLC	21,105	190,766
		2,026,755
TOTAL FINANCIALS		17,755,758

Health Care - 0.8%
Health Care Equipment & Supplies - 0.1%
ConvaTec Group PLC (d)(e)	42,575	168,543
Smith & Nephew PLC	23,079	353,437
		521,980
Pharmaceuticals - 0.7%
Astrazeneca PLC	40,940	5,697,586
Hikma Pharmaceuticals PLC	4,070	111,063
		5,808,649
TOTAL HEALTH CARE		6,330,629

Industrials - 1.4%
Aerospace & Defense - 0.7%
BAE Systems PLC	79,398	2,060,607
Melrose Industries PLC	32,048	233,503
Rolls-Royce Holdings PLC	224,538	2,975,723
		5,269,833
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	66,684	321,735
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	71,000	437,195
DCC PLC	2,612	169,516
Smiths Group PLC	9,038	278,639
		885,350
Machinery - 0.1%
IMI PLC	6,733	193,529
Spirax Group PLC	1,953	159,640
Weir Group PLC/The	6,878	235,083
		588,252
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA	63,699	298,333
Professional Services - 0.3%
Intertek Group PLC	4,268	277,691
RELX PLC	49,055	2,658,668
		2,936,359
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	11,496	736,767
Bunzl PLC	8,733	278,290
Diploma PLC	3,520	236,175
Howden Joinery Group PLC	14,465	169,962
RS GROUP PLC	12,604	99,394
		1,520,588
TOTAL INDUSTRIALS		11,820,450

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Halma PLC	10,013	439,819
Software - 0.1%
Sage Group PLC/The	26,303	451,491
TOTAL INFORMATION TECHNOLOGY		891,310

Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	3,684	147,862
Real Estate - 0.1%
Diversified REITs - 0.0%
British Land Co PLC/The	26,363	136,208
Land Securities Group PLC	19,604	169,799
		306,007
Industrial REITs - 0.1%
Segro PLC	35,704	333,066
Tritax Big Box REIT PLC	65,659	133,027
		466,093
Residential REITs - 0.0%
UNITE Group PLC/The	11,019	128,186
TOTAL REAL ESTATE		900,286

Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	29,137	733,674
Multi-Utilities - 0.3%
Centrica PLC	133,509	296,058
National Grid PLC	129,224	1,896,836
		2,192,894
Water Utilities - 0.0%
Severn Trent PLC	6,995	262,510
United Utilities Group PLC	18,042	282,696
		545,206
TOTAL UTILITIES		3,471,774

TOTAL UNITED KINGDOM		60,288,797
UNITED STATES - 6.3%
Communication Services - 0.4%
Entertainment - 0.4%
Spotify Technology SA (b)	3,982	3,055,548
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	55,764	558,932
Consumer Staples - 0.8%
Food Products - 0.8%
JBS NV depository receipt	9,139	131,557
Nestle SA	69,179	6,878,217
		7,009,774
Energy - 0.9%
Energy Equipment & Services - 0.0%
Tenaris SA	11,626	217,926
Oil, Gas & Consumable Fuels - 0.9%
BP PLC	422,751	2,106,271
DHT Holdings Inc	3,712	40,127
Shell PLC	160,610	5,603,611
		7,750,009
TOTAL ENERGY		7,967,935

Financials - 0.2%
Insurance - 0.2%
Swiss Re AG	7,713	1,333,213
Health Care - 2.7%
Biotechnology - 0.2%
CSL Ltd	12,782	2,019,053
Legend Biotech Corp ADR (b)	2,126	75,452
		2,094,505
Health Care Equipment & Supplies - 0.1%
Alcon AG	13,183	1,166,358
Inmode Ltd (b)	1,648	23,797
		1,190,155
Life Sciences Tools & Services - 0.1%
ICON PLC (b)	2,179	316,936
QIAGEN NV	5,757	277,259
		594,195
Pharmaceuticals - 2.3%
GSK PLC	109,470	2,087,206
Haleon PLC	237,993	1,223,196
Novartis AG	52,037	6,316,101
Roche Holding AG	18,547	6,054,110
Roche Holding AG	764	264,793
Sanofi SA	29,095	2,816,795
		18,762,201
TOTAL HEALTH CARE		22,641,056

Industrials - 0.9%
Building Products - 0.0%
Reliance Worldwide Corp Ltd	20,130	54,318
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	6,350	320,543
Waste Connections Inc	6,818	1,273,628
		1,594,171
Construction & Engineering - 0.1%
Ferrovial SE	12,969	691,429
Electrical Equipment - 0.5%
Schneider Electric SE	14,283	3,834,770
Professional Services - 0.1%
Experian PLC	24,292	1,252,648
TOTAL INDUSTRIALS		7,427,336

Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (b)	1,299	528,537
JFrog Ltd (b)	2,487	109,130
Monday.com Ltd (b)	1,002	315,109
		952,776
Materials - 0.2%
Construction Materials - 0.2%
Amrize Ltd	13,912	693,978
Holcim AG	13,912	1,033,094
James Hardie Industries PLC depository receipt (b)	11,357	304,973
Titan SA (Greece)	957	43,288
		2,075,333
TOTAL UNITED STATES		53,021,903
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	17,860	317,263
TOTAL COMMON STOCKS (Cost $647,194,388)		824,467,549

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	11,808	133,421
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE	4,057	161,057
Volkswagen AG	4,849	512,605
		673,662
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	4,309	338,352
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	663	168,692
TOTAL GERMANY		1,180,706
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	626	71,475
Hyundai Motor Co Series 2	928	108,975
		180,450
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	21,150	773,692
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	46	3,627
TOTAL KOREA (SOUTH)		957,769
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(f)	105,000	0
Transneft PJSC (b)(f)	2,400	0
		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	15,430	0
TOTAL RUSSIA		0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,882,911)		2,271,896

U.S. Treasury Obligations - 0.0%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (j) (Cost $824,053)	4.25	829,000	823,928

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.32	10,082,204	10,084,220
Fidelity Securities Lending Cash Central Fund (k)(l)	4.32	10,841,523	10,842,607
TOTAL MONEY MARKET FUNDS (Cost $20,926,827)			20,926,827

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $671,828,179)	848,490,200
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(8,793,160)
NET ASSETS - 100.0%	839,697,040

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	62	Sep 2025	8,313,270	152,316	152,316
ICE MSCI Emerging Markets Index Contracts (United States)	64	Sep 2025	3,947,200	121,706	121,706
TME S&P/TSX 60 Index Contracts (Canada)	5	Sep 2025	1,174,959	9,272	9,272

TOTAL FUTURES CONTRACTS					283,294
The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $18,151,652 or 2.2% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,721,569 or 2.1% of net assets.

(f)	Level 3 security
(g)	A portion of the security sold on a delayed delivery basis.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $823,928.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,768,830	123,431,374	127,115,984	441,950	-	-	10,084,220	10,082,204	0.0%
Fidelity Securities Lending Cash Central Fund	5,554,955	36,406,148	31,118,496	32,680	-	-	10,842,607	10,841,523	0.0%
Total	19,323,785	159,837,522	158,234,480	474,630	-	-	20,926,827

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	51,506,738	20,639,033	30,867,705	-
Consumer Discretionary	85,418,842	36,468,492	48,950,350	-
Consumer Staples	52,395,536	22,943,281	29,452,255	-
Energy	37,017,790	21,552,209	15,465,581	-
Financials	203,844,650	116,857,743	86,986,907	-
Health Care	63,379,133	17,239,178	46,139,955	-
Industrials	128,704,103	52,722,657	75,981,446	-
Information Technology	108,409,460	42,655,884	65,753,576	-
Materials	50,025,318	26,202,072	23,823,246	-
Real Estate	17,416,044	13,581,637	3,834,407	-
Utilities	26,349,935	14,021,169	12,328,766	-

Non-Convertible Preferred Stocks
Consumer Discretionary	854,112	180,450	673,662	-
Consumer Staples	338,352	338,352	-	-
Energy	-	-	-	-
Financials	133,421	133,421	-	-
Health Care	168,692	168,692	-	-
Information Technology	773,692	773,692	-	-
Materials	3,627	3,627	-	-

U.S. Treasury Obligations	823,928	-	823,928	-

Money Market Funds	20,926,827	20,926,827	-	-
Total Investments in Securities:	848,490,200	407,408,416	441,081,784	-
Derivative Instruments:

Assets
Futures Contracts	283,294	283,294	-	-
Total Assets	283,294	283,294	-	-
Total Derivative Instruments:	283,294	283,294	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	283,294	0
Total Equity Risk	283,294	0
Total Value of Derivatives	283,294	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP International Index Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,273,102) - See accompanying schedule:
Unaffiliated issuers (cost $650,865,352)	$827,563,373
Fidelity Central Funds (cost $20,962,827)	20,926,827

Total Investment in Securities (cost $671,828,179)		$848,490,200
Segregated cash with brokers for derivative instruments		151,394
Foreign currency held at value (cost $929,142)		937,510
Receivable for fund shares sold		734,515
Dividends receivable		1,645,193
Reclaims receivable		1,418,693
Distributions receivable from Fidelity Central Funds		78,047
Total assets		853,455,552
Liabilities
Payable for investments purchased
Regular delivery	$2,138
Delayed delivery	6,065
Payable for fund shares redeemed	1,342,563
Accrued management fee	110,284
Distribution and service plan fees payable	37,185
Payable for daily variation margin on futures contracts	19,864
Deferred taxes	1,189,918
Other payables and accrued expenses	207,857
Collateral on securities loaned	10,842,638
Total liabilities		13,758,512
Net Assets		$839,697,040
Net Assets consist of:
Paid in capital		$688,258,665
Total accumulated earnings (loss)		151,438,375
Net Assets		$839,697,040

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($638,854,187 ÷ 49,730,464 shares)		$12.85
Service Class :
Net Asset Value, offering price and redemption price per share ($26,428,209 ÷ 2,057,577 shares)		$12.84
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($174,414,644 ÷ 13,665,436 shares)		$12.76
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$14,082,643
Interest		19,790
Income from Fidelity Central Funds (including $32,680 from security lending)		474,630
Income before foreign taxes withheld		$14,577,063
Less foreign taxes withheld		(1,506,510)
Total income		13,070,553
Expenses
Management fee	$567,684
Distribution and service plan fees	186,872
Independent trustees' fees and expenses	1,250
Miscellaneous	6,139
Total expenses before reductions	761,945
Expense reductions	(7,317)
Total expenses after reductions		754,628
Net Investment income (loss)		12,315,925
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $9,953)	(4,604,249)
Foreign currency transactions	24,182
Futures contracts	2,549,984
Total net realized gain (loss)		(2,030,083)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $271,394)	113,709,031
Assets and liabilities in foreign currencies	191,358
Futures contracts	689,969
Total change in net unrealized appreciation (depreciation)		114,590,358
Net gain (loss)		112,560,275
Net increase (decrease) in net assets resulting from operations		$124,876,200
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,315,925	$15,711,206
Net realized gain (loss)	(2,030,083)	(4,043,616)
Change in net unrealized appreciation (depreciation)	114,590,358	15,526,224
Net increase (decrease) in net assets resulting from operations	124,876,200	27,193,814
Distributions to shareholders	(1,600,102)	(17,618,671)

Share transactions - net increase (decrease)	103,625,595	73,883,025
Total increase (decrease) in net assets	226,901,693	83,458,168

Net Assets
Beginning of period	612,795,347	529,337,179
End of period	$839,697,040	$612,795,347

Financial Highlights
VIP International Index Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.83	$10.61	$9.40	$11.45	$10.95	$10.03
Income from Investment Operations
Net investment income (loss) A,B	.21	.30	.29	.29	.28	.20
Net realized and unrealized gain (loss)	1.84	.25	1.21	(2.12)	.56	.87
Total from investment operations	2.05	.55	1.50	(1.83)	.84	1.07
Distributions from net investment income	(.03)	(.33)	(.29)	(.22)	(.30)	(.15)
Distributions from net realized gain	-	-	-	-	(.04)	- C
Total distributions	(.03)	(.33)	(.29)	(.22)	(.34)	(.15)
Net asset value, end of period	$12.85	$10.83	$10.61	$9.40	$11.45	$10.95
Total Return D,E,F	18.95%	5.11%	16.16%	(16.02)%	7.72%	10.69%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.16% I	.17%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.16 % I	.17%	.17%	.17%	.17%	.17%
Expenses net of all reductions, if any	.16% I	.16%	.17%	.17%	.17%	.17%
Net investment income (loss)	3.52% I	2.70%	2.85%	2.96%	2.38%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$638,854	$481,218	$432,410	$313,947	$346,107	$213,113
Portfolio turnover rate J	3 % I	5%	6%	20%	18%	10%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP International Index Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.83	$10.61	$9.40	$11.44	$10.94	$10.02
Income from Investment Operations
Net investment income (loss) A,B	.20	.29	.28	.30	.27	.18
Net realized and unrealized gain (loss)	1.84	.25	1.21	(2.14)	.56	.88
Total from investment operations	2.04	.54	1.49	(1.84)	.83	1.06
Distributions from net investment income	(.03)	(.32)	(.28)	(.20)	(.29)	(.14)
Distributions from net realized gain	-	-	-	-	(.04)	- C
Total distributions	(.03)	(.32)	(.28)	(.20)	(.33)	(.14)
Net asset value, end of period	$12.84	$10.83	$10.61	$9.40	$11.44	$10.94
Total Return D,E,F	18.84%	5.01%	16.04%	(16.13)%	7.65%	10.60%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.26% I	.26%	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.26 % I	.26%	.27%	.27%	.27%	.27%
Expenses net of all reductions, if any	.26% I	.26%	.27%	.27%	.27%	.27%
Net investment income (loss)	3.42% I	2.61%	2.75%	2.86%	2.28%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$26,428	$12,380	$11,438	$8,884	$54,755	$5,832
Portfolio turnover rate J	3 % I	5%	6%	20%	18%	10%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP International Index Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.77	$10.56	$9.36	$11.41	$10.92	$10.02
Income from Investment Operations
Net investment income (loss) A,B	.19	.27	.26	.26	.25	.17
Net realized and unrealized gain (loss)	1.83	.25	1.21	(2.10)	.56	.87
Total from investment operations	2.02	.52	1.47	(1.84)	.81	1.04
Distributions from net investment income	(.03)	(.31)	(.27)	(.21)	(.28)	(.13)
Distributions from net realized gain	-	-	-	-	(.04)	- C
Total distributions	(.03)	(.31)	(.27)	(.21)	(.32)	(.14) D
Net asset value, end of period	$12.76	$10.77	$10.56	$9.36	$11.41	$10.92
Total Return E,F,G	18.73%	4.82%	15.88%	(16.21)%	7.48%	10.34%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.41% J	.41%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.41 % J	.41%	.42%	.42%	.42%	.42%
Expenses net of all reductions, if any	.41% J	.41%	.42%	.42%	.42%	.42%
Net investment income (loss)	3.27% J	2.46%	2.61%	2.71%	2.13%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$174,415	$119,197	$85,489	$48,729	$39,406	$15,151
Portfolio turnover rate K	3 % J	5%	6%	20%	18%	10%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Total Market Index Portfolio, VIP Extended Market Index Portfolio and VIP International Index Portfolio (the Funds) are funds of Variable Insurance Products Fund II (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers the following classes of shares: Initial Class, Service Class and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable. VIP: International Index Portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. VIP International Index Portfolio is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, certain foreign taxes and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
VIP Total Market Index Portfolio	863,502,260	504,149,268	(61,504,942)	442,644,326
VIP Extended Market Index Portfolio	297,544,123	85,046,687	(32,014,476)	53,032,211
VIP International Index Portfolio	681,793,607	221,180,080	(54,200,193)	166,979,887

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
VIP Total Market Index Portfolio	(-)	(2,703,851)	(2,703,851)
VIP Extended Market Index Portfolio	(1,511,601)	(18,967,680)	(20,479,281)
VIP International Index Portfolio	(7,641,043)	(17,373,284)	(25,014,327)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
VIP Extended Market Index Portfolio	1,348,369

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Total Market Index Portfolio	124,907,557	58,796,762
VIP Extended Market Index Portfolio	64,444,278	22,508,158
VIP International Index Portfolio	131,982,611	11,875,693
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee.

Each Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee.

Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month based on an annual rate expressed as a percentage of each class's average net assets as noted in the following table:

Management Fee Rate %
VIP Total Market Index Portfolio
Initial Class	.11
Service Class	.11
Service Class 2.11
VIP Extended Market Index Portfolio
Initial Class	.12
Service Class	.12
Service Class 2.12
VIP International Index Portfolio
Initial Class	.16
Service Class	.16
Service Class 2.16

A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class ($)	Service Class 2 ($)	Total ($)
VIP Total Market Index Portfolio	4,319	126,823	131,142
VIP Extended Market Index Portfolio	33,700	25,255	58,955
VIP International Index Portfolio	7,946	178,926	186,872

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, VIP Extended Market Index Portfoilio and VIP International Index Portfolio had no interfund loans outstanding. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Total Market Index Portfolio	Borrower	10,723,000	4.61%	1,373

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Total Market Index Portfolio	1,698,235	660,470	(59,191)
VIP Extended Market Index Portfolio	4,579,220	12,068,411	6,389,371
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Total Market Index Portfolio	2,880	499	77,603
VIP Extended Market Index Portfolio	7,068	1,077	295,108
VIP International Index Portfolio	3,576	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Extended Market Index Portfolio	2,024
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
VIP Total Market Index Portfolio	339
VIP Extended Market Index Portfolio	888
VIP International Index Portfolio	7,317
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Total Market Index Portfolio
Distributions to shareholders
Initial Class	$2,566,029	$12,954,202
Service Class	11,704	59,847
Service Class 2	199,684	940,087
Total	$2,777,417	$13,954,136
VIP Extended Market Index Portfolio
Distributions to shareholders
Initial Class	$524,732	$2,552,856
Service Class	154,100	830,166
Service Class 2	38,185	172,675
Total	$717,017	$3,555,697
VIP International Index Portfolio
Distributions to shareholders
Initial Class	$1,286,467	$ 14,110,542
Service Class	29,502	356,984
Service Class 2	284,133	3,151,145
Total	$1,600,102	$17,618,671
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Total Market Index Portfolio
Initial Class
Shares sold	6,193,618	9,787,880	$127,190,953	$191,245,836
Reinvestment of distributions	117,117	621,187	2,566,029	12,954,202
Shares redeemed	(3,991,974)	(3,903,819)	(85,214,012)	(76,353,562)
Net increase (decrease)	2,318,761	6,505,248	$44,542,970	$127,846,476
Service Class
Shares sold	819,342	129,349	$17,308,598	$2,542,768
Reinvestment of distributions	518	2,768	11,338	57,821
Shares redeemed	(456,272)	(101,680)	(9,805,521)	(1,998,060)
Net increase (decrease)	363,588	30,437	$7,514,415	$602,529
Service Class 2
Shares sold	1,801,592	1,903,302	$37,908,026	$36,606,402
Reinvestment of distributions	9,151	45,113	199,684	940,087
Shares redeemed	(1,485,173)	(544,845)	(29,764,078)	(10,602,021)
Net increase (decrease)	325,570	1,403,570	$8,343,632	$26,944,468
VIP Extended Market Index Portfolio
Initial Class
Shares sold	3,395,045	3,180,242	$48,292,886	$44,304,131
Reinvestment of distributions	35,359	171,238	524,732	2,552,856
Shares redeemed	(1,305,865)	(2,591,549)	(18,048,359)	(35,254,596)
Net increase (decrease)	2,124,539	759,931	$30,769,259	$11,602,391
Service Class
Shares sold	1,338,521	3,142,903	$18,514,453	$42,655,451
Reinvestment of distributions	10,392	55,659	153,803	828,451
Shares redeemed	(1,127,679)	(1,244,424)	(15,392,367)	(16,964,170)
Net increase (decrease)	221,234	1,954,138	$3,275,889	$26,519,732
Service Class 2
Shares sold	785,751	902,129	$10,824,352	$12,617,486
Reinvestment of distributions	2,584	11,493	38,185	172,675
Shares redeemed	(213,211)	(262,126)	(2,954,654)	(3,676,097)
Net increase (decrease)	575,124	651,496	$7,907,883	$9,114,064
VIP International Index Portfolio
Initial Class
Shares sold	9,310,607	7,021,927	$109,712,874	$78,007,909
Reinvestment of distributions	110,902	1,264,490	1,286,467	14,110,542
Shares redeemed	(4,127,484)	(4,612,110)	(49,060,491)	(51,710,576)
Net increase (decrease)	5,294,025	3,674,307	$61,938,850	$40,407,875
Service Class
Shares sold	1,304,711	860,996	$15,694,601	$9,648,701
Reinvestment of distributions	2,519	31,696	29,217	353,608
Shares redeemed	(392,688)	(827,567)	(4,571,533)	(9,365,201)
Net increase (decrease)	914,542	65,125	$11,152,285	$637,108
Service Class 2
Shares sold	3,961,663	4,200,170	$46,400,586	$46,464,863
Reinvestment of distributions	24,643	283,491	284,133	3,151,145
Shares redeemed	(1,389,241)	(1,514,094)	(16,150,259)	(16,777,966)
Net increase (decrease)	2,597,065	2,969,567	$30,534,460	$32,838,042
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Extended Market Index Portfolio	48%	2	36%
VIP International Index Portfolio	54%	1	27%
VIP Total Market Index Portfolio	73%	1	16%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Extended Market Index Portfolio
VIP International Index Portfolio
VIP Total Market Index Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agent, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers each fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The board noted that, effective June 1, 2024, the management fee rate for each fund covers transfer agent and pricing and bookkeeping services. In its review of each fund's management fee and the total expense ratio of Initial Class of each fund, the Board considered the fund's management fee rate as well as other expenses, such custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of each fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of each fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Initial Class of each fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Initial Class of each fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of each fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the VIP Extended Market Index Portfolio oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.13%; Service Class: 0.23% and Service Class 2: 0.38%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
The Board considered that current contractual arrangements for the VIP International Index Portfolio oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.17%; Service Class: 0.27%; and Service Class 2: 0.42%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
The Board considered that current contractual arrangements for the VIP Total Markets Index Portfolio oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.12%; Service Class: 0.22%; and Service Class 2: 0.37%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that total expense ratio of each class of each fund was reasonable in light of the services that each fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity and Geode may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2026.

1.9891401.107
VIPSAI-SANN-0825
Fidelity® Variable Insurance Products:

VIP Index 500 Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Index 500 Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	70,417	4,803,848
IRELAND - 0.4%
Information Technology - 0.4%
IT Services - 0.4%
Accenture PLC Class A	202,471	60,516,557
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	81,705	17,851,725
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	95,909	16,176,971
UNITED STATES - 98.8%
Communication Services - 9.7%
Diversified Telecommunication Services - 0.7%
AT&T Inc	2,327,210	67,349,457
Verizon Communications Inc	1,363,548	59,000,722
		126,350,179
Entertainment - 1.8%
Electronic Arts Inc	73,803	11,786,339
Live Nation Entertainment Inc (b)	50,973	7,711,195
Netflix Inc (b)	137,638	184,315,176
Take-Two Interactive Software Inc (b)	54,794	13,306,723
TKO Group Holdings Inc Class A	21,680	3,944,676
Walt Disney Co/The	581,428	72,102,886
Warner Bros Discovery Inc (b)	728,147	8,344,565
		301,511,560
Interactive Media & Services - 6.6%
Alphabet Inc Class A	1,880,959	331,481,405
Alphabet Inc Class C	1,519,712	269,581,712
Match Group Inc	79,311	2,449,917
Meta Platforms Inc Class A	702,193	518,281,631
		1,121,794,665
Media - 0.4%
Charter Communications Inc Class A (b)	30,870	12,619,965
Comcast Corp Class A	1,204,515	42,989,140
Fox Corp Class A	71,821	4,024,849
Fox Corp Class B	39,838	2,056,836
Interpublic Group of Cos Inc/The	119,588	2,927,514
News Corp Class A	122,032	3,626,791
News Corp Class B (c)	36,020	1,235,846
Omnicom Group Inc	63,073	4,537,472
Paramount Global Class B (c)	194,628	2,510,701
		76,529,114
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	154,236	36,748,269
TOTAL COMMUNICATION SERVICES		1,662,933,787

Consumer Discretionary - 10.3%
Automobiles - 1.9%
Ford Motor Co	1,263,179	13,705,492
General Motors Co	310,947	15,301,702
Tesla Inc (b)	906,298	287,894,623
		316,901,817
Broadline Retail - 4.0%
Amazon.com Inc (b)	3,055,850	670,422,932
eBay Inc	149,095	11,101,613
		681,524,545
Distributors - 0.0%
Genuine Parts Co	44,884	5,444,878
LKQ Corp	83,484	3,089,742
Pool Corp (c)	12,158	3,543,814
		12,078,434
Hotels, Restaurants & Leisure - 2.1%
Airbnb Inc Class A (b)	139,577	18,471,620
Booking Holdings Inc	10,524	60,925,962
Caesars Entertainment Inc (b)	67,260	1,909,511
Carnival Corp (b)	339,573	9,548,793
Chipotle Mexican Grill Inc (b)	435,764	24,468,149
Darden Restaurants Inc	37,849	8,249,947
Domino's Pizza Inc	11,074	4,989,944
DoorDash Inc Class A (b)	110,890	27,335,494
Expedia Group Inc Class A	39,327	6,633,678
Hilton Worldwide Holdings Inc	76,877	20,475,420
Las Vegas Sands Corp	109,696	4,772,873
Marriott International Inc/MD Class A1	73,524	20,087,492
McDonald's Corp	231,257	67,566,358
MGM Resorts International (b)	66,894	2,300,485
Norwegian Cruise Line Holdings Ltd (b)	144,503	2,930,521
Royal Caribbean Cruises Ltd	80,802	25,302,338
Starbucks Corp	367,534	33,677,140
Wynn Resorts Ltd (c)	28,462	2,666,036
Yum! Brands Inc	89,900	13,321,382
		355,633,143
Household Durables - 0.3%
DR Horton Inc	89,411	11,526,867
Garmin Ltd	49,817	10,397,804
Lennar Corp Class A	75,090	8,305,705
Mohawk Industries Inc (b)	16,782	1,759,425
NVR Inc (b)	946	6,986,834
PulteGroup Inc	64,820	6,835,917
		45,812,552
Leisure Products - 0.0%
Hasbro Inc	42,597	3,144,510
Specialty Retail - 1.7%
AutoZone Inc (b)	5,411	20,086,877
Best Buy Co Inc	62,298	4,182,065
CarMax Inc (b)	49,263	3,310,966
Home Depot Inc/The	321,453	117,857,528
Lowe's Cos Inc	181,015	40,161,798
O'Reilly Automotive Inc (b)	276,464	24,917,700
Ross Stores Inc	106,361	13,569,536
TJX Cos Inc/The	361,088	44,590,757
Tractor Supply Co	171,472	9,048,577
Ulta Beauty Inc (b)	14,601	6,830,640
Williams-Sonoma Inc	39,772	6,497,552
		291,053,996
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp (b)	49,131	5,063,932
Lululemon Athletica Inc (b)	35,749	8,493,247
NIKE Inc Class B	381,007	27,066,738
Ralph Lauren Corp Class A	12,896	3,537,115
Tapestry Inc	67,163	5,897,583
		50,058,615
TOTAL CONSUMER DISCRETIONARY		1,756,207,612

Consumer Staples - 5.5%
Beverages - 1.1%
Brown-Forman Corp Class B (c)	58,902	1,585,053
Coca-Cola Co/The	1,252,802	88,635,743
Constellation Brands Inc Class A	49,507	8,053,799
Keurig Dr Pepper Inc	439,270	14,522,266
Molson Coors Beverage Co Class B	55,372	2,662,839
Monster Beverage Corp (b)	227,099	14,225,481
PepsiCo Inc	443,435	58,551,157
		188,236,338
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp	143,495	142,051,441
Dollar General Corp	71,134	8,136,307
Dollar Tree Inc (b)	63,886	6,327,269
Kroger Co/The	198,113	14,210,645
Sysco Corp	156,771	11,873,836
Target Corp	146,946	14,496,223
Walgreens Boots Alliance Inc	232,489	2,668,974
Walmart Inc	1,397,323	136,630,243
		336,394,938
Food Products - 0.6%
Archer-Daniels-Midland Co	155,384	8,201,168
Bunge Global SA	43,467	3,489,531
Conagra Brands Inc	154,477	3,162,144
General Mills Inc	177,093	9,175,188
Hershey Co/The (c)	47,861	7,942,533
Hormel Foods Corp	94,365	2,854,541
JM Smucker Co	34,413	3,379,357
Kellanova	86,954	6,915,452
Kraft Heinz Co/The	279,421	7,214,650
Lamb Weston Holdings Inc	45,637	2,366,278
McCormick & Co Inc/MD	81,717	6,195,783
Mondelez International Inc	418,763	28,241,377
The Campbell's Company (c)	63,618	1,949,891
Tyson Foods Inc Class A	92,564	5,178,030
		96,265,923
Household Products - 1.0%
Church & Dwight Co Inc	79,644	7,654,585
Clorox Co/The	39,899	4,790,673
Colgate-Palmolive Co	262,093	23,824,254
Kimberly-Clark Corp	107,308	13,834,147
Procter & Gamble Co/The	758,264	120,806,620
		170,910,279
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	75,810	6,125,448
Kenvue Inc	620,870	12,994,809
		19,120,257
Tobacco - 0.7%
Altria Group Inc	544,783	31,940,627
Philip Morris International Inc	503,408	91,685,699
		123,626,326
TOTAL CONSUMER STAPLES		934,554,061

Energy - 3.0%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	320,431	12,285,325
Halliburton Co	278,051	5,666,679
Schlumberger NV	439,910	14,868,958
		32,820,962
Oil, Gas & Consumable Fuels - 2.8%
APA Corp	116,704	2,134,515
Chevron Corp	525,282	75,215,130
ConocoPhillips	408,288	36,639,765
Coterra Energy Inc	246,855	6,265,180
Devon Energy Corp	207,668	6,605,919
Diamondback Energy Inc	60,475	8,309,265
EOG Resources Inc	176,519	21,113,438
EQT Corp	193,609	11,291,277
Expand Energy Corp	70,040	8,190,478
Exxon Mobil Corp	1,393,942	150,266,948
Hess Corp	89,664	12,422,051
Kinder Morgan Inc	625,233	18,381,850
Marathon Petroleum Corp	99,359	16,504,523
Occidental Petroleum Corp	229,166	9,627,264
ONEOK Inc	202,018	16,490,729
Phillips 66	131,773	15,720,519
Targa Resources Corp	70,159	12,213,279
Texas Pacific Land Corp (c)	6,096	6,439,753
Valero Energy Corp	101,297	13,616,343
Williams Cos Inc/The	394,898	24,803,543
		472,251,769
TOTAL ENERGY		505,072,731

Financials - 13.9%
Banks - 3.6%
Bank of America Corp	2,119,278	100,284,235
Citigroup Inc	604,061	51,417,672
Citizens Financial Group Inc	140,244	6,275,919
Fifth Third Bancorp	215,980	8,883,257
Huntington Bancshares Inc/OH	471,140	7,896,306
JPMorgan Chase & Co	898,814	260,575,167
KeyCorp	318,975	5,556,545
M&T Bank Corp	51,912	10,070,409
PNC Financial Services Group Inc/The	127,932	23,849,083
Regions Financial Corp	290,721	6,837,758
Truist Financial Corp	423,523	18,207,254
US Bancorp	503,895	22,801,249
Wells Fargo & Co	1,052,464	84,323,416
		606,978,270
Capital Markets - 3.4%
Ameriprise Financial Inc	30,796	16,436,749
Bank of New York Mellon Corp/The	231,437	21,086,225
Blackrock Inc	47,099	49,418,626
Blackstone Inc	236,007	35,301,927
Cboe Global Markets Inc	33,865	7,897,657
Charles Schwab Corp/The	552,382	50,399,334
CME Group Inc Class A	116,545	32,122,133
Coinbase Global Inc Class A (b)	68,373	23,964,053
FactSet Research Systems Inc	12,284	5,494,388
Franklin Resources Inc	100,267	2,391,367
Goldman Sachs Group Inc/The	99,238	70,235,695
Intercontinental Exchange Inc	185,520	34,037,354
Invesco Ltd	144,730	2,282,391
KKR & Co Inc Class A	218,917	29,122,529
MarketAxess Holdings Inc	12,124	2,707,773
Moody's Corp	50,036	25,097,557
Morgan Stanley	399,525	56,277,092
MSCI Inc	25,021	14,430,612
Nasdaq Inc	133,681	11,953,755
Northern Trust Corp	62,914	7,976,866
Raymond James Financial Inc (c)	58,724	9,006,500
S&P Global Inc	101,520	53,530,481
State Street Corp	92,229	9,807,632
T Rowe Price Group Inc	71,250	6,875,625
		577,854,321
Consumer Finance - 0.6%
American Express Co	179,004	57,098,696
Capital One Financial Corp	206,865	44,012,597
Synchrony Financial	123,109	8,216,295
		109,327,588
Financial Services - 4.3%
Apollo Global Management Inc	146,017	20,715,432
Berkshire Hathaway Inc Class B (b)	593,067	288,094,157
Corpay Inc (b)	22,799	7,565,164
Fidelity National Information Services Inc	169,923	13,833,431
Fiserv Inc (b)	179,314	30,915,527
Global Payments Inc	78,875	6,313,155
Jack Henry & Associates Inc	23,550	4,243,003
Mastercard Inc Class A	262,337	147,417,654
PayPal Holdings Inc (b)	314,537	23,376,390
Visa Inc Class A	553,367	196,472,953
		738,946,866
Insurance - 2.0%
AFLAC Inc	157,371	16,596,346
Allstate Corp/The	85,647	17,241,598
American International Group Inc	186,398	15,953,805
Aon PLC	69,839	24,915,762
Arch Capital Group Ltd	120,710	10,990,646
Arthur J Gallagher & Co	82,827	26,514,579
Assurant Inc	16,398	3,238,440
Brown & Brown Inc	90,645	10,049,811
Chubb Ltd	120,531	34,920,241
Cincinnati Financial Corp	50,552	7,528,204
Erie Indemnity Co Class A (c)	8,061	2,795,473
Everest Group Ltd	13,757	4,675,316
Globe Life Inc	26,696	3,318,046
Hartford Insurance Group Inc/The	91,888	11,657,831
Loews Corp	56,291	5,159,633
Marsh & McLennan Cos Inc	159,358	34,842,033
MetLife Inc	182,374	14,666,517
Principal Financial Group Inc	66,707	5,298,537
Progressive Corp/The	189,596	50,595,589
Prudential Financial Inc	114,491	12,300,913
Travelers Companies Inc/The	73,277	19,604,529
W R Berkley Corp	96,935	7,121,814
Willis Towers Watson PLC	32,067	9,828,536
		349,814,199
TOTAL FINANCIALS		2,382,921,244

Health Care - 9.3%
Biotechnology - 1.6%
AbbVie Inc	571,289	106,042,664
Amgen Inc	173,904	48,555,736
Biogen Inc (b)	47,388	5,951,459
Gilead Sciences Inc	402,310	44,604,110
Incyte Corp (b)	51,989	3,540,451
Moderna Inc (b)	110,068	3,036,775
Regeneron Pharmaceuticals Inc	33,586	17,632,650
Vertex Pharmaceuticals Inc (b)	83,053	36,975,196
		266,339,041
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	562,698	76,532,555
Align Technology Inc (b)	22,036	4,172,076
Baxter International Inc	165,971	5,025,602
Becton Dickinson & Co	92,694	15,966,542
Boston Scientific Corp (b)	478,482	51,393,752
Cooper Cos Inc/The (b)	64,677	4,602,415
Dexcom Inc (b)	126,815	11,069,681
Edwards Lifesciences Corp (b)	189,718	14,837,845
GE HealthCare Technologies Inc	148,089	10,968,952
Hologic Inc (b)	72,069	4,696,016
IDEXX Laboratories Inc (b)	26,010	13,950,203
Insulet Corp (b)	22,761	7,151,051
Intuitive Surgical Inc (b)	115,919	62,991,544
Medtronic PLC	414,801	36,158,203
ResMed Inc	47,422	12,234,876
Solventum Corp (b)	44,764	3,394,902
STERIS PLC	31,777	7,633,471
Stryker Corp	111,240	44,009,881
Zimmer Biomet Holdings Inc	63,988	5,836,345
		392,625,912
Health Care Providers & Services - 1.8%
Cardinal Health Inc	77,193	12,968,424
Cencora Inc	55,790	16,728,632
Centene Corp (b)	160,936	8,735,606
Cigna Group/The	86,400	28,562,112
CVS Health Corp	409,134	28,222,063
DaVita Inc (b)	13,430	1,913,104
Elevance Health Inc	73,072	28,422,085
HCA Healthcare Inc	56,021	21,461,645
Henry Schein Inc (b)	39,367	2,875,759
Humana Inc	39,035	9,543,277
Labcorp Holdings Inc	27,071	7,106,408
McKesson Corp	40,464	29,651,210
Molina Healthcare Inc (b)	17,529	5,221,889
Quest Diagnostics Inc (c)	36,105	6,485,541
UnitedHealth Group Inc	293,387	91,527,942
Universal Health Services Inc Class B	18,497	3,350,732
		302,776,429
Life Sciences Tools & Services - 0.8%
Agilent Technologies Inc	92,208	10,881,466
Bio-Techne Corp	50,701	2,608,566
Charles River Laboratories International Inc (b)	15,885	2,410,231
Danaher Corp	206,002	40,693,635
IQVIA Holdings Inc (b)	53,154	8,376,539
Mettler-Toledo International Inc (b)	6,722	7,896,468
Revvity Inc (c)	38,122	3,687,160
Thermo Fisher Scientific Inc	122,089	49,502,206
Waters Corp (b)	19,246	6,717,624
West Pharmaceutical Services Inc	23,236	5,084,037
		137,857,932
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co	658,183	30,467,291
Eli Lilly & Co	254,409	198,319,448
Johnson & Johnson	778,171	118,865,620
Merck & Co Inc	812,116	64,287,103
Pfizer Inc	1,838,757	44,571,470
Viatris Inc	379,570	3,389,559
Zoetis Inc Class A	143,988	22,454,929
		482,355,420
TOTAL HEALTH CARE		1,581,954,734

Industrials - 8.5%
Aerospace & Defense - 2.3%
Axon Enterprise Inc (b)	23,920	19,804,325
Boeing Co (b)	243,860	51,095,986
GE Aerospace	344,891	88,771,494
General Dynamics Corp	81,475	23,762,999
Howmet Aerospace Inc	130,542	24,297,782
Huntington Ingalls Industries Inc (c)	12,691	3,064,368
L3Harris Technologies Inc	60,463	15,166,539
Lockheed Martin Corp	67,441	31,234,625
Northrop Grumman Corp	43,757	21,877,625
RTX Corp	432,076	63,091,738
Textron Inc	58,392	4,688,293
TransDigm Group Inc	18,165	27,622,426
		374,478,200
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	38,399	3,684,384
Expeditors International of Washington Inc	44,291	5,060,247
FedEx Corp	71,291	16,205,157
United Parcel Service Inc Class B	237,302	23,953,264
		48,903,052
Building Products - 0.5%
A O Smith Corp	37,578	2,463,989
Allegion plc	27,822	4,009,707
Builders FirstSource Inc (b)	35,738	4,170,267
Carrier Global Corp	257,850	18,872,042
Johnson Controls International plc	212,871	22,483,435
Lennox International Inc (c)	10,338	5,926,155
Masco Corp	68,236	4,391,669
Trane Technologies PLC	72,126	31,548,634
		93,865,898
Commercial Services & Supplies - 0.6%
Cintas Corp	111,002	24,739,016
Copart Inc (b)	284,330	13,952,073
Republic Services Inc	65,692	16,200,304
Rollins Inc	90,944	5,131,060
Veralto Corp	80,161	8,092,253
Waste Management Inc	118,432	27,099,611
		95,214,317
Construction & Engineering - 0.1%
Quanta Services Inc	47,930	18,121,373
Electrical Equipment - 0.9%
AMETEK Inc	74,670	13,512,283
Eaton Corp PLC	126,554	45,178,512
Emerson Electric Co	181,923	24,255,794
GE Vernova Inc	88,273	46,709,658
Generac Holdings Inc (b)	19,108	2,736,457
Hubbell Inc	17,262	7,049,973
Rockwell Automation Inc	36,457	12,109,922
		151,552,599
Ground Transportation - 0.9%
CSX Corp	607,559	19,824,650
JB Hunt Transport Services Inc	25,344	3,639,397
Norfolk Southern Corp	72,914	18,663,797
Old Dominion Freight Line Inc	60,145	9,761,534
Uber Technologies Inc (b)	676,325	63,101,123
Union Pacific Corp	193,236	44,459,739
		159,450,240
Industrial Conglomerates - 0.4%
3M Co	174,057	26,498,438
Honeywell International Inc	207,856	48,405,505
		74,903,943
Machinery - 1.5%
Caterpillar Inc	152,109	59,050,236
Cummins Inc	44,552	14,590,780
Deere & Co	81,636	41,511,090
Dover Corp	44,341	8,124,601
Fortive Corp	109,918	5,730,025
IDEX Corp	24,431	4,289,351
Illinois Tool Works Inc	86,233	21,321,109
Ingersoll Rand Inc	130,486	10,853,825
Nordson Corp	17,470	3,745,044
Otis Worldwide Corp	127,646	12,639,507
PACCAR Inc	169,781	16,139,382
Parker-Hannifin Corp	41,326	28,864,971
Pentair PLC	53,210	5,462,539
Snap-on Inc	16,923	5,266,099
Stanley Black & Decker Inc	50,036	3,389,939
Westinghouse Air Brake Technologies Corp	55,345	11,586,476
Xylem Inc/NY	78,704	10,181,149
		262,746,123
Passenger Airlines - 0.1%
Delta Air Lines Inc	211,178	10,385,734
Southwest Airlines Co	184,304	5,978,822
United Airlines Holdings Inc (b)	105,629	8,411,237
		24,775,793
Professional Services - 0.6%
Automatic Data Processing Inc	131,284	40,487,986
Broadridge Financial Solutions Inc	37,990	9,232,710
Dayforce Inc (b)	51,707	2,864,050
Equifax Inc	40,169	10,418,634
Jacobs Solutions Inc	38,860	5,108,147
Leidos Holdings Inc	41,630	6,567,549
Paychex Inc (c)	103,679	15,081,147
Paycom Software Inc	15,762	3,647,327
Verisk Analytics Inc	45,240	14,092,260
		107,499,810
Trading Companies & Distributors - 0.3%
Fastenal Co	371,037	15,583,554
United Rentals Inc	21,022	15,837,975
WW Grainger Inc	14,138	14,706,913
		46,128,442
TOTAL INDUSTRIALS		1,457,639,790

Information Technology - 32.3%
Communications Equipment - 0.9%
Arista Networks Inc	333,074	34,076,801
Cisco Systems Inc	1,286,662	89,268,610
F5 Inc (b)	18,575	5,466,994
Juniper Networks Inc	107,082	4,275,783
Motorola Solutions Inc	53,984	22,698,113
		155,786,301
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp Class A (c)	391,208	38,631,790
CDW Corp/DE (c)	42,589	7,605,970
Corning Inc	249,299	13,110,634
Jabil Inc	34,717	7,571,778
Keysight Technologies Inc (b)	55,891	9,158,299
Ralliant Corp	1,639	79,475
Teledyne Technologies Inc (b)	15,155	7,764,058
Trimble Inc (b)	77,163	5,862,845
Zebra Technologies Corp Class A (b)	16,447	5,071,597
		94,856,446
IT Services - 0.7%
Akamai Technologies Inc (b)	47,289	3,771,771
Cognizant Technology Solutions Corp Class A	159,386	12,436,890
EPAM Systems Inc (b)	18,313	3,238,104
Gartner Inc (b)	24,894	10,062,653
GoDaddy Inc Class A (b)	46,084	8,297,885
IBM Corporation	300,587	88,607,036
VeriSign Inc	26,118	7,542,878
		133,957,217
Semiconductors & Semiconductor Equipment - 12.6%
Advanced Micro Devices Inc (b)	524,395	74,411,651
Analog Devices Inc	160,409	38,180,550
Applied Materials Inc	262,760	48,103,473
Broadcom Inc	1,520,704	419,182,058
Enphase Energy Inc (b)	42,435	1,682,548
First Solar Inc (b)	34,685	5,741,755
Intel Corp	1,410,757	31,600,957
KLA Corp	42,769	38,309,904
Lam Research Corp	413,693	40,268,877
Microchip Technology Inc	173,941	12,240,228
Micron Technology Inc	361,445	44,548,096
Monolithic Power Systems Inc	15,485	11,325,419
NVIDIA Corp	7,887,423	1,246,133,960
ON Semiconductor Corp (b)	135,152	7,083,316
QUALCOMM Inc	354,854	56,514,048
Skyworks Solutions Inc	48,555	3,618,319
Teradyne Inc	51,883	4,665,319
Texas Instruments Inc	293,818	61,002,493
		2,144,612,971
Software - 11.4%
Adobe Inc (b)	137,841	53,327,926
ANSYS Inc (b)	28,434	9,986,589
Autodesk Inc (b)	69,193	21,420,077
Cadence Design Systems Inc (b)	88,307	27,211,802
Crowdstrike Holdings Inc Class A (b)	80,555	41,027,467
Fair Isaac Corp (b)	7,874	14,393,357
Fortinet Inc (b)	205,467	21,721,971
Gen Digital Inc	176,521	5,189,717
Intuit Inc	90,416	71,214,354
Microsoft Corp	2,403,833	1,195,690,574
Oracle Corp	526,028	115,005,502
Palantir Technologies Inc Class A (b)	687,957	93,782,298
Palo Alto Networks Inc (b)	214,136	43,820,791
PTC Inc (b)	38,802	6,687,137
Roper Technologies Inc	34,772	19,710,160
Salesforce Inc	310,313	84,619,252
Servicenow Inc (b)	66,948	68,827,900
Synopsys Inc (b)	50,007	25,637,589
Tyler Technologies Inc (b)	13,947	8,268,339
Workday Inc Class A (b)	70,064	16,815,360
		1,944,358,162
Technology Hardware, Storage & Peripherals - 6.2%
Apple Inc	4,830,544	991,082,713
Dell Technologies Inc Class C	96,890	11,878,714
Hewlett Packard Enterprise Co	424,836	8,687,896
HP Inc	304,888	7,457,560
NetApp Inc	65,786	7,009,498
Seagate Technology Holdings PLC	68,635	9,906,090
Super Micro Computer Inc (b)(c)	165,999	8,135,611
Western Digital Corp	112,833	7,220,184
		1,051,378,266
TOTAL INFORMATION TECHNOLOGY		5,524,949,363

Materials - 1.9%
Chemicals - 1.3%
Air Products and Chemicals Inc	71,976	20,301,551
Albemarle Corp (c)	37,999	2,381,396
CF Industries Holdings Inc	52,397	4,820,524
Corteva Inc	220,629	16,443,479
Dow Inc	228,612	6,053,646
DuPont de Nemours Inc	135,352	9,283,794
Eastman Chemical Co	37,344	2,788,103
Ecolab Inc	81,608	21,988,460
International Flavors & Fragrances Inc	82,728	6,084,644
Linde PLC	152,242	71,428,902
LyondellBasell Industries NV Class A1 (c)	83,157	4,811,464
Mosaic Co/The	102,617	3,743,468
PPG Industries Inc	73,418	8,351,298
Sherwin-Williams Co/The	74,566	25,602,982
		204,083,711
Construction Materials - 0.1%
Martin Marietta Materials Inc (c)	19,497	10,703,072
Vulcan Materials Co	42,724	11,143,274
		21,846,346
Containers & Packaging - 0.2%
Amcor PLC	741,073	6,810,461
Avery Dennison Corp	25,282	4,436,232
Ball Corp	89,721	5,032,451
International Paper Co	170,732	7,995,380
Packaging Corp of America	28,894	5,445,074
Smurfit WestRock PLC (c)	160,387	6,920,699
		36,640,297
Metals & Mining - 0.3%
Freeport-McMoRan Inc	464,498	20,135,988
Newmont Corp	359,968	20,971,736
Nucor Corp	74,630	9,667,570
Steel Dynamics Inc	44,652	5,715,903
		56,491,197
TOTAL MATERIALS		319,061,551

Real Estate - 2.0%
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	49,794	3,616,538
Healthpeak Properties Inc	224,695	3,934,409
Ventas Inc	145,959	9,217,311
Welltower Inc	200,927	30,888,508
		47,656,766
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	224,364	3,446,231
Industrial REITs - 0.2%
Prologis Inc	300,112	31,547,773
Office REITs - 0.0%
BXP Inc	47,108	3,178,377
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	94,971	13,307,337
CoStar Group Inc (b)	136,446	10,970,258
		24,277,595
Residential REITs - 0.2%
AvalonBay Communities Inc	45,988	9,358,558
Camden Property Trust	34,553	3,893,777
Equity Residential	110,594	7,463,989
Essex Property Trust Inc	20,823	5,901,238
Invitation Homes Inc	184,366	6,047,205
Mid-America Apartment Communities Inc	37,859	5,603,511
UDR Inc	97,500	3,980,925
		42,249,203
Retail REITs - 0.3%
Federal Realty Investment Trust	25,108	2,385,008
Kimco Realty Corp	218,625	4,595,498
Realty Income Corp (c)	292,084	16,826,959
Regency Centers Corp	52,840	3,763,793
Simon Property Group Inc	99,235	15,953,019
		43,524,277
Specialized REITs - 0.9%
American Tower Corp	151,406	33,463,755
Crown Castle Inc	140,836	14,468,082
Digital Realty Trust Inc	102,390	17,849,649
Equinix Inc	31,637	25,166,285
Extra Space Storage Inc	68,635	10,119,544
Iron Mountain Inc	95,423	9,787,537
Public Storage Operating Co	51,065	14,983,492
SBA Communications Corp Class A	34,752	8,161,160
VICI Properties Inc	341,774	11,141,832
Weyerhaeuser Co	234,571	6,026,129
		151,167,465
TOTAL REAL ESTATE		347,047,687

Utilities - 2.4%
Electric Utilities - 1.6%
Alliant Energy Corp	83,091	5,024,513
American Electric Power Co Inc	172,770	17,926,615
Constellation Energy Corp	101,365	32,716,567
Duke Energy Corp	251,382	29,663,076
Edison International	124,442	6,421,207
Entergy Corp	144,353	11,998,621
Evergy Inc	74,415	5,129,426
Eversource Energy	118,819	7,559,265
Exelon Corp	326,505	14,176,847
FirstEnergy Corp	166,132	6,688,474
NextEra Energy Inc	665,803	46,220,044
NRG Energy Inc	63,231	10,153,634
PG&E Corp	710,775	9,908,204
Pinnacle West Capital Corp	38,615	3,454,884
PPL Corp	239,093	8,102,862
Southern Co/The	355,458	32,641,708
Xcel Energy Inc	186,535	12,703,034
		260,488,981
Gas Utilities - 0.0%
Atmos Energy Corp	51,372	7,916,939
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	230,155	2,421,231
Vistra Corp	109,747	21,270,066
		23,691,297
Multi-Utilities - 0.6%
Ameren Corp	87,412	8,395,048
CenterPoint Energy Inc	211,101	7,755,851
CMS Energy Corp	96,739	6,702,078
Consolidated Edison Inc	116,526	11,693,384
Dominion Energy Inc	275,809	15,588,725
DTE Energy Co	67,114	8,889,920
NiSource Inc	152,229	6,140,918
Public Service Enterprise Group Inc	161,386	13,585,473
Sempra	210,925	15,981,788
WEC Energy Group Inc	103,215	10,755,003
		105,488,188
Water Utilities - 0.1%
American Water Works Co Inc	63,073	8,774,085
TOTAL UTILITIES		406,359,490

TOTAL UNITED STATES		16,878,702,050
TOTAL COMMON STOCKS (Cost $4,080,288,654)		16,978,051,151

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (e) (Cost $2,639,158)	4.25	2,655,000	2,638,758

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.32	76,218,558	76,233,801
Fidelity Securities Lending Cash Central Fund (f)(g)	4.32	41,276,039	41,280,167
TOTAL MONEY MARKET FUNDS (Cost $117,511,651)			117,513,968

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,200,439,463)	17,098,203,877
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(13,309,311)
NET ASSETS - 100.0%	17,084,894,566

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME S&P 500 Index Contracts (United States)	291	Sep 2025	90,992,063	1,996,494	1,996,494

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,638,758.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	49,158,774	628,051,809	600,976,782	708,897	-	-	76,233,801	76,218,558	0.1%
Fidelity Securities Lending Cash Central Fund	41,679,401	1,356,764,750	1,357,163,984	25,132	-	-	41,280,167	41,276,039	0.1%
Total	90,838,175	1,984,816,559	1,958,140,766	734,029	-	-	117,513,968

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,662,933,787	1,662,933,787	-	-
Consumer Discretionary	1,761,011,460	1,761,011,460	-	-
Consumer Staples	934,554,061	934,554,061	-	-
Energy	505,072,731	505,072,731	-	-
Financials	2,382,921,244	2,382,921,244	-	-
Health Care	1,581,954,734	1,581,954,734	-	-
Industrials	1,457,639,790	1,457,639,790	-	-
Information Technology	5,619,494,616	5,619,494,616	-	-
Materials	319,061,551	319,061,551	-	-
Real Estate	347,047,687	347,047,687	-	-
Utilities	406,359,490	406,359,490	-	-

U.S. Treasury Obligations	2,638,758	-	2,638,758	-

Money Market Funds	117,513,968	117,513,968	-	-
Total Investments in Securities:	17,098,203,877	17,095,565,119	2,638,758	-
Derivative Instruments:

Assets
Futures Contracts	1,996,494	1,996,494	-	-
Total Assets	1,996,494	1,996,494	-	-
Total Derivative Instruments:	1,996,494	1,996,494	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,996,494	0
Total Equity Risk	1,996,494	0
Total Value of Derivatives	1,996,494	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $64,813,507) - See accompanying schedule:
Unaffiliated issuers (cost $4,082,927,812)	$16,980,689,909
Fidelity Central Funds (cost $117,511,651)	117,513,968

Total Investment in Securities (cost $4,200,439,463)		$17,098,203,877
Segregated cash with brokers for derivative instruments		2,793,780
Receivable for investments sold		1,697,150
Receivable for fund shares sold		21,899,602
Dividends receivable		8,504,578
Distributions receivable from Fidelity Central Funds		249,802
Receivable for daily variation margin on futures contracts		384,863
Other receivables		60,278
Total assets		17,133,793,930
Liabilities
Payable to custodian bank	$7,349
Payable for fund shares redeemed	5,775,758
Accrued management fee	620,445
Distribution and service plan fees payable	598,063
Other affiliated payables	620,445
Other payables and accrued expenses	18,078
Collateral on securities loaned	41,259,226
Total liabilities		48,899,364
Net Assets		$17,084,894,566
Net Assets consist of:
Paid in capital		$3,871,875,832
Total accumulated earnings (loss)		13,213,018,734
Net Assets		$17,084,894,566

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($13,992,225,501 ÷ 23,283,808 shares)		$600.94
Service Class :
Net Asset Value, offering price and redemption price per share ($210,801,010 ÷ 352,518 shares)		$597.99
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($2,881,868,055 ÷ 4,871,028 shares)		$591.63
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$107,257,399
Interest		70,565
Income from Fidelity Central Funds (including $25,132 from security lending)		734,029
Total income		108,061,993
Expenses
Management fee	$3,614,427
Transfer agent fees	3,614,426
Distribution and service plan fees	3,404,938
Independent trustees' fees and expenses	30,711
Interest	32,830
Total expenses before reductions	10,697,332
Expense reductions	(1,328)
Total expenses after reductions		10,696,004
Net Investment income (loss)		97,365,989
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	235,171,818
Futures contracts	1,035,696
Total net realized gain (loss)		236,207,514
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	629,767,177
Futures contracts	3,295,513
Total change in net unrealized appreciation (depreciation)		633,062,690
Net gain (loss)		869,270,204
Net increase (decrease) in net assets resulting from operations		$966,636,193
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$97,365,989	$191,220,254
Net realized gain (loss)	236,207,514	90,604,755
Change in net unrealized appreciation (depreciation)	633,062,690	3,063,258,425
Net increase (decrease) in net assets resulting from operations	966,636,193	3,345,083,434
Distributions to shareholders	(102,088,258)	(203,127,941)

Share transactions - net increase (decrease)	(465,072,119)	15,181,113
Total increase (decrease) in net assets	399,475,816	3,157,136,606

Net Assets
Beginning of period	16,685,418,750	13,528,282,144
End of period	$17,084,894,566	$16,685,418,750

Financial Highlights
VIP Index 500 Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$569.52	$461.79	$374.78	$468.27	$371.59	$320.35
Income from Investment Operations
Net investment income (loss) A,B	3.53	6.78	6.54	6.03	5.42	5.43
Net realized and unrealized gain (loss)	31.45	108.14	90.48	(90.47)	99.69	52.57
Total from investment operations	34.98	114.92	97.02	(84.44)	105.11	58.00
Distributions from net investment income	(1.29)	(6.86)	(6.24)	(5.95)	(5.38)	(5.72)
Distributions from net realized gain	(2.27)	(.33)	(3.77)	(3.09)	(3.04)	(1.04)
Total distributions	(3.56)	(7.19)	(10.01)	(9.05) C	(8.43) C	(6.76)
Net asset value, end of period	$600.94	$569.52	$461.79	$374.78	$468.27	$371.59
Total Return D,E,F	6.15%	24.90%	26.19%	(18.21)%	28.58%	18.24%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.09% I	.09%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09 % I	.09%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.09% I	.09%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.26% I	1.28%	1.57%	1.50%	1.28%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$13,992,226	$13,674,621	$11,016,176	$8,488,600	$10,323,307	$7,930,738
Portfolio turnover rate J	4 % I	3%	4%	7%	2%	8%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Index 500 Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$566.92	$459.76	$373.19	$466.34	$370.12	$319.14
Income from Investment Operations
Net investment income (loss) A,B	3.24	6.21	6.10	5.60	4.97	5.09
Net realized and unrealized gain (loss)	31.28	107.63	90.08	(90.11)	99.27	52.34
Total from investment operations	34.52	113.84	96.18	(84.51)	104.24	57.43
Distributions from net investment income	(1.19)	(6.34)	(5.84)	(5.55)	(4.98)	(5.41)
Distributions from net realized gain	(2.27)	(.33)	(3.77)	(3.09)	(3.04)	(1.04)
Total distributions	(3.45) C	(6.68) C	(9.61)	(8.64)	(8.02)	(6.45)
Net asset value, end of period	$597.99	$566.92	$459.76	$373.19	$466.34	$370.12
Total Return D,E,F	6.10%	24.77%	26.07%	(18.30)%	28.45%	18.13%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.19% I	.19%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.19 % I	.19%	.20%	.20%	.20%	.20%
Expenses net of all reductions, if any	.19% I	.19%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.16% I	1.18%	1.47%	1.40%	1.18%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$210,801	$218,707	$183,012	$145,264	$175,058	$138,695
Portfolio turnover rate J	4 % I	3%	4%	7%	2%	8%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Index 500 Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$561.23	$455.28	$369.70	$461.95	$366.73	$316.37
Income from Investment Operations
Net investment income (loss) A,B	2.79	5.37	5.43	4.98	4.30	4.61
Net realized and unrealized gain (loss)	30.94	106.51	89.18	(89.29)	98.34	51.78
Total from investment operations	33.73	111.88	94.61	(84.31)	102.64	56.39
Distributions from net investment income	(1.06)	(5.60)	(5.26)	(4.84)	(4.38)	(4.99)
Distributions from net realized gain	(2.27)	(.33)	(3.77)	(3.09)	(3.04)	(1.04)
Total distributions	(3.33)	(5.93)	(9.03)	(7.94) C	(7.42)	(6.03)
Net asset value, end of period	$591.63	$561.23	$455.28	$369.70	$461.95	$366.73
Total Return D,E,F	6.02%	24.59%	25.88%	(18.42)%	28.26%	17.95%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.34% I	.34%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.34 % I	.34%	.35%	.35%	.35%	.35%
Expenses net of all reductions, if any	.34% I	.34%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.01% I	1.03%	1.32%	1.25%	1.03%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$2,881,868	$2,792,091	$2,329,094	$1,587,871	$2,535,922	$2,016,568
Portfolio turnover rate J	4 % I	3%	4%	7%	2%	8%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Index 500 Portfolio	$17,947

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying funds, futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,081,188,876
Gross unrealized depreciation	(203,549,872)
Net unrealized appreciation (depreciation)	$12,877,639,004
Tax cost	$4,222,561,367

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Index 500 Portfolio	335,024,250	842,556,139
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that total expenses do not exceed an annual rate of .09% of each class' average net assets, excluding the distribution and service fee for each applicable class, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$101,241
Service Class 2	3,303,697
$3,404,938

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .06% of average net assets. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .045% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$2,974,203
Service Class	45,558
Service Class 2	594,665
$3,614,426

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Index 500 Portfolio	Borrower	15,194,294	4.58%	32,830

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Index 500 Portfolio	2,685	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Index 500 Portfolio	24,352,483
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,328.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Index 500 Portfolio
Distributions to shareholders
Initial Class	$84,357,386	$171,053,450
Service Class	1,244,462	2,581,669
Service Class 2	16,486,410	29,492,822
Total	$102,088,258	$203,127,941
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Index 500 Portfolio
Initial Class
Shares sold	1,024,440	2,223,261	$571,976,193	$1,163,288,871
Reinvestment of distributions	143,144	302,153	84,357,386	171,053,450
Shares redeemed	(1,894,448)	(2,369,981)	(1,067,705,035)	(1,243,534,937)
Net increase (decrease)	(726,864)	155,433	$(411,371,456)	$90,807,384
Service Class
Shares sold	13,020	34,661	$7,238,276	$17,719,074
Reinvestment of distributions	2,121	4,590	1,244,462	2,581,669
Shares redeemed	(48,404)	(51,530)	(27,751,611)	(26,523,564)
Net increase (decrease)	(33,263)	(12,279)	$(19,268,873)	$(6,222,821)
Service Class 2
Shares sold	702,054	368,930	$392,771,064	$192,833,063
Reinvestment of distributions	28,389	53,013	16,486,410	29,492,822
Shares redeemed	(834,372)	(562,715)	(443,689,264)	(291,729,335)
Net increase (decrease)	(103,929)	(140,772)	$(34,431,790)	$(69,403,450)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Index 500 Portfolio	43%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Index 500 Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it is the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board noted that, effective June 1, 2024, the management fee rate covers transfer agent and pricing and bookkeeping services. In its review of the fund's management fee and the total expense ratio of Initial Class of the fund, the Board considered the fund's management fee rate as well as other expenses such as custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Initial Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Initial Class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.10%; Service Class: 0.20%; and Service Class 2: 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the applicable class.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity and Geode may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.705630.127
VIPIDX-SANN-0825
Fidelity® Variable Insurance Products:

VIP Disciplined Small Cap Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Disciplined Small Cap Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
BAILIWICK OF GUERNSEY - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Super Group SGHC Ltd	19,017	208,616
BERMUDA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Corp Ltd (a)	53,071	437,836
BRAZIL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
StoneCo Ltd Class A (b)	10,747	172,381
CANADA - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (b)	6,096	190,805
Information Technology - 0.2%
Software - 0.2%
D-Wave Quantum Inc (a)(b)	23,978	351,038
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (b)	30,479	137,460
TOTAL CANADA		679,303
IRELAND - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Cimpress PLC (b)	17,331	814,557
MONACO - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Scorpio Tankers Inc	13,000	508,690
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Inc	22,853	208,191
TOTAL MONACO		716,881
PUERTO RICO - 0.3%
Financials - 0.3%
Banks - 0.3%
First BanCorp/Puerto Rico	54,099	1,126,882
SWITZERLAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
ADC Therapeutics SA (a)(b)	40,126	107,538
CRISPR Therapeutics AG (b)	9,278	451,282

TOTAL SWITZERLAND		558,820
THAILAND - 0.6%
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Fabrinet (b)	8,135	2,397,222
UNITED STATES - 96.8%
Communication Services - 3.1%
Diversified Telecommunication Services - 1.0%
AST SpaceMobile Inc Class A (b)	10,275	480,151
Atn International Inc	23,406	380,348
Bandwidth Inc Class A (b)	100,882	1,604,024
IDT Corp Class B	3,926	268,223
Lumen Technologies Inc (b)	375,273	1,643,696
		4,376,442
Entertainment - 0.6%
AMC Entertainment Holdings Inc Class A (a)(b)	21,619	67,019
Cinemark Holdings Inc (a)	30,817	930,058
Eventbrite Inc Class A (b)	122,062	321,023
Lionsgate Studios Corp	17,861	103,772
Madison Square Garden Entertainment Corp Class A (b)	20,731	828,618
Marcus Corp/The	12,034	202,893
		2,453,383
Interactive Media & Services - 0.9%
TrueCar Inc (b)	134,139	254,864
Vimeo Inc Class A (b)	330,267	1,334,279
Yelp Inc Class A (b)	66,414	2,276,008
		3,865,151
Media - 0.5%
Gannett Co Inc (b)	85,067	304,540
John Wiley & Sons Inc Class A	33,272	1,484,929
Stagwell Inc Class A (b)	14,512	65,304
TechTarget Inc	15,688	121,896
		1,976,669
Wireless Telecommunication Services - 0.1%
Telephone and Data Systems Inc	16,694	593,972
TOTAL COMMUNICATION SERVICES		13,265,617

Consumer Discretionary - 10.0%
Automobile Components - 0.8%
American Axle & Manufacturing Holdings Inc (b)	81,335	331,847
Cooper-Standard Holdings Inc (a)(b)	14,376	309,083
Goodyear Tire & Rubber Co/The (b)	36,926	382,923
Phinia Inc	54,628	2,430,400
		3,454,253
Automobiles - 0.1%
Winnebago Industries Inc	27,408	794,832
Broadline Retail - 0.3%
Groupon Inc (a)(b)	43,358	1,450,325
Diversified Consumer Services - 0.8%
Adtalem Global Education Inc (b)	6,887	876,233
Chegg Inc (b)	205,378	248,507
Graham Holdings Co Class B	614	580,948
Strategic Education Inc	14,478	1,232,512
Universal Technical Institute Inc (b)	9,995	338,731
		3,276,931
Hotels, Restaurants & Leisure - 2.0%
Brinker International Inc (b)	4,321	779,205
Global Business Travel Group I Class A (a)(b)	149,213	940,042
Life Time Group Holdings Inc (b)	77,994	2,365,558
Light & Wonder Inc Class A (b)	8,579	825,815
Monarch Casino & Resort Inc	9,283	802,423
PlayAGS Inc (b)	123,021	1,536,532
Shake Shack Inc Class A (b)	9,907	1,392,924
		8,642,499
Household Durables - 2.3%
Beazer Homes USA Inc (b)	9,509	212,716
Cavco Industries Inc (b)	1,629	707,686
Ethan Allen Interiors Inc	22,089	615,179
Flexsteel Industries Inc (a)	11,896	428,613
Installed Building Products Inc	4,345	783,490
KB Home	9,303	492,780
M/I Homes Inc (b)	17,242	1,933,173
Meritage Homes Corp	40,657	2,722,800
Sonos Inc (b)	20,591	222,589
Taylor Morrison Home Corp (b)	27,443	1,685,549
		9,804,575
Leisure Products - 0.3%
Peloton Interactive Inc Class A (b)	125,000	867,500
Sturm Ruger & Co Inc	9,262	332,506
		1,200,006
Specialty Retail - 3.1%
Abercrombie & Fitch Co Class A (b)	26,163	2,167,605
America's Car-Mart Inc/TX (b)	12,960	726,278
Carparts Com Inc (b)	134,272	99,375
Carvana Co Class A (b)	6,548	2,206,414
EVgo Inc Class A (a)(b)	58,854	214,817
ODP Corp/The (b)	16,613	301,194
Petco Health & Wellness Co Inc Class A (a)(b)	527,607	1,493,128
RealReal Inc/The (b)	11,527	55,214
Sally Beauty Holdings Inc (b)	107,092	991,672
Sonic Automotive Inc Class A	2,973	237,632
Stitch Fix Inc Class A (b)	24,266	89,784
Upbound Group Inc	75,913	1,905,416
Urban Outfitters Inc (b)	36,390	2,639,732
		13,128,261
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc (b)	145,991	668,639
Oxford Industries Inc	9,358	376,660
Rocky Brands Inc	4,032	89,469
		1,134,768
TOTAL CONSUMER DISCRETIONARY		42,886,450

Consumer Staples - 2.6%
Beverages - 0.9%
Coca-Cola Consolidated Inc	12,100	1,350,965
National Beverage Corp (b)	9,286	401,527
Primo Brands Corp Class A	72,139	2,136,757
		3,889,249
Consumer Staples Distribution & Retail - 0.9%
Natural Grocers by Vitamin Cottage Inc	14,527	570,185
Sprouts Farmers Market Inc (b)	14,840	2,443,258
United Natural Foods Inc (b)	40,739	949,626
		3,963,069
Food Products - 0.7%
Calavo Growers Inc	30,890	821,365
Lancaster Colony Corp	4,211	727,534
Utz Brands Inc Class A (a)	70,219	881,249
WK Kellogg Co (a)	26,146	416,767
		2,846,915
Personal Care Products - 0.1%
Honest Co Inc/The (b)	72,595	369,509
Medifast Inc (a)(b)	9,413	132,252
		501,761
TOTAL CONSUMER STAPLES		11,200,994

Energy - 4.0%
Energy Equipment & Services - 1.5%
Archrock Inc	52,597	1,305,984
Aris Water Solutions Inc Class A (a)	14,944	353,426
ChampionX Corp	15,827	393,143
Expro Group Holdings NV (b)	85,832	737,297
Helix Energy Solutions Group Inc (b)	87,292	544,702
Helmerich & Payne Inc (a)	71,124	1,078,240
Nabors Industries Ltd (a)(b)	10,066	282,049
Nabors Industries Ltd warrants 6/11/2026 (b)	5,910	3,901
Noble Corp PLC	28,930	768,092
Oceaneering International Inc (b)	9,102	188,592
Oil States International Inc (b)	48,119	257,917
Tidewater Inc (a)(b)	10,356	477,722
Transocean Ltd (a)(b)	107,040	277,234
		6,668,299
Oil, Gas & Consumable Fuels - 2.5%
Berry Corp	41,392	114,656
California Resources Corp	18,459	843,023
CNX Resources Corp (b)	3,776	127,176
Core Natural Resources Inc	6,873	479,323
Crescent Energy Co Class A (a)	123,458	1,061,739
Delek US Holdings Inc	18,800	398,184
Dorian LPG Ltd	12,570	306,457
Excelerate Energy Inc Class A	62,555	1,834,113
Gulfport Energy Corp (b)	1,287	258,906
Kinetik Holdings Inc Class A (a)	7,389	325,485
Murphy Oil Corp	96,204	2,164,590
Riley Exploration Permian Inc (a)	2,820	73,968
Uranium Energy Corp (a)(b)	33,013	224,488
World Kinect Corp (a)	87,189	2,471,808
		10,683,916
TOTAL ENERGY		17,352,215

Financials - 18.7%
Banks - 8.6%
Ameris Bancorp (a)	26,336	1,703,939
Associated Banc-Corp	30,748	749,944
Atlantic Union Bankshares Corp	5,895	184,396
Axos Financial Inc (b)	19,183	1,458,675
BancFirst Corp	11,360	1,404,323
Bank of Hawaii Corp (a)	19,826	1,338,850
Burke & Herbert Financial Services Corp	7,514	448,811
Byline Bancorp Inc	9,672	258,533
Cadence Bank	17,661	564,799
Capital City Bank Group Inc	1,334	52,492
Cathay General Bancorp	7,971	362,920
Central Pacific Financial Corp	41,820	1,172,215
Community Financial System Inc	23,148	1,316,427
Community Trust Bancorp Inc	5,717	302,544
FB Financial Corp	50,864	2,304,139
First Bancorp/Southern Pines NC (a)	4,830	212,955
First Busey Corp	47,035	1,076,396
First Commonwealth Financial Corp	18,131	294,266
First Financial Bancorp	21,578	523,482
First Financial Bankshares Inc	35,407	1,273,944
First Merchants Corp	40,528	1,552,222
Flushing Financial Corp	17,379	206,463
Fulton Financial Corp	8,571	154,621
Great Southern Bancorp Inc	16,726	983,154
Independent Bank Corp/MI	2,985	96,744
Lakeland Financial Corp	22,603	1,388,954
Live Oak Bancshares Inc	11,179	333,134
NB Bancorp Inc (a)(b)	110,585	1,975,048
Nbt Bancorp Inc	4,672	194,122
Northeast Bank	1,467	130,548
Northfield Bancorp Inc	77,975	895,153
Northrim BanCorp Inc	1,493	139,237
Northwest Bancshares Inc	193,773	2,476,419
OceanFirst Financial Corp	18,587	327,317
Old National Bancorp/IN	27,158	579,552
Old Second Bancorp Inc	20,276	359,696
Park National Corp	5,997	1,003,058
Peapack-Gladstone Financial Corp	2,119	59,862
Provident Financial Services Inc (a)	47,700	836,181
Renasant Corp	18,017	647,351
S&T Bancorp Inc	4,458	168,602
Sierra Bancorp	11,332	336,447
Trustmark Corp	7,952	289,930
UMB Financial Corp	8,319	874,826
United Bankshares Inc/WV	21,021	765,795
United Community Banks Inc/GA	17,624	525,019
Washington Trust Bancorp Inc	3,435	97,142
WesBanco Inc	76,118	2,407,612
		36,808,259
Capital Markets - 3.0%
Acadian Asset Management Inc	31,802	1,120,702
BGC Group Inc Class A	275,167	2,814,959
Federated Hermes Inc Class B	52,170	2,312,174
Oppenheimer Holdings Inc Class A	3,734	245,585
Piper Sandler Cos	5,375	1,493,928
PJT Partners Inc Class A (a)	2,992	493,710
Stifel Financial Corp	2,690	279,168
Victory Capital Holdings Inc Class A	25,809	1,643,259
WisdomTree Inc (a)	231,242	2,661,596
		13,065,081
Consumer Finance - 1.9%
Dave Inc Class A (b)	11,195	3,004,850
Encore Capital Group Inc (b)	4,988	193,085
EZCORP Inc Class A (a)(b)	98,975	1,373,773
FirstCash Holdings Inc	9,979	1,348,562
Lendingtree Inc (b)	18,859	699,103
NerdWallet Inc Class A (b)	25,229	276,762
PROG Holdings Inc	38,871	1,140,864
Regional Management Corp	9,008	263,124
		8,300,123
Financial Services - 2.0%
Compass Diversified Holdings	139,670	877,128
Federal Agricultural Mortgage Corp Class C	1,133	220,119
Flywire Corp (b)	70,092	820,076
Mr Cooper Group Inc (b)	7,329	1,093,560
NCR Atleos Corp (b)	12,221	348,665
NMI Holdings Inc (b)	54,431	2,296,444
Payoneer Global Inc (b)	328,439	2,249,807
Remitly Global Inc (b)	21,448	402,579
Waterstone Financial Inc	16,975	234,425
		8,542,803
Insurance - 2.9%
Amerisafe Inc	682	29,823
CNO Financial Group Inc	1,809	69,791
Genworth Financial Inc Class A (b)	181,049	1,408,561
HCI Group Inc	5,096	775,611
Heritage Insurance Holdings Inc (a)(b)	8,579	213,960
Horace Mann Educators Corp	27,716	1,190,957
Lemonade Inc (a)(b)	28,670	1,256,033
Oscar Health Inc Class A (a)(b)	53,881	1,155,209
Root Inc/OH Class A (a)(b)	3,912	500,619
Selective Insurance Group Inc	24,793	2,148,313
Selectquote Inc (b)	159,716	380,124
Trupanion Inc (b)	24,306	1,345,337
United Fire Group Inc	33,598	964,263
Universal Insurance Holdings Inc	37,089	1,028,478
		12,467,079
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Kkr Real Estate Finance Trust Inc (a)	65,620	575,487
Ladder Capital Corp Class A	25,919	278,629
TPG RE Finance Trust Inc	43,926	339,109
		1,193,225
TOTAL FINANCIALS		80,376,570

Health Care - 15.1%
Biotechnology - 6.9%
89bio Inc (b)	50,410	495,026
ACADIA Pharmaceuticals Inc (b)	36,486	787,003
ADMA Biologics Inc (b)	29,721	541,219
Agios Pharmaceuticals Inc (b)	2,509	83,449
Akebia Therapeutics Inc (b)	148,886	541,945
Akero Therapeutics Inc (b)	16,457	878,146
Alector Inc (b)	46,279	64,791
Alkermes PLC (b)	34,115	976,031
Altimmune Inc (b)	71,769	277,746
Amicus Therapeutics Inc (b)	76,405	437,801
Anika Therapeutics Inc (a)(b)	7,615	80,567
Arcellx Inc (b)	4,782	314,895
Arcus Biosciences Inc (b)	20,210	164,509
Arcutis Biotherapeutics Inc (a)(b)	13,065	183,171
Ardelyx Inc (b)	39,986	156,745
ArriVent Biopharma Inc (b)	4,089	89,018
Arrowhead Pharmaceuticals Inc (b)	8,594	135,785
Atara Biotherapeutics Inc (a)(b)	16,238	125,357
Atreca Inc Class A rights (b)(c)	11,775	0
Avidity Biosciences Inc (b)	12,877	365,707
Beam Therapeutics Inc (b)	5,788	98,454
BioCryst Pharmaceuticals Inc (b)	54,905	491,949
Biohaven Ltd (b)	26,665	376,243
Black Diamond Therapeutics Inc (a)(b)	86,058	213,424
Blueprint Medicines Corp (b)	7,313	937,381
Bridgebio Pharma Inc (b)	21,412	924,570
C4 Therapeutics Inc (b)	50,447	72,139
Cardiff Oncology Inc (a)(b)	31,482	99,168
Carisma Therapeutics Inc rights (b)(c)	165,842	2
Cartesian Therapeutics Inc rights (b)(c)	46,724	13,083
Catalyst Pharmaceuticals Inc (b)	29,052	630,428
Celldex Therapeutics Inc (b)	3,758	76,475
Cogent Biosciences Inc (b)	40,394	290,029
Crinetics Pharmaceuticals Inc (b)	10,725	308,451
Cytokinetics Inc (b)	13,901	459,289
CytomX Therapeutics Inc (b)	108,311	245,866
Day One Biopharmaceuticals Inc (b)	6,802	44,213
Denali Therapeutics Inc (b)	11,123	155,611
Design Therapeutics Inc (b)	25,200	84,924
Dynavax Technologies Corp (b)	4,990	49,501
Emergent BioSolutions Inc (a)(b)	35,532	226,694
Erasca Inc (b)	96,321	122,328
Halozyme Therapeutics Inc (b)	11,801	613,888
Ideaya Biosciences Inc (b)	7,730	162,485
Inhibrx Biosciences Inc (a)(b)	11,876	169,471
Insmed Inc (b)	22,906	2,305,261
Iovance Biotherapeutics Inc (a)(b)	20,681	35,571
Ironwood Pharmaceuticals Inc Class A (b)	139,320	99,920
Jasper Therapeutics Inc Class A (b)	11,899	66,039
Jounce Therapeutics Inc rights (b)(c)	67,389	1
Kalaris Therapeutics Inc (a)(b)	7,806	20,842
KalVista Pharmaceuticals Inc (a)(b)	20,394	230,554
Kiniksa Pharmaceuticals International Plc Class A (b)	17,902	495,348
Kodiak Sciences Inc (a)(b)	60,080	224,098
Krystal Biotech Inc (b)	2,920	401,383
Kymera Therapeutics Inc (b)	2,361	103,034
MacroGenics Inc (b)	39,900	48,279
Madrigal Pharmaceuticals Inc (b)	2,381	720,586
MiMedx Group Inc (b)	16,012	97,833
Mirum Pharmaceuticals Inc (b)	10,107	514,345
Myriad Genetics Inc (b)	64,002	339,851
Neurogene Inc (b)	5,940	88,803
Nkarta Inc (a)(b)	42,606	70,726
Novavax Inc (a)(b)	46,348	291,992
Nuvalent Inc Class A (b)	2,834	216,234
Oncternal Therapeutics Inc rights (b)(c)	466	0
Organogenesis Holdings Inc Class A (b)	30,019	109,870
ORIC Pharmaceuticals Inc (a)(b)	31,769	322,455
Praxis Precision Medicines Inc (b)	3,324	139,774
Precigen Inc (a)(b)	61,499	87,329
Protagonist Therapeutics Inc (b)	6,508	359,697
PTC Therapeutics Inc (b)	18,804	918,387
Puma Biotechnology Inc (b)	38,077	130,604
Q32 Bio Inc (a)(b)	11,903	17,736
Q32 Bio Inc rights (b)(c)	22,439	0
Recursion Pharmaceuticals Inc Class A (b)	17,383	87,958
REGENXBIO Inc (b)	5,722	46,978
Relay Therapeutics Inc (b)	31,946	110,533
Replimune Group Inc (b)	29,747	276,350
Revolution Medicines Inc (b)	23,904	879,428
Rhythm Pharmaceuticals Inc (b)	13,601	859,447
Sangamo Therapeutics Inc (a)(b)	220,038	119,107
Scholar Rock Holding Corp (b)	13,208	467,827
Soleno Therapeutics Inc (b)	6,980	584,784
SpringWorks Therapeutics Inc (b)	3,050	143,320
Summit Therapeutics Inc (a)(b)	7,865	167,367
Surface Oncology Inc rights (b)(c)	32,938	0
Syndax Pharmaceuticals Inc (b)	27,546	257,968
TG Therapeutics Inc (a)(b)	18,708	673,301
Tourmaline Bio Inc (b)	7,060	112,889
Travere Therapeutics Inc (b)	33,349	493,565
Twist Bioscience Corp (b)	15,500	570,245
Vanda Pharmaceuticals Inc (b)	49,378	233,064
Vaxcyte Inc (b)	16,477	535,667
Veracyte Inc (b)	19,562	528,761
Verastem Inc (b)	42,609	176,827
Vericel Corp (b)	3,319	141,223
Voyager Therapeutics Inc (a)(b)	28,887	89,839
Xencor Inc (b)	8,888	69,860
Y-mAbs Therapeutics Inc (b)	27,605	124,499
Zentalis Pharmaceuticals Inc (b)	42,799	49,647
		29,821,983
Health Care Equipment & Supplies - 1.6%
Accuray Inc Del (b)	178,351	244,341
AtriCure Inc (a)(b)	18,767	614,995
Axogen Inc (b)	42,952	466,029
Bioventus Inc (a)(b)	83,501	552,777
Cerus Corp (b)	183,372	258,555
Glaukos Corp (b)	4,894	505,501
Haemonetics Corp (b)	5,393	402,372
iRhythm Technologies Inc (b)	10,105	1,555,766
Lantheus Holdings Inc (b)	1,444	118,205
Merit Medical Systems Inc (b)	2,177	203,506
NeuroPace Inc (b)	7,285	81,154
Omnicell Inc (b)	23,236	683,138
Tactile Systems Technology Inc (a)(b)	13,549	137,387
Tandem Diabetes Care Inc (b)	26,224	488,815
Varex Imaging Corp (b)	61,265	531,168
		6,843,709
Health Care Providers & Services - 4.2%
Alignment Healthcare Inc (b)	86,121	1,205,694
Aveanna Healthcare Holdings Inc (b)	17,580	91,943
BrightSpring Health Services Inc (b)	54,667	1,289,595
Brookdale Senior Living Inc (b)	55,510	386,350
Fulgent Genetics Inc (b)	7,248	144,090
GeneDx Holdings Corp Class A (a)(b)	22,458	2,073,098
Guardant Health Inc (b)	65,879	3,428,343
HealthEquity Inc (b)	26,234	2,748,274
Hims & Hers Health Inc Class A (a)(b)	26,127	1,302,431
NeoGenomics Inc (b)	56,239	411,107
Option Care Health Inc (b)	93,964	3,051,951
PACS Group Inc (b)	15,700	202,844
Pediatrix Medical Group Inc (b)	33,799	485,016
Privia Health Group Inc (b)	19,924	458,252
Progyny Inc (b)	34,755	764,610
		18,043,598
Health Care Technology - 0.8%
Health Catalyst Inc (a)(b)	45,068	169,906
HealthStream Inc	57,632	1,594,678
Phreesia Inc (b)	49,518	1,409,282
Teladoc Health Inc (b)	20,661	179,957
		3,353,823
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp (b)	60,468	704,452
Codexis Inc (b)	53,949	131,636
Cytek Biosciences Inc (a)(b)	48,828	166,015
Medpace Holdings Inc (b)	965	302,875
NanoString Technologies Inc (b)(c)	42,707	0
		1,304,978
Pharmaceuticals - 1.3%
Amneal Intermediate Inc Class A (b)	62,803	508,076
ANI Pharmaceuticals Inc (b)	2,255	147,139
Atea Pharmaceuticals Inc (b)	21,416	77,098
Axsome Therapeutics Inc (b)	4,581	478,211
Collegium Pharmaceutical Inc (b)	11,440	338,281
Corcept Therapeutics Inc (b)	5,748	421,903
Ligand Pharmaceuticals Inc (b)	4,875	554,190
Nektar Therapeutics (b)	10,101	261,010
Pacira BioSciences Inc (b)	17,766	424,607
Phibro Animal Health Corp Class A	7,535	192,444
Prestige Consumer Healthcare Inc (b)	12,047	961,953
Supernus Pharmaceuticals Inc (b)	14,793	466,275
Tarsus Pharmaceuticals Inc (b)	1,080	43,750
WaVe Life Sciences Ltd (b)	35,183	228,690
Xeris Biopharma Holdings Inc (b)	70,420	328,861
		5,432,488
TOTAL HEALTH CARE		64,800,579

Industrials - 16.1%
Aerospace & Defense - 2.2%
AAR Corp (a)(b)	38,554	2,652,130
Archer Aviation Inc Class A (b)	69,266	751,536
Ducommun Inc (b)	24,940	2,060,792
Intuitive Machines Inc Class A (b)	2,952	32,088
Kratos Defense & Security Solutions Inc (b)	31,050	1,442,273
Park Aerospace Corp	6,097	90,053
Rocket Lab Corp (a)	64,820	2,318,611
		9,347,483
Building Products - 1.0%
Apogee Enterprises Inc	26,419	1,072,611
Gibraltar Industries Inc (b)	16,819	992,321
Griffon Corp	18,601	1,346,155
Resideo Technologies Inc (b)	41,121	907,129
		4,318,216
Commercial Services & Supplies - 2.0%
ABM Industries Inc	41,513	1,959,829
BrightView Holdings Inc (b)	108,513	1,806,741
Brink's Co/The	6,144	548,598
CECO Environmental Corp (b)	35,063	992,634
Interface Inc	22,602	473,060
OPENLANE Inc (b)	54,595	1,334,848
Pitney Bowes Inc	27,753	302,785
Steelcase Inc Class A	16,916	176,433
UniFirst Corp/MA	4,935	928,866
		8,523,794
Construction & Engineering - 2.2%
Arcosa Inc	26,849	2,328,077
Comfort Systems USA Inc	4,539	2,433,857
Dycom Industries Inc (b)	3,626	886,158
EMCOR Group Inc	4,576	2,447,657
Granite Construction Inc	2,764	258,462
MYR Group Inc (b)	2,503	454,169
Orion Group Holdings Inc (a)(b)	13,623	123,561
Primoris Services Corp	3,979	310,123
Sterling Infrastructure Inc (b)	1,303	300,641
		9,542,705
Electrical Equipment - 1.6%
Allient Inc	13,767	499,880
Array Technologies Inc (a)(b)	2,207	13,020
Bloom Energy Corp Class A (a)(b)	39,931	955,150
EnerSys	29,140	2,499,338
LSI Industries Inc	25,978	441,886
NuScale Power Corp Class A (a)(b)	10,071	398,408
Preformed Line Products Co	7,159	1,144,080
Vicor Corp (b)	24,952	1,131,823
		7,083,585
Ground Transportation - 0.4%
ArcBest Corp	4,408	339,460
Covenant Logistics Group Inc Class A	3,610	87,037
Marten Transport Ltd	95,826	1,244,780
		1,671,277
Machinery - 2.6%
Astec Industries Inc	19,278	803,700
Atmus Filtration Technologies Inc	13,687	498,481
Chart Industries Inc (b)	4,303	708,489
Enerpac Tool Group Corp Class A	4,748	192,579
ESCO Technologies Inc	4,125	791,464
Federal Signal Corp	26,210	2,789,268
Gorman-Rupp Co/The	10,321	378,987
Hillman Solutions Corp Class A (b)	104,463	745,866
Hurco Cos Inc (b)	5,989	113,192
Hyster-Yale Inc Class A	11,786	468,847
L B Foster Co Class A (b)	3,644	79,693
Mueller Water Products Inc Class A1	4,614	110,920
Proto Labs Inc (b)	15,113	605,125
Richtech Robotics Inc Class B (b)	104,530	203,834
SPX Technologies Inc (b)	6,624	1,110,712
Trinity Industries Inc	39,720	1,072,837
Watts Water Technologies Inc Class A	1,359	334,165
		11,008,159
Marine Transportation - 0.0%
Matson Inc	1,824	203,102
Passenger Airlines - 0.8%
Allegiant Travel Co (b)	2,532	139,133
Joby Aviation Inc Class A (a)(b)	29,281	308,915
SkyWest Inc (b)	28,614	2,946,384
		3,394,432
Professional Services - 1.0%
Barrett Business Services Inc	3,239	135,034
ExlService Holdings Inc (b)	36,318	1,590,365
Maximus Inc	27,133	1,904,737
Planet Labs PBC Class A (b)	71,399	435,534
Willdan Group Inc (b)	3,039	189,968
		4,255,638
Trading Companies & Distributors - 2.3%
Applied Industrial Technologies Inc	9,022	2,097,164
Boise Cascade Co	6,676	579,610
DNOW Inc (b)	9,737	144,399
DXP Enterprises Inc/TX (b)	24,747	2,169,075
FTAI Aviation Ltd	18,985	2,184,034
GMS Inc (b)	2,137	232,399
McGrath RentCorp	4,819	558,811
Rush Enterprises Inc Class A	30,450	1,568,480
Xometry Inc Class A (b)	6,920	233,827
		9,767,799
TOTAL INDUSTRIALS		69,116,190

Information Technology - 14.9%
Communications Equipment - 1.0%
Applied Optoelectronics Inc (b)	8,437	216,747
CommScope Holding Co Inc (b)	182,250	1,509,030
Extreme Networks Inc (b)	29,706	533,223
Harmonic Inc (b)	16,725	158,385
NetScout Systems Inc (b)	35,687	885,394
Viavi Solutions Inc (b)	95,408	960,759
		4,263,538
Electronic Equipment, Instruments & Components - 2.7%
Arlo Technologies Inc (b)	83,356	1,413,718
Badger Meter Inc	3,073	752,731
Benchmark Electronics Inc	35,752	1,388,250
Itron Inc (b)	20,512	2,699,995
Mirion Technologies Inc Class A (b)	17,229	370,940
PC Connection Inc	8,221	540,777
Plexus Corp (b)	11,232	1,519,802
Sanmina Corp (b)	29,271	2,863,582
		11,549,795
IT Services - 0.3%
BigCommerce Holdings Inc (a)(b)	240,513	1,202,565
Fastly Inc Class A (b)	30,505	215,365
		1,417,930
Semiconductors & Semiconductor Equipment - 2.8%
ACM Research Inc Class A (b)	12,589	326,055
Ambarella Inc (b)	37,131	2,453,060
CEVA Inc (b)	4,145	91,106
Credo Technology Group Holding Ltd (b)	31,220	2,890,660
Diodes Inc (b)	10,801	571,265
MaxLinear Inc Class A (b)	130,613	1,856,011
PDF Solutions Inc (b)	83,000	1,774,540
Power Integrations Inc	7,423	414,946
Rigetti Computing Inc Class A (a)(b)	13,733	162,873
Semtech Corp (a)(b)	15,077	680,576
Silicon Laboratories Inc (b)	4,033	594,303
		11,815,395
Software - 7.2%
8x8 Inc (a)(b)	549,554	1,077,126
ACI Worldwide Inc (b)	2,923	134,195
Alarm.com Holdings Inc (b)	15,736	890,186
Appian Corp Class A (b)	54,582	1,629,819
Arteris Inc (b)	19,697	187,712
Asana Inc Class A (b)	110,827	1,496,165
Aurora Innovation Inc Class A (a)(b)	110,480	578,915
Bit Digital Inc (b)	92,165	201,841
Blackbaud Inc (b)	20,376	1,308,343
Blend Labs Inc Class A (b)	35,843	118,282
Clear Secure Inc Class A	76,121	2,113,119
Clearwater Analytics Holdings Inc Class A (b)	7,978	174,958
Commvault Systems Inc (b)	10,744	1,873,002
Core Scientific Inc (b)	20,165	344,217
Domo Inc Class B (b)	68,289	953,997
Intapp Inc (b)	36,831	1,901,216
Jamf Holding Corp (b)	20,722	197,066
LivePerson Inc (a)(b)	116,442	117,606
LiveRamp Holdings Inc (b)	50,614	1,672,287
PagerDuty Inc (b)	88,123	1,346,519
Progress Software Corp	6,989	446,178
PROS Holdings Inc (b)	51,141	800,868
Q2 Holdings Inc (b)	34,319	3,211,915
Qualys Inc (b)	10,887	1,555,426
Rapid7 Inc (b)	15,838	366,333
SoundHound AI Inc Class A (a)(b)	33,146	355,657
Sprinklr Inc Class A (b)	4,887	41,343
Sprout Social Inc Class A (b)	29,326	613,207
SPS Commerce Inc (b)	622	84,647
Tenable Holdings Inc (b)	82,975	2,802,896
Upland Software Inc (b)	19,729	38,471
Weave Communications Inc (b)	41,130	342,202
Workiva Inc Class A (b)	8,805	602,702
Xperi Inc (b)	148,878	1,177,625
Yext Inc (b)	40,575	344,888
		31,100,929
Technology Hardware, Storage & Peripherals - 0.9%
CompoSecure Inc Class A (a)(b)	26,759	377,034
Diebold Nixdorf Inc (b)	27,357	1,515,578
Immersion Corp (a)	61,703	486,220
IonQ Inc (a)(b)	29,312	1,259,537
Quantum Computing Inc (b)	6,609	126,694
		3,765,063
TOTAL INFORMATION TECHNOLOGY		63,912,650

Materials - 4.8%
Chemicals - 1.8%
American Vanguard Corp (b)	47,145	184,808
Balchem Corp	5,489	873,849
Hawkins Inc	3,784	537,706
HB Fuller Co	37,473	2,254,001
Minerals Technologies Inc	12,790	704,345
PureCycle Technologies Inc (b)	6,526	89,406
Sensient Technologies Corp	29,601	2,916,292
Trinseo PLC (a)	42,860	133,723
		7,694,130
Construction Materials - 0.1%
United States Lime & Minerals Inc	5,946	593,410
Containers & Packaging - 0.3%
O-I Glass Inc (b)	74,028	1,091,173
Metals & Mining - 2.6%
Carpenter Technology Corp	8,556	2,364,707
Coeur Mining Inc (b)	356,034	3,154,462
Commercial Metals Co	47,351	2,315,937
Hecla Mining Co	289,847	1,736,184
Olympic Steel Inc	21,707	707,431
SunCoke Energy Inc	93,568	803,749
		11,082,470
TOTAL MATERIALS		20,461,183

Real Estate - 5.1%
Diversified REITs - 0.3%
American Assets Trust Inc	10,908	215,433
Broadstone Net Lease Inc Class A	35,796	574,526
Essential Properties Realty Trust Inc	13,530	431,742
		1,221,701
Health Care REITs - 1.3%
American Healthcare REIT Inc	12,232	449,404
CareTrust REIT Inc	104,035	3,183,471
Community Healthcare Trust Inc	12,604	209,605
Diversified Healthcare Trust	42,135	150,843
Global Medical REIT Inc	16,045	111,192
Healthpeak Properties Inc	83,570	1,463,311
		5,567,826
Industrial REITs - 0.1%
Terreno Realty Corp	12,821	718,873
Office REITs - 0.7%
Brandywine Realty Trust	68,901	295,585
COPT Defense Properties	46,448	1,281,036
Easterly Government Properties Inc	6,634	147,275
Empire State Realty Trust Inc Class A	124,659	1,008,491
Piedmont Realty Trust Inc Class A1	15,852	115,561
		2,847,948
Real Estate Management & Development - 0.9%
Anywhere Real Estate Inc (b)	60,872	220,357
Compass Inc Class A (b)	309,921	1,946,304
Cushman & Wakefield PLC (b)	97,241	1,076,458
eXp World Holdings Inc (a)	47,030	427,973
Opendoor Technologies Inc Class A (a)(b)	198,777	105,948
RE/MAX Holdings Inc Class A (b)	10,579	86,536
		3,863,576
Residential REITs - 0.0%
Centerspace	4,339	261,164
Retail REITs - 1.0%
Kite Realty Group Trust	11,732	265,730
Macerich Co/The	75,927	1,228,499
Phillips Edison & Co Inc	63,024	2,207,731
Tanger Inc	13,291	406,439
Whitestone REIT	20,481	255,602
		4,364,001
Specialized REITs - 0.8%
Farmland Partners Inc (a)	81,550	938,641
Outfront Media Inc	130,546	2,130,511
Safehold Inc	11,964	186,159
		3,255,311
TOTAL REAL ESTATE		22,100,400

Utilities - 2.4%
Electric Utilities - 0.3%
Oklo Inc Class A (b)	13,355	747,746
TXNM Energy Inc	7,413	417,500
		1,165,246
Gas Utilities - 1.1%
New Jersey Resources Corp	34,431	1,543,197
Southwest Gas Holdings Inc	36,111	2,686,298
Spire Inc	7,604	555,016
		4,784,511
Independent Power and Renewable Electricity Producers - 0.4%
Hallador Energy Co (b)	49,385	781,764
Ormat Technologies Inc	9,416	788,684
		1,570,448
Multi-Utilities - 0.4%
Avista Corp	37,174	1,410,753
Northwestern Energy Group Inc	5,055	259,322
		1,670,075
Water Utilities - 0.2%
American States Water Co	5,583	427,993
Consolidated Water Co Ltd	5,119	153,671
H2O America	9,649	501,459
		1,083,123
TOTAL UTILITIES		10,273,403

TOTAL UNITED STATES		415,746,251
TOTAL COMMON STOCKS (Cost $374,794,905)		422,858,749

Money Market Funds - 8.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.32	4,886,338	4,887,316
Fidelity Securities Lending Cash Central Fund (d)(e)	4.32	29,638,137	29,641,101
TOTAL MONEY MARKET FUNDS (Cost $34,528,417)			34,528,417

TOTAL INVESTMENT IN SECURITIES - 106.5% (Cost $409,323,322)	457,387,166
NET OTHER ASSETS (LIABILITIES) - (6.5)%	(28,039,299)
NET ASSETS - 100.0%	429,347,867

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Russell 2000 Index Contracts (United States)	60	Sep 2025	6,575,100	82,706	82,706

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,206,549	31,680,619	32,999,852	63,940	-	-	4,887,316	4,886,338	0.0%
Fidelity Securities Lending Cash Central Fund	28,207,874	71,324,298	69,891,071	43,351	-	-	29,641,101	29,638,137	0.1%
Total	34,414,423	103,004,917	102,890,923	107,291	-	-	34,528,417

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	13,265,617	13,265,617	-	-
Consumer Discretionary	43,095,066	43,095,066	-	-
Consumer Staples	11,200,994	11,200,994	-	-
Energy	18,298,741	18,298,741	-	-
Financials	81,675,833	81,675,833	-	-
Health Care	65,550,204	65,537,118	-	13,086
Industrials	70,138,938	70,138,938	-	-
Information Technology	66,660,910	66,660,910	-	-
Materials	20,461,183	20,461,183	-	-
Real Estate	22,237,860	22,237,860	-	-
Utilities	10,273,403	10,273,403	-	-

Money Market Funds	34,528,417	34,528,417	-	-
Total Investments in Securities:	457,387,166	457,374,080	-	13,086
Derivative Instruments:

Assets
Futures Contracts	82,706	82,706	-	-
Total Assets	82,706	82,706	-	-
Total Derivative Instruments:	82,706	82,706	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	82,706	0
Total Equity Risk	82,706	0
Total Value of Derivatives	82,706	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,414,968) - See accompanying schedule:
Unaffiliated issuers (cost $374,794,905)	$422,858,749
Fidelity Central Funds (cost $34,528,417)	34,528,417

Total Investment in Securities (cost $409,323,322)		$457,387,166
Segregated cash with brokers for derivative instruments		583,039
Cash		1,579,810
Receivable for investments sold		12,164
Receivable for fund shares sold		50,529
Dividends receivable		312,138
Distributions receivable from Fidelity Central Funds		12,397
Receivable for daily variation margin on futures contracts		9,009
Total assets		459,946,252
Liabilities
Payable for fund shares redeemed	$793,454
Accrued management fee	127,726
Distribution and service plan fees payable	9,233
Other payables and accrued expenses	30,032
Collateral on securities loaned	29,637,940
Total liabilities		30,598,385
Net Assets		$429,347,867
Net Assets consist of:
Paid in capital		$377,869,993
Total accumulated earnings (loss)		51,477,874
Net Assets		$429,347,867

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($31,088,392 ÷ 1,810,986 shares)		$17.17
Service Class :
Net Asset Value, offering price and redemption price per share ($6,826,944 ÷ 396,592 shares)		$17.21
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($43,199,241 ÷ 2,515,610 shares)		$17.17
Investor Class :
Net Asset Value, offering price and redemption price per share ($348,233,290 ÷ 20,430,605 shares)		$17.04
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$2,388,207
Interest		6,445
Income from Fidelity Central Funds (including $43,351 from security lending)		107,291
Total income		2,501,943
Expenses
Management fee	$786,889
Distribution and service plan fees	54,573
Custodian fees and expenses	7,798
Independent trustees' fees and expenses	852
Audit fees	25,785
Legal	3,927
Miscellaneous	758
Total expenses before reductions	880,582
Expense reductions	(1,966)
Total expenses after reductions		878,616
Net Investment income (loss)		1,623,327
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,778,009
Futures contracts	(510,395)
Total net realized gain (loss)		4,267,614
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(12,896,718)
Futures contracts	258,147
Total change in net unrealized appreciation (depreciation)		(12,638,571)
Net gain (loss)		(8,370,957)
Net increase (decrease) in net assets resulting from operations		$(6,747,630)
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,623,327	$3,585,265
Net realized gain (loss)	4,267,614	49,558,507
Change in net unrealized appreciation (depreciation)	(12,638,571)	8,081,675
Net increase (decrease) in net assets resulting from operations	(6,747,630)	61,225,447
Distributions to shareholders	(36,282,600)	(7,157,877)

Share transactions - net increase (decrease)	(97,605)	43,051,671
Total increase (decrease) in net assets	(43,127,835)	97,119,241

Net Assets
Beginning of period	472,475,702	375,356,461
End of period	$429,347,867	$472,475,702

Financial Highlights
VIP Disciplined Small Cap Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.77	$16.30	$13.62	$20.38	$17.27	$14.68
Income from Investment Operations
Net investment income (loss) A,B	.07	.16	.15	.14	.10	.10
Net realized and unrealized gain (loss)	(.20)	2.61	2.69	(3.56)	3.44	2.60
Total from investment operations	(.13)	2.77	2.84	(3.42)	3.54	2.70
Distributions from net investment income	(.06)	(.19)	(.16)	(.13)	(.08)	(.11)
Distributions from net realized gain	(1.41)	(.11)	-	(3.21)	(.35)	-
Total distributions	(1.47)	(.30)	(.16)	(3.34)	(.43)	(.11)
Net asset value, end of period	$17.17	$18.77	$16.30	$13.62	$20.38	$17.27
Total Return C,D,E	(1.01) %	16.87%	20.96%	(18.23)%	20.66%	18.45%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.32% H	.38%	.46%	.49%	.57%	.60%
Expenses net of fee waivers, if any	.32 % H	.38%	.46%	.49%	.57%	.60%
Expenses net of all reductions, if any	.32% H	.38%	.46%	.49%	.57%	.60%
Net investment income (loss)	.85% H	.90%	1.00%	.96%	.48%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$31,088	$36,379	$29,418	$25,329	$30,964	$23,919
Portfolio turnover rate I	76 % H	85%	100%	102%	92%	57%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Disciplined Small Cap Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.84	$16.37	$13.68	$20.45	$17.33	$14.74
Income from Investment Operations
Net investment income (loss) A,B	.06	.16	.13	.13	.08	.09
Net realized and unrealized gain (loss)	(.22)	2.61	2.70	(3.58)	3.46	2.59
Total from investment operations	(.16)	2.77	2.83	(3.45)	3.54	2.68
Distributions from net investment income	(.07)	(.19)	(.14)	(.11)	(.06)	(.09)
Distributions from net realized gain	(1.41)	(.11)	-	(3.21)	(.35)	-
Total distributions	(1.47) C	(.30)	(.14)	(3.32)	(.42) C	(.09)
Net asset value, end of period	$17.21	$18.84	$16.37	$13.68	$20.45	$17.33
Total Return D,E,F	(1.12) %	16.79%	20.83%	(18.30)%	20.53%	18.28%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.42% I	.46%	.56%	.59%	.67%	.70%
Expenses net of fee waivers, if any	.42 % I	.46%	.56%	.59%	.67%	.70%
Expenses net of all reductions, if any	.42% I	.46%	.56%	.59%	.67%	.70%
Net investment income (loss)	.75% I	.82%	.90%	.86%	.38%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$6,827	$5,797	$241	$201	$301	$255
Portfolio turnover rate J	76 % I	85%	100%	102%	92%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Disciplined Small Cap Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.79	$16.33	$13.65	$20.42	$17.30	$14.72
Income from Investment Operations
Net investment income (loss) A,B	.05	.12	.11	.10	.05	.07
Net realized and unrealized gain (loss)	(.21)	2.60	2.70	(3.57)	3.46	2.59
Total from investment operations	(.16)	2.72	2.81	(3.47)	3.51	2.66
Distributions from net investment income	(.05)	(.16)	(.13)	(.09)	(.03)	(.08)
Distributions from net realized gain	(1.41)	(.11)	-	(3.21)	(.35)	-
Total distributions	(1.46)	(.26) C	(.13)	(3.30)	(.39) C	(.08)
Net asset value, end of period	$17.17	$18.79	$16.33	$13.65	$20.42	$17.30
Total Return D,E,F	(1.15) %	16.57%	20.67%	(18.45)%	20.39%	18.12%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.57% I	.63%	.71%	.74%	.82%	.85%
Expenses net of fee waivers, if any	.57 % I	.63%	.71%	.74%	.82%	.85%
Expenses net of all reductions, if any	.57% I	.62%	.71%	.74%	.82%	.85%
Net investment income (loss)	.59% I	.65%	.75%	.71%	.23%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$43,199	$44,833	$28,724	$18,360	$20,389	$13,720
Portfolio turnover rate J	76 % I	85%	100%	102%	92%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Disciplined Small Cap Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.65	$16.20	$13.54	$20.28	$17.18	$14.61
Income from Investment Operations
Net investment income (loss) A,B	.06	.15	.13	.13	.08	.09
Net realized and unrealized gain (loss)	(.21)	2.59	2.68	(3.54)	3.44	2.58
Total from investment operations	(.15)	2.74	2.81	(3.41)	3.52	2.67
Distributions from net investment income	(.05)	(.18)	(.15)	(.12)	(.07)	(.10)
Distributions from net realized gain	(1.41)	(.11)	-	(3.21)	(.35)	-
Total distributions	(1.46)	(.29)	(.15)	(3.33)	(.42)	(.10)
Net asset value, end of period	$17.04	$18.65	$16.20	$13.54	$20.28	$17.18
Total Return C,D,E	(1.12) %	16.82%	20.85%	(18.29)%	20.62%	18.33%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.40% H	.41%	.54%	.57%	.65%	.67%
Expenses net of fee waivers, if any	.40 % H	.41%	.54%	.57%	.65%	.67%
Expenses net of all reductions, if any	.40% H	.40%	.54%	.57%	.65%	.67%
Net investment income (loss)	.77% H	.87%	.92%	.88%	.41%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$348,233	$385,466	$316,973	$265,902	$355,854	$256,709
Portfolio turnover rate I	76 % H	85%	100%	102%	92%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$87,539,489
Gross unrealized depreciation	(40,087,293)
Net unrealized appreciation (depreciation)	$47,452,196
Tax cost	$410,017,676

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Disciplined Small Cap Portfolio	163,983,739	191,834,877
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month based on an annual rate expressed as a percentage of each class's average net assets as noted in the following table:

Management Fee Rate %
Initial Class	.30
Service Class	.30
Service Class 2.30
Investor Class	.38

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$3,142
Service Class 2	51,431
$54,573
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Disciplined Small Cap Portfolio	12,510

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Disciplined Small Cap Portfolio	5,303,151	8,241,256	2,291,660
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Disciplined Small Cap Portfolio	362
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Disciplined Small Cap Portfolio	4,394	127	88,850

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Disciplined Small Cap Portfolio	600,558
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,966.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Disciplined Small Cap Portfolio
Distributions to shareholders
Initial Class	$2,758,086	$554,379
Service Class	483,129	81,788
Service Class 2	3,426,633	598,603
Investor Class	29,614,752	5,923,107
Total	$36,282,600	$7,157,877
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Disciplined Small Cap Portfolio
Initial Class
Shares sold	78,186	601,655	$1,346,158	$11,132,241
Reinvestment of distributions	154,688	27,805	2,758,086	554,378
Shares redeemed	(359,908)	(496,552)	(5,932,706)	(8,720,929)
Net increase (decrease)	(127,034)	132,908	$(1,828,462)	$2,965,690
Service Class
Shares sold	74,253	314,295	$1,253,180	$5,669,875
Reinvestment of distributions	25,807	3,789	461,421	77,444
Shares redeemed	(11,236)	(25,045)	(184,058)	(504,535)
Net increase (decrease)	88,824	293,039	$1,530,543	$5,242,784
Service Class 2
Shares sold	400,903	1,034,036	$6,769,434	$19,036,140
Reinvestment of distributions	191,968	29,813	3,426,633	598,603
Shares redeemed	(462,825)	(437,488)	(7,737,610)	(7,698,562)
Net increase (decrease)	130,046	626,361	$2,458,457	$11,936,181
Investor Class
Shares sold	357,110	3,778,284	$5,979,390	$68,741,857
Reinvestment of distributions	1,673,150	298,765	29,614,752	5,923,107
Shares redeemed	(2,272,135)	(2,973,727)	(37,852,287)	(51,757,948)
Net increase (decrease)	(241,875)	1,103,322	$(2,258,145)	$22,907,016
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Disciplined Small Cap Portfolio	87%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contract and Management Fees
VIP Disciplined Small Cap Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contract was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of FMR, and also considered FMR's implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, such as size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agent, and pricing and bookkeeping services performed by Fidelity and its affiliates under the Advisory Contract; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with Fidelity, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of FMR, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with FMR the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board noted that, effective June 1, 2024, the management fee rate covers transfer agent and pricing and bookkeeping services. In its review of the fund's management fee and the total expense ratio of Initial Class of the fund, the Board considered the fund's management fee rate such as custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Initial Class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Initial Class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Initial Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Initial Class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contract should be renewed through May 31, 2026.

1.821007.119
VDSC-SANN-0825
Fidelity® Variable Insurance Products:

VIP Contrafund℠ Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Contrafund℠ Portfolio
Consolidated Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.8%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Brambles Ltd	107,217	1,655,837
Clean TeQ Water Ltd (b)	3,117	380
		1,656,217
Information Technology - 0.1%
Software - 0.1%
Canva Inc Class A (b)(c)(d)	9,774	12,646,872
Materials - 0.0%
Metals & Mining - 0.0%
Evolution Mining Ltd	302,837	1,552,642
TOTAL AUSTRALIA		15,855,731
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev SA/NV ADR (e)	247,200	16,987,584
Health Care - 0.0%
Pharmaceuticals - 0.0%
UCB SA	61,900	12,173,177
TOTAL BELGIUM		29,160,761
BRAZIL - 0.5%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
MercadoLibre Inc (b)	35,800	93,567,954
Financials - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA ADR	896,200	6,085,198
NU Holdings Ltd/Cayman Islands Class A (b)	2,464,400	33,811,568
		39,896,766
Capital Markets - 0.0%
Banco BTG Pactual SA unit	297,400	2,312,704
TOTAL FINANCIALS		42,209,470

Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp	109,300	9,829,174
TOTAL BRAZIL		145,606,598
CANADA - 1.7%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Dollarama Inc	64,500	9,088,022
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ARC Resources Ltd	74,200	1,564,371
Cameco Corp (United States)	24,200	1,796,366
Canadian Natural Resources Ltd	487,100	15,309,624
PrairieSky Royalty Ltd	43,100	747,583
		19,417,944
Financials - 0.6%
Banks - 0.2%
Royal Bank of Canada	310,494	40,921,137
Toronto Dominion Bank	134,100	9,863,379
		50,784,516
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	291,500	16,114,120
Insurance - 0.3%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	18,300	33,032,054
Intact Financial Corp	246,192	57,247,437
		90,279,491
TOTAL FINANCIALS		157,178,127

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	41,200	4,375,028
Professional Services - 0.1%
Thomson Reuters Corp	73,865	14,853,822
TOTAL INDUSTRIALS		19,228,850

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	91,300	14,264,724
IT Services - 0.3%
Shopify Inc Class A (b)	517,500	59,686,837
Shopify Inc Class A (United States) (b)	206,600	23,831,310
		83,518,147
Software - 0.0%
Constellation Software Inc/Canada	500	1,833,376
TOTAL INFORMATION TECHNOLOGY		99,616,247

Materials - 0.5%
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA	175,400	20,897,298
Alamos Gold Inc Class A	330,900	8,801,320
B2Gold Corp	1,929,700	6,972,002
Franco-Nevada Corp	209,655	34,420,833
G Mining Ventures Corp	243,300	3,176,702
Kinross Gold Corp	152,800	2,387,798
Lundin Gold Inc	492,800	26,019,695
Novagold Resources Inc (b)	136,016	559,346
Orla Mining Ltd (b)	2,841,667	28,547,094
		131,782,088
TOTAL CANADA		436,311,278
CHINA - 0.2%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd	104,200	6,714,191
Consumer Discretionary - 0.1%
Automobiles - 0.1%
BYD Co Ltd H Shares	1,242,000	19,337,981
Health Care - 0.1%
Biotechnology - 0.1%
BeOne Medicines Ltd ADR (b)	53,300	12,902,331
Zai Lab Ltd ADR (b)	161,536	5,648,914
		18,551,245
Industrials - 0.0%
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	138,800	1,639,228
TOTAL CHINA		46,242,645
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mine Ltd Class A (b)	3,980,119	29,900,215
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	469,300	18,190,068
FRANCE - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	59,208	16,243,393
Industrials - 0.0%
Aerospace & Defense - 0.0%
Dassault Aviation SA	14,991	5,301,126
TOTAL FRANCE		21,544,519
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	66,300	3,260,634
Financials - 0.0%
Insurance - 0.0%
Allianz SE	3,500	1,420,417
Industrials - 0.1%
Electrical Equipment - 0.1%
Siemens Energy AG (b)	54,300	6,346,634
Information Technology - 0.0%
Software - 0.0%
SAP SE	15,200	4,647,848
TOTAL GERMANY		15,675,533
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Ireland Group PLC	518,100	7,375,426
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	1,686,088	28,258,835
Information Technology - 0.0%
Software - 0.0%
Check Point Software Technologies Ltd (b)	54,984	12,165,210
TOTAL ISRAEL		40,424,045
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	95,400	5,501,718
JAPAN - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	58,800	2,024,855
Specialty Retail - 0.1%
Fast Retailing Co Ltd	28,700	9,840,200
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	341,500	8,726,919
TOTAL CONSUMER DISCRETIONARY		20,591,974

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Hitachi Ltd	278,600	8,097,329
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	717,700	17,960,003
Trading Companies & Distributors - 0.0%
ITOCHU Corp	30,800	1,612,843
TOTAL INDUSTRIALS		27,670,175

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	87,600	6,493,880
TOTAL JAPAN		54,756,029
KOREA (SOUTH) - 0.8%
Consumer Discretionary - 0.3%
Automobiles - 0.1%
Hyundai Motor Co	153,190	23,038,133
Broadline Retail - 0.2%
Coupang Inc Class A (b)	1,621,095	48,568,006
TOTAL CONSUMER DISCRETIONARY		71,606,139

Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
SK Hynix Inc	624,190	134,695,198
TOTAL KOREA (SOUTH)		206,301,337
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA depository receipt	17,000	536,859
NETHERLANDS - 0.6%
Communication Services - 0.0%
Entertainment - 0.0%
Universal Music Group NV	717,142	23,264,489
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (b)	130,500	71,934,210
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	320,600	70,047,894
TOTAL NETHERLANDS		165,246,593
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	94,300	1,726,241
SINGAPORE - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Sea Ltd Class A ADR (b)	9,400	1,503,436
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA	1,595,700	13,213,797
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	358,935	18,682,567
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG	497,130	16,822,661
TOTAL SWITZERLAND		35,505,228
TAIWAN - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,335,900	302,567,991
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	2,200	648,296
UNITED KINGDOM - 0.4%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (b)	144,300	41,235,168
Leisure Products - 0.0%
Games Workshop Group PLC	3,418	760,997
TOTAL CONSUMER DISCRETIONARY		41,996,165

Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	118,500	4,081,140
Financials - 0.1%
Banks - 0.0%
NatWest Group PLC	460,800	3,236,177
Starling Bank Ltd (c)	2,643,467	8,781,103
		12,017,280
Capital Markets - 0.1%
London Stock Exchange Group PLC	82,400	12,050,771
Financial Services - 0.0%
Revolut Group Holdings Ltd (c)(d)	5,779	5,604,532
TOTAL FINANCIALS		29,672,583

Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC	2,649,225	35,109,246
TOTAL UNITED KINGDOM		110,859,134
UNITED STATES - 90.5%
Communication Services - 19.6%
Entertainment - 4.1%
Liberty Media Corp-Liberty Formula One Class C (b)	478,627	50,016,522
Live Nation Entertainment Inc (b)	30,400	4,598,912
Netflix Inc (b)	602,299	806,556,660
ROBLOX Corp Class A (b)	225,700	23,743,640
Roku Inc Class A (b)	623,613	54,809,347
Spotify Technology SA (b)	52,100	39,978,414
Walt Disney Co/The	930,558	115,398,498
Warner Bros Discovery Inc (b)	249,300	2,856,977
		1,097,958,970
Interactive Media & Services - 14.6%
Alphabet Inc Class C	6,467,440	1,147,259,182
Epic Games Inc (b)(c)(d)	18,849	13,870,791
Meta Platforms Inc Class A	3,727,222	2,751,025,286
Pinterest Inc Class A (b)	47,700	1,710,522
Reddit Inc Class A (b)	231,336	34,832,262
Reddit Inc Class B (b)	62,205	9,366,206
		3,958,064,249
Media - 0.8%
Charter Communications Inc Class A (b)	220,700	90,224,367
Comcast Corp Class A	653,500	23,323,415
EchoStar Corp (d)	3,554,022	98,446,409
MNTN Inc Class A	54,140	1,184,042
Omnicom Group Inc	28,800	2,071,872
		215,250,105
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	154,700	36,858,821
TOTAL COMMUNICATION SERVICES		5,308,132,145

Consumer Discretionary - 8.6%
Automobiles - 0.2%
General Motors Co	57,900	2,849,259
Rad Power Bikes Inc (b)(c)(d)	401,674	24,100
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	384,164	49,942
Tesla Inc (b)	205,800	65,374,428
		68,297,729
Broadline Retail - 5.1%
Amazon.com Inc (b)	6,248,340	1,370,823,313
Ollie's Bargain Outlet Holdings Inc (b)	61,800	8,144,004
		1,378,967,317
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)	114,061	46,767,290
Hotels, Restaurants & Leisure - 1.4%
Airbnb Inc Class A (b)	534,812	70,777,020
Booking Holdings Inc	8,100	46,892,844
Carnival Corp (b)	451,600	12,698,992
Cava Group Inc (b)	113,100	9,526,413
Chipotle Mexican Grill Inc (b)	1,009,600	56,689,040
Domino's Pizza Inc	1,249	562,799
DoorDash Inc Class A (b)	23,800	5,866,938
DraftKings Inc Class A (b)	21,926	940,406
Dutch Bros Inc Class A (b)	88,600	6,057,582
Hilton Worldwide Holdings Inc	424,500	113,061,331
Royal Caribbean Cruises Ltd	45,200	14,153,928
Starbucks Corp	344,900	31,603,187
Viking Holdings Ltd (b)	287,636	15,328,122
		384,158,602
Household Durables - 0.4%
Garmin Ltd	49,900	10,415,128
PulteGroup Inc	481,500	50,778,990
Somnigroup International Inc	24,400	1,660,420
Whirlpool Corp (e)	353,400	35,841,828
		98,696,366
Specialty Retail - 1.0%
Abercrombie & Fitch Co Class A (b)	31,290	2,592,377
Fanatics Inc Class A (b)(c)(d)	232,280	14,145,852
Gap Inc/The	14,124	308,044
Home Depot Inc/The	337,500	123,741,001
O'Reilly Automotive Inc (b)	404,200	36,430,546
TJX Cos Inc/The	607,754	75,051,541
Urban Outfitters Inc (b)	83,673	6,069,639
		258,339,000
Textiles, Apparel & Luxury Goods - 0.4%
NIKE Inc Class B	1,007,500	71,572,800
Ralph Lauren Corp Class A	67,100	18,404,188
Tapestry Inc	74,400	6,533,064
VF Corp	93,100	1,093,925
		97,603,977
TOTAL CONSUMER DISCRETIONARY		2,332,830,281

Consumer Staples - 2.7%
Beverages - 0.6%
Coca-Cola Co/The	949,300	67,162,975
Keurig Dr Pepper Inc	2,673,100	88,372,686
		155,535,661
Consumer Staples Distribution & Retail - 1.4%
Casey's General Stores Inc	103,327	52,724,668
Costco Wholesale Corp	236,101	233,725,824
Kroger Co/The	854,400	61,286,112
Sprouts Farmers Market Inc (b)	9,700	1,597,008
Walmart Inc	188,300	18,411,974
		367,745,586
Household Products - 0.0%
Procter & Gamble Co/The	1,362	216,994
Personal Care Products - 0.3%
elf Beauty Inc (b)(e)	747,500	93,018,900
Tobacco - 0.4%
Altria Group Inc	24,600	1,442,298
Philip Morris International Inc	614,600	111,937,098
		113,379,396
TOTAL CONSUMER STAPLES		729,896,537

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Antero Resources Corp (b)	42,400	1,707,872
Cheniere Energy Inc	33,400	8,133,568
EQT Corp	32,100	1,872,072
Exxon Mobil Corp	981,500	105,805,700
Sable Offshore Corp (b)	352,277	7,743,048
Shell PLC ADR	1,051,900	74,064,279
		199,326,539
Financials - 15.3%
Banks - 3.5%
Bank of America Corp	3,148,947	149,008,172
Citigroup Inc	642,300	54,672,576
East West Bancorp Inc	47,000	4,746,060
First Citizens BancShares Inc/NC Class A	1,600	3,130,352
JPMorgan Chase & Co	1,424,739	413,046,084
Wells Fargo & Co	3,904,100	312,796,492
		937,399,736
Capital Markets - 2.0%
Bank of New York Mellon Corp/The	1,396,324	127,219,080
Blackstone Inc	6,911	1,033,747
Blue Owl Capital Inc Class A	1,587,500	30,495,875
Cboe Global Markets Inc	298,400	69,589,864
Charles Schwab Corp/The	303,700	27,709,588
Coinbase Global Inc Class A (b)	47,900	16,788,471
Goldman Sachs Group Inc/The	28,600	20,241,650
Interactive Brokers Group Inc Class A	200,400	11,104,164
Moody's Corp	162,483	81,499,848
Morgan Stanley	509,400	71,754,084
MSCI Inc	6,328	3,649,611
Nasdaq Inc	18,600	1,663,212
Raymond James Financial Inc	30,100	4,616,437
Tradeweb Markets Inc Class A	438,300	64,167,120
		531,532,751
Consumer Finance - 0.6%
American Express Co	359,300	114,609,514
Capital One Financial Corp	316,564	67,352,156
		181,961,670
Financial Services - 7.6%
Affirm Holdings Inc Class A (b)	20,900	1,445,026
Apollo Global Management Inc	677,800	96,159,486
Berkshire Hathaway Inc Class B (b)	2,380,188	1,156,223,925
Block Inc Class A (b)	628,500	42,694,005
Fiserv Inc (b)	351,800	60,653,838
Mastercard Inc Class A	545,100	306,313,494
Paymentus Holdings Inc Class A (b)	27,700	907,175
Toast Inc Class A (b)	1,156,200	51,208,098
Visa Inc Class A	927,817	329,421,426
		2,045,026,473
Insurance - 1.6%
American Financial Group Inc/OH	352,000	44,425,920
American International Group Inc	248,911	21,304,292
Arthur J Gallagher & Co	366,000	117,163,920
Chubb Ltd	197,900	57,335,588
Marsh & McLennan Cos Inc	291,967	63,835,665
Progressive Corp/The	345,800	92,280,188
Travelers Companies Inc/The	159,600	42,699,384
		439,044,957
TOTAL FINANCIALS		4,134,965,587

Health Care - 7.9%
Biotechnology - 1.9%
AbbVie Inc	118,300	21,958,846
Alnylam Pharmaceuticals Inc (b)	389,586	127,040,099
Caris Life Sciences Inc (b)	56,600	1,512,352
Exelixis Inc (b)	33,400	1,472,105
Gilead Sciences Inc	498,900	55,313,043
Insmed Inc (b)	333,200	33,533,248
Legend Biotech Corp ADR (b)	1,390,400	49,345,296
Recursion Pharmaceuticals Inc Class A (b)(e)	138,227	699,429
Regeneron Pharmaceuticals Inc	189,334	99,400,350
Soleno Therapeutics Inc (b)	20,200	1,692,356
United Therapeutics Corp (b)	11,747	3,375,500
Vertex Pharmaceuticals Inc (b)	272,615	121,368,198
		516,710,822
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	77,600	10,554,376
Alcon AG (United States)	30,626	2,703,663
Boston Scientific Corp (b)	2,531,035	271,858,470
Insulet Corp (b)	153,600	48,258,048
Intuitive Surgical Inc (b)	262,618	142,709,247
Penumbra Inc (b)	18,900	4,850,307
Stryker Corp	305,200	120,746,276
TransMedics Group Inc (b)	614,200	82,308,942
		683,989,329
Health Care Providers & Services - 0.7%
CVS Health Corp	1,438,900	99,255,322
Encompass Health Corp	8,700	1,066,881
HCA Healthcare Inc	36,550	14,002,305
Tenet Healthcare Corp (b)	180,006	31,681,056
UnitedHealth Group Inc	118,940	37,105,712
		183,111,276
Health Care Technology - 0.3%
Doximity Inc Class A (b)	901,900	55,322,546
Veeva Systems Inc Class A (b)	52,300	15,061,354
		70,383,900
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific Inc	105,600	42,816,576
Veterinary Emergency Group (b)(c)(d)(f)	155,147	12,514,157
		55,330,733
Pharmaceuticals - 2.3%
Eli Lilly & Co	778,153	606,593,608
Merck & Co Inc	228,900	18,119,724
		624,713,332
TOTAL HEALTH CARE		2,134,239,392

Industrials - 9.1%
Aerospace & Defense - 2.9%
AeroVironment Inc (b)	1,000	284,950
ATI Inc (b)	57,400	4,955,916
Axon Enterprise Inc (b)	70,380	58,270,417
Boeing Co (b)	770,800	161,505,724
GE Aerospace	1,547,677	398,356,583
HEICO Corp Class A	6,700	1,733,625
Howmet Aerospace Inc	379,900	70,710,787
Leonardo DRS Inc	113,397	5,270,693
Loar Holdings Inc (b)(e)	47,411	4,085,406
Relativity Space Inc (b)(c)	4,371	4,939
Relativity Space Inc warrants 11/1/2030 (b)(c)(d)	147	160
Rocket Lab Corp (e)	154,500	5,526,465
RTX Corp	11,000	1,606,220
Space Exploration Technologies Corp (b)(c)(d)	178,012	32,932,220
Space Exploration Technologies Corp Class C (b)(c)(d)	16,934	3,132,790
TransDigm Group Inc	23,500	35,735,040
Woodward Inc	16,100	3,945,949
		788,057,884
Air Freight & Logistics - 0.0%
Zipline International Inc (b)(c)(d)	50,479	1,966,661
Building Products - 0.6%
AZEK Co Inc/The Class A (b)	953,100	51,800,985
Tecnoglass Inc	712,500	55,119,000
Trane Technologies PLC	136,020	59,496,508
		166,416,493
Commercial Services & Supplies - 0.7%
Cintas Corp	128,200	28,571,934
Clean Harbors Inc (b)	15,944	3,685,934
Copart Inc (b)	750,400	36,822,128
GFL Environmental Inc Subordinate Voting Shares	868,900	43,861,345
GFL Environmental Inc Subordinate Voting Shares (United States)	938,600	47,361,756
Republic Services Inc	71,100	17,533,971
		177,837,068
Construction & Engineering - 0.3%
EMCOR Group Inc	136,950	73,253,186
Electrical Equipment - 1.4%
Eaton Corp PLC	133,876	47,792,393
GE Vernova Inc	621,819	329,035,524
		376,827,917
Ground Transportation - 0.3%
Uber Technologies Inc (b)	970,800	90,575,640
Industrial Conglomerates - 0.2%
3M Co	284,400	43,297,056
Machinery - 1.9%
Allison Transmission Holdings Inc	521,700	49,556,283
Deere & Co	323,900	164,699,911
PACCAR Inc	481,095	45,732,891
Parker-Hannifin Corp	210,600	147,097,782
RBC Bearings Inc (b)	23,500	9,042,800
Westinghouse Air Brake Technologies Corp	480,800	100,655,480
		516,785,147
Passenger Airlines - 0.0%
Alaska Air Group Inc (b)	67,500	3,339,900
Professional Services - 0.6%
Equifax Inc	290,400	75,321,048
Paycom Software Inc	287,454	66,516,856
UL Solutions Inc Class A	82,300	5,996,378
Verisk Analytics Inc	86,900	27,069,350
		174,903,632
Trading Companies & Distributors - 0.2%
QXO Inc (b)	313,900	6,761,406
WW Grainger Inc	44,500	46,290,680
		53,052,086
TOTAL INDUSTRIALS		2,466,312,670

Information Technology - 24.5%
Communications Equipment - 0.3%
Arista Networks Inc	622,996	63,738,721
Motorola Solutions Inc	69,000	29,011,739
		92,750,460
Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp Class A	4,866,470	480,563,913
Flex Ltd (b)	20,900	1,043,328
Jabil Inc	28,800	6,281,280
		487,888,521
IT Services - 0.4%
Cloudflare Inc Class A (b)	174,100	34,094,003
CoreWeave Inc Class A (g)	235,740	38,439,764
CoreWeave Inc Class A (b)(e)	20,500	3,342,730
IBM Corporation	11,500	3,389,970
Kyndryl Holdings Inc (b)	288,859	12,120,524
Okta Inc Class A (b)	42,100	4,208,737
Snowflake Inc Class A (b)	73,400	16,424,718
Twilio Inc Class A (b)	8,300	1,032,188
X.Ai Holdings Corp Class A (c)(d)	153,512	5,612,399
		118,665,033
Semiconductors & Semiconductor Equipment - 11.6%
Advanced Micro Devices Inc (b)	39,973	5,672,169
Analog Devices Inc	14,100	3,356,082
ARM Holdings PLC ADR (b)(e)	59,400	9,607,356
Astera Labs Inc (b)	104,200	9,421,764
Broadcom Inc	1,166,400	321,518,160
Intel Corp	70,600	1,581,440
KLA Corp	4,100	3,672,534
Marvell Technology Inc	605,900	46,896,660
Micron Technology Inc	845,200	104,170,900
Monolithic Power Systems Inc	5,400	3,949,452
NVIDIA Corp	16,390,600	2,589,550,894
		3,099,397,411
Software - 8.2%
Appfolio Inc Class A (b)	132,700	30,558,156
Applied Intuition Inc Class A (c)(d)	16,246	2,215,792
AppLovin Corp Class A (b)	134,300	47,015,744
Cadence Design Systems Inc (b)	349,321	107,643,266
Circle Internet Group Inc (d)(g)	169,049	30,646,893
Crowdstrike Holdings Inc Class A (b)	26,500	13,496,715
CyberArk Software Ltd (b)	72,657	29,562,680
Datadog Inc Class A (b)	10,500	1,410,465
Docusign Inc (b)	28,200	2,196,498
Figma Inc Class A (b)(c)(d)	166,194	4,630,165
Fortinet Inc (b)	306,700	32,424,324
Guidewire Software Inc (b)	12,800	3,013,760
Intuit Inc	4,300	3,386,809
Microsoft Corp	3,161,100	1,572,362,752
Monday.com Ltd (b)	268,600	84,469,328
OpenAI Global LLC rights (b)(c)(d)	12,537,443	18,430,041
OpenAI Global LLC rights (b)(c)(d)	2,854,204	2,854,204
Oracle Corp	16,700	3,651,121
Palantir Technologies Inc Class A (b)	13,500	1,840,320
Palo Alto Networks Inc (b)	36,500	7,469,360
Roper Technologies Inc	2,800	1,587,152
Rubrik Inc Class A (b)	99,971	8,956,402
Samsara Inc Class A (b)	1,068,468	42,503,657
Servicenow Inc (b)	27,102	27,863,024
Stripe Inc Class B (b)(c)(d)	74,500	2,644,750
Synopsys Inc (b)	70,300	36,041,404
Tanium Inc Class B (b)(c)(d)	350,002	3,339,019
Zoom Communications Inc Class A (b)	929,244	72,462,447
Zscaler Inc (b)	30,100	9,449,594
		2,204,125,842
Technology Hardware, Storage & Peripherals - 2.2%
Apple Inc	2,883,700	591,648,729
Dell Technologies Inc Class C	83,727	10,264,930
		601,913,659
TOTAL INFORMATION TECHNOLOGY		6,604,740,926

Materials - 0.3%
Chemicals - 0.1%
Corteva Inc	63,200	4,710,296
Ecolab Inc	29,200	7,867,648
Sherwin-Williams Co/The	4,635	1,591,474
		14,169,418
Containers & Packaging - 0.0%
International Paper Co	150,800	7,061,964
Metals & Mining - 0.2%
Carpenter Technology Corp	39,461	10,906,231
Ivanhoe Electric Inc / US (b)	500,278	4,537,522
Ivanhoe Electric Inc / US warrants (b)	176,200	470,401
MP Materials Corp (b)(e)	882,400	29,357,448
Royal Gold Inc	7,700	1,369,368
		46,640,970
TOTAL MATERIALS		67,872,352

Real Estate - 0.5%
Health Care REITs - 0.3%
Welltower Inc	500,300	76,911,119
Office REITs - 0.2%
Kilroy Realty Corp (e)	1,802,400	61,840,344
TOTAL REAL ESTATE		138,751,463

Utilities - 1.3%
Electric Utilities - 1.1%
American Electric Power Co Inc	105,700	10,967,432
Constellation Energy Corp	376,355	121,472,340
Entergy Corp	1,709,800	142,118,576
NRG Energy Inc	191,700	30,783,186
		305,341,534
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	263,084	50,988,310
TOTAL UTILITIES		356,329,844

TOTAL UNITED STATES		24,473,397,736
TOTAL COMMON STOCKS (Cost $10,965,038,826)		26,178,051,214

Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd Series E1 (b)(c)(d)	60,761	13,323,672
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series B (c)(d)	68,800	603,988
UNITED STATES - 1.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	52,367	3,142
Rad Power Bikes Inc Series C (b)(c)(d)	206,059	30,909
Rad Power Bikes Inc Series D (b)(c)(d)	277,030	63,717
Waymo LLC Series C2 (c)(d)	115,088	9,495,911
		9,593,679
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	2,500	619,800
TOTAL CONSUMER DISCRETIONARY		10,213,479

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	5,376	185,956
GoBrands Inc Series H (b)(c)(d)	6,820	302,808
		488,764
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	62,943	4,669,741
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	515,200	1,014,944
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(c)(d)	229,170	2,213,782
Lyra Health Inc Series F (b)(c)(d)	6,800	65,688
Somatus Inc Series E (b)(c)(d)	1,539	1,748,150
		4,027,620
TOTAL HEALTH CARE		5,042,564

Industrials - 0.8%
Aerospace & Defense - 0.8%
Anduril Industries Inc Series G (c)(d)	102,000	4,169,760
Space Exploration Technologies Corp Series G (b)(c)(d)	7,336	13,571,600
Space Exploration Technologies Corp Series J (b)(c)(d)	49,518	91,608,300
Space Exploration Technologies Corp Series N (b)(c)(d)	39,568	73,200,800
		182,550,460
Air Freight & Logistics - 0.0%
Zipline International Inc Series E (b)(c)(d)	132,331	5,155,616
Zipline International Inc Series F (b)(c)(d)	90,550	3,527,828
Zipline International Inc Series G (b)(c)(d)	80,131	3,121,904
		11,805,348
Construction & Engineering - 0.0%
Beta Technologies Inc Series B, 6% (b)(c)(d)	26,772	3,716,757
Beta Technologies Inc Series C, 6% (c)(d)	27,089	3,230,092
		6,946,849
TOTAL INDUSTRIALS		201,302,657

Information Technology - 0.2%
IT Services - 0.0%
X.Ai Holdings Corp Series C (c)(d)	354,485	12,959,972
Software - 0.2%
Anthropic PBC Series E (c)(d)	20,500	1,791,699
Applied Intuition Inc Series A2 (c)(d)	19,169	2,614,460
Applied Intuition Inc Series B2 (c)(d)	9,243	1,260,653
MOLOCO Inc Series A (b)(c)(d)	44,901	3,002,979
Nuro Inc/CA Series C (b)(c)(d)	305,791	3,926,357
Nuro Inc/CA Series D (b)(c)(d)	63,961	924,236
Nuro Inc/CA Series E (c)(d)	105,761	1,352,683
Stripe Inc Series H (b)(c)(d)	30,400	1,079,200
Stripe Inc Series I (b)(c)(d)	203,647	7,229,469
		23,181,736
TOTAL INFORMATION TECHNOLOGY		36,141,708

TOTAL UNITED STATES		257,858,913
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $138,283,636)		271,786,573

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d) (Cost $384,164)	384,164	286,125

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.32	645,176,748	645,305,783
Fidelity Securities Lending Cash Central Fund (h)(i)	4.32	176,787,986	176,805,665
TOTAL MONEY MARKET FUNDS (Cost $822,106,539)			822,111,448

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $11,925,813,165)	27,272,235,360
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(207,051,746)
NET ASSETS - 100.0%	27,065,183,614

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $537,780,447 or 2.0% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $69,086,657 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Series G	4/17/25	4,170,046

Anthropic PBC Series E	2/14/25	1,149,773

Applied Intuition Inc Class A	7/02/24 - 6/16/25	1,086,380

Applied Intuition Inc Series A2	7/02/24	1,144,292

Applied Intuition Inc Series B2	7/02/24	551,760

Beta Technologies Inc Series B, 6%	4/04/22	2,762,067

Beta Technologies Inc Series C, 6%	10/24/24	3,100,878

ByteDance Ltd Series E1	11/18/20	6,657,837

Canva Inc Class A	3/18/24	10,425,546

Circle Internet Group Inc	5/11/21 - 5/09/22	4,443,036

Discord Inc Series I	9/15/21	1,376,561

EchoStar Corp	9/30/24	99,654,777

Element Labs Inc Series B	6/27/25	603,988

ElevateBio LLC Series C	3/09/21	2,161,264

Epic Games Inc	7/13/20 - 7/30/20	10,838,175

Fanatics Inc Class A	8/13/20 - 12/15/21	7,999,411

Figma Inc Class A	5/15/24	3,854,537

GoBrands Inc Series G	3/02/21	1,342,480

GoBrands Inc Series H	7/22/21	2,649,506

Lyra Health Inc Series E	1/14/21	2,098,418

Lyra Health Inc Series F	6/04/21	106,790

MOLOCO Inc Series A	6/26/23	2,694,060

Nuro Inc/CA Series C	10/30/20	3,991,979

Nuro Inc/CA Series D	10/29/21	1,333,313

Nuro Inc/CA Series E	4/01/25	1,353,052

OpenAI Global LLC rights	9/30/24	12,537,443

OpenAI Global LLC rights	4/11/25	2,854,204

Rad Power Bikes Inc	1/21/21	1,937,611

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	384,164

Rad Power Bikes Inc Series A	1/21/21	252,610

Rad Power Bikes Inc Series C	1/21/21	993,996

Rad Power Bikes Inc Series D	9/17/21	2,655,000

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Relativity Space Inc warrants 11/1/2030	11/14/23	0

Revolut Group Holdings Ltd	12/27/24	5,026,306

Somatus Inc Series E	1/31/22	1,342,985

Space Exploration Technologies Corp	2/16/21 - 7/01/24	10,252,748

Space Exploration Technologies Corp Class C	7/01/24	1,896,608

Space Exploration Technologies Corp Series G	9/07/23	5,942,160

Space Exploration Technologies Corp Series J	9/07/23	40,109,580

Space Exploration Technologies Corp Series N	8/04/20	10,683,360

Stripe Inc Class B	5/18/21	2,989,564

Stripe Inc Series H	3/15/21	1,219,800

Stripe Inc Series I	3/20/23 - 5/12/23	4,100,257

Tanium Inc Class B	9/18/20	3,988,343

Tenstorrent Holdings Inc Series C1	4/23/21	3,742,265

Veterinary Emergency Group	9/16/21 - 11/13/23	5,866,319

Waymo LLC Series C2	10/18/24	9,000,031

X.Ai Holdings Corp Class A	10/25/22	5,530,000

X.Ai Holdings Corp Series C	11/22/24	7,674,600

Zipline International Inc	10/12/21	1,817,244

Zipline International Inc Series E	12/21/20	4,317,881

Zipline International Inc Series F	4/11/23	3,639,847

Zipline International Inc Series G	6/07/24	3,361,199

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Circle Internet Group Inc	12/2/2025

CoreWeave Inc Class A	9/24/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	424,970,696	3,055,348,080	2,835,012,993	13,101,039	-	-	645,305,783	645,176,748	1.2%
Fidelity Securities Lending Cash Central Fund	20,299,900	615,078,681	458,572,917	339,016	-	1	176,805,665	176,787,986	0.6%
Total	445,270,596	3,670,426,761	3,293,585,910	13,440,055	-	1	822,111,448

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	5,339,614,261	5,295,764,790	29,978,680	13,870,791
Consumer Discretionary	2,629,151,785	2,585,753,710	29,178,181	14,219,894
Consumer Staples	746,884,121	746,884,121	-	-
Energy	224,551,864	222,825,623	1,726,241	-
Financials	4,402,858,068	4,358,551,271	29,921,162	14,385,635
Health Care	2,281,400,252	2,268,886,095	-	12,514,157
Industrials	2,568,765,864	2,459,947,202	70,781,892	38,036,770
Information Technology	7,248,270,362	7,184,755,392	11,141,728	52,373,242
Materials	241,473,330	241,002,929	470,401	-
Real Estate	138,751,463	138,751,463	-	-
Utilities	356,329,844	356,329,844	-	-

Convertible Preferred Stocks
Communication Services	13,323,672	-	-	13,323,672
Consumer Discretionary	10,213,479	-	-	10,213,479
Consumer Staples	488,764	-	-	488,764
Financials	4,669,741	-	-	4,669,741
Health Care	5,042,564	-	-	5,042,564
Industrials	201,906,645	-	-	201,906,645
Information Technology	36,141,708	-	-	36,141,708

Preferred Securities
Consumer Discretionary	286,125	-	-	286,125

Money Market Funds	822,111,448	822,111,448	-	-
Total Investments in Securities:	27,272,235,360	26,681,563,888	173,198,285	417,473,187
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investement Securities ($)	Net Unrealized Gain (Loss) on Investement Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amoritization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The Change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2025($)
Common Stocks	137,197,976	(1,449,322)	3,468,955	27,697,985	(21,515,105)	-	-	-	145,400,489	8,470,830
Convertible Preferred Stocks	253,867,718	-	17,813,254	14,951,460	(14,845,859)	-	-	-	271,786,573	10,937,933
Preferred Securities	501,296	-	(215,171)	-	-	-	-	-	286,125	(215,171)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $173,658,279) - See accompanying schedule:
Unaffiliated issuers (cost $11,103,706,626)	$26,450,123,912
Fidelity Central Funds (cost $822,106,539)	822,111,448

Total Investment in Securities (cost $11,925,813,165)		$27,272,235,360
Foreign currency held at value (cost $488,163)		489,496
Receivable for fund shares sold		5,061,859
Dividends receivable		9,432,875
Distributions receivable from Fidelity Central Funds		2,516,129
Other receivables		882,725
Total assets		27,290,618,444
Liabilities
Payable to custodian bank	$220,495
Payable for investments purchased	2,799,246
Payable for fund shares redeemed	30,323,352
Accrued management fee	12,085,602
Distribution and service plan fees payable	2,284,466
Other payables and accrued expenses	919,929
Collateral on securities loaned	176,801,740
Total liabilities		225,434,830
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$27,065,183,614
Net Assets consist of:
Paid in capital		$10,525,324,160
Total accumulated earnings (loss)		16,539,859,454
Net Assets		$27,065,183,614

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($10,995,708,093 ÷ 176,845,963 shares)		$62.18
Service Class :
Net Asset Value, offering price and redemption price per share ($2,103,984,670 ÷ 34,132,166 shares)		$61.64
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($10,505,694,168 ÷ 176,843,003 shares)		$59.41
Investor Class :
Net Asset Value, offering price and redemption price per share ($3,459,796,683 ÷ 56,257,273 shares)		$61.50
Consolidated Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$78,849,511
Income from Fidelity Central Funds (including $339,016 from security lending)		13,440,055
Total income		92,289,566
Expenses
Management fee	$69,320,287
Distribution and service plan fees	13,008,664
Custodian fees and expenses	118,244
Independent trustees' fees and expenses	47,344
Audit fees	35,644
Legal	21,072
Miscellaneous	55,880
Total expenses		82,607,135
Net Investment income (loss)		9,682,431
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,213,373,997
Foreign currency transactions	(188,860)
Total net realized gain (loss)		1,213,185,137
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,354,287,110
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	85,094
Total change in net unrealized appreciation (depreciation)		1,354,372,205
Net gain (loss)		2,567,557,342
Net increase (decrease) in net assets resulting from operations		$2,577,239,773
Consolidated Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,682,431	$14,000,031
Net realized gain (loss)	1,213,185,137	3,625,251,274
Change in net unrealized appreciation (depreciation)	1,354,372,205	3,060,295,858
Net increase (decrease) in net assets resulting from operations	2,577,239,773	6,699,547,163
Distributions to shareholders	(803,817,929)	(2,923,314,742)

Share transactions - net increase (decrease)	(21,539,884)	961,960,504
Total increase (decrease) in net assets	1,751,881,960	4,738,192,925

Net Assets
Beginning of period	25,313,301,654	20,575,108,729
End of period	$27,065,183,614	$25,313,301,654

Consolidated Financial Highlights
VIP Contrafund℠ Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$57.94	$48.63	$37.88	$54.35	$48.17	$37.17
Income from Investment Operations
Net investment income (loss) A,B	.05	.10	.24	.22	.04	.07
Net realized and unrealized gain (loss)	6.01	16.57	12.32	(14.37)	12.88	11.24
Total from investment operations	6.06	16.67	12.56	(14.15)	12.92	11.31
Distributions from net investment income	-	(.10) C	(.22)	(.22)	(.02) C	(.10)
Distributions from net realized gain	(1.82)	(7.26) C	(1.59)	(2.09)	(6.72) C	(.21)
Total distributions	(1.82)	(7.36)	(1.81)	(2.32) D	(6.74)	(.31)
Net asset value, end of period	$62.18	$57.94	$48.63	$37.88	$54.35	$48.17
Total Return E,F,G	10.62%	33.79%	33.45%	(26.31)%	27.83%	30.57%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.55% J	.56%	.60%	.60%	.60%	.61%
Expenses net of fee waivers, if any	.55 % J	.56%	.59%	.60%	.60%	.61%
Expenses net of all reductions, if any	.55% J	.56%	.59%	.60%	.60%	.61%
Net investment income (loss)	.19% J	.17%	.55%	.50%	.08%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$10,995,708	$10,464,444	$8,698,765	$7,255,740	$10,409,645	$8,916,447
Portfolio turnover rate K	37 % J	36%	30%	38%	34%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Contrafund℠ Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$57.48	$48.30	$37.63	$54.00	$47.89	$36.96
Income from Investment Operations
Net investment income (loss) A,B	.03	.04	.20	.17	(.01)	.03
Net realized and unrealized gain (loss)	5.95	16.44	12.23	(14.27)	12.80	11.17
Total from investment operations	5.98	16.48	12.43	(14.10)	12.79	11.20
Distributions from net investment income	-	(.04) C	(.18)	(.18)	(.01) C	(.06)
Distributions from net realized gain	(1.82)	(7.26) C	(1.59)	(2.09)	(6.67) C	(.21)
Total distributions	(1.82)	(7.30)	(1.76) D	(2.27)	(6.68)	(.27)
Net asset value, end of period	$61.64	$57.48	$48.30	$37.63	$54.00	$47.89
Total Return E,F,G	10.56%	33.63%	33.34%	(26.38)%	27.71%	30.43%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.65% J	.66%	.70%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.65 % J	.66%	.69%	.70%	.70%	.71%
Expenses net of all reductions, if any	.65% J	.66%	.69%	.70%	.70%	.71%
Net investment income (loss)	.09% J	.07%	.45%	.40%	(.02)%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$2,103,985	$1,943,439	$1,616,699	$1,326,910	$2,001,479	$1,734,783
Portfolio turnover rate K	37 % J	36%	30%	38%	34%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Contrafund℠ Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$55.50	$46.83	$36.54	$52.51	$46.73	$36.10
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.04)	.13	.11	(.08)	(.03)
Net realized and unrealized gain (loss)	5.75	15.94	11.86	(13.87)	12.46	10.90
Total from investment operations	5.73	15.90	11.99	(13.76)	12.38	10.87
Distributions from net investment income	-	(.01) C	(.11)	(.11)	- C,D	(.03)
Distributions from net realized gain	(1.82)	(7.22) C	(1.59)	(2.09)	(6.60) C	(.21)
Total distributions	(1.82)	(7.23)	(1.70)	(2.21) E	(6.60)	(.24)
Net asset value, end of period	$59.41	$55.50	$46.83	$36.54	$52.51	$46.73
Total Return F,G,H	10.49%	33.45%	33.12%	(26.49)%	27.51%	30.23%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.80% K	.81%	.85%	.85%	.85%	.86%
Expenses net of fee waivers, if any	.80 % K	.81%	.84%	.85%	.85%	.86%
Expenses net of all reductions, if any	.80% K	.81%	.84%	.85%	.85%	.86%
Net investment income (loss)	(.06)% K	(.08)%	.30%	.25%	(.17)%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$10,505,694	$9,737,590	$7,940,382	$6,472,771	$9,861,435	$8,379,335
Portfolio turnover rate L	37 % K	36%	30%	38%	34%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Contrafund℠ Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$57.35	$48.20	$37.56	$53.92	$47.83	$36.91
Income from Investment Operations
Net investment income (loss) A,B	.03	.05	.21	.18	- C	.04
Net realized and unrealized gain (loss)	5.94	16.43	12.21	(14.26)	12.78	11.16
Total from investment operations	5.97	16.48	12.42	(14.08)	12.78	11.20
Distributions from net investment income	-	(.07) D	(.19)	(.19)	(.01) D	(.07)
Distributions from net realized gain	(1.82)	(7.26) D	(1.59)	(2.09)	(6.68) D	(.21)
Total distributions	(1.82)	(7.33)	(1.78)	(2.28)	(6.69)	(.28)
Net asset value, end of period	$61.50	$57.35	$48.20	$37.56	$53.92	$47.83
Total Return E,F,G	10.57%	33.70%	33.36%	(26.38)%	27.74%	30.48%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.62% J	.64%	.67%	.68%	.67%	.69%
Expenses net of fee waivers, if any	.62 % J	.63%	.67%	.67%	.67%	.69%
Expenses net of all reductions, if any	.62% J	.63%	.67%	.67%	.67%	.68%
Net investment income (loss)	.12% J	.09%	.48%	.43%	.01%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$3,459,797	$3,167,829	$2,319,263	$1,815,201	$2,622,106	$2,101,100
Portfolio turnover rate K	37 % J	36%	30%	38%	34%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$145,400,489	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	33.3	Increase
			Enterprise value/Net income (EV/NI)	15.5 - 15.8 / 15.7	Increase
			Enterprise value/Revenue multiple (EV/R)	0.7 - 38.2 / 14.5	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.9% - 4.0% / 3.9%	Increase
			Term	2.1 - 5.0 / 2.3	Increase
			Volatility	60.0% - 80.0% / 61.3%	Increase
Convertible Preferred Stocks	$271,786,573	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	33.3	Increase
			Enterprise value/Revenue multiple (EV/R)	0.6 - 38.2 / 13.7	Increase
		Market approach	Discount rate	10.0%	Decrease
			Transaction price	$8.78 - $78.20 / $50.74	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.8% - 3.9% / 3.9%	Increase
			Term	2.0 - 4.0 / 3.2	Increase
			Volatility	60.0% - 100.0% / 78.6%	Increase
Preferred Securities	$286,125	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9	Increase
		Black scholes	Discount rate	3.9%	Increase
			Term	2.1	Increase
			Volatility	60.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Contrafund Portfolio	$854,233

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred Trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,453,092,718
Gross unrealized depreciation	(140,930,984)
Net unrealized appreciation (depreciation)	$15,312,161,734
Tax cost	$11,960,073,626

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
VIP Contrafund Portfolio	Anduril Industries, Inc. Class B	441,330	-
VIP Contrafund Portfolio	Anduril Industries, Inc. Class C	204	-

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
VIP Contrafund Portfolio	12,514,157.05

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Contrafund Portfolio	4,540,996,675	5,547,996,591
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.56
Service Class	.56
Service Class 2.56
Investor Class	.64

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.55
Service Class	.55
Service Class 2.55
Investor Class	.62

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$968,837
Service Class 2	12,039,827
$13,008,664
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Contrafund Portfolio	85,899

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Contrafund Portfolio	217,565,367	463,809,098	136,250,449
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Contrafund Portfolio	19,930
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Contrafund Portfolio	38,815	412	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Contrafund Portfolio
Distributions to shareholders
Initial Class	$325,561,124	$1,198,216,939
Service Class	60,944,534	222,798,961
Service Class 2	316,529,459	1,139,536,535
Investor Class	100,782,812	362,762,307
Total	$803,817,929	$2,923,314,742
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Contrafund Portfolio
Initial Class
Shares sold	2,594,908	4,492,507	$146,544,119	$265,168,218
Reinvestment of distributions	5,497,486	19,936,503	325,561,124	1,198,216,939
Shares redeemed	(11,862,733)	(22,682,186)	(668,274,524)	(1,320,390,644)
Net increase (decrease)	(3,770,339)	1,746,824	$(196,169,281)	$142,994,513
Service Class
Shares sold	1,362,043	1,533,314	$78,055,763	$89,531,876
Reinvestment of distributions	1,037,707	3,736,171	60,944,534	222,798,961
Shares redeemed	(2,076,929)	(4,934,126)	(117,542,953)	(286,753,769)
Net increase (decrease)	322,821	335,359	$21,457,344	$25,577,068
Service Class 2
Shares sold	8,831,547	12,539,962	$475,074,837	$713,738,120
Reinvestment of distributions	5,589,431	19,787,071	316,529,459	1,139,536,535
Shares redeemed	(13,026,866)	(26,429,239)	(704,577,840)	(1,479,990,334)
Net increase (decrease)	1,394,112	5,897,794	$87,026,456	$373,284,321
Investor Class
Shares sold	1,258,703	3,303,371	$72,132,794	$189,471,634
Reinvestment of distributions	1,720,137	6,095,213	100,782,812	362,762,307
Shares redeemed	(1,962,608)	(2,271,940)	(106,770,009)	(132,129,339)
Net increase (decrease)	1,016,232	7,126,644	$66,145,597	$420,104,602
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Contrafund Portfolio	18%	1	12%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Contrafund Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered the effective management fee rate for Initial Class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Initial Class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Initial Class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Initial Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Initial Class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.705691.127
VIPCON-SANN-0825

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2025